UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2009

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Intermediate Bond
Fund - Class A, Class T, Class B
and Class C

Annual Report

August 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of four years.

Average Annual Total Returns

Periods ended August 31, 2009	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 2.75% sales charge)	3.14%	2.44%	4.74%
Class T (incl. 2.75% sales charge)	3.09%	2.39%	4.65%
Class B (incl. contingent deferred sales charge) A	2.35%	2.40%	4.70%
Class C (incl. contingent deferred sales charge) B	4.31%	2.18%	4.16%

A Class B shares bear a 0.90% 12b-1 fee. Class B shares' contingent deferred sales charge included in the past one year, past five years, and past 10 years total return figures are 3%, 0%, and 0%, respectively.

B Class C shares bear a 1.00% 12b-1 fee. Class C shares' contingent deferred sales charge included in the past one year, past five years, and past 10 years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Intermediate Bond Fund - Class A on August 31, 1999 and the current 2.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Intermediate Government/Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: While the positive returns of taxable bonds were more encouraging than the negative returns posted by major equity indexes for the year ending August 31, 2009, fixed-income securities rode their own wave of volatility. As the credit crisis resulting from a meltdown in the subprime mortgage market deepened in the beginning of the period, bond investors fled from lower-quality debt instruments and flocked to those with backing from the U.S. government. With government interventions around the world beginning to take root in the later months of the period, however, credit conditions improved and signs of stabilization among certain economic indicators emerged, eliciting greater demand for risk. Consequently, bonds further out on the risk spectrum boasted the largest returns. For the year overall, U.S. investment-grade bonds gained 7.94%, as measured by the Barclays Capital U.S. Aggregate Bond Index.

Comments from Ford O'Neil, Co-Portfolio Manager of Fidelity® Advisor Intermediate Bond Fund: For the year, the fund's Class A, Class T, Class B and Class C shares gained 6.05%, 6.00%, 5.35% and 5.31%, respectively (excluding sales charges), while the Barclays Capital U.S. Intermediate Government/Credit Bond Index returned 6.81%. In reviewing performance, we're looking at the aggregate of our direct investments and those we made in Fidelity's fixed-income central funds. Sector selection was the main factor driving the fund's performance. Specifically, the fund got a boost from its overweighting in corporate bonds, and significant underweighting in U.S. Treasury securities. However, weak results from our Treasury holdings proved to be a sizable negative. Corporates benefited in the second half from a massive flight to riskier assets, as investors sought out the very high yields these securities offered. Corporates also were helped by somewhat improved profitability. Within the sector, virtually every industry group performed significantly better than the index, with the fund's industrials and utilities holdings among the biggest gainers. Elsewhere, we increased the fund's overweighting in financials, a move that also aided performance. Conversely, an out-of-benchmark stake in lagging Treasury Inflation-Protected Securities (TIPS) worked against us. Lastly, in terms of the fund's structure, we significantly reduced our exposure to Fidelity's central funds, while still maintaining many of the same securities via direct holdings.

Comments from Ford O'Neil Co-Portfolio Manager of Fidelity® Advisor Intermediate Bond Fund: For the year, the fund's Institutional Class shares gained 6.30%, while the Barclays Capital U.S. Intermediate Government/Credit Bond Index returned 6.81%. In reviewing performance, we're looking at the aggregate of our direct investments and those we made in Fidelity's fixed-income central funds. Sector selection was the main factor driving the fund's performance. Specifically, the fund got a boost from its overweighting in corporate bonds, and significant underweighting in U.S. Treasury securities. However, weak results from our Treasury holdings proved to be a sizable negative. Corporates benefited in the second half from a massive flight to riskier assets, as investors sought out the very high yields these securities offered. Corporates also were helped by somewhat improved profitability. Within the sector, virtually every industry group performed significantly better than the index, with the fund's industrials and utilities holdings among the biggest gainers. Elsewhere, we increased the fund's overweighting in financials, a move that also aided performance. Conversely, an out-of-benchmark stake in lagging Treasury Inflation-Protected Securities (TIPS) worked against us. Lastly, in terms of the fund's structure, we significantly reduced our exposure to Fidelity central funds, while still maintaining many of the same securities via direct holdings.

Annual Report

Note to shareholders: Robert Galusza became Lead Portfolio Manager of the fund on July 1, 2009.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Class A	.86%
Actual		$ 1,000.00	$ 1,129.80	$ 4.62
HypotheticalA		$ 1,000.00	$ 1,020.87	$ 4.38
Class T	.82%
Actual		$ 1,000.00	$ 1,128.80	$ 4.40
HypotheticalA		$ 1,000.00	$ 1,021.07	$ 4.18
Class B	1.54%
Actual		$ 1,000.00	$ 1,126.20	$ 8.25
HypotheticalA		$ 1,000.00	$ 1,017.44	$ 7.83
Class C	1.56%
Actual		$ 1,000.00	$ 1,126.10	$ 8.36
HypotheticalA		$ 1,000.00	$ 1,017.34	$ 7.93
Institutional Class	.54%
Actual		$ 1,000.00	$ 1,131.40	$ 2.90
HypotheticalA		$ 1,000.00	$ 1,022.48	$ 2.75

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2009*	As of February 28, 2009**
U.S. Government and U.S. Government Agency Obligations† 33.7%	U.S. Government and U.S. Government Agency Obligations 36.1%
AAA 9.7%	AAA 11.7%
AA 6.2%	AA 6.5%
A 13.3%	A 14.8%
BBB 26.8%	BBB 23.3%
BB and Below 4.9%	BB and Below 5.1%
Not Rated 0.4%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 5.0%	Short-Term Investments and Net Other Assets 2.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2009
6 months ago
Years	4.6	4.7

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2009
6 months ago
Years	3.7	3.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2009*		As of February 28, 2009**
	Corporate Bonds 47.0%		Corporate Bonds 45.8%
	U.S. Government and U.S. Government Agency Obligations 33.7%		U.S. Government and U.S. Government Agency Obligations 36.1%
	Asset-Backed Securities 3.3%		Asset-Backed Securities 4.3%
	CMOs and Other Mortgage Related Securities 10.5%		CMOs and Other Mortgage Related Securities 11.4%
	Municipal Bonds 0.2%		Municipal Bonds 0.0%
	Other Investments 0.3%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets 5.0%		Short-Term Investments and Net Other Assets 2.1%
* Foreign investments	11.0%	** Foreign investments	9.1%
* Futures and Swaps	17.0%	** Futures and Swaps	17.7%

† Includes FDIC Guaranteed Corporate Securities

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Annual Report

Investments August 31, 2009

Showing Percentage of Net Assets

Nonconvertible Bonds - 34.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.1%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 844,000	$ 884,998
5.875% 3/15/11	313,000	325,740
		1,210,738
Household Durables - 0.2%
Fortune Brands, Inc.:
5.125% 1/15/11	640,000	651,474
6.375% 6/15/14	750,000	766,446
		1,417,920
Media - 1.7%
AOL Time Warner, Inc.:
6.75% 4/15/11	284,000	301,925
6.875% 5/1/12	368,000	402,452
Comcast Cable Communications, Inc. 6.75% 1/30/11	77,000	81,886
Comcast Corp.:
4.95% 6/15/16	283,000	287,032
5.5% 3/15/11	58,000	60,870
5.85% 1/15/10	9,000	9,163
COX Communications, Inc.:
4.625% 1/15/10	323,000	326,592
4.625% 6/1/13	674,000	694,596
6.25% 6/1/18 (d)	157,000	167,088
News America, Inc.:
4.75% 3/15/10	37,000	37,141
5.3% 12/15/14	132,000	141,503
6.9% 3/1/19 (d)	2,600,000	2,928,983
Time Warner Cable, Inc.:
5.4% 7/2/12	369,000	393,610
5.85% 5/1/17	996,000	1,045,961
6.2% 7/1/13	351,000	379,296
6.75% 7/1/18	1,114,000	1,230,657
8.75% 2/14/19	362,000	445,630
Time Warner, Inc. 5.875% 11/15/16	651,000	680,191
Viacom, Inc.:
4.375% 9/15/14	658,000	659,022
6.125% 10/5/17	679,000	717,665
		10,991,263
TOTAL CONSUMER DISCRETIONARY		13,619,921
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - 2.0%
Beverages - 0.3%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	$ 11,000	$ 11,514
Anheuser-Busch InBev Worldwide, Inc. 7.2% 1/15/14 (d)	1,000,000	1,123,149
Diageo Capital PLC 5.2% 1/30/13	157,000	167,651
FBG Finance Ltd. 5.125% 6/15/15 (d)	443,000	453,757
		1,756,071
Food & Staples Retailing - 0.4%
CVS Caremark Corp.:
0.9675% 6/1/10 (i)	346,000	345,359
6.036% 12/10/28	341,926	322,716
6.302% 6/1/37 (i)	2,597,000	2,051,630
		2,719,705
Food Products - 0.4%
Cargill, Inc. 6% 11/27/17 (d)	106,000	113,442
General Mills, Inc.:
5.2% 3/17/15	650,000	699,655
5.65% 2/15/19	239,000	258,242
Kraft Foods, Inc.:
5.625% 11/1/11	553,000	596,389
6.125% 2/1/18	759,000	830,635
6.75% 2/19/14	82,000	93,062
		2,591,425
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13	270,000	286,935
Tobacco - 0.9%
Altria Group, Inc. 9.7% 11/10/18	2,549,000	3,118,052
Philip Morris International, Inc. 4.875% 5/16/13	680,000	723,935
Reynolds American, Inc.:
6.75% 6/15/17	442,000	450,372
7.25% 6/15/37	1,181,000	1,135,896
		5,428,255
TOTAL CONSUMER STAPLES		12,782,391
ENERGY - 4.0%
Energy Equipment & Services - 0.5%
DCP Midstream LLC 9.75% 3/15/19 (d)	356,000	423,230
Halliburton Co. 6.15% 9/15/19	425,000	473,120
Transocean Ltd. 5.25% 3/15/13	523,000	550,675
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Energy Equipment & Services - continued
Weatherford International Ltd.:
4.95% 10/15/13	$ 263,000	$ 271,478
5.15% 3/15/13	1,352,000	1,408,837
		3,127,340
Oil, Gas & Consumable Fuels - 3.5%
Anadarko Petroleum Corp. 5.95% 9/15/16	396,000	411,813
BW Group Ltd. 6.625% 6/28/17 (d)	446,000	376,870
Canadian Natural Resources Ltd.:
5.15% 2/1/13	679,000	710,257
5.7% 5/15/17	175,000	183,293
ConocoPhillips 4.75% 2/1/14	159,000	170,480
Duke Capital LLC 6.25% 2/15/13	151,000	161,325
Duke Energy Field Services:
5.375% 10/15/15 (d)	184,000	179,179
6.875% 2/1/11	349,000	363,936
7.875% 8/16/10	157,000	164,391
El Paso Natural Gas Co. 5.95% 4/15/17	141,000	144,886
Empresa Nacional de Petroleo 6.75% 11/15/12 (d)	256,000	275,415
Enbridge Energy Partners LP:
5.875% 12/15/16	273,000	272,556
6.5% 4/15/18	358,000	375,991
EnCana Holdings Finance Corp. 5.8% 5/1/14	436,000	474,068
Enterprise Products Operating LP:
4.6% 8/1/12	706,000	732,572
4.625% 10/15/09	294,000	294,492
5.6% 10/15/14	295,000	312,026
5.65% 4/1/13	105,000	111,567
Gazstream SA 5.625% 7/22/13 (d)	901,826	901,826
Gulf South Pipeline Co. LP 5.75% 8/15/12 (d)	583,000	605,202
Lukoil International Finance BV 6.656% 6/7/22 (d)	246,000	222,630
Nakilat, Inc. 6.067% 12/31/33 (d)	302,000	251,466
Nexen, Inc.:
5.05% 11/20/13	580,000	595,665
5.2% 3/10/15	137,000	138,503
6.4% 5/15/37	761,000	704,150
NGPL PipeCo LLC 6.514% 12/15/12 (d)	1,138,000	1,231,459
Pemex Project Funding Master Trust 1.9294% 6/15/10 (d)(i)	188,000	187,530
Petro-Canada:
6.05% 5/15/18	326,000	337,756
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petro-Canada: - continued
6.8% 5/15/38	$ 214,000	$ 226,499
Petrobras International Finance Co. Ltd. 7.875% 3/15/19	620,000	699,050
Petroleos Mexicanos 8% 5/3/19 (d)	99,000	111,375
Plains All American Pipeline LP:
4.25% 9/1/12	1,000,000	1,021,025
7.75% 10/15/12	356,000	393,582
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (d)	451,000	491,041
Ras Laffan Liquid Natural Gas Co. Ltd. III:
4.5% 9/30/12 (d)	329,000	337,191
5.832% 9/30/16 (d)	270,000	277,298
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)	411,000	442,893
Source Gas LLC 5.9% 4/1/17 (d)	535,000	434,272
Southeast Supply Header LLC 4.85% 8/15/14 (d)	862,000	875,234
Spectra Energy Capital, LLC 5.65% 3/1/20	717,000	726,621
Suncor Energy, Inc. 6.1% 6/1/18	916,000	959,417
TEPPCO Partners LP:
5.9% 4/15/13	489,000	526,098
6.65% 4/15/18	441,000	475,399
Texas Eastern Transmission LP 6% 9/15/17 (d)	1,096,000	1,179,013
TransCanada PipeLines Ltd. 6.35% 5/15/67 (i)	358,000	300,720
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	394,000	430,867
Valero Energy Corp. 6.625% 6/15/37	559,000	485,881
XTO Energy, Inc.:
5% 1/31/15	264,000	275,882
5.65% 4/1/16	181,000	189,553
5.9% 8/1/12	672,000	726,876
		22,477,091
TOTAL ENERGY		25,604,431
FINANCIALS - 17.1%
Capital Markets - 3.3%
Bear Stearns Companies, Inc.:
0.645% 10/22/10 (i)	353,000	352,635
0.9025% 9/9/09 (i)	192,000	192,002
4.245% 1/7/10	184,000	184,987
4.5% 10/28/10	277,000	287,652
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Bear Stearns Companies, Inc.: - continued
5.3% 10/30/15	$ 177,000	$ 179,397
5.85% 7/19/10	569,000	584,715
6.95% 8/10/12	204,000	227,921
BlackRock, Inc. 6.25% 9/15/17	1,753,000	1,843,995
Goldman Sachs Group, Inc.:
5.45% 11/1/12	569,000	606,544
5.95% 1/18/18	602,000	626,687
6.15% 4/1/18	298,000	314,563
6.6% 1/15/12	258,000	279,319
6.75% 10/1/37	960,000	961,132
6.875% 1/15/11	41,000	43,747
Janus Capital Group, Inc.:
6.125% 9/15/11 (c)	362,000	358,458
6.5% 6/15/12	630,000	624,286
Lazard Group LLC:
6.85% 6/15/17	580,000	567,502
7.125% 5/15/15	208,000	208,944
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	1,578,000	1,604,477
6.15% 4/25/13	437,000	454,977
6.875% 4/25/18	400,000	408,432
Morgan Stanley:
0.7875% 1/9/12 (i)	844,000	815,951
0.8375% 1/9/14 (i)	755,000	698,620
4.75% 4/1/14	120,000	119,132
5.05% 1/21/11	460,000	475,083
5.45% 1/9/17	200,000	198,330
5.95% 12/28/17	383,000	391,627
6% 5/13/14	570,000	604,422
6.6% 4/1/12	863,000	937,724
6.625% 4/1/18	1,106,000	1,181,804
6.75% 4/15/11	126,000	134,000
7.3% 5/13/19	603,000	671,519
Royal Bank of Scotland PLC 4.875% 8/25/14 (d)	1,200,000	1,201,824
State Street Corp. 4.3% 5/30/14	120,000	125,813
The Bank of New York, Inc. 4.95% 11/1/12	583,000	631,042
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
UBS AG Stamford Branch:
5.75% 4/25/18	$ 1,684,000	$ 1,654,394
5.875% 12/20/17	451,000	446,870
		21,200,527
Commercial Banks - 3.4%
American Express Bank FSB 5.5% 4/16/13	2,014,000	2,089,841
ANZ National International Ltd. 6.2% 7/19/13 (d)	221,000	237,553
Bank One Corp.:
5.25% 1/30/13	140,000	147,964
7.875% 8/1/10	104,000	109,984
BB&T Corp. 6.5% 8/1/11	187,000	195,605
Chase Manhattan Corp. 7.875% 6/15/10	235,000	246,908
Credit Suisse First Boston 6% 2/15/18	1,543,000	1,586,951
Credit Suisse First Boston New York Branch 5% 5/15/13	1,026,000	1,089,238
Credit Suisse New York Branch 5.5% 5/1/14	410,000	440,648
DBS Bank Ltd. (Singapore) 0.66% 5/16/17 (d)(i)	787,580	700,946
Export-Import Bank of Korea:
5.125% 2/14/11	441,000	447,092
5.25% 2/10/14 (d)	114,000	113,817
5.5% 10/17/12	340,000	351,523
Fifth Third Bancorp:
4.5% 6/1/18	19,000	14,037
8.25% 3/1/38	317,000	281,611
HBOS PLC 6.75% 5/21/18 (d)	509,000	424,496
HSBC Holdings PLC 0.7775% 10/6/16 (i)	130,000	120,461
JPMorgan Chase Bank 6% 10/1/17	422,000	444,870
KeyBank NA 7% 2/1/11	169,000	172,018
Korea Development Bank 4.625% 9/16/10	369,000	372,134
Manufacturers & Traders Trust Co. 2.0969% 4/1/13 (d)(i)	82,159	66,827
National City Bank, Cleveland 4.5% 3/15/10	592,000	600,349
PNC Funding Corp.:
0.6275% 1/31/12 (i)	903,000	858,851
7.5% 11/1/09	306,000	308,666
Rabobank Nederland NV 2.65% 8/17/12 (d)	4,040,000	4,071,391
Santander Issuances SA Unipersonal:
0.9688% 6/20/16 (d)(i)	370,882	341,264
5.805% 6/20/16 (d)(i)	634,000	520,673
Standard Chartered Bank 6.4% 9/26/17 (d)	2,746,000	2,670,070
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (d)(i)	$ 442,000	$ 387,627
Union Planters Corp. 7.75% 3/1/11	91,000	88,229
UnionBanCal Corp. 5.25% 12/16/13	100,000	92,930
Wachovia Bank NA 4.875% 2/1/15	283,000	284,490
Wachovia Corp.:
0.6331% 4/23/12 (i)	82,000	79,130
0.6394% 10/15/11 (i)	606,000	590,653
5.625% 10/15/16	513,000	511,632
5.75% 6/15/17	442,000	466,142
Wells Fargo & Co. 4.2% 1/15/10	397,000	400,948
		21,927,569
Consumer Finance - 2.6%
American General Finance Corp. 6.9% 12/15/17	720,000	444,576
Capital One Bank USA NA 8.8% 7/15/19	475,000	508,909
Capital One Financial Corp.:
0.93% 9/10/09 (i)	495,000	494,909
5.7% 9/15/11	366,000	377,657
7.375% 5/23/14	540,000	589,057
Discover Financial Services:
1.1688% 6/11/10 (i)	607,000	591,492
6.45% 6/12/17	345,000	300,811
General Electric Capital Corp.:
3.5% 8/13/12	1,000,000	1,002,734
5.625% 9/15/17	1,060,000	1,062,331
5.9% 5/13/14	4,735,000	5,060,347
6.375% 11/15/67 (i)	1,275,000	1,029,563
Household Finance Corp.:
6.375% 10/15/11	280,000	294,127
7% 5/15/12	70,000	75,412
HSBC Finance Corp.:
5.25% 1/14/11	263,000	269,588
5.25% 1/15/14	212,000	216,165
MBNA Corp. 7.5% 3/15/12	324,000	341,862
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (d)	641,000	635,556
ORIX Corp. 5.48% 11/22/11	58,000	57,246
SLM Corp.:
0.6638% 7/26/10 (i)	1,795,000	1,642,299
0.7338% 10/25/11 (i)	354,000	280,359
0.8294% 3/15/11 (i)	17,000	14,645
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.: - continued
4.5% 7/26/10	$ 1,227,000	$ 1,173,900
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (d)	74,260	73,386
		16,536,931
Diversified Financial Services - 2.6%
Bank of America Corp. 7.4% 1/15/11	1,308,000	1,380,310
BP Capital Markets PLC 1.55% 8/11/11	643,000	644,161
Citigroup, Inc.:
0.5194% 5/18/11 (i)	424,000	405,720
5.3% 10/17/12	1,594,000	1,610,257
6.125% 5/15/18	1,150,000	1,081,283
6.5% 1/18/11	197,000	203,592
6.5% 8/19/13	2,729,000	2,802,246
CME Group, Inc. 5.75% 2/15/14	76,000	83,064
ILFC E-Capital Trust I 5.9% 12/21/65 (d)(i)	452,000	189,840
International Lease Finance Corp.:
5.4% 2/15/12	433,000	357,393
5.65% 6/1/14	1,519,000	1,140,038
6.375% 3/25/13	227,000	178,124
6.625% 11/15/13	411,000	318,250
JPMorgan Chase & Co.:
4.891% 9/1/15 (i)	412,000	371,938
5.6% 6/1/11	323,000	340,914
5.75% 1/2/13	334,000	356,416
6.75% 2/1/11	57,000	60,674
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	164,000	116,200
5.5% 1/15/14 (d)	105,000	80,237
5.7% 4/15/17 (d)	256,000	161,951
TECO Finance, Inc. 7% 5/1/12	1,125,000	1,188,056
TransCapitalInvest Ltd. 5.67% 3/5/14 (d)	489,000	470,663
USAA Capital Corp. 3.5% 7/17/14 (d)	932,000	927,783
ZFS Finance USA Trust II 6.45% 12/15/65 (d)(i)	1,008,000	876,960
ZFS Finance USA Trust IV 5.875% 5/9/62 (d)(i)	503,000	403,134
ZFS Finance USA Trust V 6.5% 5/9/67 (d)(i)	805,000	627,900
		16,377,104
Insurance - 2.0%
Allstate Corp.:
6.2% 5/16/14	526,000	572,794
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Allstate Corp.: - continued
7.45% 5/16/19	$ 501,000	$ 578,828
Assurant, Inc.:
5.625% 2/15/14	289,000	295,559
6.75% 2/15/34	297,000	237,479
Axis Capital Holdings Ltd. 5.75% 12/1/14	84,000	84,975
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(i)	225,000	177,750
Jackson National Life Global Funding 5.375% 5/8/13 (d)	114,000	113,562
Liberty Mutual Group, Inc. 6.5% 3/15/35 (d)	90,000	65,898
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.3475% 6/30/12 (d)(i)	1,474,000	1,418,283
MetLife, Inc.:
5% 6/15/15	175,000	181,703
6.125% 12/1/11	149,000	159,243
6.75% 6/1/16	550,000	601,642
7.717% 2/15/19	837,000	979,038
Metropolitan Life Global Funding I:
4.625% 8/19/10 (d)	498,000	501,049
5.125% 4/10/13 (d)	113,000	116,252
5.125% 6/10/14 (d)	483,000	503,327
Monumental Global Funding II 5.65% 7/14/11 (d)	250,000	255,511
Monumental Global Funding III 5.5% 4/22/13 (d)	332,000	335,895
Pacific Life Global Funding 5.15% 4/15/13 (d)	1,141,000	1,151,559
Pennsylvania Mutual Life Insurance Co. 6.65% 6/15/34 (d)	2,250,000	1,886,713
Prudential Financial, Inc.:
5.15% 1/15/13	327,000	329,488
5.4% 6/13/35	68,000	56,134
5.5% 3/15/16	64,000	63,206
5.7% 12/14/36	58,000	50,901
6.2% 1/15/15	90,000	94,280
7.375% 6/15/19	230,000	249,966
8.875% 6/15/68 (i)	448,000	414,400
QBE Insurance Group Ltd. 5.647% 7/1/23 (d)(i)	505,000	408,680
Symetra Financial Corp. 6.125% 4/1/16 (d)	782,000	632,439
The Chubb Corp. 5.75% 5/15/18	311,000	337,465
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10	189,000	196,180
		13,050,199
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - 2.1%
AMB Property LP 5.9% 8/15/13	$ 389,000	$ 362,389
Arden Realty LP 5.2% 9/1/11	256,000	264,960
AvalonBay Communities, Inc.:
4.95% 3/15/13	55,000	55,139
5.5% 1/15/12	361,000	374,713
Brandywine Operating Partnership LP:
4.5% 11/1/09	466,000	465,598
5.625% 12/15/10	616,000	613,835
5.7% 5/1/17	361,000	302,313
5.75% 4/1/12	327,000	318,852
BRE Properties, Inc. 5.75% 9/1/09	92,000	92,000
Camden Property Trust:
4.375% 1/15/10	223,000	224,536
5.375% 12/15/13	99,000	97,531
5.875% 11/30/12	447,000	459,407
CPG Partners LP 6% 1/15/13	154,000	154,438
Developers Diversified Realty Corp.:
4.625% 8/1/10	455,000	439,738
5% 5/3/10	338,000	328,462
5.25% 4/15/11	367,000	346,798
5.375% 10/15/12	194,000	176,220
Duke Realty LP:
4.625% 5/15/13	94,000	88,195
5.25% 1/15/10	68,000	68,184
5.4% 8/15/14	481,000	452,276
5.625% 8/15/11	446,000	450,494
5.875% 8/15/12	85,000	85,227
5.95% 2/15/17	98,000	88,187
6.25% 5/15/13	1,162,000	1,167,745
6.5% 1/15/18	641,000	589,718
Equity One, Inc.:
6% 9/15/17	129,000	112,993
6.25% 1/15/17	74,000	66,890
Federal Realty Investment Trust:
5.4% 12/1/13	62,000	61,021
6% 7/15/12	442,000	455,902
6.2% 1/15/17	94,000	87,986
HRPT Properties Trust:
5.75% 11/1/15	134,000	116,536
6.25% 6/15/17	186,000	163,355
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust: - continued
6.65% 1/15/18	$ 93,000	$ 81,232
Liberty Property LP:
5.125% 3/2/15	128,000	118,352
5.5% 12/15/16	224,000	197,066
6.625% 10/1/17	551,000	508,219
Mack-Cali Realty LP:
5.05% 4/15/10	122,000	122,364
7.75% 2/15/11	147,000	154,546
Simon Property Group LP:
4.6% 6/15/10	166,000	169,273
4.875% 8/15/10	102,000	104,515
5% 3/1/12	55,000	56,385
5.375% 6/1/11	94,000	96,665
5.6% 9/1/11	410,000	425,079
5.75% 5/1/12	191,000	200,315
7.75% 1/20/11	124,000	130,735
Tanger Properties LP 6.15% 11/15/15	4,000	3,762
UDR, Inc. 5.5% 4/1/14	1,102,000	1,063,115
Washington (REIT) 5.95% 6/15/11	549,000	542,172
		13,105,433
Real Estate Management & Development - 0.4%
ERP Operating LP:
5.375% 8/1/16	240,000	230,051
5.5% 10/1/12	369,000	385,082
5.75% 6/15/17	853,000	826,614
Post Apartment Homes LP:
5.45% 6/1/12	205,000	196,133
6.3% 6/1/13	362,000	354,003
Regency Centers LP:
4.95% 4/15/14	92,000	82,355
5.25% 8/1/15	322,000	289,371
5.875% 6/15/17	160,000	144,348
		2,507,957
Thrifts & Mortgage Finance - 0.7%
Bank of America Corp.:
4.9% 5/1/13	669,000	675,372
5.65% 5/1/18	1,125,000	1,087,811
7.375% 5/15/14	969,000	1,062,409
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Countrywide Financial Corp. 5.8% 6/7/12	$ 440,000	$ 456,542
Countrywide Home Loans, Inc. 4% 3/22/11	653,000	659,332
Independence Community Bank Corp.:
2.4169% 4/1/14 (i)	637,000	562,780
4.9% 9/23/10	256,000	264,320
		4,768,566
TOTAL FINANCIALS		109,474,286
HEALTH CARE - 0.8%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	446,000	492,553
Health Care Providers & Services - 0.3%
Coventry Health Care, Inc.:
5.95% 3/15/17	264,000	235,362
6.3% 8/15/14	546,000	497,628
Express Scripts, Inc.:
5.25% 6/15/12	505,000	535,679
6.25% 6/15/14	299,000	326,775
7.25% 6/15/19	194,000	224,979
		1,820,423
Pharmaceuticals - 0.4%
AstraZeneca PLC 6.45% 9/15/37	521,000	612,730
Merck & Co., Inc. 5% 6/30/19	348,000	367,860
Novartis Capital Corp. 4.125% 2/10/14	442,000	463,628
Roche Holdings, Inc. 5% 3/1/14 (d)	897,000	970,337
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	145,000	154,880
		2,569,435
TOTAL HEALTH CARE		4,882,411
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (d)	398,000	404,707
6.4% 12/15/11 (d)	124,000	132,914
Bombardier, Inc. 6.3% 5/1/14 (d)	1,181,000	1,092,425
		1,630,046
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - 0.9%
American Airlines, Inc. pass-thru trust certificates:
6.978% 10/1/12	$ 59,828	$ 57,435
7.024% 4/15/11	427,000	424,865
7.324% 4/15/11	375,000	375,000
7.858% 4/1/13	820,000	783,100
Continental Airlines, Inc.:
6.648% 3/15/19	465,261	400,124
6.82% 5/1/18	33,503	27,808
6.9% 7/2/19	129,386	112,566
7.056% 3/15/11	265,000	263,675
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	55,147	49,357
7.57% 11/18/10	2,400,000	2,340,000
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	329,172	253,463
8.36% 7/20/20	221,150	183,555
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	7,371	7,334
6.201% 3/1/10	4,699	4,628
6.602% 9/1/13	13,340	13,140
7.032% 4/1/12	172,627	170,900
7.186% 10/1/12	430,111	424,734
		5,891,684
Building Products - 0.1%
Masco Corp. 0.9388% 3/12/10 (i)	392,444	385,414
Industrial Conglomerates - 0.1%
Covidien International Finance SA:
5.15% 10/15/10	382,000	397,724
5.45% 10/15/12	93,000	101,361
6% 10/15/17	442,000	486,608
		985,693
Machinery - 0.0%
Atlas Copco AB 5.6% 5/22/17 (d)	92,000	93,716
TOTAL INDUSTRIALS		8,986,553
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Cisco Systems, Inc. 4.95% 2/15/19	$ 116,000	$ 121,069
Nokia Corp. 5.375% 5/15/19	536,000	561,751
		682,820
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	445,000	451,956
6% 10/1/12	585,000	605,244
6.55% 10/1/17	356,000	353,755
		1,410,955
Office Electronics - 0.0%
Xerox Corp. 5.5% 5/15/12	241,000	251,241
Semiconductors & Semiconductor Equipment - 0.1%
National Semiconductor Corp. 0.8794% 6/15/10 (i)	265,429	255,687
TOTAL INFORMATION TECHNOLOGY		2,600,703
MATERIALS - 1.6%
Chemicals - 0.6%
Dow Chemical Co.:
4.85% 8/15/12	1,265,000	1,295,676
7.6% 5/15/14	1,108,000	1,196,429
8.55% 5/15/19	769,000	837,637
E.I. du Pont de Nemours & Co. 5% 1/15/13	39,000	42,213
Lubrizol Corp. 8.875% 2/1/19	140,000	172,596
		3,544,551
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	277,000	271,901
Containers & Packaging - 0.1%
Pactiv Corp.:
5.875% 7/15/12	259,000	275,929
6.4% 1/15/18	264,000	261,057
		536,986
Metals & Mining - 0.9%
Anglo American Capital PLC:
9.375% 4/8/14 (d)	459,000	523,260
9.375% 4/8/19 (d)	630,000	737,100
BHP Billiton Financial USA Ltd.:
5.125% 3/29/12	298,000	313,130
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - continued
BHP Billiton Financial USA Ltd.: - continued
5.5% 4/1/14	$ 709,000	$ 771,972
6.5% 4/1/19	709,000	808,294
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	302,000	329,920
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	493,000	523,788
6.5% 7/15/18	939,000	1,010,874
8.95% 5/1/14	536,000	624,697
Vale Overseas Ltd. 6.25% 1/23/17	350,000	370,942
		6,013,977
TOTAL MATERIALS		10,367,415
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.3%
AT&T Broadband Corp. 8.375% 3/15/13	390,000	450,701
AT&T, Inc. 6.7% 11/15/13	177,000	200,485
British Telecommunications PLC 9.125% 12/15/10 (c)	410,000	441,729
Deutsche Telekom International Financial BV:
5.25% 7/22/13	370,000	394,152
6.75% 8/20/18	548,000	618,660
SBC Communications, Inc.:
5.1% 9/15/14	328,000	354,538
5.875% 2/1/12	412,000	444,269
5.875% 8/15/12	148,000	161,870
Telecom Italia Capital SA:
4% 1/15/10	738,000	743,398
4.95% 9/30/14	484,000	499,528
5.25% 10/1/15	395,000	409,735
6.999% 6/4/18	271,000	297,883
Telefonica Emisiones SAU:
0.8094% 2/4/13 (i)	363,000	354,961
6.421% 6/20/16	234,000	262,220
Telefonos de Mexico SA de CV 4.75% 1/27/10	937,000	946,370
Verizon Global Funding Corp. 7.25% 12/1/10	414,000	440,936
Verizon New England, Inc. 6.5% 9/15/11	134,000	144,339
Verizon New York, Inc. 6.875% 4/1/12	888,000	967,504
		8,133,278
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV 5.625% 11/15/17	$ 273,000	$ 273,756
Sprint Nextel Corp. 6% 12/1/16	172,000	144,480
Verizon Wireless Capital LLC:
5.55% 2/1/14 (d)	358,000	387,137
8.5% 11/15/18 (d)	140,000	176,345
Vodafone Group PLC:
5% 12/16/13	346,000	367,322
5.5% 6/15/11	417,000	442,582
7.75% 2/15/10	279,000	287,462
		2,079,084
TOTAL TELECOMMUNICATION SERVICES		10,212,362
UTILITIES - 3.9%
Electric Utilities - 2.3%
AmerenUE 6.4% 6/15/17	451,000	494,269
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	621,000	654,925
8.875% 11/15/18	140,000	176,042
Commonwealth Edison Co.:
5.4% 12/15/11	958,000	1,022,995
5.8% 3/15/18	975,000	1,049,591
EDP Finance BV:
5.375% 11/2/12 (d)	301,000	321,698
6% 2/2/18 (d)	1,525,000	1,644,799
Enel Finance International SA 5.7% 1/15/13 (d)	168,000	179,414
Exelon Corp.:
4.9% 6/15/15	483,000	490,497
6.75% 5/1/11	100,000	106,902
FirstEnergy Corp. 6.45% 11/15/11	298,000	325,565
FirstEnergy Solutions Corp.:
4.8% 2/15/15 (d)	160,000	163,535
6.05% 8/15/21 (d)	372,000	376,054
Illinois Power Co. 6.125% 11/15/17	62,000	65,146
Nevada Power Co.:
6.5% 5/15/18	2,962,000	3,228,225
6.5% 8/1/18	237,000	258,719
Oncor Electric Delivery Co. 6.375% 5/1/12	412,000	448,657
Oncor Electric Delivery Co. LLC 5.95% 9/1/13	546,000	590,387
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	122,480
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Pepco Holdings, Inc.:
4% 5/15/10	$ 337,000	$ 340,523
6.45% 8/15/12	563,000	598,977
PPL Capital Funding, Inc. 6.7% 3/30/67 (i)	900,000	702,000
Progress Energy, Inc. 7.1% 3/1/11	511,000	543,482
Sierra Pacific Power Co. 5.45% 9/1/13	235,000	246,227
West Penn Power Co. 5.95% 12/15/17 (d)	47,000	48,700
Wisconsin Electric Power Co. 6.25% 12/1/15	454,000	515,553
		14,715,362
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	67,000	68,635
Texas Eastern Transmission Corp. 7.3% 12/1/10	468,000	482,016
		550,651
Independent Power Producers & Energy Traders - 0.6%
Constellation Energy Group, Inc. 7% 4/1/12	973,000	1,044,373
Duke Capital LLC 5.668% 8/15/14	310,000	323,320
Exelon Generation Co. LLC 5.35% 1/15/14	231,000	241,580
PPL Energy Supply LLC:
6.3% 7/15/13	1,500,000	1,600,770
6.5% 5/1/18	649,000	683,995
		3,894,038
Multi-Utilities - 0.9%
Dominion Resources, Inc.:
4.75% 12/15/10	593,000	611,402
5.2% 8/15/19	652,000	672,371
6.3% 9/30/66 (i)	602,000	439,460
7.5% 6/30/66 (i)	769,000	630,580
DTE Energy Co. 7.05% 6/1/11	148,000	157,245
KeySpan Corp. 7.625% 11/15/10	75,000	79,209
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	441,000	478,323
National Grid PLC 6.3% 8/1/16	223,000	241,091
NiSource Finance Corp.:
5.25% 9/15/17	402,000	373,501
5.4% 7/15/14	203,000	203,147
5.45% 9/15/20	43,000	38,978
6.4% 3/15/18	200,000	201,007
7.875% 11/15/10	154,000	161,960
10.75% 3/15/16	324,000	379,462
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	$ 931,000	$ 735,490
WPS Resources Corp. 6.11% 12/1/66 (i)	133,000	97,090
		5,500,316
TOTAL UTILITIES		24,660,367
TOTAL NONCONVERTIBLE BONDS (Cost $208,138,374)		223,190,840
U.S. Government and Government Agency Obligations - 18.6%

U.S. Government Agency Obligations - 6.6%
Fannie Mae:
2.5% 5/15/14	9,250,000	9,198,894
4.375% 7/17/13	3,637,000	3,915,263
5% 2/16/12	19,286,000	20,913,256
Federal Home Loan Bank 1.75% 8/22/12	6,270,000	6,254,870
Freddie Mac 2.125% 3/23/12	1,754,000	1,779,628
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		42,061,911
U.S. Treasury Inflation Protected Obligations - 7.1%
U.S. Treasury Inflation-Indexed Notes:
1.375% 7/15/18	4,699,859	4,551,522
2% 1/15/14 (g)	9,835,560	10,019,977
2% 7/15/14	22,307,415	22,760,526
2.625% 7/15/17	7,803,150	8,303,035
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		45,635,060
U.S. Treasury Obligations - 4.6%
U.S. Treasury Notes:
1.75% 3/31/14	550,000	538,484
3.75% 11/15/18	8,850,000	9,087,844
4% 8/15/18	18,750,000	19,634,775
TOTAL U.S. TREASURY OBLIGATIONS		29,261,103
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - 0.3%
Bank of America Corp. 2.1% 4/30/12 (FDIC Guaranteed) (e)	$ 520,000	$ 525,581
Citigroup Funding, Inc. 2.25% 12/10/12 (FDIC Guaranteed) (e)	1,710,000	1,727,035
TOTAL OTHER GOVERNMENT RELATED		2,252,616
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $118,207,181)		119,210,690
U.S. Government Agency - Mortgage Securities - 12.5%

Fannie Mae - 6.3%
2.788% 7/1/34 (i)	146,437	149,964
2.805% 7/1/35 (i)	300,541	308,526
2.87% 6/1/34 (i)	331,782	338,829
3.206% 4/1/36 (i)	2,082,629	2,126,676
3.281% 10/1/33 (i)	26,150	26,618
3.283% 3/1/35 (i)	45,643	46,650
3.321% 9/1/34 (i)	673,712	692,871
3.572% 2/1/33 (i)	72,754	74,041
3.6% 10/1/33 (i)	74,891	76,077
3.668% 7/1/35 (i)	30,402	30,961
3.697% 7/1/35 (i)	264,362	272,864
3.828% 7/1/35 (i)	223,255	229,012
4% 8/1/18	1,530,393	1,584,087
4.046% 3/1/35 (i)	14,680	14,989
4.131% 7/1/34 (i)	1,655,441	1,701,467
4.209% 11/1/36 (i)	471,028	487,852
4.25% 7/1/34 (i)	35,181	36,230
4.275% 6/1/36 (i)	88,891	92,259
4.285% 12/1/33 (i)	2,661,463	2,745,502
4.299% 3/1/33 (i)	31,940	32,918
4.344% 3/1/34 (i)	72,904	75,110
4.425% 3/1/35 (i)	120,118	123,713
4.456% 10/1/35 (i)	175,218	179,622
4.461% 5/1/35 (i)	159,003	163,362
4.477% 3/1/35 (i)	261,323	268,958
4.5% 9/17/24 (f)	500,000	513,874
4.5% 8/1/33 to 3/1/35	872,310	881,778
4.534% 10/1/33 (i)	75,374	77,116
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.62% 9/1/35 (i)	$ 1,403,097	$ 1,448,756
4.643% 7/1/35 (i)	366,502	379,918
4.654% 2/1/35 (i)	1,860,294	1,911,392
4.666% 11/1/36 (i)	500,691	520,092
4.744% 2/1/34 (i)	22,139	22,917
4.807% 1/1/35 (i)	985,277	1,008,492
4.925% 7/1/35 (i)	2,092,505	2,154,698
4.996% 4/1/35 (i)	1,380,919	1,423,370
5.185% 3/1/35 (i)	45,423	46,516
5.197% 5/1/35 (i)	997,318	1,029,380
5.301% 12/1/34 (i)	105,081	107,257
5.5% 8/1/14 to 12/1/14	901,945	957,217
5.5% 9/17/24 (f)	1,000,000	1,051,929
5.564% 7/1/37 (i)	222,451	232,970
5.82% 7/1/46 (i)	2,881,900	3,030,595
5.821% 3/1/36 (i)	983,404	1,037,567
6% 5/1/16 to 2/1/37	1,784,992	1,892,029
6% 9/14/39 (f)	1,000,000	1,051,874
6.004% 4/1/36 (i)	169,201	178,317
6.319% 4/1/36 (i)	182,738	194,045
6.5% 12/1/13 to 3/1/35	5,102,239	5,493,460
7% 11/1/11 to 6/1/33	1,096,053	1,201,527
7.5% 8/1/17 to 3/1/28	374,995	411,612
8.5% 5/1/21 to 9/1/25	65,040	72,068
9.5% 2/1/25	10,296	11,344
10.5% 8/1/20	13,663	16,048
11% 8/1/15	5,156	5,267
12.5% 12/1/13 to 4/1/15	7,215	8,461
TOTAL FANNIE MAE		40,251,044
Freddie Mac - 1.6%
3.156% 2/1/34 (i)	80,928	82,701
3.478% 3/1/35 (i)	228,429	234,751
3.862% 1/1/35 (i)	151,225	155,482
4.035% 6/1/35 (i)	120,166	124,829
4.5% 5/1/35 (i)	785,540	809,301
5% 3/1/19	3,876,156	4,097,028
5% 9/14/39 (f)	1,000,000	1,026,102
5.145% 4/1/35 (i)	564,289	582,706
5.31% 3/1/33 (i)	13,798	14,222
5.379% 1/1/34 (i)	548,796	567,647
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5.522% 1/1/36 (i)	$ 641,738	$ 672,793
5.669% 10/1/35 (i)	150,988	159,716
5.919% 6/1/36 (i)	407,082	426,367
6.103% 6/1/36 (i)	200,744	210,269
6.602% 1/1/37 (i)	1,079,443	1,141,925
8.5% 9/1/24 to 8/1/27	53,949	60,358
11.5% 10/1/15	3,512	3,987
11.75% 10/1/10	681	689
TOTAL FREDDIE MAC		10,370,873
Government National Mortgage Association - 4.6%
5.5% 9/1/39 (f)	11,000,000	11,482,811
5.5% 9/21/39 (f)	11,000,000	11,482,811
5.5% 9/21/39 (f)	6,000,000	6,263,351
7% 7/15/28 to 11/15/28	260,323	284,047
7.5% 2/15/28 to 10/15/28	4,768	5,253
8% 6/15/24 to 10/15/24	5,117	5,642
8.5% 5/15/17 to 10/15/21	69,122	77,438
11% 7/20/19 to 8/20/19	3,474	4,110
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		29,605,463
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $78,407,052)		80,227,380
Asset-Backed Securities - 3.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7356% 4/25/35 (i)	155,386	82,461
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.0156% 7/25/36 (i)	95,000	177
Class M8, 1.1156% 7/25/36 (i)	4,218	5
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.7656% 2/25/34 (i)	29,938	27,314
Class M2, 1.3656% 2/25/34 (i)	60,000	23,818
Series 2005-HE2 Class M2, 0.7156% 4/25/35 (i)	29,895	25,877
Series 2005-SD1 Class A1, 0.6656% 11/25/50 (i)	2,946	2,741
Series 2006-HE2:
Class M3, 0.6056% 5/25/36 (i)	41,322	736
Class M4, 0.6656% 5/25/36 (i)	12,393	193
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp. Home Equity Loan Trust: - continued
Series 2006-OP1:
Class M4, 0.6356% 4/25/36 (i)	$ 19,400	$ 530
Class M5, 0.6556% 4/25/36 (i)	18,430	367
Advanta Business Card Master Trust:
Series 2005-A2 Class A2, 0.4025% 5/20/13 (i)	496,089	476,246
Series 2006-A6 Class A6, 0.3025% 9/20/13 (i)	231,508	222,248
Series 2006-A7 Class A7, 0.2925% 10/20/12 (i)	227,099	218,015
Series 2006-C1 Class C1, 0.7525% 10/20/14 (i)	62,000	1,860
Series 2007-A4 Class A4, 0.3025% 4/22/13 (i)	205,601	197,377
Series 2007-D1 Class D, 1.6725% 1/22/13 (d)(i)	1,065,000	21,300
ALG Student Loan Trust I Series 2006-1 Class A1, 1.0825% 10/28/18 (d)(i)	74,138	73,972
AmeriCredit Automobile Receivables Trust:
Series 2005-DA Class A4, 5.02% 11/6/12	28,844	29,125
Series 2006-1 Class B1, 5.2% 3/6/11	11,000	11,004
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1 Class D, 5.62% 9/30/14	128,000	70,400
Series 2007-2M Class A3, 5.22% 4/8/10	46,405	47,184
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9656% 12/25/33 (i)	13,774	9,928
Series 2004-R11 Class M1, 0.9256% 11/25/34 (i)	65,222	30,184
Series 2004-R2 Class M3, 0.8156% 4/25/34 (i)	17,821	7,399
Series 2005-R2 Class M1, 0.7156% 4/25/35 (i)	176,341	124,935
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6556% 3/1/34 (i)	4,092	1,054
Series 2004-W11 Class M2, 0.9656% 11/25/34 (i)	63,962	26,595
Series 2004-W7:
Class M1, 0.8156% 5/25/34 (i)	185,706	89,543
Class M2, 0.8656% 5/25/34 (i)	155,170	109,244
Series 2006-W4 Class A2C, 0.4256% 5/25/36 (i)	176,909	53,897
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.0456% 10/25/36 (i)	116,236	1,862
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.8156% 4/25/34 (i)	228,192	120,782
Series 2004-HE6 Class A2, 0.6256% 6/25/34 (i)	35,610	18,204
Series 2006-HE2 Class M1, 0.6356% 3/25/36 (i)	33,000	1,026
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (b)(d)(i)	842,000	0
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.3528% 3/15/12 (i)	293,000	292,337
Asset-Backed Securities - continued
	Principal Amount	Value
Bear Stearns Asset Backed Securities I Trust:
Series 2005-3 Class A1, 0.7156% 9/25/35 (i)	$ 10,467	$ 7,726
Series 2005-HE2 Class M2, 1.0156% 2/25/35 (i)	427,000	178,109
BMW Floorplan Master Owner Trust Series 2006-1A Class B, 0.3628% 9/17/11 (d)(i)	46,000	45,944
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	218,220	192,033
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.6175% 12/26/24 (i)	196,032	183,141
C-BASS Trust Series 2006-CB7 Class A2, 0.3256% 10/25/36 (i)	66,101	60,065
Capital Auto Receivables Asset Trust:
Series 2006-1 Class B, 5.26% 10/15/10	79,204	79,527
Series 2006-2:
Class B, 5.07% 12/15/11	277,000	280,708
Class C, 5.31% 6/15/12	203,000	197,917
Series 2007-1 Class C, 5.38% 11/15/12	72,000	57,934
Series 2007-SN1 Class D, 6.05% 1/17/12	35,000	32,375
Capital One Auto Finance Trust:
Series 2005-BSS Class D, 4.8% 9/15/12	150,000	150,132
Series 2006-C:
Class A3A, 5.07% 7/15/11	3,688	3,688
Class A3B, 0.2828% 7/15/11 (i)	6,399	6,379
Series 2007-B Class A3A, 5.03% 4/15/12	93,026	93,975
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.5628% 4/15/13 (d)(i)	331,468	318,685
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7225% 7/20/39 (d)(i)	52,147	10,429
Class B, 1.0225% 7/20/39 (d)(i)	30,070	3,608
Class C, 1.3725% 7/20/39 (d)(i)	38,684	3,095
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	105,000	94,500
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5656% 7/25/36 (i)	130,038	4,531
Series 2006-NC2 Class M7, 1.1156% 6/25/36 (i)	48,500	888
Series 2006-NC3 Class M10, 2.2656% 8/25/36 (d)(i)	215,000	3,626
Series 2006-NC4 Class M1, 0.5656% 10/25/36 (i)	28,000	944
Series 2006-RFC1 Class M9, 2.1356% 5/25/36 (i)	21,243	524
Series 2007-RFC1 Class A3, 0.4056% 12/25/36 (i)	205,465	54,047
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4525% 5/20/17 (d)(i)	25,216	20,238
Series 2005-1A Class A1, 4.67% 5/20/17 (d)	86,987	68,025
Asset-Backed Securities - continued
	Principal Amount	Value
Chase Issuance Trust Series 2004-3 Class C, 0.7428% 6/15/12 (i)	$ 45,000	$ 44,806
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	28,133	25,086
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5356% 5/25/37 (i)	87,242	2,787
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3856% 1/25/37 (i)	779	773
Series 2007-11 Class 2A1, 0.3256% 6/25/47 (i)	20,050	18,999
Series 2007-4 Class A1A, 0.3856% 9/25/37 (i)	117,083	110,032
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	37,648	4
Countrywide Home Loans, Inc.:
Series 2004-3:
Class M1, 0.7656% 6/25/34 (i)	111,408	61,107
Class M4, 1.2356% 4/25/34 (i)	18,217	9,261
Series 2004-4 Class M2, 0.7956% 6/25/34 (i)	50,135	32,150
Series 2005-3 Class MV1, 0.6856% 8/25/35 (i)	173,936	158,214
Series 2005-AB1 Class A2, 0.4756% 8/25/35 (i)	30,808	28,243
CPS Auto Receivables Trust:
Series 2006-D:
Class A3, 5.157% 5/15/11 (d)	6,748	6,751
Class A4, 5.115% 8/15/13 (d)	115,000	112,715
Series 2007-B Class A3, 5.47% 11/15/11 (d)	45,751	45,896
Series 2007-C Class A3, 5.43% 5/15/12 (d)	36,759	36,747
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (d)	536,000	469,338
Discover Card Master Trust I Series 2007-1 Class B, 0.3728% 8/15/12 (i)	248,000	243,409
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (d)	232,955	230,196
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6603% 5/28/35 (i)	4,436	2,464
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4406% 8/25/34 (i)	33,155	6,674
Series 2006-3 Class 2A3, 0.4256% 11/25/36 (i)	581,111	176,592
First Franklin Mortgage Loan Trust:
Series 2006-FF12 Class A2, 0.3056% 9/25/36 (i)	25,829	25,137
Series 2006-FF5 Class 2A2, 0.3756% 4/25/36 (i)	12,221	11,794
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (d)	850,000	789,572
Series 2006-C:
Class B, 5.3% 6/15/12	78,000	78,875
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Auto Owner Trust: - continued
Series 2006-C:
Class D, 6.89% 5/15/13 (d)	$ 439,000	$ 382,279
Series 2007-A Class D, 7.05% 12/15/13 (d)	310,000	272,837
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.8228% 6/15/13 (i)	88,095	57,262
Franklin Auto Trust:
Series 2006-1:
Class B, 5.14% 7/21/14	9,000	7,278
Class C, 5.41% 7/21/14	79,000	39,500
Series 2007-1:
Class A4, 5.03% 2/16/15	62,000	63,792
Class C, 5.43% 2/16/15	77,000	36,642
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 0.9406% 2/25/34 (i)	8,218	3,704
Class M2, 1.0156% 2/25/34 (i)	14,046	10,893
Series 2005-A:
Class M3, 0.7556% 1/25/35 (i)	81,136	18,985
Class M4, 0.9456% 1/25/35 (i)	41,438	7,591
Series 2006-A Class M4, 0.6656% 5/25/36 (i)	16,242	155
Series 2006-D Class M1, 0.4956% 11/25/36 (i)	40,000	617
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0413% 9/25/30 (d)(i)	335,000	250,622
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	308,798	247,038
GE Business Loan Trust:
Series 2003-1 Class A, 0.7028% 4/15/31 (d)(i)	39,343	26,360
Series 2006-2A:
Class A, 0.4528% 11/15/34 (d)(i)	294,140	176,484
Class B, 0.5528% 11/15/34 (d)(i)	106,723	30,950
Class C, 0.6528% 11/15/34 (d)(i)	176,137	38,750
Class D, 1.0228% 11/15/34 (d)(i)	66,811	10,690
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.3828% 9/17/12 (i)	101,000	97,970
Class C, 0.5128% 9/17/12 (i)	78,000	73,320
Series 2007-1 Class C, 0.5428% 3/15/13 (i)	406,000	371,924
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4228% 9/15/17 (i)	137,000	110,981
Goal Capital Funding Trust Series 2007-1 Class C1, 1.0075% 6/25/42 (i)	92,000	55,200
GS Auto Loan Trust:
Series 2006-1 Class D, 6.25% 1/15/14 (d)	157,012	133,460
Asset-Backed Securities - continued
	Principal Amount	Value
GS Auto Loan Trust: - continued
Series 2007-1:
Class B, 5.53% 12/15/14	$ 12,178	$ 10,585
Class C, 5.74% 12/15/14	25,696	20,557
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (d)(i)	105,604	7,812
Class M1, 0.9156% 6/25/34 (i)	253,008	133,330
Series 2007-HE1 Class M1, 0.5156% 3/25/47 (i)	100,732	3,887
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.6056% 11/25/34 (i)	1,357	595
Series 2005-MTR1 Class A1, 0.4056% 10/25/35 (i)	6,716	6,643
Series 2006-FM1 Class M3, 0.6156% 4/25/36 (i)	49,160	510
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3456% 5/25/30 (d)(i)	75,229	11,284
Series 2006-3:
Class B, 0.6656% 9/25/46 (d)(i)	74,651	11,198
Class C, 0.8156% 9/25/46 (d)(i)	174,018	17,402
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.1456% 2/25/33 (i)	34	8
Series 2003-2 Class M1, 1.5856% 8/25/33 (i)	63,799	31,073
Series 2003-3 Class M1, 1.5556% 8/25/33 (i)	77,089	37,171
Series 2003-5 Class A2, 0.9656% 12/25/33 (i)	2,817	1,027
Series 2003-7 Class A2, 1.0256% 3/25/34 (i)	142	55
Series 2004-3 Class M2, 1.9656% 8/25/34 (i)	34,241	19,822
Series 2004-7 Class A3, 0.6556% 1/25/35 (i)	52	31
Series 2005-5 Class 2A2, 0.5156% 11/25/35 (i)	23,276	21,904
Series 2006-1 Class 2A3, 0.4906% 4/25/36 (i)	312,765	287,644
Series 2006-8 Class 2A1, 0.3156% 3/25/37 (i)	2,626	2,425
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.4128% 6/15/12 (i)	192,000	190,679
HSBC Home Equity Loan Trust Series 2006-2:
Class M1, 0.5425% 3/20/36 (i)	49,661	28,568
Class M2, 0.5625% 3/20/36 (i)	82,930	40,229
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4556% 1/25/37 (i)	141,116	41,450
Hyundai Auto Receivables Trust Series 2006-1:
Class B, 5.29% 11/15/12	16,220	16,316
Class C, 5.34% 11/15/12	21,156	21,480
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5656% 7/25/36 (i)	25,000	499
Series 2007-CH1:
Class AV4, 0.3956% 11/25/36 (i)	176,698	79,417
Asset-Backed Securities - continued
	Principal Amount	Value
JPMorgan Mortgage Acquisition Trust: - continued
Series 2007-CH1:
Class MV1, 0.4956% 11/25/36 (i)	$ 143,100	$ 14,648
Series 2007-CH3 Class M1, 0.5656% 3/25/37 (i)	71,000	2,448
Keycorp Student Loan Trust:
Series 1999-A Class A2, 1.5575% 12/27/09 (i)	86,476	68,702
Series 2006-A:
Class 2A1, 1.2575% 9/27/21 (i)	43,549	43,212
Class 2C, 2.3775% 3/27/42 (i)	392,000	63,894
Lancer Funding Ltd. Series 2006-1A Class A3, 2.2775% 4/6/46 (d)(i)	31,100	3
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	420,000	386,384
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M2, 1.3456% 6/25/34 (i)	38,358	29,451
Series 2006-8 Class 2A1, 0.3056% 9/25/36 (i)	3,121	3,088
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (d)	3,140	1,727
Class C, 5.691% 10/20/28 (d)	1,570	785
Class D, 6.01% 10/20/28 (d)	16,878	7,595
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5256% 10/25/36 (i)	63,216	1,726
Series 2007-HE1 Class M1, 0.5656% 5/25/37 (i)	89,453	3,131
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0156% 7/25/34 (i)	27,692	12,256
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13	51,888	49,364
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9156% 7/25/34 (i)	114,930	81,500
Series 2006-FM1 Class A2B, 0.3756% 4/25/37 (i)	247,590	180,129
Series 2006-MLN1 Class A2A, 0.3356% 7/25/37 (i)	9,590	9,143
Series 2006-OPT1 Class A1A, 0.5256% 6/25/35 (i)	366,658	180,074
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6056% 8/25/34 (i)	4,895	1,022
Series 2005-HE1 Class M2, 0.7356% 12/25/34 (i)	55,600	37,250
Series 2005-HE2 Class M1, 0.6656% 1/25/35 (i)	50,304	19,106
Series 2005-NC1 Class M1, 0.7056% 1/25/35 (i)	45,571	18,213
Series 2005-NC2 Class B1, 1.4356% 3/25/35 (i)	47,458	7,466
Series 2006-HE6 Class A2A, 0.3056% 9/25/36 (i)	20,402	19,993
Series 2006-NC4 Class M4, 0.6156% 6/25/36 (i)	36,507	196
Series 2007-HE2 Class M1, 0.5156% 1/25/37 (i)	33,000	609
Morgan Stanley Dean Witter Capital I Trust Series 2002-NC3 Class A3, 0.9456% 8/25/32 (i)	2,948	625
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.3656% 4/25/37 (i)	$ 40,299	$ 32,901
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 0.3156% 11/25/36 (i)	2,362	2,224
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (d)(i)(k)	543,000	48,870
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (k)	511,100	102,220
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (k)	403,000	11,083
Series 2006-1 Class AIO, 5.5% 4/25/11 (k)	58,000	3,770
Series 2006-2 Class AIO, 6% 8/25/11 (k)	29,000	2,755
Series 2006-3:
Class A1, 0.2956% 9/25/19 (i)	59,731	58,919
Class AIO, 7.1% 1/25/12 (k)	46,000	6,401
Series 2006-4:
Class A1, 0.2956% 3/25/25 (i)	87,630	84,109
Class AIO, 6.35% 2/27/12 (k)	147,000	19,295
Class D, 1.3656% 5/25/32 (i)	300,000	7,183
Series 2007-1 Class AIO, 7.27% 4/25/12 (k)	198,000	32,822
Series 2007-2 Class AIO, 6.7% 7/25/12 (k)	168,000	26,855
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7756% 9/25/35 (i)	162,650	32,564
Series 2005-D Class M2, 0.7356% 2/25/36 (i)	99,892	6,027
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3856% 3/25/36 (i)	41,611	39,733
NovaStar Mortgage Funding Trust Series 2006-6 Class A2A, 0.3356% 1/25/37 (i)	2,427	2,371
Ocala Funding LLC:
Series 2005-1A Class A, 1.7725% 3/20/10 (d)(i)	64,000	24,960
Series 2006-1A Class A, 1.6725% 3/20/11 (d)(i)	134,000	49,580
Option One Mortgage Loan Trust:
Series 2004-3 Class M3, 0.9156% 11/25/34 (i)	39,207	30,827
Series 2007-5 Class 2A1, 0.3556% 5/25/37 (i)	6,040	5,588
Series 2007-6 Class 2A1, 0.3256% 7/25/37 (i)	8,084	7,527
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 0.9456% 9/25/34 (i)	31,738	22,439
Class M3, 1.5156% 9/25/34 (i)	60,741	15,993
Class M4, 1.7156% 9/25/34 (i)	77,891	11,225
Series 2004-WCW2 Class M3, 0.8156% 7/25/35 (i)	45,668	6,765
Series 2005-WCH1:
Class M2, 0.7856% 1/25/35 (i)	308,921	203,204
Class M3, 0.8256% 1/25/35 (i)	54,533	28,398
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc.: - continued
Series 2005-WCH1:
Class M4, 1.0956% 1/25/35 (i)	$ 126,217	$ 20,518
Series 2005-WHQ2:
Class M7, 1.5156% 5/25/35 (i)	456,374	8,252
Class M9, 2.1456% 5/25/35 (i)	67,415	367
Providian Master Note Trust Series 2006-C1A Class C1, 0.8228% 3/16/15 (d)(i)	400,093	362,369
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (d)	66,000	51,666
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4956% 12/25/36 (i)	64,000	1,626
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0656% 4/25/33 (i)	582	258
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0606% 3/25/35 (i)	215,000	106,976
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9856% 1/25/36 (i)	12,000	179
Series 2006-FR4 Class A2A, 0.3456% 8/25/36 (i)	10,143	5,118
Series 2007-NC1 Class A2A, 0.3156% 12/25/36 (i)	6,363	5,717
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4225% 3/20/19 (d)(i)	132,265	109,672
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.5794% 6/15/33 (i)	145,000	29,000
Specialty Underwriting & Residential Finance Trust:
Series 2003-BC3 Class M2, 2.6656% 8/25/34 (i)	20,440	13,242
Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)	81,826	818
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4156% 9/25/34 (i)	9,568	1,435
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.6256% 2/25/34 (i)	11,755	6,254
Series 2007-GEL1 Class A2, 0.4556% 1/25/37 (d)(i)	112,147	29,917
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3556% 6/25/37 (i)	38,449	30,929
Superior Wholesale Inventory Financing Trust Series 2007-AE1:
Class A, 0.3728% 1/15/12 (i)	120,000	118,063
Class B, 0.5728% 1/15/12 (i)	98,000	92,187
Class C, 0.8728% 1/15/12 (i)	159,000	130,380
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	181,899	155,184
Asset-Backed Securities - continued
	Principal Amount	Value
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.3728% 6/15/12 (i)	$ 412,000	$ 397,580
Class B, 0.4928% 6/15/12 (i)	53,000	49,025
Class C, 0.7728% 6/15/12 (i)	32,000	22,400
Series 2007-2 Class A, 0.9228% 10/15/12 (i)	357,000	340,489
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 1.1256% 9/25/34 (i)	2,472	843
Series 2003-6HE Class A1, 0.7356% 11/25/33 (i)	4,157	1,602
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 1.1375% 4/6/42 (d)(i)	304,000	15,200
Triad Auto Receivables Owner Trust:
Series 2006-C Class A4, 5.31% 5/13/13	99,000	97,891
Series 2007-A Class A3, 5.28% 2/13/12	219,375	221,104
Turquoise Card Backed Securities PLC:
Series 2006-2:
Class B, 0.4228% 10/17/11 (i)	490,000	471,611
Class C, 0.6228% 10/17/11 (i)	556,776	521,885
Series 2007-1 Class C, 0.6428% 6/15/12 (i)	313,225	234,919
Volkswagen Auto Lease Trust Series 2009-A Class A3, 3.41% 4/16/12	1,200,000	1,229,906
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (d)	121,868	124,491
Series 2006-2A:
Class B, 5.29% 6/20/12 (d)	51,000	52,487
Class D, 5.54% 12/20/12 (d)	73,000	65,983
Class E, 7.05% 5/20/14 (d)	716,000	582,809
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	75,976	8
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6456% 10/25/36 (i)	68,715	1,160
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7728% 8/15/15 (d)(i)	788,019	694,039
Series 2007-A4A Class A4, 5.2% 10/15/14 (d)	791,000	819,988
Series 2007-A5A Class A5, 1.0228% 10/15/14 (d)(i)	120,000	119,400
Series 2007-C1 Class C1, 0.6728% 5/15/14 (d)(i)	492,028	479,502
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(d)	646	0
Whinstone Capital Management Ltd. Series 1A Class B3, 1.4038% 10/25/44 (d)(i)	203,978	24,477
TOTAL ASSET-BACKED SECURITIES (Cost $21,367,981)		20,888,514
Collateralized Mortgage Obligations - 3.8%
	Principal Amount	Value
Private Sponsor - 1.6%
Arkle Master Issuer PLC floater Series 2006-2A:
Class 2B, 0.56% 2/17/52 (d)(i)	$ 337,000	$ 329,023
Class 2M, 0.64% 2/17/52 (d)(i)	229,000	220,582
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.94% 4/12/56 (d)(i)	162,551	105,658
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6986% 4/10/49 (i)	12,000	2,526
Class C, 5.6986% 4/10/49 (i)	32,000	5,770
Class D, 5.6986% 4/10/49 (i)	16,000	2,563
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 5.2037% 12/25/33 (i)	10,215	7,853
Series 2003-L Class 2A1, 5.2191% 1/25/34 (i)	200,467	171,391
Series 2004-1 Class 2A2, 4.6617% 10/25/34 (i)	152,887	128,785
Series 2004-A Class 2A2, 5.4508% 2/25/34 (i)	47,527	40,745
Series 2004-B:
Class 1A1, 4.6868% 3/25/34 (i)	19,805	15,275
Class 2A2, 4.5749% 3/25/34 (i)	131,528	111,787
Series 2004-C Class 1A1, 4.097% 4/25/34 (i)	21,608	17,841
Series 2004-D:
Class 1A1, 3.8783% 5/25/34 (i)	37,153	28,618
Class 2A2, 3.8898% 5/25/34 (i)	319,221	269,755
Series 2004-G Class 2A7, 4.2585% 8/25/34 (i)	272,071	231,851
Series 2004-H Class 2A1, 4.469% 9/25/34 (i)	257,119	211,878
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5456% 1/25/35 (i)	237,062	183,925
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4243% 10/12/41 (d)(i)(k)	604,364	8,034
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.6804% 2/25/37 (i)	146,977	127,616
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.2986% 12/10/49 (i)	216,000	213,183
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (i)	241,000	33,740
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7728% 7/16/34 (d)(i)	216,000	182,265
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6656% 5/25/33 (i)	4,104	4,061
Countrywide Home Loans, Inc. Series 2005-HYB3 Class 2A6B, 4.3939% 6/20/35 (i)	75,000	30,288
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2005-2 Class 6M2, 0.7456% 6/25/35 (i)	$ 126,140	$ 8,829
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR7 Class 6A2, 1.0256% 8/25/34 (i)	2,896	1,584
Series 2004-AR8 Class 8A2, 1.0256% 9/25/34 (i)	1,983	1,323
Series 2007-AR7 Class 2A1, 3.934% 11/25/34 (i)	356,291	297,224
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.4256% 3/25/37 (i)	293,531	105,336
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3688% 9/19/36 (i)	35,595	32,657
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 1.4488% 12/25/34 (i)	4,537	2,228
Fosse Master Issuer PLC:
floater Series 2006-1A:
Class B2, 0.67% 10/18/54 (d)(i)	404,000	321,342
Class C2, 0.98% 10/18/54 (d)(i)	135,000	87,750
Class M2, 0.76% 10/18/54 (d)(i)	232,000	159,013
Series 2007-1A Class C2, 1.06% 10/18/54 (d)(i)	40,000	34,431
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.895% 11/20/56 (d)(i)	379,000	265,300
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.98% 10/11/41 (d)(i)	355,000	284,000
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8225% 12/20/54 (i)	25,291	3,794
Series 2006-1A Class C2, 0.8725% 12/20/54 (d)(i)	578,000	86,700
Series 2006-2 Class C1, 0.7425% 12/20/54 (i)	463,000	55,560
Series 2006-3 Class C2, 0.7725% 12/20/54 (i)	128,000	15,360
Series 2006-4:
Class B1, 0.3625% 12/20/54 (i)	521,000	182,350
Class C1, 0.6525% 12/20/54 (i)	319,000	47,850
Class M1, 0.4425% 12/20/54 (i)	137,000	24,660
Series 2007-1:
Class 1C1, 0.5725% 12/20/54 (i)	258,000	30,960
Class 1M1, 0.4225% 12/20/54 (i)	172,000	30,960
Class 2C1, 0.7025% 12/20/54 (i)	117,000	14,040
Class 2M1, 0.5225% 12/20/54 (i)	222,000	39,960
Series 2007-2 Class 2C1, 0.7028% 12/17/54 (i)	308,000	46,200
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.96% 1/20/44 (i)	36,767	4,637
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.8216% 4/25/35 (i)	$ 25,221	$ 16,993
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5088% 5/19/35 (i)	35,355	18,695
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 0.8994% 7/15/40 (d)(i)	105,000	97,902
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.0056% 3/25/35 (i)	19,870	6,545
Series 2005-1 Class M4, 1.0156% 4/25/35 (i)	2,858	277
Series 2005-3 Class A1, 0.5056% 8/25/35 (i)	49,874	23,219
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (i)	28,102	28,958
Class A3, 5.447% 6/12/47 (i)	410,000	362,823
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 4.3385% 12/25/34 (i)	185,821	161,574
Series 2006-A2 Class 5A1, 5.0559% 11/25/33 (i)	259,443	227,911
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49	97,000	84,267
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6544% 9/26/45 (d)(i)	37,254	17,384
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.5356% 2/25/35 (i)	4,839	2,718
Series 2007-3 Class 22A2, 0.4756% 5/25/47 (i)	121,591	41,783
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	72,849	53,803
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4956% 10/25/36 (i)	68,000	1,069
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4356% 2/25/37 (i)	194,733	86,014
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4428% 6/15/22 (d)(i)	28,707	16,160
Class C, 0.4628% 6/15/22 (d)(i)	181,170	76,091
Class D, 0.4728% 6/15/22 (d)(i)	69,853	19,559
Class E, 0.4828% 6/15/22 (d)(i)	111,337	24,494
Class F, 0.5128% 6/15/22 (d)(i)	177,078	35,416
Class G, 0.5828% 6/15/22 (d)(i)	41,484	6,637
Class H, 0.6028% 6/15/22 (d)(i)	83,046	11,626
Class J, 0.6428% 6/15/22 (d)(i)	97,221	11,667
Merrill Lynch Mortgage Investors Trust floater:
Series 2005-B Class A2, 1.4% 7/25/30 (i)	64,334	46,255
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust floater: - continued
Series 2006-MLN1 Class M4, 0.6256% 7/25/37 (i)	$ 89,480	$ 363
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (i)	925,000	891,498
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5556% 7/25/35 (i)	251,512	168,644
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5656% 3/25/37 (i)	277,584	12,291
Permanent Financing No. 8 PLC floater Class 3C, 1.17% 6/10/42 (i)	258,000	203,288
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 0.9094% 7/17/42 (i)	59,519	44,639
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.2156% 10/25/35 (i)	644,394	504,385
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.6256% 7/10/35 (d)(i)	301,323	153,656
Class B6, 3.1256% 7/10/35 (d)(i)	501,282	232,996
Series 2004-A:
Class B4, 1.4756% 2/10/36 (d)(i)	86,552	34,759
Class B5, 1.9756% 2/10/36 (d)(i)	57,696	21,671
Series 2004-B:
Class B4, 1.3756% 2/10/36 (d)(i)	71,525	22,952
Class B5, 1.8256% 2/10/36 (d)(i)	51,729	14,976
Class B6, 2.2756% 2/10/36 (d)(i)	18,856	4,655
Series 2004-C:
Class B4, 1.2256% 9/10/36 (d)(i)	94,739	31,188
Class B5, 1.6256% 9/10/36 (d)(i)	104,550	30,184
Class B6, 2.0256% 9/10/36 (d)(i)	18,987	4,338
Residential Asset Mortgage Products, Inc.:
sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	161,817	143,167
Series 2004-SL3 Class A1, 7% 8/25/16	16,597	14,690
Series 2005-AR5 Class 1A1, 4.3273% 9/19/35 (i)	27,595	17,431
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7156% 6/25/33 (d)(i)	49,642	35,163
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.3656% 2/25/36 (d)(i)	511	511
Sequoia Mortgage Trust floater:
Series 2004-6 Class A3B, 1.6013% 7/20/34 (i)	5,279	3,558
Series 2004-7 Class A3B, 1.535% 7/20/34 (i)	3,400	1,978
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.0656% 9/25/36 (i)	$ 37,605	$ 604
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.6656% 9/25/33 (d)(i)	9,456	4,524
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4656% 9/25/36 (i)	280,140	133,075
WaMu Mortgage pass-thru certificates floater Series 2006-AR11 Class C1B1, 0.3456% 9/25/46 (i)	5,242	5,119
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 4.5272% 6/25/34 (i)	224,246	198,762
Series 2004-T Class A1, 3.954% 9/25/34 (i)	93,478	79,855
Series 2005-AR10 Class 2A2, 3.8109% 6/25/35 (i)	153,741	140,185
Series 2005-AR12 Class 2A6, 4.046% 7/25/35 (i)	111,641	96,691
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	473,870	410,508
Series 2005-AR3 Class 2A1, 3.768% 3/25/35 (i)	275,411	229,753
TOTAL PRIVATE SPONSOR		10,240,958
U.S. Government Agency - 2.2%
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 0.5156% 10/25/35 (i)	2,609,177	2,580,021
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17	107,794	115,368
Series 2005-67 Class HD, 5.5% 12/25/30	2,126,000	2,222,517
Series 2006-4 Class PB, 6% 9/25/35	1,538,445	1,643,738
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	370,585	396,011
Series 2004-3 Class BA, 4% 7/25/17	63,514	65,549
Series 2004-86 Class KC, 4.5% 5/25/19	291,861	303,890
Freddie Mac planned amortization class Series 2104 Class PG, 6% 12/15/28	675,546	719,952
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	389,919	414,983
Series 2363 Class PF, 6% 9/15/16	516,427	549,205
Series 2702 Class WB, 5% 4/15/17	1,073,015	1,110,731
Series 3033 Class UD, 5.5% 10/15/30	806,000	843,231
Series 3049 Class DB, 5.5% 6/15/31	1,871,000	1,968,892
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2528 Class HN, 5% 11/15/17	$ 1,136,000	$ 1,195,087
Series 2809 Class UA, 4% 12/15/14	78,595	78,479
TOTAL U.S. GOVERNMENT AGENCY		14,207,654
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $23,718,096)		24,448,612
Commercial Mortgage Securities - 8.9%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.2794% 2/14/43 (i)	253,000	228,788
Class A2, 6.9094% 2/14/43 (i)	159,000	172,720
Class A3, 6.9594% 2/14/43 (i)	172,000	186,250
Class PS1, 1.556% 2/14/43 (i)(k)	825,577	29,047
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7211% 5/10/45 (i)	252,000	248,483
Series 2006-4 Class A1, 5.363% 7/10/46 (i)	119,081	121,040
Series 2006-5:
Class A1, 5.185% 9/10/47	152,608	155,190
Class A2, 5.317% 9/10/47	834,000	834,801
Class A3, 5.39% 9/10/47	301,000	288,729
Series 2006-6 Class A3, 5.369% 12/10/16	432,000	367,223
Series 2007-2 Class A1, 5.421% 4/10/49	80,450	81,881
Series 2007-4 Class A3, 5.8115% 2/10/51 (i)	215,000	200,136
Series 2006-6 Class E, 5.619% 10/10/45 (d)	125,000	16,138
Series 2007-3:
Class A3, 5.6581% 6/10/49 (i)	361,000	304,364
Class A4, 5.6581% 6/10/49 (i)	450,000	344,724
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	52,725	53,535
Series 2001-1 Class A4, 5.451% 1/15/49	473,000	406,224
Series 2004-2:
Class A2, 3.52% 11/10/38	2,404	2,402
Class A3, 4.05% 11/10/38	292,000	292,003
Class A4, 4.153% 11/10/38	274,000	266,995
Series 2004-4 Class A3, 4.128% 7/10/42	90,830	91,177
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage, Inc.: - continued
sequential payer:
Series 2005-1 Class A3, 4.877% 11/10/42	$ 744,490	$ 743,677
Series 2006-1 Class A1, 5.219% 9/10/45 (i)	297,229	301,114
Series 2001-3 Class H, 6.562% 4/11/37 (d)	121,000	115,457
Series 2001-PB1:
Class J, 7.166% 5/11/35 (d)	54,000	35,597
Class K, 6.15% 5/11/35 (d)	100,000	76,860
Series 2002-2 Class XP, 2.0377% 7/11/43 (d)(i)(k)	189,418	1,131
Series 2003-2 Class XP, 0.4553% 3/11/41 (d)(i)(k)	2,620,910	8,640
Series 2005-3 Series A3B, 5.09% 7/10/43 (i)	671,000	642,694
Series 2005-6 Class A3, 5.1791% 9/10/47 (i)	389,000	375,496
Series 2007-1 Class B, 5.543% 1/15/49	130,000	27,762
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5828% 3/15/22 (d)(i)	93,000	53,940
Class D, 0.6328% 3/15/22 (d)(i)	94,000	51,700
Class E, 0.6728% 3/15/22 (d)(i)	78,000	40,560
Class F, 0.7428% 3/15/22 (d)(i)	70,189	35,095
Class G, 0.8028% 3/15/22 (d)(i)	45,493	20,472
Series 2006-BIX1:
Class C, 0.4528% 10/15/19 (d)(i)	139,000	93,130
Class D, 0.4828% 10/15/19 (d)(i)	170,000	102,000
Class E, 0.5128% 10/15/19 (d)(i)	157,000	86,350
Class F, 0.5828% 10/15/19 (d)(i)	360,653	180,327
Class G, 0.6028% 10/15/19 (d)(i)	144,054	64,824
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1156% 12/25/33 (d)(i)	11,047	5,524
Series 2004-1:
Class A, 0.6256% 4/25/34 (d)(i)	157,448	111,788
Class B, 2.1656% 4/25/34 (d)(i)	21,607	8,643
Class M1, 0.8256% 4/25/34 (d)(i)	17,507	10,329
Class M2, 1.4656% 4/25/34 (d)(i)	16,209	8,104
Series 2004-2:
Class A, 0.6956% 8/25/34 (d)(i)	151,057	105,740
Class M1, 0.8456% 8/25/34 (d)(i)	24,770	12,385
Series 2004-3:
Class A1, 0.6356% 1/25/35 (d)(i)	269,914	175,444
Class A2, 0.6856% 1/25/35 (d)(i)	46,753	28,987
Class M1, 0.7656% 1/25/35 (d)(i)	56,509	28,819
Class M2, 1.2656% 1/25/35 (d)(i)	25,486	11,214
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-2A:
Class A1, 0.5756% 8/25/35 (d)(i)	$ 208,798	$ 136,345
Class M1, 0.6956% 8/25/35 (d)(i)	12,304	5,000
Class M2, 0.7456% 8/25/35 (d)(i)	20,292	7,577
Class M3, 0.7656% 8/25/35 (d)(i)	11,227	3,872
Class M4, 0.8756% 8/25/35 (d)(i)	10,306	3,342
Series 2005-3A:
Class A1, 0.5856% 11/25/35 (d)(i)	91,428	61,659
Class A2, 0.6656% 11/25/35 (d)(i)	92,062	55,237
Class M1, 0.7056% 11/25/35 (d)(i)	10,814	4,471
Class M2, 0.7556% 11/25/35 (d)(i)	13,729	5,342
Class M3, 0.7756% 11/25/35 (d)(i)	12,287	4,475
Class M4, 0.8656% 11/25/35 (d)(i)	15,309	5,337
Series 2005-4A:
Class A2, 0.6556% 1/25/36 (d)(i)	213,478	128,087
Class B1, 1.6656% 1/25/36 (d)(i)	18,448	4,981
Class M1, 0.7156% 1/25/36 (d)(i)	68,864	32,366
Class M2, 0.7356% 1/25/36 (d)(i)	20,659	9,090
Class M3, 0.7656% 1/25/36 (d)(i)	30,171	12,370
Class M4, 0.8756% 1/25/36 (d)(i)	16,686	6,174
Class M5, 0.9156% 1/25/36 (d)(i)	16,686	5,507
Class M6, 0.9656% 1/25/36 (d)(i)	17,723	5,140
Series 2006-1:
Class A2, 0.6256% 4/25/36 (d)(i)	32,195	18,457
Class M1, 0.6456% 4/25/36 (d)(i)	11,515	4,659
Class M2, 0.6656% 4/25/36 (d)(i)	12,166	4,630
Class M3, 0.6856% 4/25/36 (d)(i)	10,468	3,794
Class M4, 0.7856% 4/25/36 (d)(i)	5,932	2,057
Class M5, 0.8256% 4/25/36 (d)(i)	5,757	1,895
Class M6, 0.9056% 4/25/36 (d)(i)	11,480	3,547
Series 2006-2A:
Class A1, 0.4956% 7/25/36 (d)(i)	507,558	340,774
Class A2, 0.5456% 7/25/36 (d)(i)	29,159	16,944
Class B1, 1.1356% 7/25/36 (d)(i)	10,917	3,156
Class B3, 2.9656% 7/25/36 (d)(i)	16,495	4,140
Class M1, 0.5756% 7/25/36 (d)(i)	30,593	12,409
Class M2, 0.5956% 7/25/36 (d)(i)	21,585	8,230
Class M3, 0.6156% 7/25/36 (d)(i)	17,904	6,483
Class M4, 0.6856% 7/25/36 (d)(i)	12,090	4,178
Class M5, 0.7356% 7/25/36 (d)(i)	14,860	4,873
Class M6, 0.8056% 7/25/36 (d)(i)	22,172	6,838
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-3A:
Class B1, 1.0656% 10/25/36 (d)(i)	$ 19,148	$ 2,872
Class B2, 1.6156% 10/25/36 (d)(i)	13,811	1,726
Class B3, 2.8656% 10/25/36 (d)(i)	22,475	2,922
Class M4, 0.6956% 10/25/36 (d)(i)	21,162	4,867
Class M5, 0.7456% 10/25/36 (d)(i)	25,334	5,067
Class M6, 0.8256% 10/25/36 (d)(i)	49,589	8,926
Series 2006-4A:
Class A1, 0.4956% 12/25/36 (d)(i)	111,666	74,972
Class A2, 0.5356% 12/25/36 (d)(i)	469,481	218,262
Class B1, 0.9656% 12/25/36 (d)(i)	17,262	3,748
Class B2, 1.5156% 12/25/36 (d)(i)	17,761	3,488
Class B3, 2.7156% 12/25/36 (d)(i)	29,462	5,174
Class M1, 0.5556% 12/25/36 (d)(i)	35,998	12,063
Class M2, 0.5756% 12/25/36 (d)(i)	24,243	7,571
Class M3, 0.6056% 12/25/36 (d)(i)	24,243	7,144
Class M4, 0.6656% 12/25/36 (d)(i)	28,651	7,971
Class M5, 0.7056% 12/25/36 (d)(i)	27,182	7,100
Class M6, 0.7856% 12/25/36 (d)(i)	24,243	5,860
Series 2007-1:
Class A2, 0.5356% 3/25/37 (d)(i)	123,513	60,521
Class B1, 0.9356% 3/25/37 (d)(i)	39,357	7,084
Class B2, 1.4156% 3/25/37 (d)(i)	28,450	4,268
Class B3, 3.6156% 3/25/37 (d)(i)	77,441	9,293
Class M1, 0.5356% 3/25/37 (d)(i)	34,566	13,135
Class M2, 0.5556% 3/25/37 (d)(i)	25,929	8,297
Class M3, 0.5856% 3/25/37 (d)(i)	23,331	6,999
Class M4, 0.6356% 3/25/37 (d)(i)	18,518	5,000
Class M5, 0.6856% 3/25/37 (d)(i)	29,371	7,049
Class M6, 0.7656% 3/25/37 (d)(i)	40,607	8,731
Series 2007-2A:
Class A1, 0.5356% 7/25/37 (d)(i)	107,417	62,302
Class A2, 0.5856% 7/25/37 (d)(i)	100,426	47,200
Class B1, 1.8656% 7/25/37 (d)(i)	30,738	4,457
Class B2, 2.5156% 7/25/37 (d)(i)	27,155	3,666
Class B3, 3.6156% 7/25/37 (d)(i)	30,220	3,929
Class M1, 0.6356% 7/25/37 (d)(i)	35,265	12,343
Class M2, 0.6756% 7/25/37 (d)(i)	19,052	5,716
Class M3, 0.7556% 7/25/37 (d)(i)	19,219	4,805
Class M4, 0.9156% 7/25/37 (d)(i)	39,174	7,835
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class M5, 1.0156% 7/25/37 (d)(i)	$ 34,514	$ 6,212
Class M6, 1.2656% 7/25/37 (d)(i)	43,142	6,471
Series 2007-3:
Class A2, 0.5556% 7/25/37 (d)(i)	113,837	56,144
Class B1, 1.2156% 7/25/37 (d)(i)	28,009	5,546
Class B2, 1.8656% 7/25/37 (d)(i)	70,358	11,982
Class B3, 4.2656% 7/25/37 (d)(i)	37,047	5,457
Class M1, 0.5756% 7/25/37 (d)(i)	25,253	9,487
Class M2, 0.6056% 7/25/37 (d)(i)	27,093	9,442
Class M3, 0.6356% 7/25/37 (d)(i)	41,796	13,692
Class M4, 0.7656% 7/25/37 (d)(i)	66,133	19,265
Class M5, 0.8656% 7/25/37 (d)(i)	34,376	8,432
Class M6, 1.0656% 7/25/37 (d)(i)	26,040	6,034
Series 2007-4A:
Class B1, 2.8156% 9/25/37 (d)(i)	39,908	5,188
Class B2, 3.7156% 9/25/37 (d)(i)	144,611	17,353
Class M1, 1.2156% 9/25/37 (d)(i)	38,804	9,701
Class M2, 1.3156% 9/25/37 (d)(i)	38,804	8,149
Class M4, 1.8656% 9/25/37 (d)(i)	97,848	16,634
Class M5, 2.0156% 9/25/37 (d)(i)	97,848	14,677
Class M6, 2.2156% 9/25/37 (d)(i)	97,934	13,221
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(k)	616,413	9,554
Series 2007-5A Class IO, 1.5496% 10/25/37 (d)(k)	1,329,798	114,363
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7128% 3/15/19 (d)(i)	91,801	44,064
Class H, 0.9228% 3/15/19 (d)(i)	61,770	26,561
Class J, 1.1228% 3/15/19 (d)(i)	46,405	17,634
Series 2007-BBA8:
Class D, 0.5228% 3/15/22 (d)(i)	76,569	38,191
Class E, 0.5728% 3/15/22 (d)(i)	394,020	182,545
Class F, 0.6228% 3/15/22 (d)(i)	241,475	103,246
Class G, 0.6728% 3/15/22 (d)(i)	62,931	24,594
Class H, 0.8228% 3/15/22 (d)(i)	76,569	27,597
Class J, 0.9728% 3/15/22 (d)(i)	76,569	21,459
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	122,312	125,494
Series 2004-PWR3 Class A3, 4.487% 2/11/41	267,650	269,572
Series 2006-PW14 Class A4, 5.201% 12/11/38	279,000	248,676
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-T24 Class A1, 4.905% 10/12/41 (i)	$ 238,917	$ 242,533
Series 2007-PW16 Class A4, 5.7167% 6/11/40 (i)	126,000	108,165
Series 2007-PW17 Class A1, 5.282% 6/11/50	136,447	137,591
Series 2007-T26 Class A1, 5.145% 1/12/45 (i)	74,490	75,064
Series 2003-PWR2 Class X2, 0.4648% 5/11/39 (d)(i)(k)	2,023,655	16,472
Series 2003-T12 Class X2, 0.4914% 8/13/39 (d)(i)(k)	7,230,539	74,535
Series 2006-PW13 Class A3, 5.518% 9/11/41	762,000	721,345
Series 2006-PW14 Class X2, 0.6482% 12/11/38 (d)(i)(k)	3,143,043	64,599
Series 2006-T22:
Class A1, 5.415% 4/12/38 (i)	36,551	37,029
Class A4, 5.4634% 4/12/38 (i)	27,000	25,609
Series 2007-PW15 Class A1, 5.016% 2/11/44	67,796	68,162
Series 2007-PW16:
Class B, 5.713% 6/11/40 (d)	35,000	10,158
Class C, 5.713% 6/11/40 (d)	29,000	7,255
Class D, 5.713% 6/11/40 (d)	29,000	6,965
Series 2007-PW18 Class X2, 0.3442% 6/11/50 (d)(i)(k)	21,528,378	289,623
Series 2007-T28:
Class A1, 5.422% 9/11/42	38,027	38,671
Class X2, 0.1821% 9/11/42 (d)(i)(k)	10,817,206	72,099
C-BASS Trust floater Series 2006-SC1 Class A, 0.5356% 5/25/36 (d)(i)	118,269	61,189
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	254,000	248,289
Class XCL, 2.3511% 5/15/35 (d)(i)(k)	3,488,602	129,200
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	87,000	86,735
Class F, 7.734% 1/15/32	47,000	46,763
Series 2001-245 Class A2, 6.275% 2/12/16 (d)(i)	220,000	229,443
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5828% 8/16/21 (d)(i)	77,000	23,100
Class G, 0.6028% 11/15/36 (d)(i)	49,634	13,898
Class H, 0.6428% 11/15/36 (d)(i)	40,527	10,132
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (d)	367,000	128,450
Series 2007-C6:
Class A1, 5.622% 12/10/49 (i)	1,886,791	1,931,719
Class A4, 5.6994% 12/10/49 (i)	489,000	425,073
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3625% 1/15/46 (i)	$ 90,000	$ 80,327
Series 2006-CD3 Class A3, 5.607% 10/15/48	2,250,000	2,047,535
Series 2007-CD4:
Class A1, 4.977% 12/11/49	58,633	59,310
Class A2A, 5.237% 12/11/49	192,000	190,786
Series 2007-CD4:
Class A3, 5.293% 12/11/49	210,000	194,865
Class C, 5.476% 12/11/49	407,000	30,525
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A1, 5.043% 8/15/48	37,814	37,951
Series 2007-C2 Class A1, 5.064% 4/15/47 (i)	31,269	31,711
Series 2007-C3 Class A3, 5.8202% 5/15/46 (i)	216,000	197,148
Series 2006-C1 Class B, 5.359% 8/15/48	648,000	110,160
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5028% 4/15/17 (d)(i)	484,000	285,560
Class C, 0.5428% 4/15/17 (d)(i)	174,000	100,823
Class D, 0.5828% 4/15/17 (d)(i)	81,291	42,655
Class E, 0.6428% 4/15/17 (d)(i)	34,474	16,601
Class F, 0.6828% 4/15/17 (d)(i)	19,555	8,847
Class G, 0.8228% 4/15/17 (d)(i)	19,555	8,215
Class H, 0.8928% 4/15/17 (d)(i)	19,555	8,018
Class J, 1.1228% 4/15/17 (d)(i)	14,996	5,998
Series 2005-FL11:
Class C, 0.5728% 11/15/17 (d)(i)	340,962	165,343
Class D, 0.6128% 11/15/17 (d)(i)	17,873	9,488
Class E, 0.6628% 11/15/17 (d)(i)	62,556	31,689
Class F, 0.7228% 11/15/17 (d)(i)	43,809	21,186
Class G, 0.7728% 11/15/17 (d)(i)	30,366	14,020
Series 2006-FL12 Class AJ, 0.4028% 12/15/20 (d)(i)	308,000	155,445
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (i)	20,000	20,085
Series 2006-C8:
Class A1, 5.11% 12/10/46	13,237	13,317
Class A3, 5.31% 12/10/46	615,000	554,760
Series 2006-CN2A Class A2FX, 5.449% 2/5/19	365,000	353,140
Series 2007-C9 Class A4, 5.8162% 12/10/49 (i)	478,000	420,174
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates: - continued
Series 2004-LBN2 Class X2, 0.8704% 3/10/39 (d)(i)(k)	$ 533,327	$ 5,963
Series 2006-C8:
Class B, 5.44% 12/10/46	374,000	107,455
Class XP, 0.4956% 12/10/46 (i)(k)	2,936,801	44,823
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (i)	74,142	74,486
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5:
Class A1, 5.297% 12/15/39	97,596	99,231
Class AJ, 5.373% 12/15/39	437,000	164,570
Series 2007-C2:
Class A1, 5.269% 1/15/49	307,543	312,234
Class A3, 5.542% 1/15/49 (i)	432,000	314,405
Series 2007-C3:
Class A1, 5.664% 6/15/39 (i)	45,843	46,771
Class A4, 5.7229% 6/15/39 (i)	130,000	95,222
Series 2006-C4 Class AAB, 5.439% 9/15/39	1,229,000	1,191,464
Series 2006-C5 Class ASP, 0.6636% 12/15/39 (i)(k)	1,866,622	39,529
Series 2007-C5 Class A4, 5.695% 9/15/40 (i)	195,000	143,519
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6228% 4/15/22 (d)(i)	771,000	192,750
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2000-C1 Class A2, 7.545% 4/15/62	241,250	246,557
Series 2001-CK6 Class B, 6.582% 8/15/36	216,000	217,569
Series 2002-CP5 Class A1, 4.106% 12/15/35	22,103	22,463
Series 2004-C1:
Class A3, 4.321% 1/15/37	72,778	73,560
Class A4, 4.75% 1/15/37	101,000	98,513
Series 1998-C1 Class D, 7.17% 5/17/40	226,322	233,762
Series 1999-C1 Class E, 8.1143% 9/15/41 (i)	223,000	222,208
Series 2001-CK6 Class AX, 0.9618% 9/15/18 (i)(k)	627,322	10,042
Series 2001-CKN5 Class AX, 2.0784% 9/15/34 (d)(i)(k)	2,014,581	59,961
Series 2003-C4 Class ASP, 0.4415% 8/15/36 (d)(i)(k)	1,679,013	7,526
Series 2006-C1 Class A3, 5.5509% 2/15/39 (i)	1,140,000	1,112,860
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates:
floater:
Series 2007-TFL1 Class B, 0.4228% 2/15/22 (d)(i)	$ 82,000	$ 36,900
Series 2007-TFL1:
Class C:
0.4428% 2/15/22 (d)(i)	212,546	80,767
0.5428% 2/15/22 (d)(i)	75,912	22,774
Class F, 0.5928% 2/15/22 (d)(i)	151,805	40,987
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	23,086	23,521
Series 2007-C1:
Class ASP, 0.4177% 2/15/40 (i)(k)	4,232,060	60,635
Class B, 5.487% 2/15/40 (d)(i)	330,000	47,850
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	594,886	607,821
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	77,000	69,409
Class G, 6.936% 3/15/33 (d)	142,000	119,767
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,074,000	776,958
Series 2001-1 Class X1, 1.0483% 5/15/33 (d)(i)(k)	2,233,515	31,329
Series 2004-C1 Class X2, 1.3053% 11/10/38 (d)(i)(k)	1,607,631	21,552
Series 2005-C1 Class B, 4.846% 6/10/48 (i)	62,000	19,882
Series 2007-C1 Class XP, 0.2088% 12/10/49 (i)(k)	4,848,071	34,737
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-35 Class C, 5.8613% 10/16/23 (i)	11,479	11,589
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.8723% 12/10/38 (d)(i)(k)	1,844,051	13,515
Series 2004-C3 Class X2, 0.6224% 12/10/41 (i)(k)	5,472,154	65,978
Series 2005-C1 Class X2, 0.6559% 5/10/43 (i)(k)	1,177,200	14,614
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4653% 11/5/21 (d)(i)	81,000	37,386
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	138,000	139,076
Series 2007-GG11:
Class A1, 5.358% 12/10/49	244,656	248,831
Class A2, 5.597% 12/10/49	432,000	415,466
Commercial Mortgage Securities - continued
	Principal Amount	Value
Greenwich Capital Commercial Funding Corp.: - continued
Series 2007-GG9:
Class A1, 5.233% 3/10/39	$ 61,709	$ 62,674
Class A4, 5.444% 3/10/39	628,000	535,840
Series 2003-C1 Class XP, 2.2423% 7/5/35 (d)(i)(k)	973,315	14,728
Series 2003-C2 Class XP, 1.1772% 1/5/36 (d)(i)(k)	2,216,859	19,207
Series 2005-GG3 Class XP, 0.9155% 8/10/42 (d)(i)(k)	4,315,823	72,633
Series 2006-GG7:
Class A3, 5.9166% 7/10/38 (i)	569,000	540,654
Class A4, 5.9166% 7/10/38 (i)	720,000	628,729
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (d)(k)	5,443,616	58,658
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5156% 6/6/20 (d)(i)	11,000	8,140
Class D, 0.5556% 6/6/20 (d)(i)	52,000	27,560
Class E, 0.6456% 6/6/20 (d)(i)	60,000	30,600
Class F, 0.7156% 6/6/20 (d)(i)	95,176	43,781
Series 2007-EOP:
Class C, 0.5956% 3/6/20 (d)(i)	236,000	179,360
Class D, 0.6456% 3/6/20 (d)(i)	467,000	350,250
Class F, 0.7556% 3/6/20 (d)(i)	19,000	13,870
Class G, 0.7956% 3/6/20 (d)(i)	10,000	7,200
Class H, 0.9256% 3/6/20 (d)(i)	7,000	4,830
Class J, 1.1256% 3/6/20 (d)(i)	11,000	7,370
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	67,000	66,753
Series 2001-LIBA Class C, 6.733% 2/14/16 (d)	107,000	114,833
Series 2005-GG4 Class XP, 0.6918% 7/10/39 (d)(i)(k)	4,886,313	76,095
Series 2006-GG6 Class A2, 5.506% 4/10/38 (i)	1,267,000	1,272,844
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	324,000	321,871
Series 2007-GG10:
Class A1, 5.69% 8/10/45	87,280	89,455
Class A2, 5.778% 8/10/45	103,000	102,663
Class A4, 5.8051% 8/10/45 (i)	62,000	48,469
Series 2007-GG10 Class B, 5.8051% 8/10/45 (i)	270,000	58,381
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 1.1524% 1/15/38 (d)(i)(k)	$ 494,413	$ 5,551
Series 2004-CB8 Class X2, 1.2614% 1/12/39 (d)(i)(k)	515,334	6,734
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4428% 11/15/18 (d)(i)	180,476	95,831
Class C, 0.4828% 11/15/18 (d)(i)	128,164	65,479
Class D, 0.5028% 11/15/18 (d)(i)	39,388	17,088
Class E, 0.5528% 11/15/18 (d)(i)	57,554	24,927
Class F, 0.6028% 11/15/18 (d)(i)	85,997	36,257
Class G, 0.6328% 11/15/18 (d)(i)	74,754	32,039
Class H, 0.7728% 11/15/18 (d)(i)	57,554	20,344
sequential payer:
Series 2006-CB14 Class A3B, 5.4854% 12/12/44 (i)	642,000	579,271
Series 2006-CB15 Class A3, 5.819% 6/12/43 (i)	325,000	300,561
Series 2006-CB17 Class A4, 5.429% 12/12/43	177,000	159,099
Series 2006-LDP8 Class A4, 5.399% 5/15/45	138,000	114,630
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (i)	103,000	97,592
Series 2007-LD11:
Class A2, 5.7828% 6/15/49 (i)	606,000	605,134
Class A4, 5.7978% 6/15/49 (i)	321,000	271,491
Series 2007-LDP10 Class A1, 5.122% 1/15/49	21,646	21,963
Series 2007-LDPX Class A3, 5.412% 1/15/49	594,000	498,598
Series 2004-LDP4 Class D, 5.1236% 10/15/42 (i)	194,000	42,711
Series 2005-CB13 Class E, 5.3498% 1/12/43 (d)(i)	109,000	18,541
Series 2006-CB17 Class A3, 5.45% 12/12/43	62,000	58,615
Series 2007-CB19:
Class B, 5.7442% 2/12/49	18,000	5,224
Class C, 5.7462% 2/12/49	48,000	12,008
Class D, 5.7462% 2/12/49	51,000	12,248
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (i)	41,000	9,645
Class CS, 5.466% 1/15/49 (i)	18,000	4,051
Class ES, 5.5454% 1/15/49 (d)(i)	112,000	13,740
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (d)	89,000	88,161
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class D, 6.98% 2/18/30	233,385	239,740
Series 2007-C3:
Class F, 5.9498% 7/15/44 (i)	43,000	4,368
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB Commercial Conduit Mortgage Trust: - continued
Series 2007-C3:
Class G, 6.1497% 7/15/44 (d)(i)	$ 76,000	$ 7,158
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	310,790	314,393
Series 2001-C2 Class A2, 6.653% 11/15/27	41,000	42,913
Series 2001-C3 Class A1, 6.058% 6/15/20	15,327	15,684
Series 2006-C1:
Class A2, 5.084% 2/15/31	104,000	103,863
Class A4, 5.156% 2/15/31	82,000	73,767
Series 2006-C3 Class A1, 5.478% 3/15/39	18,458	18,717
Series 2006-C6:
Class A1, 5.23% 9/15/39	31,832	32,379
Class A2, 5.262% 9/15/39 (i)	377,000	378,712
Series 2006-C7:
Class A1, 5.279% 11/15/38	218,618	222,897
Class A2, 5.3% 11/15/38	238,000	237,281
Class A3, 5.347% 11/15/38	161,000	141,877
Series 2007-C1:
Class A1, 5.391% 2/15/40 (i)	34,246	34,887
Class A4, 5.424% 2/15/40	28,000	21,254
Series 2007-C2:
Class A1, 5.226% 2/15/40	282,338	286,957
Class A3, 5.43% 2/15/40	104,000	79,842
Series 2000-C5 Class E, 7.29% 12/15/32	15,000	14,849
Series 2001-C3 Class B, 6.512% 6/15/36	418,000	433,710
Series 2001-C7 Class D, 6.514% 11/15/33	238,000	223,248
Series 2003-C3 Class XCP, 1.2222% 3/11/37 (d)(i)(k)	906,316	6,681
Series 2004-C2 Class XCP, 1.2332% 3/15/36 (d)(i)(k)	3,235,272	47,220
Series 2004-C4 Class A2, 4.567% 6/15/29 (i)	59,695	59,887
Series 2005-C3 Class XCP, 0.7261% 7/15/40 (i)(k)	727,884	12,815
Series 2006-C6 Class XCP, 0.6633% 9/15/39 (i)(k)	1,338,595	25,462
Series 2007-C1:
Class C, 5.533% 2/15/40 (i)	475,000	101,238
Class D, 5.563% 2/15/40 (i)	86,000	16,689
Class E, 5.582% 2/15/40 (i)	43,000	8,047
Class XCP, 0.4737% 2/15/40 (i)(k)	526,542	7,565
Series 2007-C6 Class A4, 5.858% 7/15/40 (i)	270,000	214,889
Series 2007-C7:
Class A3, 5.866% 9/15/45	706,000	580,688
Class XCP, 0.3054% 9/15/45 (i)(k)	17,770,024	208,890
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (d)	$ 62,000	$ 61,812
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (d)	327,000	264,870
Class C, 4.13% 11/20/37 (d)	932,000	633,760
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5028% 9/15/21 (d)(i)	69,510	27,804
Class E, 0.5628% 9/15/21 (d)(i)	249,861	74,958
Class F, 0.6128% 9/15/21 (d)(i)	97,418	26,790
Class G, 0.6328% 9/15/21 (d)(i)	192,585	48,146
Class H, 0.6728% 9/15/21 (d)(i)	49,497	11,137
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	383,000	418,101
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	47,524	47,857
Series 2007-C1 Class A1, 4.533% 6/12/50	193,374	194,674
Series 2005-CKI1 Class A3, 5.2398% 11/12/37 (i)	355,000	355,471
Series 2005-LC1 Class F, 5.3781% 1/12/44 (d)(i)	188,000	39,511
Series 2006-C1 Class A2, 5.6114% 5/12/39 (i)	305,000	307,711
Series 2007-C1 Class A4, 5.8286% 6/12/50 (i)	818,000	632,038
Series 2008-C1 Class A4, 5.69% 2/12/51	461,000	355,555
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4163% 12/12/49 (i)	101,000	83,330
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	230,000	216,057
Series 2006-4 Class ASB, 5.133% 12/12/49 (i)	186,000	167,107
Series 2007-5:
Class A1, 4.275% 8/12/48	16,039	16,117
Class A3, 5.364% 8/12/48	84,000	70,896
Class A4, 5.378% 8/12/48	9,000	6,588
Class B, 5.479% 2/12/17	648,000	134,288
Series 2007-6 Class A1, 5.175% 3/12/51	18,875	19,159
Series 2007-7 Class A4, 5.7487% 6/12/50 (i)	756,000	548,897
Series 2007-8 Class A1, 4.622% 8/12/49	64,926	65,416
Series 2006-2 Class A4, 5.9092% 6/12/46 (i)	131,000	124,517
Series 2006-4 Class XP, 0.6228% 12/12/49 (i)(k)	4,816,108	102,975
Series 2007-6 Class B, 5.635% 3/12/51 (i)	216,000	48,405
Series 2007-7 Class B, 5.75% 6/12/50	19,000	4,322
Series 2007-8 Class A3, 5.957% 8/12/49 (i)	186,000	142,207
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF:
Class G, 0.643% 8/15/19 (d)(i)	$ 3,606	$ 3,210
Class H, 0.663% 8/15/19 (d)(i)	17,000	13,090
Class J, 0.733% 8/15/19 (d)(i)	13,000	9,360
Series 2006-XLF:
Class C, 1.473% 7/15/19 (d)(i)	93,780	9,378
Class F, 0.593% 7/15/19 (d)(i)	208,000	166,400
Class G, 0.633% 7/15/19 (d)(i)	118,000	61,360
Series 2007-XCLA Class A1, 0.473% 7/17/17 (d)(i)	309,390	170,165
Series 2007-XLCA Class B, 0.7728% 7/17/17 (d)(i)	277,741	13,887
Series 2007-XLFA:
Class C, 0.433% 10/15/20 (d)(i)	124,000	39,680
Class D, 0.463% 10/15/20 (d)(i)	76,067	19,017
Class E, 0.523% 10/15/20 (d)(i)	95,138	19,028
Class F, 0.573% 10/15/20 (d)(i)	57,094	10,277
Class G, 0.613% 10/15/20 (d)(i)	70,577	15,527
Class H, 0.703% 10/15/20 (d)(i)	44,426	4,443
Class J, 0.853% 10/15/20 (d)(i)	50,712	4,057
Class MHRO, 0.963% 10/15/20 (d)(i)	70,667	7,773
Class MJPM, 1.273% 10/15/20 (d)(i)	22,420	2,018
Class MSTR, 0.973% 10/15/20 (d)(i)	40,125	5,617
Class NHRO, 1.163% 10/15/20 (d)(i)	106,971	9,627
Class NSTR, 1.123% 10/15/20 (d)(i)	36,399	4,004
sequential payer:
Series 2003-IQ5 Class X2, 0.9799% 4/15/38 (d)(i)(k)	733,848	10,850
Series 2004-HQ3 Class A2, 4.05% 1/13/41	61,256	61,844
Series 2005-IQ9 Class A3, 4.54% 7/15/56	321,000	314,850
Series 2006-HQ10 Class A1, 5.131% 11/12/41	69,526	70,657
Series 2006-HQ8 Class A1, 5.124% 3/12/44	4,957	4,982
Series 2006-T23 Class A1, 5.682% 8/12/41	192,345	196,918
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	58,496	59,480
Class A31, 5.439% 2/12/44 (i)	109,000	101,287
Series 2007-IQ13 Class A1, 5.05% 3/15/44	59,311	60,124
Series 2007-IQ14 Class A1, 5.38% 4/15/49	142,668	145,353
Series 2007-T25:
Class A1, 5.391% 11/12/49	40,452	41,242
Class A2, 5.507% 11/12/49	212,000	205,471
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2003-IQ6 Class X2, 0.5812% 12/15/41 (d)(i)(k)	$ 1,563,627	$ 18,094
Series 2005-IQ9 Class X2, 1.1689% 7/15/56 (d)(i)(k)	2,641,172	58,636
Series 2006-HQ10 Class X2, 0.69% 11/12/41 (d)(i)(k)	1,441,428	19,465
Series 2006-HQ8 Class A3, 5.4387% 3/12/16 (i)	335,000	325,269
Series 2006-HQ9 Class B, 5.832% 7/12/44 (i)	321,000	102,287
Series 2006-IQ11:
Class A3, 5.7345% 10/15/42 (i)	358,000	342,282
Class A4, 5.7705% 10/15/42 (i)	65,000	55,561
Series 2006-IQ12 Class B, 5.468% 12/15/43	216,000	63,392
Series 2006-T23 Class A3, 5.8075% 8/12/41 (i)	110,000	103,076
Series 2007-HQ11 Class B, 5.538% 2/20/44 (i)	392,000	108,004
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (i)	94,656	96,614
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (i)	324,000	252,149
Class B, 5.914% 4/15/49	53,000	14,630
Series 2007-XLC1:
Class C, 0.8728% 7/17/17 (d)(i)	373,714	18,686
Class D, 0.9728% 7/17/17 (d)(i)	175,951	8,798
Class E, 1.0728% 7/17/17 (d)(i)	142,506	7,125
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	5,978	6,225
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	366,853	376,817
SBA CMBS Trust Series 2006-1A Class C, 5.559% 11/15/36 (d)	21,000	20,790
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7475% 3/24/18 (d)(i)	9,535	8,581
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	32,404	34,554
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (d)	184,000	194,628
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4728% 1/15/18 (d)(i)	145,481	87,289
Series 2006-WL7A:
Class E, 0.5528% 9/15/21 (d)(i)	201,847	60,554
Class F, 0.6281% 8/11/18 (d)(i)	214,060	42,812
Class G, 0.6481% 8/11/18 (d)(i)	202,788	30,418
Class J, 0.8881% 8/11/18 (d)(i)	45,086	4,509
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2007-WHL8:
Class AP1, 0.9728% 6/15/20 (d)(i)	$ 16,443	$ 3,289
Class AP2, 1.0728% 6/15/20 (d)(i)	26,799	4,020
Class F, 0.7528% 6/15/20 (d)(i)	526,588	105,318
Class LXR1, 0.9728% 6/15/20 (d)(i)	26,316	5,263
Class LXR2, 1.0728% 6/15/20 (d)(i)	358,510	35,851
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	71,025	72,104
Series 2003-C7 Class A1, 4.241% 10/15/35 (d)	477,060	483,728
Series 2003-C8 Class A3, 4.445% 11/15/35	941,000	928,343
Series 2006-C27 Class A2, 5.624% 7/15/45	193,000	192,935
Series 2006-C29:
Class A1, 5.11% 11/15/48	138,043	140,197
Class A3, 5.313% 11/15/48	574,000	525,953
Series 2007-C30:
Class A1, 5.031% 12/15/43	30,862	31,256
Class A3, 5.246% 12/15/43	185,000	178,461
Class A4, 5.305% 12/15/43	64,000	51,199
Class A5, 5.342% 12/15/43	231,000	163,637
Series 2007-C31:
Class A1, 5.14% 4/15/47	32,753	33,198
Class A4, 5.509% 4/15/47	488,000	368,692
Series 2007-C32:
Class A2, 5.7355% 6/15/49 (i)	259,000	254,013
Class A3, 5.9289% 6/15/49 (i)	367,000	286,321
Series 2003-C6 Class G, 5.125% 8/15/35 (d)	103,000	52,662
Series 2003-C8 Class XP, 0.3689% 11/15/35 (d)(i)(k)	807,220	3,750
Series 2003-C9 Class XP, 0.4822% 12/15/35 (d)(i)(k)	814,432	4,835
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (d)(i)	166,000	152,818
Class 180B, 5.3979% 10/15/41 (d)(i)	76,000	70,678
Series 2005-C19 Class B, 4.892% 5/15/44	216,000	86,400
Series 2005-C22:
Class B, 5.3549% 12/15/44 (i)	479,000	143,700
Class F, 5.3549% 12/15/44 (d)(i)	360,000	46,800
Series 2006-C29 Class E, 5.516% 11/15/48 (i)	216,000	27,000
Series 2007-C30:
Class C, 5.483% 12/15/43 (i)	648,000	71,280
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C30:
Class D, 5.513% 12/15/43 (i)	$ 346,000	$ 34,600
Class XP, 0.4317% 12/15/43 (d)(i)(k)	2,656,432	40,148
Series 2007-C31 Class C, 5.693% 4/15/47 (i)	59,000	7,375
Series 2007-C32:
Class D, 5.7405% 6/15/49 (i)	162,000	17,820
Class E, 5.7405% 6/15/49 (i)	256,000	26,880
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9023% 2/15/51 (i)	143,000	110,615
Series 2007-C33 Class B, 5.9023% 2/15/51 (i)	363,000	56,265
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $53,363,243)		56,566,073
Municipal Securities - 0.2%

California Gen. Oblig. 5.25% 4/1/14 (Cost $1,507,400)	1,500,000	1,517,895
Foreign Government and Government Agency Obligations - 0.1%

Chilean Republic 7.125% 1/11/12 (Cost $498,005)	460,000	513,498
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $33,198)	37,000	37,697
Bank Notes - 0.1%

National City Bank, Cleveland 0.7675% 3/1/13 (i) (Cost $544,388)	750,000	671,739
Fixed-Income Funds - 12.8%
	Shares	Value
Fidelity Corporate Bond 1-10 Year Central Fund (j)	644,752	$ 65,487,459
Fidelity Corporate Bond 1-5 Year Central Fund (j)	69,779	7,137,742
Fidelity Specialized High Income Central Fund (j)	102,212	9,120,399
TOTAL FIXED-INCOME FUNDS (Cost $81,783,506)		81,745,600
Preferred Securities - 0.1%
	Principal Amount
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
ING Groep NV 5.775% (i)	$ 159,000	90,352
MUFG Capital Finance 1 Ltd. 6.346% (i)	624,000	577,092
TOTAL PREFERRED SECURITIES (Cost $471,586)		667,444
Cash Equivalents - 7.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.2%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $50,623,000)	$ 50,623,282	50,623,000
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $638,663,010)		660,308,982
NET OTHER ASSETS - (3.2)%		(20,599,863)
NET ASSETS - 100%		$ 639,709,119
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (h)

	Oct. 2034	$ 109,764	$ (82,394)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (h)	Dec. 2034	248,360	(237,290)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (h)	Sept. 2034	119,548	(113,014)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (h)	August 2034	93,944	(68,735)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (h)	Oct. 2034	112,241	(80,173)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (h)	April 2032	36,015	(19,859)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34 (Rating-Baa3) (h)

	March 2034	$ 8,454	$ (1,183)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (h)	Feb. 2034	806	(741)
TOTAL CREDIT DEFAULT SWAPS		729,132	(603,389)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 3.475% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Jan. 2013	25,000,000	1,149,153
Receive semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	19,783,000	1,011,525
Receive semi-annually a fixed rate equal to 4.449% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2018	6,931,000	594,892
Receive semi-annually a fixed rate equal to 4.94% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc. (Upfront Payment $(1,411,812))	March 2012	25,000,000	2,571,143
Receive semi-annually a fixed rate equal to 5.02% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc. (Upfront Payment $(1,130,978))	Nov. 2011	20,000,000	1,825,838
TOTAL INTEREST RATE SWAPS		96,714,000	7,152,551
		$ 97,443,132	$ 6,549,162
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $66,616,880 or 10.4% of net assets.

(e) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $2,252,616 or 0.4% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $802,502.

(h) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$50,623,000 due 9/01/09 at 0.20%
BNP Paribas Securities Corp.	$ 8,704,604
Banc of America Securities LLC	4,334,109
Bank of America, NA	10,835,273
Deutsche Bank Securities, Inc.	4,767,520
ING Financial Markets LLC	1,394,474
J.P. Morgan Securities, Inc.	8,668,219
Mizuho Securities USA, Inc.	4,334,109
Morgan Stanley & Co., Inc.	2,167,055
Societe Generale, New York Branch	5,417,637
$ 50,623,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 877,778
Fidelity Commercial Mortgage-Backed Securities Central Fund	3,060,102
Fidelity Corporate Bond 1-10 Year Central Fund	9,187,001
Fidelity Corporate Bond 1-5 Year Central Fund	580,632
Fidelity Specialized High Income Central Fund	1,511,153
Fidelity Ultra-Short Central Fund	495,831
Total	$ 15,712,497
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 47,438,002	$ 692,998	$ 44,149,672*	$ -	0.0%
Fidelity Commercial Mortgage-Backed Securities Central Fund	99,633,125	2,531,287	83,724,587*	-	0.0%
Fidelity Corporate Bond 1-10 Year Central Fund	275,919,248	7,286,616	206,234,467*	65,487,459	2.3%
Fidelity Corporate Bond 1-5 Year Central Fund	18,814,985	371,176	11,681,289*	7,137,742	2.2%
Fidelity Specialized High Income Central Fund	23,421,149	1,511,153	14,170,684*	9,120,399	2.2%
Fidelity Ultra-Short Central Fund	68,380,155	-	57,515,995*	-	0.0%
Total	$ 533,606,664	$ 12,393,230	$ 417,476,694	$ 81,745,600

* Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.

Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Asset-Backed Securities	$ 20,888,514	$ -	$ 17,938,240	$ 2,950,274
Bank Notes	671,739	-	671,739	-
Cash Equivalents	50,623,000	-	50,623,000	-
Collateralized Mortgage Obligations	24,448,612	-	23,556,844	891,768
Commercial Mortgage Securities	56,566,073	-	50,326,412	6,239,661
Corporate Bonds	223,190,840	-	223,190,840	-
Fixed-Income Funds	81,745,600	81,745,600	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Foreign Government and Government Agency Obligations	$ 513,498	$ -	$ 513,498	$ -
Municipal Securities	1,517,895	-	1,517,895	-
Preferred Securities	667,444	-	667,444	-
Supranational Obligations	37,697	-	37,697	-
U.S. Government Agency - Mortgage Securities	80,227,380	-	80,227,380	-
U.S. Government and Government Agency Obligations	119,210,690	-	119,210,690	-
Total Investments in Securities:	$ 660,308,982	$ 81,745,600	$ 568,481,679	$ 10,081,703
Derivative Instruments:
Assets
Swap Agreements	$ 7,152,551	$ -	$ 7,152,551	$ -
Liabilities
Swap Agreements	$ (603,389)	$ -	$ (148,909)	$ (454,480)
Total Derivative Instruments:	$ 6,549,162	$ -	$ 7,003,642	$ (454,480)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities: Asset-Backed Securities
Beginning Balance	$ 184,674
Total Realized Gain (Loss)	(228,511)
Total Unrealized Gain (Loss)	787,364
Cost of Purchases	3,248,452
Proceeds of Sales	(826,836)
Amortization/Accretion	(1,175,959)
Transfers in/out of Level 3	961,090
Ending Balance	$ 2,950,274
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (298,702)
Investments in Securities: Collateralized Mortgage Obligations
Beginning Balance	$ 30,355
Total Realized Gain (Loss)	3,015
Total Unrealized Gain (Loss)	531,536
Cost of Purchases	855,270
Proceeds of Sales	(69,961)
Amortization/Accretion	(458,447)
Transfers in/out of Level 3	-
Ending Balance	$ 891,768
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ 89,333
Commercial Mortgage Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	105,020
Total Unrealized Gain (Loss)	(544,936)
Cost of Purchases	7,173,392
Proceeds of Sales	(608,648)
Amortization/Accretion	114,833
Transfers in/out of Level 3	-
Ending Balance	$ 6,239,661
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (544,938)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (6,691,180)
Total Unrealized Gain (loss)	6,230,533
Transfers in/out of Level 3	6,167
Ending Balance	$ (454,480)
Realized gain (loss) on Swap Agreements for the period	$ (6,625,857)
The change in unrealized gain (loss) attributable to Level 3 Swap Agreements at August 31, 2009	$ 49,797

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received or delivered through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfer out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (603,389)
Interest Rate Risk
Swap Agreements (a)	7,152,551	-
Total Value of Derivatives	$ 7,152,551	$ (603,389)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.0%
United Kingdom	2.7%
Canada	1.4%
Netherlands	1.3%
Luxembourg	1.3%
Others (individually less than 1%)	4.3%
100.0%
Income Tax Information
At August 31, 2009, the fund had a capital loss carryforward of approximately $30,191,167 of which $8,055,126, $8,543,007 and $13,593,034 will expire on August 31, 2014, 2016 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending August 31, 2010 approximately $35,959,819 of losses recognized during the period November 1, 2008 to August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009

Assets
Investment in securities, at value (including repurchase agreements of $50,623,000) - See accompanying schedule: Unaffiliated issuers (cost $556,879,504)	$ 578,563,382
Fidelity Central Funds (cost $81,783,506)	81,745,600
Total Investments (cost $638,663,010)		$ 660,308,982
Receivable for investments sold		10,203,187
Receivable for swap agreements		1,419
Receivable for fund shares sold		1,146,892
Interest receivable		4,631,785
Distributions receivable from Fidelity Central Funds		398,420
Unrealized appreciation on swap agreements		7,152,551
Prepaid expenses		2,408
Other receivables		385,798
Total assets		684,231,442

Liabilities
Payable to custodian bank	$ 1,620
Payable for investments purchased Regular delivery	8,329,546
Delayed delivery	32,666,878
Payable for fund shares redeemed	1,822,329
Distributions payable	180,422
Unrealized depreciation on swap agreements	603,389
Accrued management fee	167,929
Distribution fees payable	161,536
Other affiliated payables	119,126
Other payables and accrued expenses	469,548
Total liabilities		44,522,323

Net Assets		$ 639,709,119
Net Assets consist of:
Paid in capital		$ 710,101,071
Undistributed net investment income		3,178,990
Accumulated undistributed net realized gain (loss) on investments		(99,967,401)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		26,396,459
Net Assets		$ 639,709,119

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

August 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($195,406,830 ÷ 18,650,336 shares)	$ 10.48

Maximum offering price per share (100/97.25 of $10.48)	$ 10.78
Class T: Net Asset Value and redemption price per share ($290,427,989 ÷ 27,705,039 shares)	$ 10.48

Maximum offering price per share (100/97.25 of $10.48)	$ 10.78
Class B: Net Asset Value and offering price per share ($11,752,536 ÷ 1,122,876 shares)A	$ 10.47

Class C: Net Asset Value and offering price per share ($63,749,581 ÷ 6,096,474 shares)A	$ 10.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($78,372,183 ÷ 7,462,569 shares)	$ 10.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2009

Investment Income
Dividends		$ 24,120
Interest		23,636,011
Income from Fidelity Central Funds		15,712,497
Total income		39,372,628

Expenses
Management fee	$ 2,365,986
Transfer agent fees	1,412,813
Distribution fees	1,838,089
Accounting and security lending fees	280,266
Custodian fees and expenses	30,272
Independent trustees' compensation	2,866
Registration fees	90,634
Audit	92,296
Legal	3,033
Miscellaneous	(15,501)
Total expenses before reductions	6,100,754
Expense reductions	(3,969)	6,096,785
Net investment income		33,275,843
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,773,325
Redemption in-kind with affiliated entities	(16,996,314)
Fidelity Central Funds	(96,881,712)
Swap agreements	(7,184,733)
Total net realized gain (loss)		(101,289,434)
Change in net unrealized appreciation (depreciation) on: Investment securities	73,536,068
Swap agreements	12,211,186
Total change in net unrealized appreciation (depreciation)		85,747,254
Net gain (loss)		(15,542,180)
Net increase (decrease) in net assets resulting from operations		$ 17,733,663

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2009	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 33,275,843	$ 54,822,787
Net realized gain (loss)	(101,289,434)	(4,076,446)
Change in net unrealized appreciation (depreciation)	85,747,254	(24,788,132)
Net increase (decrease) in net assets resulting from operations	17,733,663	25,958,209
Distributions to shareholders from net investment income	(32,064,004)	(56,702,503)
Share transactions - net increase (decrease)	(337,250,597)	(533,888,338)
Total increase (decrease) in net assets	(351,580,938)	(564,632,632)

Net Assets
Beginning of period	991,290,057	1,555,922,689
End of period (including undistributed net investment income of $3,178,990 and undistributed net investment income of $1,520,348, respectively)	$ 639,709,119	$ 991,290,057

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,

2009

2008

2007

2006 K

2005 J

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.31	$ 10.64	$ 10.78	$ 10.87	$ 11.34	$ 11.32
Income from Investment Operations
Net investment income E	.435	.457	.487	.385	.397	.385
Net realized and unrealized gain (loss)	.149 H	(.319)	(.167)	(.043)	(.338)	.120
Total from investment operations	.584	.138	.320	.342	.059	.505
Distributions from net investment income	(.414)	(.468)	(.460)	(.382)	(.379)	(.385)
Distributions from net realized gain	-	-	-	(.050)	(.150)	(.100)
Total distributions	(.414)	(.468)	(.460)	(.432)	(.529)	(.485)
Net asset value, end of period	$ 10.48	$ 10.31	$ 10.64	$ 10.78	$ 10.87	$ 11.34
Total Return B, C, D	6.05%	1.28%	2.99%	3.23%	.54%	4.58%
Ratios to Average Net Assets F, I
Expenses before reductions	.87%	.85%	.79%	.75% A	.81%	.84%
Expenses net of fee waivers, if any	.87%	.85%	.79%	.75% A	.81%	.84%
Expenses net of all reductions	.87%	.85%	.78%	.74% A	.80%	.84%
Net investment income	4.45%	4.32%	4.52%	4.30% A	3.60%	3.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 195,407	$ 216,683	$ 255,591	$ 229,490	$ 219,441	$ 186,748
Portfolio turnover rate G	73% L	81%	89% L	43% A	73%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31. K For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,

2009

2008

2007

2006 K

2005 J

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.32	$ 10.64	$ 10.79	$ 10.88	$ 11.35	$ 11.32
Income from Investment Operations
Net investment income E	.440	.462	.484	.377	.386	.374
Net realized and unrealized gain (loss)	.139 H	(.310)	(.178)	(.043)	(.338)	.130
Total from investment operations	.579	.152	.306	.334	.048	.504
Distributions from net investment income	(.419)	(.472)	(.456)	(.374)	(.368)	(.374)
Distributions from net realized gain	-	-	-	(.050)	(.150)	(.100)
Total distributions	(.419)	(.472)	(.456)	(.424)	(.518)	(.474)
Net asset value, end of period	$ 10.48	$ 10.32	$ 10.64	$ 10.79	$ 10.88	$ 11.35
Total Return B, C, D	6.00%	1.41%	2.85%	3.15%	.43%	4.56%
Ratios to Average Net Assets F, I
Expenses before reductions	.82%	.82%	.82%	.84% A	.91%	.95%
Expenses net of fee waivers, if any	.82%	.82%	.82%	.84% A	.91%	.95%
Expenses net of all reductions	.82%	.82%	.82%	.83% A	.91%	.95%
Net investment income	4.50%	4.35%	4.48%	4.21% A	3.49%	3.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 290,428	$ 344,229	$ 503,737	$ 563,677	$ 622,245	$ 680,947
Portfolio turnover rate G	73% L	81%	89% L	43% A	73%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31. K For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,

2009

2008

2007

2006 K

2005 J

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.30	$ 10.63	$ 10.77	$ 10.86	$ 11.33	$ 11.31
Income from Investment Operations
Net investment income E	.369	.385	.409	.316	.310	.295
Net realized and unrealized gain (loss)	.150 H	(.318)	(.169)	(.043)	(.338)	.120
Total from investment operations	.519	.067	.240	.273	(.028)	.415
Distributions from net investment income	(.349)	(.397)	(.380)	(.313)	(.292)	(.295)
Distributions from net realized gain	-	-	-	(.050)	(.150)	(.100)
Total distributions	(.349)	(.397)	(.380)	(.363)	(.442)	(.395)
Net asset value, end of period	$ 10.47	$ 10.30	$ 10.63	$ 10.77	$ 10.86	$ 11.33
Total Return B, C, D	5.35%	.60%	2.24%	2.57%	(.25)%	3.75%
Ratios to Average Net Assets F, I
Expenses before reductions	1.54%	1.53%	1.52%	1.52% A	1.61%	1.66%
Expenses net of fee waivers, if any	1.54%	1.53%	1.52%	1.52% A	1.60%	1.65%
Expenses net of all reductions	1.54%	1.53%	1.52%	1.52% A	1.60%	1.65%
Net investment income	3.78%	3.64%	3.78%	3.52% A	2.80%	2.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,753	$ 15,141	$ 22,609	$ 46,344	$ 73,017	$ 118,751
Portfolio turnover rate G	73% L	81%	89% L	43% A	73%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31. K For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,

2009

2008

2007

2006 K

2005 J

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.29	$ 10.62	$ 10.76	$ 10.85	$ 11.32	$ 11.30
Income from Investment Operations
Net investment income E	.364	.378	.400	.308	.301	.289
Net realized and unrealized gain (loss)	.150 H	(.317)	(.167)	(.042)	(.337)	.120
Total from investment operations	.514	.061	.233	.266	(.036)	.409
Distributions from net investment income	(.344)	(.391)	(.373)	(.306)	(.284)	(.289)
Distributions from net realized gain	-	-	-	(.050)	(.150)	(.100)
Total distributions	(.344)	(.391)	(.373)	(.356)	(.434)	(.389)
Net asset value, end of period	$ 10.46	$ 10.29	$ 10.62	$ 10.76	$ 10.85	$ 11.32
Total Return B, C, D	5.31%	.54%	2.18%	2.51%	(.33)%	3.70%
Ratios to Average Net Assets F, I
Expenses before reductions	1.59%	1.59%	1.59%	1.60% A	1.67%	1.70%
Expenses net of fee waivers, if any	1.59%	1.59%	1.59%	1.60% A	1.67%	1.70%
Expenses net of all reductions	1.59%	1.59%	1.58%	1.60% A	1.67%	1.70%
Net investment income	3.73%	3.58%	3.72%	3.45% A	2.73%	2.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,750	$ 52,529	$ 58,693	$ 63,946	$ 74,522	$ 91,149
Portfolio turnover rate G	73% L	81%	89% L	43% A	73%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31. K For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,

2009

2008

2007

2006 J

2005 I

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.34	$ 10.66	$ 10.80	$ 10.89	$ 11.36	$ 11.34
Income from Investment Operations
Net investment income D	.468	.494	.513	.401	.417	.400
Net realized and unrealized gain (loss)	.139 G	(.311)	(.169)	(.043)	(.339)	.122
Total from investment operations	.607	.183	.344	.358	.078	.522
Distributions from net investment income	(.447)	(.503)	(.484)	(.398)	(.398)	(.402)
Distributions from net realized gain	-	-	-	(.050)	(.150)	(.100)
Total distributions	(.447)	(.503)	(.484)	(.448)	(.548)	(.502)
Net asset value, end of period	$ 10.50	$ 10.34	$ 10.66	$ 10.80	$ 10.89	$ 11.36
Total Return B, C	6.30%	1.71%	3.22%	3.37%	.71%	4.72%
Ratios to Average Net Assets E, H
Expenses before reductions	.54%	.53%	.55%	.57% A	.63%	.70%
Expenses net of fee waivers, if any	.54%	.53%	.55%	.57% A	.63%	.70%
Expenses net of all reductions	.54%	.53%	.55%	.57% A	.63%	.70%
Net investment income	4.78%	4.64%	4.75%	4.48% A	3.77%	3.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 78,372	$ 362,708	$ 715,292	$ 582,070	$ 465,201	$ 269,727
Portfolio turnover rate F	73% K	81%	89% K	43% A	73%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31. J For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2009

1. Organization.

Fidelity Advisor Intermediate Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.
2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-5 Year Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 26, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, redemptions in kind, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 10,569,969
Unrealized depreciation	(17,123,042)
Net unrealized appreciation (depreciation)	$ (6,553,073)

Undistributed ordinary income	$ 2,312,509
Capital loss carryforward	$ (30,191,167)

Cost for federal income tax purposes	$ 666,862,055

The tax character of distributions paid was as follows:

	August 31, 2009	August 31, 2008
Ordinary Income	$ 32,064,004	$ 56,702,503

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

Annual Report

Notes to Financial Statements - continued

5. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

The following notes provide more detailed information about each derivative type held by the Fund:

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Annual Report

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risks of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection

Annual Report

Notes to Financial Statements - continued

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

amounted to $729,132 representing 0.1% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(603,389). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $802,502. If a defined credit event had occurred as of period end, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $0 in addition to the collateral to settle these swaps.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	(9,949,853)	9,041,255
Total Credit Risk	(9,949,853)	9,041,255
Interest Rate Risk
Swap Agreements	2,765,120	3,169,931
Total Interest Rate Risk	2,765,120	3,169,931
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ (7,184,733)	$ 12,211,186

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(7,184,733) for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $12,211,186 for swap agreements.

Annual Report

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities, and liquidations and redemptions executed in-kind from Affiliated Central Funds, aggregated $66,135,793 and $281,905,198, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 470,460	$ 15,993
Class T	-%	.25%	717,760	4,146
Class B	.65%	.25%	111,226	80,450
Class C	.75%	.25%	538,643	60,302
			$ 1,838,089	$ 160,891

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 34,973
Class T	9,201
Class B*	33,248
Class C*	5,091
$ 82,513

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 440,992.23
Class T	529,324.18
Class B	31,891.26
Class C	108,846.20
Institutional Class	301,760.15
	$ 1,412,813

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Redemption-In-Kind. On March 27, 2009, 20,507,423 fund shares held by affiliated entities were redeemed in kind for cash and securities with a value of $195,640,818. The realized gain (loss) of $(16,996,314) on securities delivered through in-kind redemptions is included in the accompanying Statement of Operations and is not taxable to the Fund.

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Other Affiliated Transactions. During the period, certain Fidelity Central Funds in which the Fund was invested were each liquidated pursuant to a Plan of Liquidation and Dissolution approved by the Central Fund Board. Under the plan, each Central Fund distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, as noted in the following table.

Liquidation Date	Central Fund	Value of Cash and Securities Received (including accrued interest)	Shares of Central Fund Redeemed
01/23/09 (a)	Fidelity Ultra-Short Central Fund	$ 34,413,111	550,378
04/17/09 (b)	Fidelity Commercial Mortgage-Backed Securities Central Fund	$ 51,091,180	708,830
06/26/09 (b)	Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 14,453,506	185,905

(a) The Fund recognized a loss as the transaction was considered taxable to the Fund for federal income tax purposes.

(b) Because the Central Fund was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

On February 20, 2009, the Fund redeemed in-kind 1,969,867 shares of Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a Fidelity Central Fund in which the Fund invests, valued at $177,302,227 by receiving cash and securities of equal value, including accrued interest. Because 1-10 Year was a partnership for federal income tax purposes, the redemption generally was tax free to the Fund.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,682 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $15,671.

10. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,969.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2009	2008
From net investment income
Class A	$ 7,988,302	$ 11,114,337
Class T	12,341,748	19,685,484
Class B	444,251	698,735
Class C	1,885,504	2,134,294
Institutional Class	9,404,199	23,069,653
Total	$ 32,064,004	$ 56,702,503

Annual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2009	2008	2009	2008
Class A
Shares sold	6,349,113	7,478,814	$ 61,815,544	$ 79,389,123
Reinvestment of distributions	711,254	913,344	6,930,188	9,656,597
Shares redeemed	(9,419,490)	(11,412,910)	(91,645,382)	(120,176,822)
Net increase (decrease)	(2,359,123)	(3,020,752)	$ (22,899,650)	$ (31,131,102)
Class T
Shares sold	8,452,563	10,443,380	$ 82,733,397	$ 110,997,567
Reinvestment of distributions	1,209,451	1,758,963	11,780,968	18,626,931
Shares redeemed	(15,316,631)	(26,180,797)	(149,371,168)	(277,194,128)
Net increase (decrease)	(5,654,617)	(13,978,454)	$ (54,856,803)	$ (147,569,630)
Class B
Shares sold	618,570	542,893	$ 5,994,206	$ 5,772,343
Reinvestment of distributions	40,525	58,357	393,645	616,990
Shares redeemed	(1,005,785)	(1,259,274)	(9,769,910)	(13,340,826)
Net increase (decrease)	(346,690)	(658,024)	$ (3,382,059)	$ (6,951,493)
Class C
Shares sold	3,008,162	1,247,916	$ 29,236,868	$ 13,263,460
Reinvestment of distributions	158,044	166,125	1,539,158	1,753,152
Shares redeemed	(2,172,439)	(1,839,485)	(21,142,153)	(19,383,480)
Net increase (decrease)	993,767	(425,444)	$ 9,633,873	$ (4,366,868)
Institutional Class
Shares sold	4,013,100	4,941,786	$ 39,201,186	$ 52,330,544
Reinvestment of distributions	847,880	2,074,699	8,158,289	22,020,750
Shares redeemed	(32,488,139)	(39,037,602)	(313,105,433)	(418,220,539)
Net increase (decrease)	(27,627,159)	(32,021,117)	$ (265,745,958)	$ (343,869,245)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

13. Other - continued

Effective after the close of business on September 25, 2009, the Fidelity Corporate Bond 1-5 Year Central Fund ("1-5 Year"), a Fidelity Central Fund in which the Fund invests, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board of Directors. Under the plan, 1-5 Year distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $7,232,756 in return for 69,780 shares of 1-5 Year. Because 1-5 Year was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

14. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Intermediate Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Intermediate Bond Fund (a fund of Fidelity Advisor Series II) at August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Intermediate Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 26, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 187 funds advised by FMR or an affiliate. Mr. Curvey oversees 407 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (68)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 1.33% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $25,883,771 of distributions paid during the period January 1, 2009 to August 31, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Intermediate Bond Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

LTB-UANN-1009
1.784752.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Intermediate Bond
Fund - Institutional Class

Annual Report

August 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2009	Past 1 year	Past 5 years	Past 10 years
Institutional Class	6.30%	3.25%	5.25%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Intermediate Bond Fund - Institutional Class on August 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Intermediate Government/Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: While the positive returns of taxable bonds were more encouraging than the negative returns posted by major equity indexes for the year ending August 31, 2009, fixed-income securities rode their own wave of volatility. As the credit crisis resulting from a meltdown in the subprime mortgage market deepened in the beginning of the period, bond investors fled from lower-quality debt instruments and flocked to those with backing from the U.S. government. With government interventions around the world beginning to take root in the later months of the period, however, credit conditions improved and signs of stabilization among certain economic indicators emerged, eliciting greater demand for risk. Consequently, bonds further out on the risk spectrum boasted the largest returns. For the year overall, U.S. investment-grade bonds gained 7.94%, as measured by the Barclays Capital U.S. Aggregate Bond Index.

Comments from Ford O'Neil, Co-Portfolio Manager of Fidelity® Advisor Intermediate Bond Fund: For the year, the fund's Class A, Class T, Class B and Class C shares gained 6.05%, 6.00%, 5.35% and 5.31%, respectively (excluding sales charges), while the Barclays Capital U.S. Intermediate Government/Credit Bond Index returned 6.81%. In reviewing performance, we're looking at the aggregate of our direct investments and those we made in Fidelity's fixed-income central funds. Sector selection was the main factor driving the fund's performance. Specifically, the fund got a boost from its overweighting in corporate bonds, and significant underweighting in U.S. Treasury securities. However, weak results from our Treasury holdings proved to be a sizable negative. Corporates benefited in the second half from a massive flight to riskier assets, as investors sought out the very high yields these securities offered. Corporates also were helped by somewhat improved profitability. Within the sector, virtually every industry group performed significantly better than the index, with the fund's industrials and utilities holdings among the biggest gainers. Elsewhere, we increased the fund's overweighting in financials, a move that also aided performance. Conversely, an out-of-benchmark stake in lagging Treasury Inflation-Protected Securities (TIPS) worked against us. Lastly, in terms of the fund's structure, we significantly reduced our exposure to Fidelity's central funds, while still maintaining many of the same securities via direct holdings.

Comments from Ford O'Neil Co-Portfolio Manager of Fidelity® Advisor Intermediate Bond Fund: For the year, the fund's Institutional Class shares gained 6.30%, while the Barclays Capital U.S. Intermediate Government/Credit Bond Index returned 6.81%. In reviewing performance, we're looking at the aggregate of our direct investments and those we made in Fidelity's fixed-income central funds. Sector selection was the main factor driving the fund's performance. Specifically, the fund got a boost from its overweighting in corporate bonds, and significant underweighting in U.S. Treasury securities. However, weak results from our Treasury holdings proved to be a sizable negative. Corporates benefited in the second half from a massive flight to riskier assets, as investors sought out the very high yields these securities offered. Corporates also were helped by somewhat improved profitability. Within the sector, virtually every industry group performed significantly better than the index, with the fund's industrials and utilities holdings among the biggest gainers. Elsewhere, we increased the fund's overweighting in financials, a move that also aided performance. Conversely, an out-of-benchmark stake in lagging Treasury Inflation-Protected Securities (TIPS) worked against us. Lastly, in terms of the fund's structure, we significantly reduced our exposure to Fidelity central funds, while still maintaining many of the same securities via direct holdings.

Annual Report

Note to shareholders: Robert Galusza became Lead Portfolio Manager of the fund on July 1, 2009.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Class A	.86%
Actual		$ 1,000.00	$ 1,129.80	$ 4.62
HypotheticalA		$ 1,000.00	$ 1,020.87	$ 4.38
Class T	.82%
Actual		$ 1,000.00	$ 1,128.80	$ 4.40
HypotheticalA		$ 1,000.00	$ 1,021.07	$ 4.18
Class B	1.54%
Actual		$ 1,000.00	$ 1,126.20	$ 8.25
HypotheticalA		$ 1,000.00	$ 1,017.44	$ 7.83
Class C	1.56%
Actual		$ 1,000.00	$ 1,126.10	$ 8.36
HypotheticalA		$ 1,000.00	$ 1,017.34	$ 7.93
Institutional Class	.54%
Actual		$ 1,000.00	$ 1,131.40	$ 2.90
HypotheticalA		$ 1,000.00	$ 1,022.48	$ 2.75

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2009*	As of February 28, 2009**
U.S. Government and U.S. Government Agency Obligations† 33.7%	U.S. Government and U.S. Government Agency Obligations 36.1%
AAA 9.7%	AAA 11.7%
AA 6.2%	AA 6.5%
A 13.3%	A 14.8%
BBB 26.8%	BBB 23.3%
BB and Below 4.9%	BB and Below 5.1%
Not Rated 0.4%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 5.0%	Short-Term Investments and Net Other Assets 2.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2009
6 months ago
Years	4.6	4.7

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2009
6 months ago
Years	3.7	3.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2009*		As of February 28, 2009**
	Corporate Bonds 47.0%		Corporate Bonds 45.8%
	U.S. Government and U.S. Government Agency Obligations 33.7%		U.S. Government and U.S. Government Agency Obligations 36.1%
	Asset-Backed Securities 3.3%		Asset-Backed Securities 4.3%
	CMOs and Other Mortgage Related Securities 10.5%		CMOs and Other Mortgage Related Securities 11.4%
	Municipal Bonds 0.2%		Municipal Bonds 0.0%
	Other Investments 0.3%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets 5.0%		Short-Term Investments and Net Other Assets 2.1%
* Foreign investments	11.0%	** Foreign investments	9.1%
* Futures and Swaps	17.0%	** Futures and Swaps	17.7%

† Includes FDIC Guaranteed Corporate Securities

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Annual Report

Investments August 31, 2009

Showing Percentage of Net Assets

Nonconvertible Bonds - 34.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.1%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 844,000	$ 884,998
5.875% 3/15/11	313,000	325,740
		1,210,738
Household Durables - 0.2%
Fortune Brands, Inc.:
5.125% 1/15/11	640,000	651,474
6.375% 6/15/14	750,000	766,446
		1,417,920
Media - 1.7%
AOL Time Warner, Inc.:
6.75% 4/15/11	284,000	301,925
6.875% 5/1/12	368,000	402,452
Comcast Cable Communications, Inc. 6.75% 1/30/11	77,000	81,886
Comcast Corp.:
4.95% 6/15/16	283,000	287,032
5.5% 3/15/11	58,000	60,870
5.85% 1/15/10	9,000	9,163
COX Communications, Inc.:
4.625% 1/15/10	323,000	326,592
4.625% 6/1/13	674,000	694,596
6.25% 6/1/18 (d)	157,000	167,088
News America, Inc.:
4.75% 3/15/10	37,000	37,141
5.3% 12/15/14	132,000	141,503
6.9% 3/1/19 (d)	2,600,000	2,928,983
Time Warner Cable, Inc.:
5.4% 7/2/12	369,000	393,610
5.85% 5/1/17	996,000	1,045,961
6.2% 7/1/13	351,000	379,296
6.75% 7/1/18	1,114,000	1,230,657
8.75% 2/14/19	362,000	445,630
Time Warner, Inc. 5.875% 11/15/16	651,000	680,191
Viacom, Inc.:
4.375% 9/15/14	658,000	659,022
6.125% 10/5/17	679,000	717,665
		10,991,263
TOTAL CONSUMER DISCRETIONARY		13,619,921
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - 2.0%
Beverages - 0.3%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	$ 11,000	$ 11,514
Anheuser-Busch InBev Worldwide, Inc. 7.2% 1/15/14 (d)	1,000,000	1,123,149
Diageo Capital PLC 5.2% 1/30/13	157,000	167,651
FBG Finance Ltd. 5.125% 6/15/15 (d)	443,000	453,757
		1,756,071
Food & Staples Retailing - 0.4%
CVS Caremark Corp.:
0.9675% 6/1/10 (i)	346,000	345,359
6.036% 12/10/28	341,926	322,716
6.302% 6/1/37 (i)	2,597,000	2,051,630
		2,719,705
Food Products - 0.4%
Cargill, Inc. 6% 11/27/17 (d)	106,000	113,442
General Mills, Inc.:
5.2% 3/17/15	650,000	699,655
5.65% 2/15/19	239,000	258,242
Kraft Foods, Inc.:
5.625% 11/1/11	553,000	596,389
6.125% 2/1/18	759,000	830,635
6.75% 2/19/14	82,000	93,062
		2,591,425
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13	270,000	286,935
Tobacco - 0.9%
Altria Group, Inc. 9.7% 11/10/18	2,549,000	3,118,052
Philip Morris International, Inc. 4.875% 5/16/13	680,000	723,935
Reynolds American, Inc.:
6.75% 6/15/17	442,000	450,372
7.25% 6/15/37	1,181,000	1,135,896
		5,428,255
TOTAL CONSUMER STAPLES		12,782,391
ENERGY - 4.0%
Energy Equipment & Services - 0.5%
DCP Midstream LLC 9.75% 3/15/19 (d)	356,000	423,230
Halliburton Co. 6.15% 9/15/19	425,000	473,120
Transocean Ltd. 5.25% 3/15/13	523,000	550,675
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Energy Equipment & Services - continued
Weatherford International Ltd.:
4.95% 10/15/13	$ 263,000	$ 271,478
5.15% 3/15/13	1,352,000	1,408,837
		3,127,340
Oil, Gas & Consumable Fuels - 3.5%
Anadarko Petroleum Corp. 5.95% 9/15/16	396,000	411,813
BW Group Ltd. 6.625% 6/28/17 (d)	446,000	376,870
Canadian Natural Resources Ltd.:
5.15% 2/1/13	679,000	710,257
5.7% 5/15/17	175,000	183,293
ConocoPhillips 4.75% 2/1/14	159,000	170,480
Duke Capital LLC 6.25% 2/15/13	151,000	161,325
Duke Energy Field Services:
5.375% 10/15/15 (d)	184,000	179,179
6.875% 2/1/11	349,000	363,936
7.875% 8/16/10	157,000	164,391
El Paso Natural Gas Co. 5.95% 4/15/17	141,000	144,886
Empresa Nacional de Petroleo 6.75% 11/15/12 (d)	256,000	275,415
Enbridge Energy Partners LP:
5.875% 12/15/16	273,000	272,556
6.5% 4/15/18	358,000	375,991
EnCana Holdings Finance Corp. 5.8% 5/1/14	436,000	474,068
Enterprise Products Operating LP:
4.6% 8/1/12	706,000	732,572
4.625% 10/15/09	294,000	294,492
5.6% 10/15/14	295,000	312,026
5.65% 4/1/13	105,000	111,567
Gazstream SA 5.625% 7/22/13 (d)	901,826	901,826
Gulf South Pipeline Co. LP 5.75% 8/15/12 (d)	583,000	605,202
Lukoil International Finance BV 6.656% 6/7/22 (d)	246,000	222,630
Nakilat, Inc. 6.067% 12/31/33 (d)	302,000	251,466
Nexen, Inc.:
5.05% 11/20/13	580,000	595,665
5.2% 3/10/15	137,000	138,503
6.4% 5/15/37	761,000	704,150
NGPL PipeCo LLC 6.514% 12/15/12 (d)	1,138,000	1,231,459
Pemex Project Funding Master Trust 1.9294% 6/15/10 (d)(i)	188,000	187,530
Petro-Canada:
6.05% 5/15/18	326,000	337,756
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petro-Canada: - continued
6.8% 5/15/38	$ 214,000	$ 226,499
Petrobras International Finance Co. Ltd. 7.875% 3/15/19	620,000	699,050
Petroleos Mexicanos 8% 5/3/19 (d)	99,000	111,375
Plains All American Pipeline LP:
4.25% 9/1/12	1,000,000	1,021,025
7.75% 10/15/12	356,000	393,582
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (d)	451,000	491,041
Ras Laffan Liquid Natural Gas Co. Ltd. III:
4.5% 9/30/12 (d)	329,000	337,191
5.832% 9/30/16 (d)	270,000	277,298
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)	411,000	442,893
Source Gas LLC 5.9% 4/1/17 (d)	535,000	434,272
Southeast Supply Header LLC 4.85% 8/15/14 (d)	862,000	875,234
Spectra Energy Capital, LLC 5.65% 3/1/20	717,000	726,621
Suncor Energy, Inc. 6.1% 6/1/18	916,000	959,417
TEPPCO Partners LP:
5.9% 4/15/13	489,000	526,098
6.65% 4/15/18	441,000	475,399
Texas Eastern Transmission LP 6% 9/15/17 (d)	1,096,000	1,179,013
TransCanada PipeLines Ltd. 6.35% 5/15/67 (i)	358,000	300,720
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	394,000	430,867
Valero Energy Corp. 6.625% 6/15/37	559,000	485,881
XTO Energy, Inc.:
5% 1/31/15	264,000	275,882
5.65% 4/1/16	181,000	189,553
5.9% 8/1/12	672,000	726,876
		22,477,091
TOTAL ENERGY		25,604,431
FINANCIALS - 17.1%
Capital Markets - 3.3%
Bear Stearns Companies, Inc.:
0.645% 10/22/10 (i)	353,000	352,635
0.9025% 9/9/09 (i)	192,000	192,002
4.245% 1/7/10	184,000	184,987
4.5% 10/28/10	277,000	287,652
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Bear Stearns Companies, Inc.: - continued
5.3% 10/30/15	$ 177,000	$ 179,397
5.85% 7/19/10	569,000	584,715
6.95% 8/10/12	204,000	227,921
BlackRock, Inc. 6.25% 9/15/17	1,753,000	1,843,995
Goldman Sachs Group, Inc.:
5.45% 11/1/12	569,000	606,544
5.95% 1/18/18	602,000	626,687
6.15% 4/1/18	298,000	314,563
6.6% 1/15/12	258,000	279,319
6.75% 10/1/37	960,000	961,132
6.875% 1/15/11	41,000	43,747
Janus Capital Group, Inc.:
6.125% 9/15/11 (c)	362,000	358,458
6.5% 6/15/12	630,000	624,286
Lazard Group LLC:
6.85% 6/15/17	580,000	567,502
7.125% 5/15/15	208,000	208,944
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	1,578,000	1,604,477
6.15% 4/25/13	437,000	454,977
6.875% 4/25/18	400,000	408,432
Morgan Stanley:
0.7875% 1/9/12 (i)	844,000	815,951
0.8375% 1/9/14 (i)	755,000	698,620
4.75% 4/1/14	120,000	119,132
5.05% 1/21/11	460,000	475,083
5.45% 1/9/17	200,000	198,330
5.95% 12/28/17	383,000	391,627
6% 5/13/14	570,000	604,422
6.6% 4/1/12	863,000	937,724
6.625% 4/1/18	1,106,000	1,181,804
6.75% 4/15/11	126,000	134,000
7.3% 5/13/19	603,000	671,519
Royal Bank of Scotland PLC 4.875% 8/25/14 (d)	1,200,000	1,201,824
State Street Corp. 4.3% 5/30/14	120,000	125,813
The Bank of New York, Inc. 4.95% 11/1/12	583,000	631,042
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
UBS AG Stamford Branch:
5.75% 4/25/18	$ 1,684,000	$ 1,654,394
5.875% 12/20/17	451,000	446,870
		21,200,527
Commercial Banks - 3.4%
American Express Bank FSB 5.5% 4/16/13	2,014,000	2,089,841
ANZ National International Ltd. 6.2% 7/19/13 (d)	221,000	237,553
Bank One Corp.:
5.25% 1/30/13	140,000	147,964
7.875% 8/1/10	104,000	109,984
BB&T Corp. 6.5% 8/1/11	187,000	195,605
Chase Manhattan Corp. 7.875% 6/15/10	235,000	246,908
Credit Suisse First Boston 6% 2/15/18	1,543,000	1,586,951
Credit Suisse First Boston New York Branch 5% 5/15/13	1,026,000	1,089,238
Credit Suisse New York Branch 5.5% 5/1/14	410,000	440,648
DBS Bank Ltd. (Singapore) 0.66% 5/16/17 (d)(i)	787,580	700,946
Export-Import Bank of Korea:
5.125% 2/14/11	441,000	447,092
5.25% 2/10/14 (d)	114,000	113,817
5.5% 10/17/12	340,000	351,523
Fifth Third Bancorp:
4.5% 6/1/18	19,000	14,037
8.25% 3/1/38	317,000	281,611
HBOS PLC 6.75% 5/21/18 (d)	509,000	424,496
HSBC Holdings PLC 0.7775% 10/6/16 (i)	130,000	120,461
JPMorgan Chase Bank 6% 10/1/17	422,000	444,870
KeyBank NA 7% 2/1/11	169,000	172,018
Korea Development Bank 4.625% 9/16/10	369,000	372,134
Manufacturers & Traders Trust Co. 2.0969% 4/1/13 (d)(i)	82,159	66,827
National City Bank, Cleveland 4.5% 3/15/10	592,000	600,349
PNC Funding Corp.:
0.6275% 1/31/12 (i)	903,000	858,851
7.5% 11/1/09	306,000	308,666
Rabobank Nederland NV 2.65% 8/17/12 (d)	4,040,000	4,071,391
Santander Issuances SA Unipersonal:
0.9688% 6/20/16 (d)(i)	370,882	341,264
5.805% 6/20/16 (d)(i)	634,000	520,673
Standard Chartered Bank 6.4% 9/26/17 (d)	2,746,000	2,670,070
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (d)(i)	$ 442,000	$ 387,627
Union Planters Corp. 7.75% 3/1/11	91,000	88,229
UnionBanCal Corp. 5.25% 12/16/13	100,000	92,930
Wachovia Bank NA 4.875% 2/1/15	283,000	284,490
Wachovia Corp.:
0.6331% 4/23/12 (i)	82,000	79,130
0.6394% 10/15/11 (i)	606,000	590,653
5.625% 10/15/16	513,000	511,632
5.75% 6/15/17	442,000	466,142
Wells Fargo & Co. 4.2% 1/15/10	397,000	400,948
		21,927,569
Consumer Finance - 2.6%
American General Finance Corp. 6.9% 12/15/17	720,000	444,576
Capital One Bank USA NA 8.8% 7/15/19	475,000	508,909
Capital One Financial Corp.:
0.93% 9/10/09 (i)	495,000	494,909
5.7% 9/15/11	366,000	377,657
7.375% 5/23/14	540,000	589,057
Discover Financial Services:
1.1688% 6/11/10 (i)	607,000	591,492
6.45% 6/12/17	345,000	300,811
General Electric Capital Corp.:
3.5% 8/13/12	1,000,000	1,002,734
5.625% 9/15/17	1,060,000	1,062,331
5.9% 5/13/14	4,735,000	5,060,347
6.375% 11/15/67 (i)	1,275,000	1,029,563
Household Finance Corp.:
6.375% 10/15/11	280,000	294,127
7% 5/15/12	70,000	75,412
HSBC Finance Corp.:
5.25% 1/14/11	263,000	269,588
5.25% 1/15/14	212,000	216,165
MBNA Corp. 7.5% 3/15/12	324,000	341,862
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (d)	641,000	635,556
ORIX Corp. 5.48% 11/22/11	58,000	57,246
SLM Corp.:
0.6638% 7/26/10 (i)	1,795,000	1,642,299
0.7338% 10/25/11 (i)	354,000	280,359
0.8294% 3/15/11 (i)	17,000	14,645
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.: - continued
4.5% 7/26/10	$ 1,227,000	$ 1,173,900
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (d)	74,260	73,386
		16,536,931
Diversified Financial Services - 2.6%
Bank of America Corp. 7.4% 1/15/11	1,308,000	1,380,310
BP Capital Markets PLC 1.55% 8/11/11	643,000	644,161
Citigroup, Inc.:
0.5194% 5/18/11 (i)	424,000	405,720
5.3% 10/17/12	1,594,000	1,610,257
6.125% 5/15/18	1,150,000	1,081,283
6.5% 1/18/11	197,000	203,592
6.5% 8/19/13	2,729,000	2,802,246
CME Group, Inc. 5.75% 2/15/14	76,000	83,064
ILFC E-Capital Trust I 5.9% 12/21/65 (d)(i)	452,000	189,840
International Lease Finance Corp.:
5.4% 2/15/12	433,000	357,393
5.65% 6/1/14	1,519,000	1,140,038
6.375% 3/25/13	227,000	178,124
6.625% 11/15/13	411,000	318,250
JPMorgan Chase & Co.:
4.891% 9/1/15 (i)	412,000	371,938
5.6% 6/1/11	323,000	340,914
5.75% 1/2/13	334,000	356,416
6.75% 2/1/11	57,000	60,674
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	164,000	116,200
5.5% 1/15/14 (d)	105,000	80,237
5.7% 4/15/17 (d)	256,000	161,951
TECO Finance, Inc. 7% 5/1/12	1,125,000	1,188,056
TransCapitalInvest Ltd. 5.67% 3/5/14 (d)	489,000	470,663
USAA Capital Corp. 3.5% 7/17/14 (d)	932,000	927,783
ZFS Finance USA Trust II 6.45% 12/15/65 (d)(i)	1,008,000	876,960
ZFS Finance USA Trust IV 5.875% 5/9/62 (d)(i)	503,000	403,134
ZFS Finance USA Trust V 6.5% 5/9/67 (d)(i)	805,000	627,900
		16,377,104
Insurance - 2.0%
Allstate Corp.:
6.2% 5/16/14	526,000	572,794
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Allstate Corp.: - continued
7.45% 5/16/19	$ 501,000	$ 578,828
Assurant, Inc.:
5.625% 2/15/14	289,000	295,559
6.75% 2/15/34	297,000	237,479
Axis Capital Holdings Ltd. 5.75% 12/1/14	84,000	84,975
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(i)	225,000	177,750
Jackson National Life Global Funding 5.375% 5/8/13 (d)	114,000	113,562
Liberty Mutual Group, Inc. 6.5% 3/15/35 (d)	90,000	65,898
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.3475% 6/30/12 (d)(i)	1,474,000	1,418,283
MetLife, Inc.:
5% 6/15/15	175,000	181,703
6.125% 12/1/11	149,000	159,243
6.75% 6/1/16	550,000	601,642
7.717% 2/15/19	837,000	979,038
Metropolitan Life Global Funding I:
4.625% 8/19/10 (d)	498,000	501,049
5.125% 4/10/13 (d)	113,000	116,252
5.125% 6/10/14 (d)	483,000	503,327
Monumental Global Funding II 5.65% 7/14/11 (d)	250,000	255,511
Monumental Global Funding III 5.5% 4/22/13 (d)	332,000	335,895
Pacific Life Global Funding 5.15% 4/15/13 (d)	1,141,000	1,151,559
Pennsylvania Mutual Life Insurance Co. 6.65% 6/15/34 (d)	2,250,000	1,886,713
Prudential Financial, Inc.:
5.15% 1/15/13	327,000	329,488
5.4% 6/13/35	68,000	56,134
5.5% 3/15/16	64,000	63,206
5.7% 12/14/36	58,000	50,901
6.2% 1/15/15	90,000	94,280
7.375% 6/15/19	230,000	249,966
8.875% 6/15/68 (i)	448,000	414,400
QBE Insurance Group Ltd. 5.647% 7/1/23 (d)(i)	505,000	408,680
Symetra Financial Corp. 6.125% 4/1/16 (d)	782,000	632,439
The Chubb Corp. 5.75% 5/15/18	311,000	337,465
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10	189,000	196,180
		13,050,199
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - 2.1%
AMB Property LP 5.9% 8/15/13	$ 389,000	$ 362,389
Arden Realty LP 5.2% 9/1/11	256,000	264,960
AvalonBay Communities, Inc.:
4.95% 3/15/13	55,000	55,139
5.5% 1/15/12	361,000	374,713
Brandywine Operating Partnership LP:
4.5% 11/1/09	466,000	465,598
5.625% 12/15/10	616,000	613,835
5.7% 5/1/17	361,000	302,313
5.75% 4/1/12	327,000	318,852
BRE Properties, Inc. 5.75% 9/1/09	92,000	92,000
Camden Property Trust:
4.375% 1/15/10	223,000	224,536
5.375% 12/15/13	99,000	97,531
5.875% 11/30/12	447,000	459,407
CPG Partners LP 6% 1/15/13	154,000	154,438
Developers Diversified Realty Corp.:
4.625% 8/1/10	455,000	439,738
5% 5/3/10	338,000	328,462
5.25% 4/15/11	367,000	346,798
5.375% 10/15/12	194,000	176,220
Duke Realty LP:
4.625% 5/15/13	94,000	88,195
5.25% 1/15/10	68,000	68,184
5.4% 8/15/14	481,000	452,276
5.625% 8/15/11	446,000	450,494
5.875% 8/15/12	85,000	85,227
5.95% 2/15/17	98,000	88,187
6.25% 5/15/13	1,162,000	1,167,745
6.5% 1/15/18	641,000	589,718
Equity One, Inc.:
6% 9/15/17	129,000	112,993
6.25% 1/15/17	74,000	66,890
Federal Realty Investment Trust:
5.4% 12/1/13	62,000	61,021
6% 7/15/12	442,000	455,902
6.2% 1/15/17	94,000	87,986
HRPT Properties Trust:
5.75% 11/1/15	134,000	116,536
6.25% 6/15/17	186,000	163,355
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust: - continued
6.65% 1/15/18	$ 93,000	$ 81,232
Liberty Property LP:
5.125% 3/2/15	128,000	118,352
5.5% 12/15/16	224,000	197,066
6.625% 10/1/17	551,000	508,219
Mack-Cali Realty LP:
5.05% 4/15/10	122,000	122,364
7.75% 2/15/11	147,000	154,546
Simon Property Group LP:
4.6% 6/15/10	166,000	169,273
4.875% 8/15/10	102,000	104,515
5% 3/1/12	55,000	56,385
5.375% 6/1/11	94,000	96,665
5.6% 9/1/11	410,000	425,079
5.75% 5/1/12	191,000	200,315
7.75% 1/20/11	124,000	130,735
Tanger Properties LP 6.15% 11/15/15	4,000	3,762
UDR, Inc. 5.5% 4/1/14	1,102,000	1,063,115
Washington (REIT) 5.95% 6/15/11	549,000	542,172
		13,105,433
Real Estate Management & Development - 0.4%
ERP Operating LP:
5.375% 8/1/16	240,000	230,051
5.5% 10/1/12	369,000	385,082
5.75% 6/15/17	853,000	826,614
Post Apartment Homes LP:
5.45% 6/1/12	205,000	196,133
6.3% 6/1/13	362,000	354,003
Regency Centers LP:
4.95% 4/15/14	92,000	82,355
5.25% 8/1/15	322,000	289,371
5.875% 6/15/17	160,000	144,348
		2,507,957
Thrifts & Mortgage Finance - 0.7%
Bank of America Corp.:
4.9% 5/1/13	669,000	675,372
5.65% 5/1/18	1,125,000	1,087,811
7.375% 5/15/14	969,000	1,062,409
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Countrywide Financial Corp. 5.8% 6/7/12	$ 440,000	$ 456,542
Countrywide Home Loans, Inc. 4% 3/22/11	653,000	659,332
Independence Community Bank Corp.:
2.4169% 4/1/14 (i)	637,000	562,780
4.9% 9/23/10	256,000	264,320
		4,768,566
TOTAL FINANCIALS		109,474,286
HEALTH CARE - 0.8%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	446,000	492,553
Health Care Providers & Services - 0.3%
Coventry Health Care, Inc.:
5.95% 3/15/17	264,000	235,362
6.3% 8/15/14	546,000	497,628
Express Scripts, Inc.:
5.25% 6/15/12	505,000	535,679
6.25% 6/15/14	299,000	326,775
7.25% 6/15/19	194,000	224,979
		1,820,423
Pharmaceuticals - 0.4%
AstraZeneca PLC 6.45% 9/15/37	521,000	612,730
Merck & Co., Inc. 5% 6/30/19	348,000	367,860
Novartis Capital Corp. 4.125% 2/10/14	442,000	463,628
Roche Holdings, Inc. 5% 3/1/14 (d)	897,000	970,337
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	145,000	154,880
		2,569,435
TOTAL HEALTH CARE		4,882,411
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (d)	398,000	404,707
6.4% 12/15/11 (d)	124,000	132,914
Bombardier, Inc. 6.3% 5/1/14 (d)	1,181,000	1,092,425
		1,630,046
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - 0.9%
American Airlines, Inc. pass-thru trust certificates:
6.978% 10/1/12	$ 59,828	$ 57,435
7.024% 4/15/11	427,000	424,865
7.324% 4/15/11	375,000	375,000
7.858% 4/1/13	820,000	783,100
Continental Airlines, Inc.:
6.648% 3/15/19	465,261	400,124
6.82% 5/1/18	33,503	27,808
6.9% 7/2/19	129,386	112,566
7.056% 3/15/11	265,000	263,675
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	55,147	49,357
7.57% 11/18/10	2,400,000	2,340,000
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	329,172	253,463
8.36% 7/20/20	221,150	183,555
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	7,371	7,334
6.201% 3/1/10	4,699	4,628
6.602% 9/1/13	13,340	13,140
7.032% 4/1/12	172,627	170,900
7.186% 10/1/12	430,111	424,734
		5,891,684
Building Products - 0.1%
Masco Corp. 0.9388% 3/12/10 (i)	392,444	385,414
Industrial Conglomerates - 0.1%
Covidien International Finance SA:
5.15% 10/15/10	382,000	397,724
5.45% 10/15/12	93,000	101,361
6% 10/15/17	442,000	486,608
		985,693
Machinery - 0.0%
Atlas Copco AB 5.6% 5/22/17 (d)	92,000	93,716
TOTAL INDUSTRIALS		8,986,553
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Cisco Systems, Inc. 4.95% 2/15/19	$ 116,000	$ 121,069
Nokia Corp. 5.375% 5/15/19	536,000	561,751
		682,820
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	445,000	451,956
6% 10/1/12	585,000	605,244
6.55% 10/1/17	356,000	353,755
		1,410,955
Office Electronics - 0.0%
Xerox Corp. 5.5% 5/15/12	241,000	251,241
Semiconductors & Semiconductor Equipment - 0.1%
National Semiconductor Corp. 0.8794% 6/15/10 (i)	265,429	255,687
TOTAL INFORMATION TECHNOLOGY		2,600,703
MATERIALS - 1.6%
Chemicals - 0.6%
Dow Chemical Co.:
4.85% 8/15/12	1,265,000	1,295,676
7.6% 5/15/14	1,108,000	1,196,429
8.55% 5/15/19	769,000	837,637
E.I. du Pont de Nemours & Co. 5% 1/15/13	39,000	42,213
Lubrizol Corp. 8.875% 2/1/19	140,000	172,596
		3,544,551
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	277,000	271,901
Containers & Packaging - 0.1%
Pactiv Corp.:
5.875% 7/15/12	259,000	275,929
6.4% 1/15/18	264,000	261,057
		536,986
Metals & Mining - 0.9%
Anglo American Capital PLC:
9.375% 4/8/14 (d)	459,000	523,260
9.375% 4/8/19 (d)	630,000	737,100
BHP Billiton Financial USA Ltd.:
5.125% 3/29/12	298,000	313,130
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - continued
BHP Billiton Financial USA Ltd.: - continued
5.5% 4/1/14	$ 709,000	$ 771,972
6.5% 4/1/19	709,000	808,294
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	302,000	329,920
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	493,000	523,788
6.5% 7/15/18	939,000	1,010,874
8.95% 5/1/14	536,000	624,697
Vale Overseas Ltd. 6.25% 1/23/17	350,000	370,942
		6,013,977
TOTAL MATERIALS		10,367,415
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.3%
AT&T Broadband Corp. 8.375% 3/15/13	390,000	450,701
AT&T, Inc. 6.7% 11/15/13	177,000	200,485
British Telecommunications PLC 9.125% 12/15/10 (c)	410,000	441,729
Deutsche Telekom International Financial BV:
5.25% 7/22/13	370,000	394,152
6.75% 8/20/18	548,000	618,660
SBC Communications, Inc.:
5.1% 9/15/14	328,000	354,538
5.875% 2/1/12	412,000	444,269
5.875% 8/15/12	148,000	161,870
Telecom Italia Capital SA:
4% 1/15/10	738,000	743,398
4.95% 9/30/14	484,000	499,528
5.25% 10/1/15	395,000	409,735
6.999% 6/4/18	271,000	297,883
Telefonica Emisiones SAU:
0.8094% 2/4/13 (i)	363,000	354,961
6.421% 6/20/16	234,000	262,220
Telefonos de Mexico SA de CV 4.75% 1/27/10	937,000	946,370
Verizon Global Funding Corp. 7.25% 12/1/10	414,000	440,936
Verizon New England, Inc. 6.5% 9/15/11	134,000	144,339
Verizon New York, Inc. 6.875% 4/1/12	888,000	967,504
		8,133,278
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV 5.625% 11/15/17	$ 273,000	$ 273,756
Sprint Nextel Corp. 6% 12/1/16	172,000	144,480
Verizon Wireless Capital LLC:
5.55% 2/1/14 (d)	358,000	387,137
8.5% 11/15/18 (d)	140,000	176,345
Vodafone Group PLC:
5% 12/16/13	346,000	367,322
5.5% 6/15/11	417,000	442,582
7.75% 2/15/10	279,000	287,462
		2,079,084
TOTAL TELECOMMUNICATION SERVICES		10,212,362
UTILITIES - 3.9%
Electric Utilities - 2.3%
AmerenUE 6.4% 6/15/17	451,000	494,269
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	621,000	654,925
8.875% 11/15/18	140,000	176,042
Commonwealth Edison Co.:
5.4% 12/15/11	958,000	1,022,995
5.8% 3/15/18	975,000	1,049,591
EDP Finance BV:
5.375% 11/2/12 (d)	301,000	321,698
6% 2/2/18 (d)	1,525,000	1,644,799
Enel Finance International SA 5.7% 1/15/13 (d)	168,000	179,414
Exelon Corp.:
4.9% 6/15/15	483,000	490,497
6.75% 5/1/11	100,000	106,902
FirstEnergy Corp. 6.45% 11/15/11	298,000	325,565
FirstEnergy Solutions Corp.:
4.8% 2/15/15 (d)	160,000	163,535
6.05% 8/15/21 (d)	372,000	376,054
Illinois Power Co. 6.125% 11/15/17	62,000	65,146
Nevada Power Co.:
6.5% 5/15/18	2,962,000	3,228,225
6.5% 8/1/18	237,000	258,719
Oncor Electric Delivery Co. 6.375% 5/1/12	412,000	448,657
Oncor Electric Delivery Co. LLC 5.95% 9/1/13	546,000	590,387
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	122,480
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Pepco Holdings, Inc.:
4% 5/15/10	$ 337,000	$ 340,523
6.45% 8/15/12	563,000	598,977
PPL Capital Funding, Inc. 6.7% 3/30/67 (i)	900,000	702,000
Progress Energy, Inc. 7.1% 3/1/11	511,000	543,482
Sierra Pacific Power Co. 5.45% 9/1/13	235,000	246,227
West Penn Power Co. 5.95% 12/15/17 (d)	47,000	48,700
Wisconsin Electric Power Co. 6.25% 12/1/15	454,000	515,553
		14,715,362
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	67,000	68,635
Texas Eastern Transmission Corp. 7.3% 12/1/10	468,000	482,016
		550,651
Independent Power Producers & Energy Traders - 0.6%
Constellation Energy Group, Inc. 7% 4/1/12	973,000	1,044,373
Duke Capital LLC 5.668% 8/15/14	310,000	323,320
Exelon Generation Co. LLC 5.35% 1/15/14	231,000	241,580
PPL Energy Supply LLC:
6.3% 7/15/13	1,500,000	1,600,770
6.5% 5/1/18	649,000	683,995
		3,894,038
Multi-Utilities - 0.9%
Dominion Resources, Inc.:
4.75% 12/15/10	593,000	611,402
5.2% 8/15/19	652,000	672,371
6.3% 9/30/66 (i)	602,000	439,460
7.5% 6/30/66 (i)	769,000	630,580
DTE Energy Co. 7.05% 6/1/11	148,000	157,245
KeySpan Corp. 7.625% 11/15/10	75,000	79,209
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	441,000	478,323
National Grid PLC 6.3% 8/1/16	223,000	241,091
NiSource Finance Corp.:
5.25% 9/15/17	402,000	373,501
5.4% 7/15/14	203,000	203,147
5.45% 9/15/20	43,000	38,978
6.4% 3/15/18	200,000	201,007
7.875% 11/15/10	154,000	161,960
10.75% 3/15/16	324,000	379,462
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	$ 931,000	$ 735,490
WPS Resources Corp. 6.11% 12/1/66 (i)	133,000	97,090
		5,500,316
TOTAL UTILITIES		24,660,367
TOTAL NONCONVERTIBLE BONDS (Cost $208,138,374)		223,190,840
U.S. Government and Government Agency Obligations - 18.6%

U.S. Government Agency Obligations - 6.6%
Fannie Mae:
2.5% 5/15/14	9,250,000	9,198,894
4.375% 7/17/13	3,637,000	3,915,263
5% 2/16/12	19,286,000	20,913,256
Federal Home Loan Bank 1.75% 8/22/12	6,270,000	6,254,870
Freddie Mac 2.125% 3/23/12	1,754,000	1,779,628
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		42,061,911
U.S. Treasury Inflation Protected Obligations - 7.1%
U.S. Treasury Inflation-Indexed Notes:
1.375% 7/15/18	4,699,859	4,551,522
2% 1/15/14 (g)	9,835,560	10,019,977
2% 7/15/14	22,307,415	22,760,526
2.625% 7/15/17	7,803,150	8,303,035
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		45,635,060
U.S. Treasury Obligations - 4.6%
U.S. Treasury Notes:
1.75% 3/31/14	550,000	538,484
3.75% 11/15/18	8,850,000	9,087,844
4% 8/15/18	18,750,000	19,634,775
TOTAL U.S. TREASURY OBLIGATIONS		29,261,103
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - 0.3%
Bank of America Corp. 2.1% 4/30/12 (FDIC Guaranteed) (e)	$ 520,000	$ 525,581
Citigroup Funding, Inc. 2.25% 12/10/12 (FDIC Guaranteed) (e)	1,710,000	1,727,035
TOTAL OTHER GOVERNMENT RELATED		2,252,616
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $118,207,181)		119,210,690
U.S. Government Agency - Mortgage Securities - 12.5%

Fannie Mae - 6.3%
2.788% 7/1/34 (i)	146,437	149,964
2.805% 7/1/35 (i)	300,541	308,526
2.87% 6/1/34 (i)	331,782	338,829
3.206% 4/1/36 (i)	2,082,629	2,126,676
3.281% 10/1/33 (i)	26,150	26,618
3.283% 3/1/35 (i)	45,643	46,650
3.321% 9/1/34 (i)	673,712	692,871
3.572% 2/1/33 (i)	72,754	74,041
3.6% 10/1/33 (i)	74,891	76,077
3.668% 7/1/35 (i)	30,402	30,961
3.697% 7/1/35 (i)	264,362	272,864
3.828% 7/1/35 (i)	223,255	229,012
4% 8/1/18	1,530,393	1,584,087
4.046% 3/1/35 (i)	14,680	14,989
4.131% 7/1/34 (i)	1,655,441	1,701,467
4.209% 11/1/36 (i)	471,028	487,852
4.25% 7/1/34 (i)	35,181	36,230
4.275% 6/1/36 (i)	88,891	92,259
4.285% 12/1/33 (i)	2,661,463	2,745,502
4.299% 3/1/33 (i)	31,940	32,918
4.344% 3/1/34 (i)	72,904	75,110
4.425% 3/1/35 (i)	120,118	123,713
4.456% 10/1/35 (i)	175,218	179,622
4.461% 5/1/35 (i)	159,003	163,362
4.477% 3/1/35 (i)	261,323	268,958
4.5% 9/17/24 (f)	500,000	513,874
4.5% 8/1/33 to 3/1/35	872,310	881,778
4.534% 10/1/33 (i)	75,374	77,116
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.62% 9/1/35 (i)	$ 1,403,097	$ 1,448,756
4.643% 7/1/35 (i)	366,502	379,918
4.654% 2/1/35 (i)	1,860,294	1,911,392
4.666% 11/1/36 (i)	500,691	520,092
4.744% 2/1/34 (i)	22,139	22,917
4.807% 1/1/35 (i)	985,277	1,008,492
4.925% 7/1/35 (i)	2,092,505	2,154,698
4.996% 4/1/35 (i)	1,380,919	1,423,370
5.185% 3/1/35 (i)	45,423	46,516
5.197% 5/1/35 (i)	997,318	1,029,380
5.301% 12/1/34 (i)	105,081	107,257
5.5% 8/1/14 to 12/1/14	901,945	957,217
5.5% 9/17/24 (f)	1,000,000	1,051,929
5.564% 7/1/37 (i)	222,451	232,970
5.82% 7/1/46 (i)	2,881,900	3,030,595
5.821% 3/1/36 (i)	983,404	1,037,567
6% 5/1/16 to 2/1/37	1,784,992	1,892,029
6% 9/14/39 (f)	1,000,000	1,051,874
6.004% 4/1/36 (i)	169,201	178,317
6.319% 4/1/36 (i)	182,738	194,045
6.5% 12/1/13 to 3/1/35	5,102,239	5,493,460
7% 11/1/11 to 6/1/33	1,096,053	1,201,527
7.5% 8/1/17 to 3/1/28	374,995	411,612
8.5% 5/1/21 to 9/1/25	65,040	72,068
9.5% 2/1/25	10,296	11,344
10.5% 8/1/20	13,663	16,048
11% 8/1/15	5,156	5,267
12.5% 12/1/13 to 4/1/15	7,215	8,461
TOTAL FANNIE MAE		40,251,044
Freddie Mac - 1.6%
3.156% 2/1/34 (i)	80,928	82,701
3.478% 3/1/35 (i)	228,429	234,751
3.862% 1/1/35 (i)	151,225	155,482
4.035% 6/1/35 (i)	120,166	124,829
4.5% 5/1/35 (i)	785,540	809,301
5% 3/1/19	3,876,156	4,097,028
5% 9/14/39 (f)	1,000,000	1,026,102
5.145% 4/1/35 (i)	564,289	582,706
5.31% 3/1/33 (i)	13,798	14,222
5.379% 1/1/34 (i)	548,796	567,647
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5.522% 1/1/36 (i)	$ 641,738	$ 672,793
5.669% 10/1/35 (i)	150,988	159,716
5.919% 6/1/36 (i)	407,082	426,367
6.103% 6/1/36 (i)	200,744	210,269
6.602% 1/1/37 (i)	1,079,443	1,141,925
8.5% 9/1/24 to 8/1/27	53,949	60,358
11.5% 10/1/15	3,512	3,987
11.75% 10/1/10	681	689
TOTAL FREDDIE MAC		10,370,873
Government National Mortgage Association - 4.6%
5.5% 9/1/39 (f)	11,000,000	11,482,811
5.5% 9/21/39 (f)	11,000,000	11,482,811
5.5% 9/21/39 (f)	6,000,000	6,263,351
7% 7/15/28 to 11/15/28	260,323	284,047
7.5% 2/15/28 to 10/15/28	4,768	5,253
8% 6/15/24 to 10/15/24	5,117	5,642
8.5% 5/15/17 to 10/15/21	69,122	77,438
11% 7/20/19 to 8/20/19	3,474	4,110
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		29,605,463
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $78,407,052)		80,227,380
Asset-Backed Securities - 3.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7356% 4/25/35 (i)	155,386	82,461
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.0156% 7/25/36 (i)	95,000	177
Class M8, 1.1156% 7/25/36 (i)	4,218	5
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.7656% 2/25/34 (i)	29,938	27,314
Class M2, 1.3656% 2/25/34 (i)	60,000	23,818
Series 2005-HE2 Class M2, 0.7156% 4/25/35 (i)	29,895	25,877
Series 2005-SD1 Class A1, 0.6656% 11/25/50 (i)	2,946	2,741
Series 2006-HE2:
Class M3, 0.6056% 5/25/36 (i)	41,322	736
Class M4, 0.6656% 5/25/36 (i)	12,393	193
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp. Home Equity Loan Trust: - continued
Series 2006-OP1:
Class M4, 0.6356% 4/25/36 (i)	$ 19,400	$ 530
Class M5, 0.6556% 4/25/36 (i)	18,430	367
Advanta Business Card Master Trust:
Series 2005-A2 Class A2, 0.4025% 5/20/13 (i)	496,089	476,246
Series 2006-A6 Class A6, 0.3025% 9/20/13 (i)	231,508	222,248
Series 2006-A7 Class A7, 0.2925% 10/20/12 (i)	227,099	218,015
Series 2006-C1 Class C1, 0.7525% 10/20/14 (i)	62,000	1,860
Series 2007-A4 Class A4, 0.3025% 4/22/13 (i)	205,601	197,377
Series 2007-D1 Class D, 1.6725% 1/22/13 (d)(i)	1,065,000	21,300
ALG Student Loan Trust I Series 2006-1 Class A1, 1.0825% 10/28/18 (d)(i)	74,138	73,972
AmeriCredit Automobile Receivables Trust:
Series 2005-DA Class A4, 5.02% 11/6/12	28,844	29,125
Series 2006-1 Class B1, 5.2% 3/6/11	11,000	11,004
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1 Class D, 5.62% 9/30/14	128,000	70,400
Series 2007-2M Class A3, 5.22% 4/8/10	46,405	47,184
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9656% 12/25/33 (i)	13,774	9,928
Series 2004-R11 Class M1, 0.9256% 11/25/34 (i)	65,222	30,184
Series 2004-R2 Class M3, 0.8156% 4/25/34 (i)	17,821	7,399
Series 2005-R2 Class M1, 0.7156% 4/25/35 (i)	176,341	124,935
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6556% 3/1/34 (i)	4,092	1,054
Series 2004-W11 Class M2, 0.9656% 11/25/34 (i)	63,962	26,595
Series 2004-W7:
Class M1, 0.8156% 5/25/34 (i)	185,706	89,543
Class M2, 0.8656% 5/25/34 (i)	155,170	109,244
Series 2006-W4 Class A2C, 0.4256% 5/25/36 (i)	176,909	53,897
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.0456% 10/25/36 (i)	116,236	1,862
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.8156% 4/25/34 (i)	228,192	120,782
Series 2004-HE6 Class A2, 0.6256% 6/25/34 (i)	35,610	18,204
Series 2006-HE2 Class M1, 0.6356% 3/25/36 (i)	33,000	1,026
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (b)(d)(i)	842,000	0
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.3528% 3/15/12 (i)	293,000	292,337
Asset-Backed Securities - continued
	Principal Amount	Value
Bear Stearns Asset Backed Securities I Trust:
Series 2005-3 Class A1, 0.7156% 9/25/35 (i)	$ 10,467	$ 7,726
Series 2005-HE2 Class M2, 1.0156% 2/25/35 (i)	427,000	178,109
BMW Floorplan Master Owner Trust Series 2006-1A Class B, 0.3628% 9/17/11 (d)(i)	46,000	45,944
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	218,220	192,033
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.6175% 12/26/24 (i)	196,032	183,141
C-BASS Trust Series 2006-CB7 Class A2, 0.3256% 10/25/36 (i)	66,101	60,065
Capital Auto Receivables Asset Trust:
Series 2006-1 Class B, 5.26% 10/15/10	79,204	79,527
Series 2006-2:
Class B, 5.07% 12/15/11	277,000	280,708
Class C, 5.31% 6/15/12	203,000	197,917
Series 2007-1 Class C, 5.38% 11/15/12	72,000	57,934
Series 2007-SN1 Class D, 6.05% 1/17/12	35,000	32,375
Capital One Auto Finance Trust:
Series 2005-BSS Class D, 4.8% 9/15/12	150,000	150,132
Series 2006-C:
Class A3A, 5.07% 7/15/11	3,688	3,688
Class A3B, 0.2828% 7/15/11 (i)	6,399	6,379
Series 2007-B Class A3A, 5.03% 4/15/12	93,026	93,975
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.5628% 4/15/13 (d)(i)	331,468	318,685
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7225% 7/20/39 (d)(i)	52,147	10,429
Class B, 1.0225% 7/20/39 (d)(i)	30,070	3,608
Class C, 1.3725% 7/20/39 (d)(i)	38,684	3,095
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	105,000	94,500
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5656% 7/25/36 (i)	130,038	4,531
Series 2006-NC2 Class M7, 1.1156% 6/25/36 (i)	48,500	888
Series 2006-NC3 Class M10, 2.2656% 8/25/36 (d)(i)	215,000	3,626
Series 2006-NC4 Class M1, 0.5656% 10/25/36 (i)	28,000	944
Series 2006-RFC1 Class M9, 2.1356% 5/25/36 (i)	21,243	524
Series 2007-RFC1 Class A3, 0.4056% 12/25/36 (i)	205,465	54,047
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4525% 5/20/17 (d)(i)	25,216	20,238
Series 2005-1A Class A1, 4.67% 5/20/17 (d)	86,987	68,025
Asset-Backed Securities - continued
	Principal Amount	Value
Chase Issuance Trust Series 2004-3 Class C, 0.7428% 6/15/12 (i)	$ 45,000	$ 44,806
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	28,133	25,086
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5356% 5/25/37 (i)	87,242	2,787
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3856% 1/25/37 (i)	779	773
Series 2007-11 Class 2A1, 0.3256% 6/25/47 (i)	20,050	18,999
Series 2007-4 Class A1A, 0.3856% 9/25/37 (i)	117,083	110,032
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	37,648	4
Countrywide Home Loans, Inc.:
Series 2004-3:
Class M1, 0.7656% 6/25/34 (i)	111,408	61,107
Class M4, 1.2356% 4/25/34 (i)	18,217	9,261
Series 2004-4 Class M2, 0.7956% 6/25/34 (i)	50,135	32,150
Series 2005-3 Class MV1, 0.6856% 8/25/35 (i)	173,936	158,214
Series 2005-AB1 Class A2, 0.4756% 8/25/35 (i)	30,808	28,243
CPS Auto Receivables Trust:
Series 2006-D:
Class A3, 5.157% 5/15/11 (d)	6,748	6,751
Class A4, 5.115% 8/15/13 (d)	115,000	112,715
Series 2007-B Class A3, 5.47% 11/15/11 (d)	45,751	45,896
Series 2007-C Class A3, 5.43% 5/15/12 (d)	36,759	36,747
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (d)	536,000	469,338
Discover Card Master Trust I Series 2007-1 Class B, 0.3728% 8/15/12 (i)	248,000	243,409
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (d)	232,955	230,196
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6603% 5/28/35 (i)	4,436	2,464
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4406% 8/25/34 (i)	33,155	6,674
Series 2006-3 Class 2A3, 0.4256% 11/25/36 (i)	581,111	176,592
First Franklin Mortgage Loan Trust:
Series 2006-FF12 Class A2, 0.3056% 9/25/36 (i)	25,829	25,137
Series 2006-FF5 Class 2A2, 0.3756% 4/25/36 (i)	12,221	11,794
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (d)	850,000	789,572
Series 2006-C:
Class B, 5.3% 6/15/12	78,000	78,875
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Auto Owner Trust: - continued
Series 2006-C:
Class D, 6.89% 5/15/13 (d)	$ 439,000	$ 382,279
Series 2007-A Class D, 7.05% 12/15/13 (d)	310,000	272,837
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.8228% 6/15/13 (i)	88,095	57,262
Franklin Auto Trust:
Series 2006-1:
Class B, 5.14% 7/21/14	9,000	7,278
Class C, 5.41% 7/21/14	79,000	39,500
Series 2007-1:
Class A4, 5.03% 2/16/15	62,000	63,792
Class C, 5.43% 2/16/15	77,000	36,642
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 0.9406% 2/25/34 (i)	8,218	3,704
Class M2, 1.0156% 2/25/34 (i)	14,046	10,893
Series 2005-A:
Class M3, 0.7556% 1/25/35 (i)	81,136	18,985
Class M4, 0.9456% 1/25/35 (i)	41,438	7,591
Series 2006-A Class M4, 0.6656% 5/25/36 (i)	16,242	155
Series 2006-D Class M1, 0.4956% 11/25/36 (i)	40,000	617
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0413% 9/25/30 (d)(i)	335,000	250,622
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	308,798	247,038
GE Business Loan Trust:
Series 2003-1 Class A, 0.7028% 4/15/31 (d)(i)	39,343	26,360
Series 2006-2A:
Class A, 0.4528% 11/15/34 (d)(i)	294,140	176,484
Class B, 0.5528% 11/15/34 (d)(i)	106,723	30,950
Class C, 0.6528% 11/15/34 (d)(i)	176,137	38,750
Class D, 1.0228% 11/15/34 (d)(i)	66,811	10,690
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.3828% 9/17/12 (i)	101,000	97,970
Class C, 0.5128% 9/17/12 (i)	78,000	73,320
Series 2007-1 Class C, 0.5428% 3/15/13 (i)	406,000	371,924
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4228% 9/15/17 (i)	137,000	110,981
Goal Capital Funding Trust Series 2007-1 Class C1, 1.0075% 6/25/42 (i)	92,000	55,200
GS Auto Loan Trust:
Series 2006-1 Class D, 6.25% 1/15/14 (d)	157,012	133,460
Asset-Backed Securities - continued
	Principal Amount	Value
GS Auto Loan Trust: - continued
Series 2007-1:
Class B, 5.53% 12/15/14	$ 12,178	$ 10,585
Class C, 5.74% 12/15/14	25,696	20,557
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (d)(i)	105,604	7,812
Class M1, 0.9156% 6/25/34 (i)	253,008	133,330
Series 2007-HE1 Class M1, 0.5156% 3/25/47 (i)	100,732	3,887
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.6056% 11/25/34 (i)	1,357	595
Series 2005-MTR1 Class A1, 0.4056% 10/25/35 (i)	6,716	6,643
Series 2006-FM1 Class M3, 0.6156% 4/25/36 (i)	49,160	510
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3456% 5/25/30 (d)(i)	75,229	11,284
Series 2006-3:
Class B, 0.6656% 9/25/46 (d)(i)	74,651	11,198
Class C, 0.8156% 9/25/46 (d)(i)	174,018	17,402
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.1456% 2/25/33 (i)	34	8
Series 2003-2 Class M1, 1.5856% 8/25/33 (i)	63,799	31,073
Series 2003-3 Class M1, 1.5556% 8/25/33 (i)	77,089	37,171
Series 2003-5 Class A2, 0.9656% 12/25/33 (i)	2,817	1,027
Series 2003-7 Class A2, 1.0256% 3/25/34 (i)	142	55
Series 2004-3 Class M2, 1.9656% 8/25/34 (i)	34,241	19,822
Series 2004-7 Class A3, 0.6556% 1/25/35 (i)	52	31
Series 2005-5 Class 2A2, 0.5156% 11/25/35 (i)	23,276	21,904
Series 2006-1 Class 2A3, 0.4906% 4/25/36 (i)	312,765	287,644
Series 2006-8 Class 2A1, 0.3156% 3/25/37 (i)	2,626	2,425
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.4128% 6/15/12 (i)	192,000	190,679
HSBC Home Equity Loan Trust Series 2006-2:
Class M1, 0.5425% 3/20/36 (i)	49,661	28,568
Class M2, 0.5625% 3/20/36 (i)	82,930	40,229
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4556% 1/25/37 (i)	141,116	41,450
Hyundai Auto Receivables Trust Series 2006-1:
Class B, 5.29% 11/15/12	16,220	16,316
Class C, 5.34% 11/15/12	21,156	21,480
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5656% 7/25/36 (i)	25,000	499
Series 2007-CH1:
Class AV4, 0.3956% 11/25/36 (i)	176,698	79,417
Asset-Backed Securities - continued
	Principal Amount	Value
JPMorgan Mortgage Acquisition Trust: - continued
Series 2007-CH1:
Class MV1, 0.4956% 11/25/36 (i)	$ 143,100	$ 14,648
Series 2007-CH3 Class M1, 0.5656% 3/25/37 (i)	71,000	2,448
Keycorp Student Loan Trust:
Series 1999-A Class A2, 1.5575% 12/27/09 (i)	86,476	68,702
Series 2006-A:
Class 2A1, 1.2575% 9/27/21 (i)	43,549	43,212
Class 2C, 2.3775% 3/27/42 (i)	392,000	63,894
Lancer Funding Ltd. Series 2006-1A Class A3, 2.2775% 4/6/46 (d)(i)	31,100	3
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	420,000	386,384
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M2, 1.3456% 6/25/34 (i)	38,358	29,451
Series 2006-8 Class 2A1, 0.3056% 9/25/36 (i)	3,121	3,088
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (d)	3,140	1,727
Class C, 5.691% 10/20/28 (d)	1,570	785
Class D, 6.01% 10/20/28 (d)	16,878	7,595
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5256% 10/25/36 (i)	63,216	1,726
Series 2007-HE1 Class M1, 0.5656% 5/25/37 (i)	89,453	3,131
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0156% 7/25/34 (i)	27,692	12,256
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13	51,888	49,364
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9156% 7/25/34 (i)	114,930	81,500
Series 2006-FM1 Class A2B, 0.3756% 4/25/37 (i)	247,590	180,129
Series 2006-MLN1 Class A2A, 0.3356% 7/25/37 (i)	9,590	9,143
Series 2006-OPT1 Class A1A, 0.5256% 6/25/35 (i)	366,658	180,074
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6056% 8/25/34 (i)	4,895	1,022
Series 2005-HE1 Class M2, 0.7356% 12/25/34 (i)	55,600	37,250
Series 2005-HE2 Class M1, 0.6656% 1/25/35 (i)	50,304	19,106
Series 2005-NC1 Class M1, 0.7056% 1/25/35 (i)	45,571	18,213
Series 2005-NC2 Class B1, 1.4356% 3/25/35 (i)	47,458	7,466
Series 2006-HE6 Class A2A, 0.3056% 9/25/36 (i)	20,402	19,993
Series 2006-NC4 Class M4, 0.6156% 6/25/36 (i)	36,507	196
Series 2007-HE2 Class M1, 0.5156% 1/25/37 (i)	33,000	609
Morgan Stanley Dean Witter Capital I Trust Series 2002-NC3 Class A3, 0.9456% 8/25/32 (i)	2,948	625
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.3656% 4/25/37 (i)	$ 40,299	$ 32,901
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 0.3156% 11/25/36 (i)	2,362	2,224
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (d)(i)(k)	543,000	48,870
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (k)	511,100	102,220
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (k)	403,000	11,083
Series 2006-1 Class AIO, 5.5% 4/25/11 (k)	58,000	3,770
Series 2006-2 Class AIO, 6% 8/25/11 (k)	29,000	2,755
Series 2006-3:
Class A1, 0.2956% 9/25/19 (i)	59,731	58,919
Class AIO, 7.1% 1/25/12 (k)	46,000	6,401
Series 2006-4:
Class A1, 0.2956% 3/25/25 (i)	87,630	84,109
Class AIO, 6.35% 2/27/12 (k)	147,000	19,295
Class D, 1.3656% 5/25/32 (i)	300,000	7,183
Series 2007-1 Class AIO, 7.27% 4/25/12 (k)	198,000	32,822
Series 2007-2 Class AIO, 6.7% 7/25/12 (k)	168,000	26,855
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7756% 9/25/35 (i)	162,650	32,564
Series 2005-D Class M2, 0.7356% 2/25/36 (i)	99,892	6,027
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3856% 3/25/36 (i)	41,611	39,733
NovaStar Mortgage Funding Trust Series 2006-6 Class A2A, 0.3356% 1/25/37 (i)	2,427	2,371
Ocala Funding LLC:
Series 2005-1A Class A, 1.7725% 3/20/10 (d)(i)	64,000	24,960
Series 2006-1A Class A, 1.6725% 3/20/11 (d)(i)	134,000	49,580
Option One Mortgage Loan Trust:
Series 2004-3 Class M3, 0.9156% 11/25/34 (i)	39,207	30,827
Series 2007-5 Class 2A1, 0.3556% 5/25/37 (i)	6,040	5,588
Series 2007-6 Class 2A1, 0.3256% 7/25/37 (i)	8,084	7,527
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 0.9456% 9/25/34 (i)	31,738	22,439
Class M3, 1.5156% 9/25/34 (i)	60,741	15,993
Class M4, 1.7156% 9/25/34 (i)	77,891	11,225
Series 2004-WCW2 Class M3, 0.8156% 7/25/35 (i)	45,668	6,765
Series 2005-WCH1:
Class M2, 0.7856% 1/25/35 (i)	308,921	203,204
Class M3, 0.8256% 1/25/35 (i)	54,533	28,398
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc.: - continued
Series 2005-WCH1:
Class M4, 1.0956% 1/25/35 (i)	$ 126,217	$ 20,518
Series 2005-WHQ2:
Class M7, 1.5156% 5/25/35 (i)	456,374	8,252
Class M9, 2.1456% 5/25/35 (i)	67,415	367
Providian Master Note Trust Series 2006-C1A Class C1, 0.8228% 3/16/15 (d)(i)	400,093	362,369
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (d)	66,000	51,666
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4956% 12/25/36 (i)	64,000	1,626
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0656% 4/25/33 (i)	582	258
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0606% 3/25/35 (i)	215,000	106,976
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9856% 1/25/36 (i)	12,000	179
Series 2006-FR4 Class A2A, 0.3456% 8/25/36 (i)	10,143	5,118
Series 2007-NC1 Class A2A, 0.3156% 12/25/36 (i)	6,363	5,717
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4225% 3/20/19 (d)(i)	132,265	109,672
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.5794% 6/15/33 (i)	145,000	29,000
Specialty Underwriting & Residential Finance Trust:
Series 2003-BC3 Class M2, 2.6656% 8/25/34 (i)	20,440	13,242
Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)	81,826	818
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4156% 9/25/34 (i)	9,568	1,435
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.6256% 2/25/34 (i)	11,755	6,254
Series 2007-GEL1 Class A2, 0.4556% 1/25/37 (d)(i)	112,147	29,917
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3556% 6/25/37 (i)	38,449	30,929
Superior Wholesale Inventory Financing Trust Series 2007-AE1:
Class A, 0.3728% 1/15/12 (i)	120,000	118,063
Class B, 0.5728% 1/15/12 (i)	98,000	92,187
Class C, 0.8728% 1/15/12 (i)	159,000	130,380
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	181,899	155,184
Asset-Backed Securities - continued
	Principal Amount	Value
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.3728% 6/15/12 (i)	$ 412,000	$ 397,580
Class B, 0.4928% 6/15/12 (i)	53,000	49,025
Class C, 0.7728% 6/15/12 (i)	32,000	22,400
Series 2007-2 Class A, 0.9228% 10/15/12 (i)	357,000	340,489
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 1.1256% 9/25/34 (i)	2,472	843
Series 2003-6HE Class A1, 0.7356% 11/25/33 (i)	4,157	1,602
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 1.1375% 4/6/42 (d)(i)	304,000	15,200
Triad Auto Receivables Owner Trust:
Series 2006-C Class A4, 5.31% 5/13/13	99,000	97,891
Series 2007-A Class A3, 5.28% 2/13/12	219,375	221,104
Turquoise Card Backed Securities PLC:
Series 2006-2:
Class B, 0.4228% 10/17/11 (i)	490,000	471,611
Class C, 0.6228% 10/17/11 (i)	556,776	521,885
Series 2007-1 Class C, 0.6428% 6/15/12 (i)	313,225	234,919
Volkswagen Auto Lease Trust Series 2009-A Class A3, 3.41% 4/16/12	1,200,000	1,229,906
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (d)	121,868	124,491
Series 2006-2A:
Class B, 5.29% 6/20/12 (d)	51,000	52,487
Class D, 5.54% 12/20/12 (d)	73,000	65,983
Class E, 7.05% 5/20/14 (d)	716,000	582,809
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	75,976	8
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6456% 10/25/36 (i)	68,715	1,160
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7728% 8/15/15 (d)(i)	788,019	694,039
Series 2007-A4A Class A4, 5.2% 10/15/14 (d)	791,000	819,988
Series 2007-A5A Class A5, 1.0228% 10/15/14 (d)(i)	120,000	119,400
Series 2007-C1 Class C1, 0.6728% 5/15/14 (d)(i)	492,028	479,502
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(d)	646	0
Whinstone Capital Management Ltd. Series 1A Class B3, 1.4038% 10/25/44 (d)(i)	203,978	24,477
TOTAL ASSET-BACKED SECURITIES (Cost $21,367,981)		20,888,514
Collateralized Mortgage Obligations - 3.8%
	Principal Amount	Value
Private Sponsor - 1.6%
Arkle Master Issuer PLC floater Series 2006-2A:
Class 2B, 0.56% 2/17/52 (d)(i)	$ 337,000	$ 329,023
Class 2M, 0.64% 2/17/52 (d)(i)	229,000	220,582
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.94% 4/12/56 (d)(i)	162,551	105,658
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6986% 4/10/49 (i)	12,000	2,526
Class C, 5.6986% 4/10/49 (i)	32,000	5,770
Class D, 5.6986% 4/10/49 (i)	16,000	2,563
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 5.2037% 12/25/33 (i)	10,215	7,853
Series 2003-L Class 2A1, 5.2191% 1/25/34 (i)	200,467	171,391
Series 2004-1 Class 2A2, 4.6617% 10/25/34 (i)	152,887	128,785
Series 2004-A Class 2A2, 5.4508% 2/25/34 (i)	47,527	40,745
Series 2004-B:
Class 1A1, 4.6868% 3/25/34 (i)	19,805	15,275
Class 2A2, 4.5749% 3/25/34 (i)	131,528	111,787
Series 2004-C Class 1A1, 4.097% 4/25/34 (i)	21,608	17,841
Series 2004-D:
Class 1A1, 3.8783% 5/25/34 (i)	37,153	28,618
Class 2A2, 3.8898% 5/25/34 (i)	319,221	269,755
Series 2004-G Class 2A7, 4.2585% 8/25/34 (i)	272,071	231,851
Series 2004-H Class 2A1, 4.469% 9/25/34 (i)	257,119	211,878
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5456% 1/25/35 (i)	237,062	183,925
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4243% 10/12/41 (d)(i)(k)	604,364	8,034
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.6804% 2/25/37 (i)	146,977	127,616
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.2986% 12/10/49 (i)	216,000	213,183
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (i)	241,000	33,740
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7728% 7/16/34 (d)(i)	216,000	182,265
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6656% 5/25/33 (i)	4,104	4,061
Countrywide Home Loans, Inc. Series 2005-HYB3 Class 2A6B, 4.3939% 6/20/35 (i)	75,000	30,288
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2005-2 Class 6M2, 0.7456% 6/25/35 (i)	$ 126,140	$ 8,829
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR7 Class 6A2, 1.0256% 8/25/34 (i)	2,896	1,584
Series 2004-AR8 Class 8A2, 1.0256% 9/25/34 (i)	1,983	1,323
Series 2007-AR7 Class 2A1, 3.934% 11/25/34 (i)	356,291	297,224
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.4256% 3/25/37 (i)	293,531	105,336
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3688% 9/19/36 (i)	35,595	32,657
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 1.4488% 12/25/34 (i)	4,537	2,228
Fosse Master Issuer PLC:
floater Series 2006-1A:
Class B2, 0.67% 10/18/54 (d)(i)	404,000	321,342
Class C2, 0.98% 10/18/54 (d)(i)	135,000	87,750
Class M2, 0.76% 10/18/54 (d)(i)	232,000	159,013
Series 2007-1A Class C2, 1.06% 10/18/54 (d)(i)	40,000	34,431
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.895% 11/20/56 (d)(i)	379,000	265,300
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.98% 10/11/41 (d)(i)	355,000	284,000
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8225% 12/20/54 (i)	25,291	3,794
Series 2006-1A Class C2, 0.8725% 12/20/54 (d)(i)	578,000	86,700
Series 2006-2 Class C1, 0.7425% 12/20/54 (i)	463,000	55,560
Series 2006-3 Class C2, 0.7725% 12/20/54 (i)	128,000	15,360
Series 2006-4:
Class B1, 0.3625% 12/20/54 (i)	521,000	182,350
Class C1, 0.6525% 12/20/54 (i)	319,000	47,850
Class M1, 0.4425% 12/20/54 (i)	137,000	24,660
Series 2007-1:
Class 1C1, 0.5725% 12/20/54 (i)	258,000	30,960
Class 1M1, 0.4225% 12/20/54 (i)	172,000	30,960
Class 2C1, 0.7025% 12/20/54 (i)	117,000	14,040
Class 2M1, 0.5225% 12/20/54 (i)	222,000	39,960
Series 2007-2 Class 2C1, 0.7028% 12/17/54 (i)	308,000	46,200
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.96% 1/20/44 (i)	36,767	4,637
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.8216% 4/25/35 (i)	$ 25,221	$ 16,993
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5088% 5/19/35 (i)	35,355	18,695
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 0.8994% 7/15/40 (d)(i)	105,000	97,902
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.0056% 3/25/35 (i)	19,870	6,545
Series 2005-1 Class M4, 1.0156% 4/25/35 (i)	2,858	277
Series 2005-3 Class A1, 0.5056% 8/25/35 (i)	49,874	23,219
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (i)	28,102	28,958
Class A3, 5.447% 6/12/47 (i)	410,000	362,823
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 4.3385% 12/25/34 (i)	185,821	161,574
Series 2006-A2 Class 5A1, 5.0559% 11/25/33 (i)	259,443	227,911
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49	97,000	84,267
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6544% 9/26/45 (d)(i)	37,254	17,384
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.5356% 2/25/35 (i)	4,839	2,718
Series 2007-3 Class 22A2, 0.4756% 5/25/47 (i)	121,591	41,783
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	72,849	53,803
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4956% 10/25/36 (i)	68,000	1,069
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4356% 2/25/37 (i)	194,733	86,014
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4428% 6/15/22 (d)(i)	28,707	16,160
Class C, 0.4628% 6/15/22 (d)(i)	181,170	76,091
Class D, 0.4728% 6/15/22 (d)(i)	69,853	19,559
Class E, 0.4828% 6/15/22 (d)(i)	111,337	24,494
Class F, 0.5128% 6/15/22 (d)(i)	177,078	35,416
Class G, 0.5828% 6/15/22 (d)(i)	41,484	6,637
Class H, 0.6028% 6/15/22 (d)(i)	83,046	11,626
Class J, 0.6428% 6/15/22 (d)(i)	97,221	11,667
Merrill Lynch Mortgage Investors Trust floater:
Series 2005-B Class A2, 1.4% 7/25/30 (i)	64,334	46,255
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust floater: - continued
Series 2006-MLN1 Class M4, 0.6256% 7/25/37 (i)	$ 89,480	$ 363
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (i)	925,000	891,498
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5556% 7/25/35 (i)	251,512	168,644
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5656% 3/25/37 (i)	277,584	12,291
Permanent Financing No. 8 PLC floater Class 3C, 1.17% 6/10/42 (i)	258,000	203,288
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 0.9094% 7/17/42 (i)	59,519	44,639
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.2156% 10/25/35 (i)	644,394	504,385
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.6256% 7/10/35 (d)(i)	301,323	153,656
Class B6, 3.1256% 7/10/35 (d)(i)	501,282	232,996
Series 2004-A:
Class B4, 1.4756% 2/10/36 (d)(i)	86,552	34,759
Class B5, 1.9756% 2/10/36 (d)(i)	57,696	21,671
Series 2004-B:
Class B4, 1.3756% 2/10/36 (d)(i)	71,525	22,952
Class B5, 1.8256% 2/10/36 (d)(i)	51,729	14,976
Class B6, 2.2756% 2/10/36 (d)(i)	18,856	4,655
Series 2004-C:
Class B4, 1.2256% 9/10/36 (d)(i)	94,739	31,188
Class B5, 1.6256% 9/10/36 (d)(i)	104,550	30,184
Class B6, 2.0256% 9/10/36 (d)(i)	18,987	4,338
Residential Asset Mortgage Products, Inc.:
sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	161,817	143,167
Series 2004-SL3 Class A1, 7% 8/25/16	16,597	14,690
Series 2005-AR5 Class 1A1, 4.3273% 9/19/35 (i)	27,595	17,431
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7156% 6/25/33 (d)(i)	49,642	35,163
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.3656% 2/25/36 (d)(i)	511	511
Sequoia Mortgage Trust floater:
Series 2004-6 Class A3B, 1.6013% 7/20/34 (i)	5,279	3,558
Series 2004-7 Class A3B, 1.535% 7/20/34 (i)	3,400	1,978
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.0656% 9/25/36 (i)	$ 37,605	$ 604
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.6656% 9/25/33 (d)(i)	9,456	4,524
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4656% 9/25/36 (i)	280,140	133,075
WaMu Mortgage pass-thru certificates floater Series 2006-AR11 Class C1B1, 0.3456% 9/25/46 (i)	5,242	5,119
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 4.5272% 6/25/34 (i)	224,246	198,762
Series 2004-T Class A1, 3.954% 9/25/34 (i)	93,478	79,855
Series 2005-AR10 Class 2A2, 3.8109% 6/25/35 (i)	153,741	140,185
Series 2005-AR12 Class 2A6, 4.046% 7/25/35 (i)	111,641	96,691
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	473,870	410,508
Series 2005-AR3 Class 2A1, 3.768% 3/25/35 (i)	275,411	229,753
TOTAL PRIVATE SPONSOR		10,240,958
U.S. Government Agency - 2.2%
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 0.5156% 10/25/35 (i)	2,609,177	2,580,021
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17	107,794	115,368
Series 2005-67 Class HD, 5.5% 12/25/30	2,126,000	2,222,517
Series 2006-4 Class PB, 6% 9/25/35	1,538,445	1,643,738
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	370,585	396,011
Series 2004-3 Class BA, 4% 7/25/17	63,514	65,549
Series 2004-86 Class KC, 4.5% 5/25/19	291,861	303,890
Freddie Mac planned amortization class Series 2104 Class PG, 6% 12/15/28	675,546	719,952
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	389,919	414,983
Series 2363 Class PF, 6% 9/15/16	516,427	549,205
Series 2702 Class WB, 5% 4/15/17	1,073,015	1,110,731
Series 3033 Class UD, 5.5% 10/15/30	806,000	843,231
Series 3049 Class DB, 5.5% 6/15/31	1,871,000	1,968,892
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2528 Class HN, 5% 11/15/17	$ 1,136,000	$ 1,195,087
Series 2809 Class UA, 4% 12/15/14	78,595	78,479
TOTAL U.S. GOVERNMENT AGENCY		14,207,654
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $23,718,096)		24,448,612
Commercial Mortgage Securities - 8.9%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.2794% 2/14/43 (i)	253,000	228,788
Class A2, 6.9094% 2/14/43 (i)	159,000	172,720
Class A3, 6.9594% 2/14/43 (i)	172,000	186,250
Class PS1, 1.556% 2/14/43 (i)(k)	825,577	29,047
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7211% 5/10/45 (i)	252,000	248,483
Series 2006-4 Class A1, 5.363% 7/10/46 (i)	119,081	121,040
Series 2006-5:
Class A1, 5.185% 9/10/47	152,608	155,190
Class A2, 5.317% 9/10/47	834,000	834,801
Class A3, 5.39% 9/10/47	301,000	288,729
Series 2006-6 Class A3, 5.369% 12/10/16	432,000	367,223
Series 2007-2 Class A1, 5.421% 4/10/49	80,450	81,881
Series 2007-4 Class A3, 5.8115% 2/10/51 (i)	215,000	200,136
Series 2006-6 Class E, 5.619% 10/10/45 (d)	125,000	16,138
Series 2007-3:
Class A3, 5.6581% 6/10/49 (i)	361,000	304,364
Class A4, 5.6581% 6/10/49 (i)	450,000	344,724
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	52,725	53,535
Series 2001-1 Class A4, 5.451% 1/15/49	473,000	406,224
Series 2004-2:
Class A2, 3.52% 11/10/38	2,404	2,402
Class A3, 4.05% 11/10/38	292,000	292,003
Class A4, 4.153% 11/10/38	274,000	266,995
Series 2004-4 Class A3, 4.128% 7/10/42	90,830	91,177
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage, Inc.: - continued
sequential payer:
Series 2005-1 Class A3, 4.877% 11/10/42	$ 744,490	$ 743,677
Series 2006-1 Class A1, 5.219% 9/10/45 (i)	297,229	301,114
Series 2001-3 Class H, 6.562% 4/11/37 (d)	121,000	115,457
Series 2001-PB1:
Class J, 7.166% 5/11/35 (d)	54,000	35,597
Class K, 6.15% 5/11/35 (d)	100,000	76,860
Series 2002-2 Class XP, 2.0377% 7/11/43 (d)(i)(k)	189,418	1,131
Series 2003-2 Class XP, 0.4553% 3/11/41 (d)(i)(k)	2,620,910	8,640
Series 2005-3 Series A3B, 5.09% 7/10/43 (i)	671,000	642,694
Series 2005-6 Class A3, 5.1791% 9/10/47 (i)	389,000	375,496
Series 2007-1 Class B, 5.543% 1/15/49	130,000	27,762
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5828% 3/15/22 (d)(i)	93,000	53,940
Class D, 0.6328% 3/15/22 (d)(i)	94,000	51,700
Class E, 0.6728% 3/15/22 (d)(i)	78,000	40,560
Class F, 0.7428% 3/15/22 (d)(i)	70,189	35,095
Class G, 0.8028% 3/15/22 (d)(i)	45,493	20,472
Series 2006-BIX1:
Class C, 0.4528% 10/15/19 (d)(i)	139,000	93,130
Class D, 0.4828% 10/15/19 (d)(i)	170,000	102,000
Class E, 0.5128% 10/15/19 (d)(i)	157,000	86,350
Class F, 0.5828% 10/15/19 (d)(i)	360,653	180,327
Class G, 0.6028% 10/15/19 (d)(i)	144,054	64,824
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1156% 12/25/33 (d)(i)	11,047	5,524
Series 2004-1:
Class A, 0.6256% 4/25/34 (d)(i)	157,448	111,788
Class B, 2.1656% 4/25/34 (d)(i)	21,607	8,643
Class M1, 0.8256% 4/25/34 (d)(i)	17,507	10,329
Class M2, 1.4656% 4/25/34 (d)(i)	16,209	8,104
Series 2004-2:
Class A, 0.6956% 8/25/34 (d)(i)	151,057	105,740
Class M1, 0.8456% 8/25/34 (d)(i)	24,770	12,385
Series 2004-3:
Class A1, 0.6356% 1/25/35 (d)(i)	269,914	175,444
Class A2, 0.6856% 1/25/35 (d)(i)	46,753	28,987
Class M1, 0.7656% 1/25/35 (d)(i)	56,509	28,819
Class M2, 1.2656% 1/25/35 (d)(i)	25,486	11,214
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-2A:
Class A1, 0.5756% 8/25/35 (d)(i)	$ 208,798	$ 136,345
Class M1, 0.6956% 8/25/35 (d)(i)	12,304	5,000
Class M2, 0.7456% 8/25/35 (d)(i)	20,292	7,577
Class M3, 0.7656% 8/25/35 (d)(i)	11,227	3,872
Class M4, 0.8756% 8/25/35 (d)(i)	10,306	3,342
Series 2005-3A:
Class A1, 0.5856% 11/25/35 (d)(i)	91,428	61,659
Class A2, 0.6656% 11/25/35 (d)(i)	92,062	55,237
Class M1, 0.7056% 11/25/35 (d)(i)	10,814	4,471
Class M2, 0.7556% 11/25/35 (d)(i)	13,729	5,342
Class M3, 0.7756% 11/25/35 (d)(i)	12,287	4,475
Class M4, 0.8656% 11/25/35 (d)(i)	15,309	5,337
Series 2005-4A:
Class A2, 0.6556% 1/25/36 (d)(i)	213,478	128,087
Class B1, 1.6656% 1/25/36 (d)(i)	18,448	4,981
Class M1, 0.7156% 1/25/36 (d)(i)	68,864	32,366
Class M2, 0.7356% 1/25/36 (d)(i)	20,659	9,090
Class M3, 0.7656% 1/25/36 (d)(i)	30,171	12,370
Class M4, 0.8756% 1/25/36 (d)(i)	16,686	6,174
Class M5, 0.9156% 1/25/36 (d)(i)	16,686	5,507
Class M6, 0.9656% 1/25/36 (d)(i)	17,723	5,140
Series 2006-1:
Class A2, 0.6256% 4/25/36 (d)(i)	32,195	18,457
Class M1, 0.6456% 4/25/36 (d)(i)	11,515	4,659
Class M2, 0.6656% 4/25/36 (d)(i)	12,166	4,630
Class M3, 0.6856% 4/25/36 (d)(i)	10,468	3,794
Class M4, 0.7856% 4/25/36 (d)(i)	5,932	2,057
Class M5, 0.8256% 4/25/36 (d)(i)	5,757	1,895
Class M6, 0.9056% 4/25/36 (d)(i)	11,480	3,547
Series 2006-2A:
Class A1, 0.4956% 7/25/36 (d)(i)	507,558	340,774
Class A2, 0.5456% 7/25/36 (d)(i)	29,159	16,944
Class B1, 1.1356% 7/25/36 (d)(i)	10,917	3,156
Class B3, 2.9656% 7/25/36 (d)(i)	16,495	4,140
Class M1, 0.5756% 7/25/36 (d)(i)	30,593	12,409
Class M2, 0.5956% 7/25/36 (d)(i)	21,585	8,230
Class M3, 0.6156% 7/25/36 (d)(i)	17,904	6,483
Class M4, 0.6856% 7/25/36 (d)(i)	12,090	4,178
Class M5, 0.7356% 7/25/36 (d)(i)	14,860	4,873
Class M6, 0.8056% 7/25/36 (d)(i)	22,172	6,838
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-3A:
Class B1, 1.0656% 10/25/36 (d)(i)	$ 19,148	$ 2,872
Class B2, 1.6156% 10/25/36 (d)(i)	13,811	1,726
Class B3, 2.8656% 10/25/36 (d)(i)	22,475	2,922
Class M4, 0.6956% 10/25/36 (d)(i)	21,162	4,867
Class M5, 0.7456% 10/25/36 (d)(i)	25,334	5,067
Class M6, 0.8256% 10/25/36 (d)(i)	49,589	8,926
Series 2006-4A:
Class A1, 0.4956% 12/25/36 (d)(i)	111,666	74,972
Class A2, 0.5356% 12/25/36 (d)(i)	469,481	218,262
Class B1, 0.9656% 12/25/36 (d)(i)	17,262	3,748
Class B2, 1.5156% 12/25/36 (d)(i)	17,761	3,488
Class B3, 2.7156% 12/25/36 (d)(i)	29,462	5,174
Class M1, 0.5556% 12/25/36 (d)(i)	35,998	12,063
Class M2, 0.5756% 12/25/36 (d)(i)	24,243	7,571
Class M3, 0.6056% 12/25/36 (d)(i)	24,243	7,144
Class M4, 0.6656% 12/25/36 (d)(i)	28,651	7,971
Class M5, 0.7056% 12/25/36 (d)(i)	27,182	7,100
Class M6, 0.7856% 12/25/36 (d)(i)	24,243	5,860
Series 2007-1:
Class A2, 0.5356% 3/25/37 (d)(i)	123,513	60,521
Class B1, 0.9356% 3/25/37 (d)(i)	39,357	7,084
Class B2, 1.4156% 3/25/37 (d)(i)	28,450	4,268
Class B3, 3.6156% 3/25/37 (d)(i)	77,441	9,293
Class M1, 0.5356% 3/25/37 (d)(i)	34,566	13,135
Class M2, 0.5556% 3/25/37 (d)(i)	25,929	8,297
Class M3, 0.5856% 3/25/37 (d)(i)	23,331	6,999
Class M4, 0.6356% 3/25/37 (d)(i)	18,518	5,000
Class M5, 0.6856% 3/25/37 (d)(i)	29,371	7,049
Class M6, 0.7656% 3/25/37 (d)(i)	40,607	8,731
Series 2007-2A:
Class A1, 0.5356% 7/25/37 (d)(i)	107,417	62,302
Class A2, 0.5856% 7/25/37 (d)(i)	100,426	47,200
Class B1, 1.8656% 7/25/37 (d)(i)	30,738	4,457
Class B2, 2.5156% 7/25/37 (d)(i)	27,155	3,666
Class B3, 3.6156% 7/25/37 (d)(i)	30,220	3,929
Class M1, 0.6356% 7/25/37 (d)(i)	35,265	12,343
Class M2, 0.6756% 7/25/37 (d)(i)	19,052	5,716
Class M3, 0.7556% 7/25/37 (d)(i)	19,219	4,805
Class M4, 0.9156% 7/25/37 (d)(i)	39,174	7,835
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class M5, 1.0156% 7/25/37 (d)(i)	$ 34,514	$ 6,212
Class M6, 1.2656% 7/25/37 (d)(i)	43,142	6,471
Series 2007-3:
Class A2, 0.5556% 7/25/37 (d)(i)	113,837	56,144
Class B1, 1.2156% 7/25/37 (d)(i)	28,009	5,546
Class B2, 1.8656% 7/25/37 (d)(i)	70,358	11,982
Class B3, 4.2656% 7/25/37 (d)(i)	37,047	5,457
Class M1, 0.5756% 7/25/37 (d)(i)	25,253	9,487
Class M2, 0.6056% 7/25/37 (d)(i)	27,093	9,442
Class M3, 0.6356% 7/25/37 (d)(i)	41,796	13,692
Class M4, 0.7656% 7/25/37 (d)(i)	66,133	19,265
Class M5, 0.8656% 7/25/37 (d)(i)	34,376	8,432
Class M6, 1.0656% 7/25/37 (d)(i)	26,040	6,034
Series 2007-4A:
Class B1, 2.8156% 9/25/37 (d)(i)	39,908	5,188
Class B2, 3.7156% 9/25/37 (d)(i)	144,611	17,353
Class M1, 1.2156% 9/25/37 (d)(i)	38,804	9,701
Class M2, 1.3156% 9/25/37 (d)(i)	38,804	8,149
Class M4, 1.8656% 9/25/37 (d)(i)	97,848	16,634
Class M5, 2.0156% 9/25/37 (d)(i)	97,848	14,677
Class M6, 2.2156% 9/25/37 (d)(i)	97,934	13,221
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(k)	616,413	9,554
Series 2007-5A Class IO, 1.5496% 10/25/37 (d)(k)	1,329,798	114,363
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7128% 3/15/19 (d)(i)	91,801	44,064
Class H, 0.9228% 3/15/19 (d)(i)	61,770	26,561
Class J, 1.1228% 3/15/19 (d)(i)	46,405	17,634
Series 2007-BBA8:
Class D, 0.5228% 3/15/22 (d)(i)	76,569	38,191
Class E, 0.5728% 3/15/22 (d)(i)	394,020	182,545
Class F, 0.6228% 3/15/22 (d)(i)	241,475	103,246
Class G, 0.6728% 3/15/22 (d)(i)	62,931	24,594
Class H, 0.8228% 3/15/22 (d)(i)	76,569	27,597
Class J, 0.9728% 3/15/22 (d)(i)	76,569	21,459
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	122,312	125,494
Series 2004-PWR3 Class A3, 4.487% 2/11/41	267,650	269,572
Series 2006-PW14 Class A4, 5.201% 12/11/38	279,000	248,676
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-T24 Class A1, 4.905% 10/12/41 (i)	$ 238,917	$ 242,533
Series 2007-PW16 Class A4, 5.7167% 6/11/40 (i)	126,000	108,165
Series 2007-PW17 Class A1, 5.282% 6/11/50	136,447	137,591
Series 2007-T26 Class A1, 5.145% 1/12/45 (i)	74,490	75,064
Series 2003-PWR2 Class X2, 0.4648% 5/11/39 (d)(i)(k)	2,023,655	16,472
Series 2003-T12 Class X2, 0.4914% 8/13/39 (d)(i)(k)	7,230,539	74,535
Series 2006-PW13 Class A3, 5.518% 9/11/41	762,000	721,345
Series 2006-PW14 Class X2, 0.6482% 12/11/38 (d)(i)(k)	3,143,043	64,599
Series 2006-T22:
Class A1, 5.415% 4/12/38 (i)	36,551	37,029
Class A4, 5.4634% 4/12/38 (i)	27,000	25,609
Series 2007-PW15 Class A1, 5.016% 2/11/44	67,796	68,162
Series 2007-PW16:
Class B, 5.713% 6/11/40 (d)	35,000	10,158
Class C, 5.713% 6/11/40 (d)	29,000	7,255
Class D, 5.713% 6/11/40 (d)	29,000	6,965
Series 2007-PW18 Class X2, 0.3442% 6/11/50 (d)(i)(k)	21,528,378	289,623
Series 2007-T28:
Class A1, 5.422% 9/11/42	38,027	38,671
Class X2, 0.1821% 9/11/42 (d)(i)(k)	10,817,206	72,099
C-BASS Trust floater Series 2006-SC1 Class A, 0.5356% 5/25/36 (d)(i)	118,269	61,189
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	254,000	248,289
Class XCL, 2.3511% 5/15/35 (d)(i)(k)	3,488,602	129,200
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	87,000	86,735
Class F, 7.734% 1/15/32	47,000	46,763
Series 2001-245 Class A2, 6.275% 2/12/16 (d)(i)	220,000	229,443
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5828% 8/16/21 (d)(i)	77,000	23,100
Class G, 0.6028% 11/15/36 (d)(i)	49,634	13,898
Class H, 0.6428% 11/15/36 (d)(i)	40,527	10,132
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (d)	367,000	128,450
Series 2007-C6:
Class A1, 5.622% 12/10/49 (i)	1,886,791	1,931,719
Class A4, 5.6994% 12/10/49 (i)	489,000	425,073
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3625% 1/15/46 (i)	$ 90,000	$ 80,327
Series 2006-CD3 Class A3, 5.607% 10/15/48	2,250,000	2,047,535
Series 2007-CD4:
Class A1, 4.977% 12/11/49	58,633	59,310
Class A2A, 5.237% 12/11/49	192,000	190,786
Series 2007-CD4:
Class A3, 5.293% 12/11/49	210,000	194,865
Class C, 5.476% 12/11/49	407,000	30,525
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A1, 5.043% 8/15/48	37,814	37,951
Series 2007-C2 Class A1, 5.064% 4/15/47 (i)	31,269	31,711
Series 2007-C3 Class A3, 5.8202% 5/15/46 (i)	216,000	197,148
Series 2006-C1 Class B, 5.359% 8/15/48	648,000	110,160
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5028% 4/15/17 (d)(i)	484,000	285,560
Class C, 0.5428% 4/15/17 (d)(i)	174,000	100,823
Class D, 0.5828% 4/15/17 (d)(i)	81,291	42,655
Class E, 0.6428% 4/15/17 (d)(i)	34,474	16,601
Class F, 0.6828% 4/15/17 (d)(i)	19,555	8,847
Class G, 0.8228% 4/15/17 (d)(i)	19,555	8,215
Class H, 0.8928% 4/15/17 (d)(i)	19,555	8,018
Class J, 1.1228% 4/15/17 (d)(i)	14,996	5,998
Series 2005-FL11:
Class C, 0.5728% 11/15/17 (d)(i)	340,962	165,343
Class D, 0.6128% 11/15/17 (d)(i)	17,873	9,488
Class E, 0.6628% 11/15/17 (d)(i)	62,556	31,689
Class F, 0.7228% 11/15/17 (d)(i)	43,809	21,186
Class G, 0.7728% 11/15/17 (d)(i)	30,366	14,020
Series 2006-FL12 Class AJ, 0.4028% 12/15/20 (d)(i)	308,000	155,445
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (i)	20,000	20,085
Series 2006-C8:
Class A1, 5.11% 12/10/46	13,237	13,317
Class A3, 5.31% 12/10/46	615,000	554,760
Series 2006-CN2A Class A2FX, 5.449% 2/5/19	365,000	353,140
Series 2007-C9 Class A4, 5.8162% 12/10/49 (i)	478,000	420,174
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates: - continued
Series 2004-LBN2 Class X2, 0.8704% 3/10/39 (d)(i)(k)	$ 533,327	$ 5,963
Series 2006-C8:
Class B, 5.44% 12/10/46	374,000	107,455
Class XP, 0.4956% 12/10/46 (i)(k)	2,936,801	44,823
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (i)	74,142	74,486
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5:
Class A1, 5.297% 12/15/39	97,596	99,231
Class AJ, 5.373% 12/15/39	437,000	164,570
Series 2007-C2:
Class A1, 5.269% 1/15/49	307,543	312,234
Class A3, 5.542% 1/15/49 (i)	432,000	314,405
Series 2007-C3:
Class A1, 5.664% 6/15/39 (i)	45,843	46,771
Class A4, 5.7229% 6/15/39 (i)	130,000	95,222
Series 2006-C4 Class AAB, 5.439% 9/15/39	1,229,000	1,191,464
Series 2006-C5 Class ASP, 0.6636% 12/15/39 (i)(k)	1,866,622	39,529
Series 2007-C5 Class A4, 5.695% 9/15/40 (i)	195,000	143,519
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6228% 4/15/22 (d)(i)	771,000	192,750
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2000-C1 Class A2, 7.545% 4/15/62	241,250	246,557
Series 2001-CK6 Class B, 6.582% 8/15/36	216,000	217,569
Series 2002-CP5 Class A1, 4.106% 12/15/35	22,103	22,463
Series 2004-C1:
Class A3, 4.321% 1/15/37	72,778	73,560
Class A4, 4.75% 1/15/37	101,000	98,513
Series 1998-C1 Class D, 7.17% 5/17/40	226,322	233,762
Series 1999-C1 Class E, 8.1143% 9/15/41 (i)	223,000	222,208
Series 2001-CK6 Class AX, 0.9618% 9/15/18 (i)(k)	627,322	10,042
Series 2001-CKN5 Class AX, 2.0784% 9/15/34 (d)(i)(k)	2,014,581	59,961
Series 2003-C4 Class ASP, 0.4415% 8/15/36 (d)(i)(k)	1,679,013	7,526
Series 2006-C1 Class A3, 5.5509% 2/15/39 (i)	1,140,000	1,112,860
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates:
floater:
Series 2007-TFL1 Class B, 0.4228% 2/15/22 (d)(i)	$ 82,000	$ 36,900
Series 2007-TFL1:
Class C:
0.4428% 2/15/22 (d)(i)	212,546	80,767
0.5428% 2/15/22 (d)(i)	75,912	22,774
Class F, 0.5928% 2/15/22 (d)(i)	151,805	40,987
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	23,086	23,521
Series 2007-C1:
Class ASP, 0.4177% 2/15/40 (i)(k)	4,232,060	60,635
Class B, 5.487% 2/15/40 (d)(i)	330,000	47,850
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	594,886	607,821
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	77,000	69,409
Class G, 6.936% 3/15/33 (d)	142,000	119,767
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,074,000	776,958
Series 2001-1 Class X1, 1.0483% 5/15/33 (d)(i)(k)	2,233,515	31,329
Series 2004-C1 Class X2, 1.3053% 11/10/38 (d)(i)(k)	1,607,631	21,552
Series 2005-C1 Class B, 4.846% 6/10/48 (i)	62,000	19,882
Series 2007-C1 Class XP, 0.2088% 12/10/49 (i)(k)	4,848,071	34,737
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-35 Class C, 5.8613% 10/16/23 (i)	11,479	11,589
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.8723% 12/10/38 (d)(i)(k)	1,844,051	13,515
Series 2004-C3 Class X2, 0.6224% 12/10/41 (i)(k)	5,472,154	65,978
Series 2005-C1 Class X2, 0.6559% 5/10/43 (i)(k)	1,177,200	14,614
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4653% 11/5/21 (d)(i)	81,000	37,386
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	138,000	139,076
Series 2007-GG11:
Class A1, 5.358% 12/10/49	244,656	248,831
Class A2, 5.597% 12/10/49	432,000	415,466
Commercial Mortgage Securities - continued
	Principal Amount	Value
Greenwich Capital Commercial Funding Corp.: - continued
Series 2007-GG9:
Class A1, 5.233% 3/10/39	$ 61,709	$ 62,674
Class A4, 5.444% 3/10/39	628,000	535,840
Series 2003-C1 Class XP, 2.2423% 7/5/35 (d)(i)(k)	973,315	14,728
Series 2003-C2 Class XP, 1.1772% 1/5/36 (d)(i)(k)	2,216,859	19,207
Series 2005-GG3 Class XP, 0.9155% 8/10/42 (d)(i)(k)	4,315,823	72,633
Series 2006-GG7:
Class A3, 5.9166% 7/10/38 (i)	569,000	540,654
Class A4, 5.9166% 7/10/38 (i)	720,000	628,729
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (d)(k)	5,443,616	58,658
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5156% 6/6/20 (d)(i)	11,000	8,140
Class D, 0.5556% 6/6/20 (d)(i)	52,000	27,560
Class E, 0.6456% 6/6/20 (d)(i)	60,000	30,600
Class F, 0.7156% 6/6/20 (d)(i)	95,176	43,781
Series 2007-EOP:
Class C, 0.5956% 3/6/20 (d)(i)	236,000	179,360
Class D, 0.6456% 3/6/20 (d)(i)	467,000	350,250
Class F, 0.7556% 3/6/20 (d)(i)	19,000	13,870
Class G, 0.7956% 3/6/20 (d)(i)	10,000	7,200
Class H, 0.9256% 3/6/20 (d)(i)	7,000	4,830
Class J, 1.1256% 3/6/20 (d)(i)	11,000	7,370
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	67,000	66,753
Series 2001-LIBA Class C, 6.733% 2/14/16 (d)	107,000	114,833
Series 2005-GG4 Class XP, 0.6918% 7/10/39 (d)(i)(k)	4,886,313	76,095
Series 2006-GG6 Class A2, 5.506% 4/10/38 (i)	1,267,000	1,272,844
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	324,000	321,871
Series 2007-GG10:
Class A1, 5.69% 8/10/45	87,280	89,455
Class A2, 5.778% 8/10/45	103,000	102,663
Class A4, 5.8051% 8/10/45 (i)	62,000	48,469
Series 2007-GG10 Class B, 5.8051% 8/10/45 (i)	270,000	58,381
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 1.1524% 1/15/38 (d)(i)(k)	$ 494,413	$ 5,551
Series 2004-CB8 Class X2, 1.2614% 1/12/39 (d)(i)(k)	515,334	6,734
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4428% 11/15/18 (d)(i)	180,476	95,831
Class C, 0.4828% 11/15/18 (d)(i)	128,164	65,479
Class D, 0.5028% 11/15/18 (d)(i)	39,388	17,088
Class E, 0.5528% 11/15/18 (d)(i)	57,554	24,927
Class F, 0.6028% 11/15/18 (d)(i)	85,997	36,257
Class G, 0.6328% 11/15/18 (d)(i)	74,754	32,039
Class H, 0.7728% 11/15/18 (d)(i)	57,554	20,344
sequential payer:
Series 2006-CB14 Class A3B, 5.4854% 12/12/44 (i)	642,000	579,271
Series 2006-CB15 Class A3, 5.819% 6/12/43 (i)	325,000	300,561
Series 2006-CB17 Class A4, 5.429% 12/12/43	177,000	159,099
Series 2006-LDP8 Class A4, 5.399% 5/15/45	138,000	114,630
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (i)	103,000	97,592
Series 2007-LD11:
Class A2, 5.7828% 6/15/49 (i)	606,000	605,134
Class A4, 5.7978% 6/15/49 (i)	321,000	271,491
Series 2007-LDP10 Class A1, 5.122% 1/15/49	21,646	21,963
Series 2007-LDPX Class A3, 5.412% 1/15/49	594,000	498,598
Series 2004-LDP4 Class D, 5.1236% 10/15/42 (i)	194,000	42,711
Series 2005-CB13 Class E, 5.3498% 1/12/43 (d)(i)	109,000	18,541
Series 2006-CB17 Class A3, 5.45% 12/12/43	62,000	58,615
Series 2007-CB19:
Class B, 5.7442% 2/12/49	18,000	5,224
Class C, 5.7462% 2/12/49	48,000	12,008
Class D, 5.7462% 2/12/49	51,000	12,248
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (i)	41,000	9,645
Class CS, 5.466% 1/15/49 (i)	18,000	4,051
Class ES, 5.5454% 1/15/49 (d)(i)	112,000	13,740
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (d)	89,000	88,161
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class D, 6.98% 2/18/30	233,385	239,740
Series 2007-C3:
Class F, 5.9498% 7/15/44 (i)	43,000	4,368
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB Commercial Conduit Mortgage Trust: - continued
Series 2007-C3:
Class G, 6.1497% 7/15/44 (d)(i)	$ 76,000	$ 7,158
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	310,790	314,393
Series 2001-C2 Class A2, 6.653% 11/15/27	41,000	42,913
Series 2001-C3 Class A1, 6.058% 6/15/20	15,327	15,684
Series 2006-C1:
Class A2, 5.084% 2/15/31	104,000	103,863
Class A4, 5.156% 2/15/31	82,000	73,767
Series 2006-C3 Class A1, 5.478% 3/15/39	18,458	18,717
Series 2006-C6:
Class A1, 5.23% 9/15/39	31,832	32,379
Class A2, 5.262% 9/15/39 (i)	377,000	378,712
Series 2006-C7:
Class A1, 5.279% 11/15/38	218,618	222,897
Class A2, 5.3% 11/15/38	238,000	237,281
Class A3, 5.347% 11/15/38	161,000	141,877
Series 2007-C1:
Class A1, 5.391% 2/15/40 (i)	34,246	34,887
Class A4, 5.424% 2/15/40	28,000	21,254
Series 2007-C2:
Class A1, 5.226% 2/15/40	282,338	286,957
Class A3, 5.43% 2/15/40	104,000	79,842
Series 2000-C5 Class E, 7.29% 12/15/32	15,000	14,849
Series 2001-C3 Class B, 6.512% 6/15/36	418,000	433,710
Series 2001-C7 Class D, 6.514% 11/15/33	238,000	223,248
Series 2003-C3 Class XCP, 1.2222% 3/11/37 (d)(i)(k)	906,316	6,681
Series 2004-C2 Class XCP, 1.2332% 3/15/36 (d)(i)(k)	3,235,272	47,220
Series 2004-C4 Class A2, 4.567% 6/15/29 (i)	59,695	59,887
Series 2005-C3 Class XCP, 0.7261% 7/15/40 (i)(k)	727,884	12,815
Series 2006-C6 Class XCP, 0.6633% 9/15/39 (i)(k)	1,338,595	25,462
Series 2007-C1:
Class C, 5.533% 2/15/40 (i)	475,000	101,238
Class D, 5.563% 2/15/40 (i)	86,000	16,689
Class E, 5.582% 2/15/40 (i)	43,000	8,047
Class XCP, 0.4737% 2/15/40 (i)(k)	526,542	7,565
Series 2007-C6 Class A4, 5.858% 7/15/40 (i)	270,000	214,889
Series 2007-C7:
Class A3, 5.866% 9/15/45	706,000	580,688
Class XCP, 0.3054% 9/15/45 (i)(k)	17,770,024	208,890
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (d)	$ 62,000	$ 61,812
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (d)	327,000	264,870
Class C, 4.13% 11/20/37 (d)	932,000	633,760
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5028% 9/15/21 (d)(i)	69,510	27,804
Class E, 0.5628% 9/15/21 (d)(i)	249,861	74,958
Class F, 0.6128% 9/15/21 (d)(i)	97,418	26,790
Class G, 0.6328% 9/15/21 (d)(i)	192,585	48,146
Class H, 0.6728% 9/15/21 (d)(i)	49,497	11,137
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	383,000	418,101
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	47,524	47,857
Series 2007-C1 Class A1, 4.533% 6/12/50	193,374	194,674
Series 2005-CKI1 Class A3, 5.2398% 11/12/37 (i)	355,000	355,471
Series 2005-LC1 Class F, 5.3781% 1/12/44 (d)(i)	188,000	39,511
Series 2006-C1 Class A2, 5.6114% 5/12/39 (i)	305,000	307,711
Series 2007-C1 Class A4, 5.8286% 6/12/50 (i)	818,000	632,038
Series 2008-C1 Class A4, 5.69% 2/12/51	461,000	355,555
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4163% 12/12/49 (i)	101,000	83,330
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	230,000	216,057
Series 2006-4 Class ASB, 5.133% 12/12/49 (i)	186,000	167,107
Series 2007-5:
Class A1, 4.275% 8/12/48	16,039	16,117
Class A3, 5.364% 8/12/48	84,000	70,896
Class A4, 5.378% 8/12/48	9,000	6,588
Class B, 5.479% 2/12/17	648,000	134,288
Series 2007-6 Class A1, 5.175% 3/12/51	18,875	19,159
Series 2007-7 Class A4, 5.7487% 6/12/50 (i)	756,000	548,897
Series 2007-8 Class A1, 4.622% 8/12/49	64,926	65,416
Series 2006-2 Class A4, 5.9092% 6/12/46 (i)	131,000	124,517
Series 2006-4 Class XP, 0.6228% 12/12/49 (i)(k)	4,816,108	102,975
Series 2007-6 Class B, 5.635% 3/12/51 (i)	216,000	48,405
Series 2007-7 Class B, 5.75% 6/12/50	19,000	4,322
Series 2007-8 Class A3, 5.957% 8/12/49 (i)	186,000	142,207
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF:
Class G, 0.643% 8/15/19 (d)(i)	$ 3,606	$ 3,210
Class H, 0.663% 8/15/19 (d)(i)	17,000	13,090
Class J, 0.733% 8/15/19 (d)(i)	13,000	9,360
Series 2006-XLF:
Class C, 1.473% 7/15/19 (d)(i)	93,780	9,378
Class F, 0.593% 7/15/19 (d)(i)	208,000	166,400
Class G, 0.633% 7/15/19 (d)(i)	118,000	61,360
Series 2007-XCLA Class A1, 0.473% 7/17/17 (d)(i)	309,390	170,165
Series 2007-XLCA Class B, 0.7728% 7/17/17 (d)(i)	277,741	13,887
Series 2007-XLFA:
Class C, 0.433% 10/15/20 (d)(i)	124,000	39,680
Class D, 0.463% 10/15/20 (d)(i)	76,067	19,017
Class E, 0.523% 10/15/20 (d)(i)	95,138	19,028
Class F, 0.573% 10/15/20 (d)(i)	57,094	10,277
Class G, 0.613% 10/15/20 (d)(i)	70,577	15,527
Class H, 0.703% 10/15/20 (d)(i)	44,426	4,443
Class J, 0.853% 10/15/20 (d)(i)	50,712	4,057
Class MHRO, 0.963% 10/15/20 (d)(i)	70,667	7,773
Class MJPM, 1.273% 10/15/20 (d)(i)	22,420	2,018
Class MSTR, 0.973% 10/15/20 (d)(i)	40,125	5,617
Class NHRO, 1.163% 10/15/20 (d)(i)	106,971	9,627
Class NSTR, 1.123% 10/15/20 (d)(i)	36,399	4,004
sequential payer:
Series 2003-IQ5 Class X2, 0.9799% 4/15/38 (d)(i)(k)	733,848	10,850
Series 2004-HQ3 Class A2, 4.05% 1/13/41	61,256	61,844
Series 2005-IQ9 Class A3, 4.54% 7/15/56	321,000	314,850
Series 2006-HQ10 Class A1, 5.131% 11/12/41	69,526	70,657
Series 2006-HQ8 Class A1, 5.124% 3/12/44	4,957	4,982
Series 2006-T23 Class A1, 5.682% 8/12/41	192,345	196,918
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	58,496	59,480
Class A31, 5.439% 2/12/44 (i)	109,000	101,287
Series 2007-IQ13 Class A1, 5.05% 3/15/44	59,311	60,124
Series 2007-IQ14 Class A1, 5.38% 4/15/49	142,668	145,353
Series 2007-T25:
Class A1, 5.391% 11/12/49	40,452	41,242
Class A2, 5.507% 11/12/49	212,000	205,471
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2003-IQ6 Class X2, 0.5812% 12/15/41 (d)(i)(k)	$ 1,563,627	$ 18,094
Series 2005-IQ9 Class X2, 1.1689% 7/15/56 (d)(i)(k)	2,641,172	58,636
Series 2006-HQ10 Class X2, 0.69% 11/12/41 (d)(i)(k)	1,441,428	19,465
Series 2006-HQ8 Class A3, 5.4387% 3/12/16 (i)	335,000	325,269
Series 2006-HQ9 Class B, 5.832% 7/12/44 (i)	321,000	102,287
Series 2006-IQ11:
Class A3, 5.7345% 10/15/42 (i)	358,000	342,282
Class A4, 5.7705% 10/15/42 (i)	65,000	55,561
Series 2006-IQ12 Class B, 5.468% 12/15/43	216,000	63,392
Series 2006-T23 Class A3, 5.8075% 8/12/41 (i)	110,000	103,076
Series 2007-HQ11 Class B, 5.538% 2/20/44 (i)	392,000	108,004
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (i)	94,656	96,614
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (i)	324,000	252,149
Class B, 5.914% 4/15/49	53,000	14,630
Series 2007-XLC1:
Class C, 0.8728% 7/17/17 (d)(i)	373,714	18,686
Class D, 0.9728% 7/17/17 (d)(i)	175,951	8,798
Class E, 1.0728% 7/17/17 (d)(i)	142,506	7,125
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	5,978	6,225
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	366,853	376,817
SBA CMBS Trust Series 2006-1A Class C, 5.559% 11/15/36 (d)	21,000	20,790
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7475% 3/24/18 (d)(i)	9,535	8,581
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	32,404	34,554
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (d)	184,000	194,628
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4728% 1/15/18 (d)(i)	145,481	87,289
Series 2006-WL7A:
Class E, 0.5528% 9/15/21 (d)(i)	201,847	60,554
Class F, 0.6281% 8/11/18 (d)(i)	214,060	42,812
Class G, 0.6481% 8/11/18 (d)(i)	202,788	30,418
Class J, 0.8881% 8/11/18 (d)(i)	45,086	4,509
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2007-WHL8:
Class AP1, 0.9728% 6/15/20 (d)(i)	$ 16,443	$ 3,289
Class AP2, 1.0728% 6/15/20 (d)(i)	26,799	4,020
Class F, 0.7528% 6/15/20 (d)(i)	526,588	105,318
Class LXR1, 0.9728% 6/15/20 (d)(i)	26,316	5,263
Class LXR2, 1.0728% 6/15/20 (d)(i)	358,510	35,851
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	71,025	72,104
Series 2003-C7 Class A1, 4.241% 10/15/35 (d)	477,060	483,728
Series 2003-C8 Class A3, 4.445% 11/15/35	941,000	928,343
Series 2006-C27 Class A2, 5.624% 7/15/45	193,000	192,935
Series 2006-C29:
Class A1, 5.11% 11/15/48	138,043	140,197
Class A3, 5.313% 11/15/48	574,000	525,953
Series 2007-C30:
Class A1, 5.031% 12/15/43	30,862	31,256
Class A3, 5.246% 12/15/43	185,000	178,461
Class A4, 5.305% 12/15/43	64,000	51,199
Class A5, 5.342% 12/15/43	231,000	163,637
Series 2007-C31:
Class A1, 5.14% 4/15/47	32,753	33,198
Class A4, 5.509% 4/15/47	488,000	368,692
Series 2007-C32:
Class A2, 5.7355% 6/15/49 (i)	259,000	254,013
Class A3, 5.9289% 6/15/49 (i)	367,000	286,321
Series 2003-C6 Class G, 5.125% 8/15/35 (d)	103,000	52,662
Series 2003-C8 Class XP, 0.3689% 11/15/35 (d)(i)(k)	807,220	3,750
Series 2003-C9 Class XP, 0.4822% 12/15/35 (d)(i)(k)	814,432	4,835
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (d)(i)	166,000	152,818
Class 180B, 5.3979% 10/15/41 (d)(i)	76,000	70,678
Series 2005-C19 Class B, 4.892% 5/15/44	216,000	86,400
Series 2005-C22:
Class B, 5.3549% 12/15/44 (i)	479,000	143,700
Class F, 5.3549% 12/15/44 (d)(i)	360,000	46,800
Series 2006-C29 Class E, 5.516% 11/15/48 (i)	216,000	27,000
Series 2007-C30:
Class C, 5.483% 12/15/43 (i)	648,000	71,280
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C30:
Class D, 5.513% 12/15/43 (i)	$ 346,000	$ 34,600
Class XP, 0.4317% 12/15/43 (d)(i)(k)	2,656,432	40,148
Series 2007-C31 Class C, 5.693% 4/15/47 (i)	59,000	7,375
Series 2007-C32:
Class D, 5.7405% 6/15/49 (i)	162,000	17,820
Class E, 5.7405% 6/15/49 (i)	256,000	26,880
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9023% 2/15/51 (i)	143,000	110,615
Series 2007-C33 Class B, 5.9023% 2/15/51 (i)	363,000	56,265
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $53,363,243)		56,566,073
Municipal Securities - 0.2%

California Gen. Oblig. 5.25% 4/1/14 (Cost $1,507,400)	1,500,000	1,517,895
Foreign Government and Government Agency Obligations - 0.1%

Chilean Republic 7.125% 1/11/12 (Cost $498,005)	460,000	513,498
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $33,198)	37,000	37,697
Bank Notes - 0.1%

National City Bank, Cleveland 0.7675% 3/1/13 (i) (Cost $544,388)	750,000	671,739
Fixed-Income Funds - 12.8%
	Shares	Value
Fidelity Corporate Bond 1-10 Year Central Fund (j)	644,752	$ 65,487,459
Fidelity Corporate Bond 1-5 Year Central Fund (j)	69,779	7,137,742
Fidelity Specialized High Income Central Fund (j)	102,212	9,120,399
TOTAL FIXED-INCOME FUNDS (Cost $81,783,506)		81,745,600
Preferred Securities - 0.1%
	Principal Amount
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
ING Groep NV 5.775% (i)	$ 159,000	90,352
MUFG Capital Finance 1 Ltd. 6.346% (i)	624,000	577,092
TOTAL PREFERRED SECURITIES (Cost $471,586)		667,444
Cash Equivalents - 7.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.2%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $50,623,000)	$ 50,623,282	50,623,000
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $638,663,010)		660,308,982
NET OTHER ASSETS - (3.2)%		(20,599,863)
NET ASSETS - 100%		$ 639,709,119
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (h)

	Oct. 2034	$ 109,764	$ (82,394)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (h)	Dec. 2034	248,360	(237,290)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (h)	Sept. 2034	119,548	(113,014)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (h)	August 2034	93,944	(68,735)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (h)	Oct. 2034	112,241	(80,173)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (h)	April 2032	36,015	(19,859)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34 (Rating-Baa3) (h)

	March 2034	$ 8,454	$ (1,183)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (h)	Feb. 2034	806	(741)
TOTAL CREDIT DEFAULT SWAPS		729,132	(603,389)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 3.475% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Jan. 2013	25,000,000	1,149,153
Receive semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	19,783,000	1,011,525
Receive semi-annually a fixed rate equal to 4.449% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2018	6,931,000	594,892
Receive semi-annually a fixed rate equal to 4.94% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc. (Upfront Payment $(1,411,812))	March 2012	25,000,000	2,571,143
Receive semi-annually a fixed rate equal to 5.02% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc. (Upfront Payment $(1,130,978))	Nov. 2011	20,000,000	1,825,838
TOTAL INTEREST RATE SWAPS		96,714,000	7,152,551
		$ 97,443,132	$ 6,549,162
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $66,616,880 or 10.4% of net assets.

(e) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $2,252,616 or 0.4% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $802,502.

(h) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$50,623,000 due 9/01/09 at 0.20%
BNP Paribas Securities Corp.	$ 8,704,604
Banc of America Securities LLC	4,334,109
Bank of America, NA	10,835,273
Deutsche Bank Securities, Inc.	4,767,520
ING Financial Markets LLC	1,394,474
J.P. Morgan Securities, Inc.	8,668,219
Mizuho Securities USA, Inc.	4,334,109
Morgan Stanley & Co., Inc.	2,167,055
Societe Generale, New York Branch	5,417,637
$ 50,623,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 877,778
Fidelity Commercial Mortgage-Backed Securities Central Fund	3,060,102
Fidelity Corporate Bond 1-10 Year Central Fund	9,187,001
Fidelity Corporate Bond 1-5 Year Central Fund	580,632
Fidelity Specialized High Income Central Fund	1,511,153
Fidelity Ultra-Short Central Fund	495,831
Total	$ 15,712,497
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 47,438,002	$ 692,998	$ 44,149,672*	$ -	0.0%
Fidelity Commercial Mortgage-Backed Securities Central Fund	99,633,125	2,531,287	83,724,587*	-	0.0%
Fidelity Corporate Bond 1-10 Year Central Fund	275,919,248	7,286,616	206,234,467*	65,487,459	2.3%
Fidelity Corporate Bond 1-5 Year Central Fund	18,814,985	371,176	11,681,289*	7,137,742	2.2%
Fidelity Specialized High Income Central Fund	23,421,149	1,511,153	14,170,684*	9,120,399	2.2%
Fidelity Ultra-Short Central Fund	68,380,155	-	57,515,995*	-	0.0%
Total	$ 533,606,664	$ 12,393,230	$ 417,476,694	$ 81,745,600

* Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.

Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Asset-Backed Securities	$ 20,888,514	$ -	$ 17,938,240	$ 2,950,274
Bank Notes	671,739	-	671,739	-
Cash Equivalents	50,623,000	-	50,623,000	-
Collateralized Mortgage Obligations	24,448,612	-	23,556,844	891,768
Commercial Mortgage Securities	56,566,073	-	50,326,412	6,239,661
Corporate Bonds	223,190,840	-	223,190,840	-
Fixed-Income Funds	81,745,600	81,745,600	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Foreign Government and Government Agency Obligations	$ 513,498	$ -	$ 513,498	$ -
Municipal Securities	1,517,895	-	1,517,895	-
Preferred Securities	667,444	-	667,444	-
Supranational Obligations	37,697	-	37,697	-
U.S. Government Agency - Mortgage Securities	80,227,380	-	80,227,380	-
U.S. Government and Government Agency Obligations	119,210,690	-	119,210,690	-
Total Investments in Securities:	$ 660,308,982	$ 81,745,600	$ 568,481,679	$ 10,081,703
Derivative Instruments:
Assets
Swap Agreements	$ 7,152,551	$ -	$ 7,152,551	$ -
Liabilities
Swap Agreements	$ (603,389)	$ -	$ (148,909)	$ (454,480)
Total Derivative Instruments:	$ 6,549,162	$ -	$ 7,003,642	$ (454,480)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities: Asset-Backed Securities
Beginning Balance	$ 184,674
Total Realized Gain (Loss)	(228,511)
Total Unrealized Gain (Loss)	787,364
Cost of Purchases	3,248,452
Proceeds of Sales	(826,836)
Amortization/Accretion	(1,175,959)
Transfers in/out of Level 3	961,090
Ending Balance	$ 2,950,274
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (298,702)
Investments in Securities: Collateralized Mortgage Obligations
Beginning Balance	$ 30,355
Total Realized Gain (Loss)	3,015
Total Unrealized Gain (Loss)	531,536
Cost of Purchases	855,270
Proceeds of Sales	(69,961)
Amortization/Accretion	(458,447)
Transfers in/out of Level 3	-
Ending Balance	$ 891,768
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ 89,333
Commercial Mortgage Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	105,020
Total Unrealized Gain (Loss)	(544,936)
Cost of Purchases	7,173,392
Proceeds of Sales	(608,648)
Amortization/Accretion	114,833
Transfers in/out of Level 3	-
Ending Balance	$ 6,239,661
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (544,938)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (6,691,180)
Total Unrealized Gain (loss)	6,230,533
Transfers in/out of Level 3	6,167
Ending Balance	$ (454,480)
Realized gain (loss) on Swap Agreements for the period	$ (6,625,857)
The change in unrealized gain (loss) attributable to Level 3 Swap Agreements at August 31, 2009	$ 49,797

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received or delivered through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfer out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (603,389)
Interest Rate Risk
Swap Agreements (a)	7,152,551	-
Total Value of Derivatives	$ 7,152,551	$ (603,389)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.0%
United Kingdom	2.7%
Canada	1.4%
Netherlands	1.3%
Luxembourg	1.3%
Others (individually less than 1%)	4.3%
100.0%
Income Tax Information
At August 31, 2009, the fund had a capital loss carryforward of approximately $30,191,167 of which $8,055,126, $8,543,007 and $13,593,034 will expire on August 31, 2014, 2016 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending August 31, 2010 approximately $35,959,819 of losses recognized during the period November 1, 2008 to August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009

Assets
Investment in securities, at value (including repurchase agreements of $50,623,000) - See accompanying schedule: Unaffiliated issuers (cost $556,879,504)	$ 578,563,382
Fidelity Central Funds (cost $81,783,506)	81,745,600
Total Investments (cost $638,663,010)		$ 660,308,982
Receivable for investments sold		10,203,187
Receivable for swap agreements		1,419
Receivable for fund shares sold		1,146,892
Interest receivable		4,631,785
Distributions receivable from Fidelity Central Funds		398,420
Unrealized appreciation on swap agreements		7,152,551
Prepaid expenses		2,408
Other receivables		385,798
Total assets		684,231,442

Liabilities
Payable to custodian bank	$ 1,620
Payable for investments purchased Regular delivery	8,329,546
Delayed delivery	32,666,878
Payable for fund shares redeemed	1,822,329
Distributions payable	180,422
Unrealized depreciation on swap agreements	603,389
Accrued management fee	167,929
Distribution fees payable	161,536
Other affiliated payables	119,126
Other payables and accrued expenses	469,548
Total liabilities		44,522,323

Net Assets		$ 639,709,119
Net Assets consist of:
Paid in capital		$ 710,101,071
Undistributed net investment income		3,178,990
Accumulated undistributed net realized gain (loss) on investments		(99,967,401)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		26,396,459
Net Assets		$ 639,709,119

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

August 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($195,406,830 ÷ 18,650,336 shares)	$ 10.48

Maximum offering price per share (100/97.25 of $10.48)	$ 10.78
Class T: Net Asset Value and redemption price per share ($290,427,989 ÷ 27,705,039 shares)	$ 10.48

Maximum offering price per share (100/97.25 of $10.48)	$ 10.78
Class B: Net Asset Value and offering price per share ($11,752,536 ÷ 1,122,876 shares)A	$ 10.47

Class C: Net Asset Value and offering price per share ($63,749,581 ÷ 6,096,474 shares)A	$ 10.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($78,372,183 ÷ 7,462,569 shares)	$ 10.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2009

Investment Income
Dividends		$ 24,120
Interest		23,636,011
Income from Fidelity Central Funds		15,712,497
Total income		39,372,628

Expenses
Management fee	$ 2,365,986
Transfer agent fees	1,412,813
Distribution fees	1,838,089
Accounting and security lending fees	280,266
Custodian fees and expenses	30,272
Independent trustees' compensation	2,866
Registration fees	90,634
Audit	92,296
Legal	3,033
Miscellaneous	(15,501)
Total expenses before reductions	6,100,754
Expense reductions	(3,969)	6,096,785
Net investment income		33,275,843
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,773,325
Redemption in-kind with affiliated entities	(16,996,314)
Fidelity Central Funds	(96,881,712)
Swap agreements	(7,184,733)
Total net realized gain (loss)		(101,289,434)
Change in net unrealized appreciation (depreciation) on: Investment securities	73,536,068
Swap agreements	12,211,186
Total change in net unrealized appreciation (depreciation)		85,747,254
Net gain (loss)		(15,542,180)
Net increase (decrease) in net assets resulting from operations		$ 17,733,663
See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2009	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 33,275,843	$ 54,822,787
Net realized gain (loss)	(101,289,434)	(4,076,446)
Change in net unrealized appreciation (depreciation)	85,747,254	(24,788,132)
Net increase (decrease) in net assets resulting from operations	17,733,663	25,958,209
Distributions to shareholders from net investment income	(32,064,004)	(56,702,503)
Share transactions - net increase (decrease)	(337,250,597)	(533,888,338)
Total increase (decrease) in net assets	(351,580,938)	(564,632,632)

Net Assets
Beginning of period	991,290,057	1,555,922,689
End of period (including undistributed net investment income of $3,178,990 and undistributed net investment income of $1,520,348, respectively)	$ 639,709,119	$ 991,290,057

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,

2009

2008

2007

2006 K

2005 J

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.31	$ 10.64	$ 10.78	$ 10.87	$ 11.34	$ 11.32
Income from Investment Operations
Net investment income E	.435	.457	.487	.385	.397	.385
Net realized and unrealized gain (loss)	.149 H	(.319)	(.167)	(.043)	(.338)	.120
Total from investment operations	.584	.138	.320	.342	.059	.505
Distributions from net investment income	(.414)	(.468)	(.460)	(.382)	(.379)	(.385)
Distributions from net realized gain	-	-	-	(.050)	(.150)	(.100)
Total distributions	(.414)	(.468)	(.460)	(.432)	(.529)	(.485)
Net asset value, end of period	$ 10.48	$ 10.31	$ 10.64	$ 10.78	$ 10.87	$ 11.34
Total Return B, C, D	6.05%	1.28%	2.99%	3.23%	.54%	4.58%
Ratios to Average Net Assets F, I
Expenses before reductions	.87%	.85%	.79%	.75% A	.81%	.84%
Expenses net of fee waivers, if any	.87%	.85%	.79%	.75% A	.81%	.84%
Expenses net of all reductions	.87%	.85%	.78%	.74% A	.80%	.84%
Net investment income	4.45%	4.32%	4.52%	4.30% A	3.60%	3.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 195,407	$ 216,683	$ 255,591	$ 229,490	$ 219,441	$ 186,748
Portfolio turnover rate G	73% L	81%	89% L	43% A	73%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31. K For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,

2009

2008

2007

2006 K

2005 J

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.32	$ 10.64	$ 10.79	$ 10.88	$ 11.35	$ 11.32
Income from Investment Operations
Net investment income E	.440	.462	.484	.377	.386	.374
Net realized and unrealized gain (loss)	.139 H	(.310)	(.178)	(.043)	(.338)	.130
Total from investment operations	.579	.152	.306	.334	.048	.504
Distributions from net investment income	(.419)	(.472)	(.456)	(.374)	(.368)	(.374)
Distributions from net realized gain	-	-	-	(.050)	(.150)	(.100)
Total distributions	(.419)	(.472)	(.456)	(.424)	(.518)	(.474)
Net asset value, end of period	$ 10.48	$ 10.32	$ 10.64	$ 10.79	$ 10.88	$ 11.35
Total Return B, C, D	6.00%	1.41%	2.85%	3.15%	.43%	4.56%
Ratios to Average Net Assets F, I
Expenses before reductions	.82%	.82%	.82%	.84% A	.91%	.95%
Expenses net of fee waivers, if any	.82%	.82%	.82%	.84% A	.91%	.95%
Expenses net of all reductions	.82%	.82%	.82%	.83% A	.91%	.95%
Net investment income	4.50%	4.35%	4.48%	4.21% A	3.49%	3.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 290,428	$ 344,229	$ 503,737	$ 563,677	$ 622,245	$ 680,947
Portfolio turnover rate G	73% L	81%	89% L	43% A	73%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31. K For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,

2009

2008

2007

2006 K

2005 J

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.30	$ 10.63	$ 10.77	$ 10.86	$ 11.33	$ 11.31
Income from Investment Operations
Net investment income E	.369	.385	.409	.316	.310	.295
Net realized and unrealized gain (loss)	.150 H	(.318)	(.169)	(.043)	(.338)	.120
Total from investment operations	.519	.067	.240	.273	(.028)	.415
Distributions from net investment income	(.349)	(.397)	(.380)	(.313)	(.292)	(.295)
Distributions from net realized gain	-	-	-	(.050)	(.150)	(.100)
Total distributions	(.349)	(.397)	(.380)	(.363)	(.442)	(.395)
Net asset value, end of period	$ 10.47	$ 10.30	$ 10.63	$ 10.77	$ 10.86	$ 11.33
Total Return B, C, D	5.35%	.60%	2.24%	2.57%	(.25)%	3.75%
Ratios to Average Net Assets F, I
Expenses before reductions	1.54%	1.53%	1.52%	1.52% A	1.61%	1.66%
Expenses net of fee waivers, if any	1.54%	1.53%	1.52%	1.52% A	1.60%	1.65%
Expenses net of all reductions	1.54%	1.53%	1.52%	1.52% A	1.60%	1.65%
Net investment income	3.78%	3.64%	3.78%	3.52% A	2.80%	2.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,753	$ 15,141	$ 22,609	$ 46,344	$ 73,017	$ 118,751
Portfolio turnover rate G	73% L	81%	89% L	43% A	73%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31. K For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,

2009

2008

2007

2006 K

2005 J

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.29	$ 10.62	$ 10.76	$ 10.85	$ 11.32	$ 11.30
Income from Investment Operations
Net investment income E	.364	.378	.400	.308	.301	.289
Net realized and unrealized gain (loss)	.150 H	(.317)	(.167)	(.042)	(.337)	.120
Total from investment operations	.514	.061	.233	.266	(.036)	.409
Distributions from net investment income	(.344)	(.391)	(.373)	(.306)	(.284)	(.289)
Distributions from net realized gain	-	-	-	(.050)	(.150)	(.100)
Total distributions	(.344)	(.391)	(.373)	(.356)	(.434)	(.389)
Net asset value, end of period	$ 10.46	$ 10.29	$ 10.62	$ 10.76	$ 10.85	$ 11.32
Total Return B, C, D	5.31%	.54%	2.18%	2.51%	(.33)%	3.70%
Ratios to Average Net Assets F, I
Expenses before reductions	1.59%	1.59%	1.59%	1.60% A	1.67%	1.70%
Expenses net of fee waivers, if any	1.59%	1.59%	1.59%	1.60% A	1.67%	1.70%
Expenses net of all reductions	1.59%	1.59%	1.58%	1.60% A	1.67%	1.70%
Net investment income	3.73%	3.58%	3.72%	3.45% A	2.73%	2.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,750	$ 52,529	$ 58,693	$ 63,946	$ 74,522	$ 91,149
Portfolio turnover rate G	73% L	81%	89% L	43% A	73%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31. K For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,

2009

2008

2007

2006 J

2005 I

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.34	$ 10.66	$ 10.80	$ 10.89	$ 11.36	$ 11.34
Income from Investment Operations
Net investment income D	.468	.494	.513	.401	.417	.400
Net realized and unrealized gain (loss)	.139 G	(.311)	(.169)	(.043)	(.339)	.122
Total from investment operations	.607	.183	.344	.358	.078	.522
Distributions from net investment income	(.447)	(.503)	(.484)	(.398)	(.398)	(.402)
Distributions from net realized gain	-	-	-	(.050)	(.150)	(.100)
Total distributions	(.447)	(.503)	(.484)	(.448)	(.548)	(.502)
Net asset value, end of period	$ 10.50	$ 10.34	$ 10.66	$ 10.80	$ 10.89	$ 11.36
Total Return B, C	6.30%	1.71%	3.22%	3.37%	.71%	4.72%
Ratios to Average Net Assets E, H
Expenses before reductions	.54%	.53%	.55%	.57% A	.63%	.70%
Expenses net of fee waivers, if any	.54%	.53%	.55%	.57% A	.63%	.70%
Expenses net of all reductions	.54%	.53%	.55%	.57% A	.63%	.70%
Net investment income	4.78%	4.64%	4.75%	4.48% A	3.77%	3.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 78,372	$ 362,708	$ 715,292	$ 582,070	$ 465,201	$ 269,727
Portfolio turnover rate F	73% K	81%	89% K	43% A	73%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31. J For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2009

1. Organization.

Fidelity Advisor Intermediate Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-5 Year Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 26, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, redemptions in kind, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 10,569,969
Unrealized depreciation	(17,123,042)
Net unrealized appreciation (depreciation)	$ (6,553,073)

Undistributed ordinary income	$ 2,312,509
Capital loss carryforward	$ (30,191,167)

Cost for federal income tax purposes	$ 666,862,055

The tax character of distributions paid was as follows:

	August 31, 2009	August 31, 2008
Ordinary Income	$ 32,064,004	$ 56,702,503

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

Annual Report

Notes to Financial Statements - continued

5. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

The following notes provide more detailed information about each derivative type held by the Fund:

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Annual Report

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risks of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection

Annual Report

Notes to Financial Statements - continued

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

amounted to $729,132 representing 0.1% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(603,389). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $802,502. If a defined credit event had occurred as of period end, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $0 in addition to the collateral to settle these swaps.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	(9,949,853)	9,041,255
Total Credit Risk	(9,949,853)	9,041,255
Interest Rate Risk
Swap Agreements	2,765,120	3,169,931
Total Interest Rate Risk	2,765,120	3,169,931
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ (7,184,733)	$ 12,211,186

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(7,184,733) for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $12,211,186 for swap agreements.

Annual Report

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities, and liquidations and redemptions executed in-kind from Affiliated Central Funds, aggregated $66,135,793 and $281,905,198, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 470,460	$ 15,993
Class T	-%	.25%	717,760	4,146
Class B	.65%	.25%	111,226	80,450
Class C	.75%	.25%	538,643	60,302
			$ 1,838,089	$ 160,891

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 34,973
Class T	9,201
Class B*	33,248
Class C*	5,091
$ 82,513

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 440,992.23
Class T	529,324.18
Class B	31,891.26
Class C	108,846.20
Institutional Class	301,760.15
	$ 1,412,813

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Redemption-In-Kind. On March 27, 2009, 20,507,423 fund shares held by affiliated entities were redeemed in kind for cash and securities with a value of $195,640,818. The realized gain (loss) of $(16,996,314) on securities delivered through in-kind redemptions is included in the accompanying Statement of Operations and is not taxable to the Fund.

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Other Affiliated Transactions. During the period, certain Fidelity Central Funds in which the Fund was invested were each liquidated pursuant to a Plan of Liquidation and Dissolution approved by the Central Fund Board. Under the plan, each Central Fund distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, as noted in the following table.

Liquidation Date	Central Fund	Value of Cash and Securities Received (including accrued interest)	Shares of Central Fund Redeemed
01/23/09 (a)	Fidelity Ultra-Short Central Fund	$ 34,413,111	550,378
04/17/09 (b)	Fidelity Commercial Mortgage-Backed Securities Central Fund	$ 51,091,180	708,830
06/26/09 (b)	Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 14,453,506	185,905

(a) The Fund recognized a loss as the transaction was considered taxable to the Fund for federal income tax purposes.

(b) Because the Central Fund was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

On February 20, 2009, the Fund redeemed in-kind 1,969,867 shares of Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a Fidelity Central Fund in which the Fund invests, valued at $177,302,227 by receiving cash and securities of equal value, including accrued interest. Because 1-10 Year was a partnership for federal income tax purposes, the redemption generally was tax free to the Fund.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,682 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $15,671.

10. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,969.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2009	2008
From net investment income
Class A	$ 7,988,302	$ 11,114,337
Class T	12,341,748	19,685,484
Class B	444,251	698,735
Class C	1,885,504	2,134,294
Institutional Class	9,404,199	23,069,653
Total	$ 32,064,004	$ 56,702,503

Annual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2009	2008	2009	2008
Class A
Shares sold	6,349,113	7,478,814	$ 61,815,544	$ 79,389,123
Reinvestment of distributions	711,254	913,344	6,930,188	9,656,597
Shares redeemed	(9,419,490)	(11,412,910)	(91,645,382)	(120,176,822)
Net increase (decrease)	(2,359,123)	(3,020,752)	$ (22,899,650)	$ (31,131,102)
Class T
Shares sold	8,452,563	10,443,380	$ 82,733,397	$ 110,997,567
Reinvestment of distributions	1,209,451	1,758,963	11,780,968	18,626,931
Shares redeemed	(15,316,631)	(26,180,797)	(149,371,168)	(277,194,128)
Net increase (decrease)	(5,654,617)	(13,978,454)	$ (54,856,803)	$ (147,569,630)
Class B
Shares sold	618,570	542,893	$ 5,994,206	$ 5,772,343
Reinvestment of distributions	40,525	58,357	393,645	616,990
Shares redeemed	(1,005,785)	(1,259,274)	(9,769,910)	(13,340,826)
Net increase (decrease)	(346,690)	(658,024)	$ (3,382,059)	$ (6,951,493)
Class C
Shares sold	3,008,162	1,247,916	$ 29,236,868	$ 13,263,460
Reinvestment of distributions	158,044	166,125	1,539,158	1,753,152
Shares redeemed	(2,172,439)	(1,839,485)	(21,142,153)	(19,383,480)
Net increase (decrease)	993,767	(425,444)	$ 9,633,873	$ (4,366,868)
Institutional Class
Shares sold	4,013,100	4,941,786	$ 39,201,186	$ 52,330,544
Reinvestment of distributions	847,880	2,074,699	8,158,289	22,020,750
Shares redeemed	(32,488,139)	(39,037,602)	(313,105,433)	(418,220,539)
Net increase (decrease)	(27,627,159)	(32,021,117)	$ (265,745,958)	$ (343,869,245)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

13. Other - continued

Effective after the close of business on September 25, 2009, the Fidelity Corporate Bond 1-5 Year Central Fund ("1-5 Year"), a Fidelity Central Fund in which the Fund invests, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board of Directors. Under the plan, 1-5 Year distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $7,232,756 in return for 69,780 shares of 1-5 Year. Because 1-5 Year was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

14. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Intermediate Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Intermediate Bond Fund (a fund of Fidelity Advisor Series II) at August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Intermediate Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 26, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 187 funds advised by FMR or an affiliate. Mr. Curvey oversees 407 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (68)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 1.33% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $25,883,771 of distributions paid during the period January 1, 2009 to August 31, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Intermediate Bond Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

LTBI-UANN-1009
1.784753.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Mortgage Securities
Fund - Class A, Class T, Class B
and Class C

Annual Report

August 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended August 31, 2009	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	3.32%	2.00%	4.51%
Class T (incl. 4.00% sales charge)	3.32%	1.98%	4.44%
Class B (incl. contingent deferred sales charge) A	1.93%	1.78%	4.39%
Class C (incl. contingent deferred sales charge) B	5.86%	2.04%	4.14%

A Class B shares' contingent deferred sales charges included in past one year, past five year and past 10 year total return figures are 5%, 2% and 0%, respectively.

B Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on August 16, 2001. Returns prior to August 16, 2001 are those of Class B, and reflect Class B shares' 0.90% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to August 16, 2001 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 1%, 0% and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Mortgage Securities Fund - Class A on August 31, 1999, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. MBS Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: While the positive returns of taxable bonds were more encouraging than the negative returns posted by major equity indexes for the year ending August 31, 2009, fixed-income securities rode their own wave of volatility. As the credit crisis resulting from a meltdown in the subprime mortgage market deepened in the beginning of the period, bond investors fled from lower-quality debt instruments and flocked to those with backing from the U.S. government. With government interventions around the world beginning to take root in the later months of the period, however, credit conditions improved and signs of stabilization among certain economic indicators emerged, eliciting greater demand for risk. Consequently, bonds further out on the risk spectrum boasted the largest returns. For the year overall, U.S. investment-grade bonds gained 7.94%, as measured by the Barclays Capital U.S. Aggregate Bond Index.

Comments from William Irving, Portfolio Manager of Fidelity® Advisor Mortgage Securities Fund: For the year, the fund's Class A, Class T, Class B and Class C shares rose 7.63%, 7.62%, 6.93% and 6.86%, respectively (excluding sales charges), while the Barclays Capital U.S. MBS Index gained 9.80%. Early in the period, government-backed mortgage-backed securities (MBS) benefited from a flight to safety, although non-agency MBS - those issued by banks and other financial companies - did not. More recently, both were bolstered by the Federal Reserve's purchases of mortgage securities. Much of the fund's underperformance occurred early in the period and stemmed from its overweighting in non-agency holdings and its small out-of-index investments in asset-backed securities and commercial mortgage-backed securities. Our recent strong gains in these sectors were not enough to fully offset what was lost early on. In contrast, holdings with prepayment protection helped, including out-of-index investments in collateralized mortgage obligations (CMOs) and hybrid adjustable-rate mortgage securities (ARMs). CMOs' cash flows are carved into classes, each with its own expected maturity and cash flow pattern. Hybrid ARMs are backed by 30-year amortizing loans that carry a relatively low fixed interest rate for an initial period and then convert to ARMs, with an interest rate resetting periodically. I also favored securities backed by "seasoned" mortgages - those that have not been refinanced when the borrowers were presented with opportunities to do so at attractive levels - and higher-coupon issues as well.

Comments from William Irving, Portfolio Manager of Fidelity® Advisor Mortgage Securities Fund: For the year, the fund's Institutional Class shares rose 7.98% and the Barclays Capital U.S. MBS Index gained 9.80%. Early in the period, government-backed mortgage-backed securities (MBS) benefited from a flight to safety, although non-agency MBS - those issued by banks and other financial companies - did not. More recently, both were bolstered by the Federal Reserve's purchases of mortgage securities. Much of the fund's underperformance occurred early in the period and stemmed from its overweighting in non-agency holdings and its small out-of-index investments in asset-backed securities and commercial mortgage-backed securities. Our recent strong gains in these sectors were not enough to fully offset what was lost early on. In contrast, holdings with prepayment protection helped, including out-of-index investments in collateralized mortgage obligations (CMOs) and hybrid adjustable-rate mortgage securities (ARMs). CMOs' cash flows are carved into classes, each with its own expected maturity and cash flow pattern. Hybrid ARMs are backed by 30-year amortizing loans that carry a relatively low fixed interest rate for an initial period and then convert to ARMs, with an interest rate resetting periodically. I also favored securities backed by "seasoned" mortgages - those that have not been refinanced when the borrowers were presented with opportunities to do so at attractive levels - and higher-coupon issues as well.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Class A	.83%
Actual		$ 1,000.00	$ 1,059.90	$ 4.31
HypotheticalA		$ 1,000.00	$ 1,021.02	$ 4.23
Class T	.81%
Actual		$ 1,000.00	$ 1,059.90	$ 4.21
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 4.13
Class B	1.49%
Actual		$ 1,000.00	$ 1,056.40	$ 7.72
HypotheticalA		$ 1,000.00	$ 1,017.69	$ 7.58
Class C	1.54%
Actual		$ 1,000.00	$ 1,056.20	$ 7.98
HypotheticalA		$ 1,000.00	$ 1,017.44	$ 7.83
Fidelity Mortgage Securities Fund	.45%
Actual		$ 1,000.00	$ 1,062.80	$ 2.34
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,061.70	$ 2.65
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.60

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of August 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Less than 4%	6.2	5.6
4 - 4.99%	18.0	6.5
5 - 5.99%	40.4	45.2
6 - 6.99%	26.0	35.3
7% and over	4.1	5.2
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2009
6 months ago
Years	4.1	3.5

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2009
6 months ago
Years	2.1	2.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2009*		As of February 28, 2009**
	Mortgage Securities 99.2%		Mortgage Securities 115.1%
	CMOs and Other Mortgage Related Securities 15.8%		CMOs and Other Mortgage Related Securities 19.7%
	Asset-Backed Securities 4.3%		Asset-Backed Securities 4.8%
	Short-Term Investments and Net Other Assets† (19.3)%		Short-Term Investments and Net Other Assets† (39.6)%
* Foreign investments	0.6%	** Foreign investments	0.7%
* Futures and Swaps	1.4%	** Futures and Swaps	(4.4)%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments August 31, 2009

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 99.2%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 58.6%
3.283% 3/1/35 (e)	$ 92	$ 94
3.321% 9/1/34 (e)	969	997
3.828% 7/1/35 (e)	829	850
3.963% 1/1/35 (e)	2,221	2,274
4% 9/14/39 (b)	16,000	15,640
4% 9/14/39 (b)	10,000	9,775
4.209% 11/1/36 (e)	122	126
4.274% 11/1/36 (e)	2,400	2,470
4.275% 6/1/36 (e)	129	134
4.299% 3/1/33 (e)	67	69
4.344% 3/1/34 (e)	1,673	1,723
4.425% 3/1/35 (e)	246	254
4.5% 5/1/23 to 8/1/39	51,982	52,375
4.5% 9/17/24 (b)	10,000	10,277
4.5% 9/17/24 (b)	10,000	10,277
4.5% 9/14/39 (b)(c)	19,000	19,088
4.5% 10/14/39 (b)(c)	24,000	24,024
4.534% 10/1/33 (e)	113	116
4.59% 8/1/35 (e)	672	695
4.643% 7/1/35 (e)	154	159
4.717% 11/1/35 (e)	925	966
4.727% 9/1/35 (e)	905	943
4.862% 1/1/35 (e)	490	502
4.982% 7/1/35 (e)	38	40
4.996% 4/1/35 (e)	360	372
5% 9/1/16 to 8/1/39	83,332	86,077
5% 9/1/24 (b)(c)	14,000	14,586
5% 9/17/24 (b)	1,000	1,042
5.128% 7/1/35 (e)	388	399
5.27% 2/1/37 (e)	1,675	1,733
5.307% 7/1/35 (e)	745	782
5.349% 6/1/36 (e)	1,689	1,772
5.5% 6/1/11 to 7/1/38	116,025	121,510
5.5% 9/1/24 (b)	1,500	1,578
5.5% 9/14/39 (b)	6,500	6,762
5.573% 10/1/36 (e)	285	300
5.731% 9/1/36 (e)	794	824
5.773% 3/1/36 (e)	2,670	2,797
5.823% 7/1/36 (e)	564	599
5.848% 3/1/36 (e)	1,729	1,835
5.863% 5/1/36 (e)	483	512
5.87% 3/1/36 (e)	1,370	1,444
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.936% 9/1/36 (e)	$ 407	$ 424
5.952% 4/1/36 (e)	398	421
5.99% 4/1/36 (e)	5,127	5,423
6% 3/1/11 to 11/1/38	96,597	102,517
6% 9/17/24 (b)	4,000	4,251
6% 9/1/39 (b)(c)	7,250	7,626
6% 9/14/39 (b)	1,000	1,052
6.025% 9/1/36 (e)	697	740
6.091% 9/1/36 (e)	478	497
6.106% 4/1/36 (e)	734	776
6.203% 5/1/36 (e)	1,523	1,605
6.245% 8/1/46 (e)	264	281
6.251% 6/1/36 (e)	2,934	3,089
6.349% 5/1/36 (e)	1,282	1,350
6.433% 4/1/37 (e)	887	942
6.499% 12/1/36 (e)	202	215
6.5% 5/1/12 to 5/1/38	26,002	27,979
6.555% 12/1/36 (e)	285	302
6.735% 5/1/37 (e)	31	33
6.784% 9/1/37 (e)	470	496
6.788% 9/1/37 (e)	1,130	1,200
6.861% 9/1/37 (e)	514	545
7% 12/1/15 to 5/1/30	4,099	4,483
7.082% 9/1/37 (e)	680	722
7.5% 8/1/22 to 9/1/32	2,374	2,605
8% 12/1/29 to 3/1/37	158	175
8.5% 1/1/16 to 7/1/31	212	237
9% 2/1/13 to 10/1/30	478	542
9.5% 11/1/09 to 8/1/22	69	78
11% 8/1/10	3	3
12.25% 5/1/15	7	7
12.5% 8/1/15 to 3/1/16	16	19
12.75% 2/1/15	4	4
13.5% 9/1/14	3	4
		569,435
Freddie Mac - 23.6%
2.978% 5/1/34 (e)	27	27
3.156% 2/1/34 (e)	164	168
3.478% 3/1/35 (e)	169	173
3.822% 12/1/33 (e)	940	966
4.025% 6/1/33 (e)	1,754	1,818
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.035% 6/1/35 (e)	$ 256	$ 266
4.11% 3/1/34 (e)	2,084	2,148
4.337% 11/1/31 (e)	55	56
4.5% 5/1/35 (e)	447	461
4.707% 11/1/35 (e)	893	919
4.726% 3/1/35 (e)	493	502
4.793% 2/1/36 (e)	215	224
5% 9/17/24 (b)(c)	2,500	2,603
5% 7/1/33 to 6/1/38	36,090	37,238
5% 9/14/39 (b)	7,000	7,183
5.034% 4/1/35 (e)	106	110
5.149% 10/1/33 (e)	1,259	1,286
5.479% 4/1/37 (e)	327	338
5.497% 1/1/37 (e)	1,599	1,658
5.5% 12/1/13 to 1/1/38	35,121	36,887
5.5% 9/14/39 (b)	14,000	14,581
5.5% 9/14/39 (b)	22,000	22,912
5.669% 10/1/35 (e)	216	229
5.737% 5/1/37 (e)	577	597
5.778% 3/1/37 (e)	1,597	1,626
5.787% 4/1/37 (e)	1,713	1,764
5.823% 6/1/37 (e)	1,303	1,353
5.95% 4/1/36 (e)	1,169	1,235
6% 4/1/14 to 7/1/37	31,918	34,035
6.079% 6/1/36 (e)	985	1,033
6.116% 10/1/36 (e)	117	124
6.137% 12/1/36 (e)	811	855
6.157% 4/1/37 (e)	442	465
6.204% 8/1/36 (e)	2,993	3,142
6.22% 7/1/36 (e)	533	560
6.24% 3/1/36 (e)	2,615	2,777
6.281% 10/1/36 (e)	2,813	2,965
6.419% 6/1/37 (e)	167	177
6.429% 12/1/36 (e)	1,350	1,433
6.5% 4/1/11 to 3/1/37	22,109	23,763
6.602% 1/1/37 (e)	1,584	1,676
6.619% 6/1/37 (e)	186	198
6.644% 6/1/36 (e)	350	371
6.651% 8/1/37 (e)	1,088	1,155
7% 6/1/21 to 9/1/36	5,807	6,329
7.148% 2/1/37 (e)	195	207
7.347% 4/1/37 (e)	78	83
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
7.5% 11/1/10 to 7/1/34	$ 7,882	$ 8,638
8% 11/1/16 to 1/1/37	218	242
8.5% 6/1/16 to 9/1/20	23	25
9% 7/1/13 to 5/1/21	190	212
10% 3/1/11 to 5/1/19	33	37
10.5% 8/1/10 to 2/1/16	2	2
12.5% 10/1/12 to 12/1/14	21	23
13% 12/1/13 to 6/1/15	53	60
		229,915
Government National Mortgage Association - 17.0%
4.5% 4/15/39 to 8/15/39	41,939	42,354
4.5% 9/21/39 (b)(c)	10,000	10,075
5% 1/20/33 to 2/20/39	6,596	6,829
5% 9/21/39 (b)	5,000	5,143
5% 9/21/39 (b)	3,000	3,086
5% 9/21/39 (b)	7,000	7,201
5% 9/21/39 (b)	8,000	8,229
5% 9/21/39 (b)	19,000	19,545
5.5% 12/15/38	210	220
5.5% 9/21/39 (b)	8,000	8,351
5.5% 9/21/39 (b)(c)	34,000	35,492
6% 1/15/36	6,639	7,073
6.5% 5/15/28 to 7/15/36	6,005	6,488
7% 2/15/24 to 7/15/32	3,045	3,316
7.5% 9/15/16 to 4/15/32	1,027	1,128
8% 6/15/21 to 12/15/25	384	423
8.5% 8/15/16 to 10/15/28	570	641
9% 11/20/17	2	2
10.5% 12/20/15 to 2/20/18	53	61
		165,657
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $939,789)		965,007
Asset-Backed Securities - 4.3%

Bear Stearns Asset Backed Securities I Trust Series 2006-HE1 Class 1A2, 0.4856% 12/25/35 (e)	2,750	2,412
C-BASS Trust Series 2006-CB7 Class A2, 0.3256% 10/25/36 (e)	221	200
Capital Auto Receivables Asset Trust Series 2007-SN1 Class D, 6.05% 1/17/12	970	897
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3856% 1/25/37 (e)	$ 22	$ 22
Series 2007-11 Class 2A1, 0.3256% 6/25/47 (e)	3,386	3,208
Series 2007-4 Class A1A, 0.3856% 9/25/37 (e)	2,700	2,537
Series 2007-5 Class 2A1, 0.3656% 4/25/29 (e)	1,650	1,466
First Franklin Mortgage Loan Trust Series 2006-FF5 Class 2A2, 0.3756% 4/25/36 (e)	140	135
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (a)	715	623
Series 2007-A Class D, 7.05% 12/15/13 (a)	350	308
GSAMP Trust:
Series 2004-AR1 Class B4, 5% 6/25/34 (a)(e)	158	12
Series 2004-AR2 Class B1, 2.1656% 8/25/34 (e)	796	66
Series 2006-HE6 Class A1, 0.2956% 8/25/36 (e)	1,036	995
Series 2006-HE8 Class A2A, 0.3356% 1/25/37 (e)	721	694
Home Equity Asset Trust Series 2006-8 Class 2A1, 0.3156% 3/25/37 (e)	30	27
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (a)	10,913	5,675
Long Beach Mortgage Loan Trust Series 2006-8 Class 2A1, 0.3056% 9/25/36 (e)	37	37
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1 Class A2A, 0.3356% 7/25/37 (e)	287	274
Morgan Stanley ABS Capital I Trust:
Series 2005-3 Class A3, 0.6456% 8/25/35 (e)	4,657	4,178
Series 2006-HE6 Class A2A, 0.3056% 9/25/36 (e)	230	226
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.3656% 4/25/37 (e)	743	606
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 0.3156% 11/25/36 (e)	57	53
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (f)	3,002	600
Series 2006-4 Class AIO, 6.35% 2/27/12 (f)	4,205	552
Series 2007-1 Class AIO, 7.27% 4/25/12 (f)	6,370	1,056
Series 2007-2 Class AIO, 6.7% 7/25/12 (f)	4,540	726
NovaStar Mortgage Funding Trust Series 2006-6 Class A2A, 0.3356% 1/25/37 (e)	60	59
Ocala Funding LLC Series 2006-1A Class A, 1.6725% 3/20/11 (a)(e)	2,100	777
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3556% 5/25/37 (e)	173	160
Series 2007-6 Class 2A1, 0.3256% 7/25/37 (e)	202	188
RAMP Trust Series 2006-RS4 Class A2, 0.3756% 7/25/36 (e)	2,418	2,290
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	$ 388	$ 281
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3356% 2/25/37 (e)	206	191
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9856% 1/25/36 (e)	500	7
Series 2006-FR4 Class A2A, 0.3456% 8/25/36 (e)	248	125
Series 2007-NC1 Class A2A, 0.3156% 12/25/36 (e)	156	140
Structured Asset Investment Loan Trust Series 2006-BNC3 Class A2, 0.3056% 9/25/36 (e)	2,829	2,729
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 0.6956% 5/25/35 (e)	1,995	890
Series 2007-BC4 Class A3, 0.535% 11/25/37 (e)	2,000	1,820
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3556% 6/25/37 (e)	4,446	3,576
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (a)	1,148	0*
Series 2006-7 Class N1, 5.926% 10/25/46 (a)	912	0*
Series 2006-8 Class N1, 6.048% 10/25/46 (a)	1,160	0*
Wells Fargo Home Equity Trust Series 2006-2 Class A2, 0.3656% 7/25/36 (e)	408	393
TOTAL ASSET-BACKED SECURITIES (Cost $52,923)		41,211
Collateralized Mortgage Obligations - 14.5%

Private Sponsor - 3.6%
American Home Mortgage Investment Trust floater Series 2004-2 Class 4A5, 2.8488% 2/25/44 (e)	4,532	4,230
Banc of America Mortgage Securities, Inc.:
Series 2004-1 Class 2A2, 4.6617% 10/25/34 (e)	1,505	1,268
Series 2004-A Class 2A2, 5.4508% 2/25/34 (e)	1,208	1,036
Series 2005-H:
Class 1A1, 4.6982% 9/25/35 (e)	174	136
Class 2A2, 4.805% 9/25/35 (e)	1,711	772
Citigroup Mortgage Loan Trust Series 2006-AR7 Class 1A1, 5.3902% 11/25/36 (e)	191	106
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 2.6133% 1/28/32 (a)(e)	223	131
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 5.0255% 10/25/34 (e)	1,577	1,208
Fosse Master Issuer PLC floater Series 2006-1A Class C2, 0.98% 10/18/54 (a)(e)	770	501
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.895% 11/20/56 (a)(e)	$ 1,675	$ 1,173
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.98% 10/11/41 (a)(e)	2,520	2,016
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8225% 12/20/54 (e)	700	105
Series 2006-2 Class C1, 0.7425% 12/20/54 (e)	155	19
Series 2007-1:
Class 1C1, 0.5725% 12/20/54 (e)	940	113
Class 2C1, 0.7025% 12/20/54 (e)	500	60
Series 2007-2 Class 2C1, 0.7028% 12/17/54 (e)	1,355	203
Granite Mortgages PLC floater Series 2003-3 Class 1B, 1.41% 1/20/44 (e)	661	198
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.8216% 4/25/35 (e)	823	555
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 0.8994% 7/15/40 (a)(e)	490	457
Luminent Mortgage Trust floater Series 2006-1 Class A1, 0.5056% 4/25/36 (e)	2,484	1,135
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4756% 5/25/47 (e)	1,000	344
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4356% 2/25/37 (e)	3,880	1,714
Permanent Financing No. 8 PLC floater Class 3C, 1.17% 6/10/42 (e)	610	481
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	613	542
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.4571% 4/25/33 (e)	945	787
Series 2003-20 Class 1A1, 5.5% 7/25/33	943	810
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.3856% 7/25/36 (e)	3,351	3,174
Series 2006-5 Class A1, 0.3856% 6/25/36 (e)	5,767	5,425
WaMu Mortgage pass-thru certificates Series 2005-AR16 Class 1A3, 5.0885% 12/25/35 (e)	2,065	1,148
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 4.5277% 11/25/34 (e)	3,773	2,705
Series 2005-AR2 Class 1A2, 4.6417% 3/25/35 (e)	584	349
Series 2005-AR3 Class 2A1, 3.768% 3/25/35 (e)	251	210
Series 2006-AR8 Class 3A1, 5.2377% 4/25/36 (e)	2,913	2,370
TOTAL PRIVATE SPONSOR		35,481
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 10.9%
Fannie Mae:
planned amortization class:
Series 1994-23:
Class PX, 6% 8/25/23	$ 3,553	$ 3,759
Class PZ, 6% 2/25/24	2,769	3,077
Series 1999-15 Class PC, 6% 9/25/18	261	261
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,202
Series 1993-165 Class SH, 18.9159% 9/25/23 (e)(h)	139	163
Series 1999-17 Class PG, 6% 4/25/29	4,483	4,795
Series 2003-22 Class IO, 6% 4/25/33 (f)	3,510	551
Series 2003-26 Class KI, 5% 12/25/15 (f)	1,024	26
Series 2003-39 Class IA, 5.5% 10/25/22 (e)(f)	1,487	142
Series 2009-16 Class SA, 5.9844% 3/25/24 (e)(f)	4,360	370
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (g)	3,242	2,747
Series 339 Class 29, 5.5% 7/1/18 (f)	1,562	191
Series 348 Class 14, 6.5% 8/1/34 (f)	799	144
Series 351:
Class 12, 5.5% 4/1/34 (f)	593	99
Class 13, 6% 3/1/34 (f)	759	133
Series 359, Class 19 6% 7/1/35 (f)	780	126
Series 384 Class 6, 5% 7/25/37 (f)	3,784	568
Fannie Mae subordinate REMIC pass-thru certificates:
floater Series 2007-36 Class FG, 0.6656% 4/25/37 (e)	2,653	2,596
planned amortization class:
Series 1999-32 Class PL, 6% 7/25/29	3,279	3,525
Series 2001-52 Class YZ, 6.5% 10/25/31	185	200
Series 2001-63 Class TC, 6% 12/25/31	4,065	4,353
Series 2001-72 Class NZ, 6% 12/25/31	1,072	1,146
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,203
Series 2005-73 Class SA, 16.8594% 8/25/35 (e)	784	869
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	3,858	4,143
Series 2001-31 Class ZC, 6.5% 7/25/31	1,335	1,452
Series 2002-16 Class ZD, 6.5% 4/25/32	592	644
Series 2002-79 Class Z, 5.5% 11/25/22	2,270	2,373
Series 2003-80 Class CG, 6% 4/25/30	527	551
Series 2005-41 Class LA, 5.5% 5/25/35	3,122	3,296
Series 1999-33 Class PK, 6% 7/25/29	2,130	2,285
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Series 2003-21 Class SK, 7.8344% 3/25/33 (e)(f)(h)	$ 714	$ 132
Series 2003-3 Class HS, 7.3844% 9/25/16 (e)(f)(h)	34	2
Series 2003-35:
Class BS, 6.7344% 4/25/17 (e)(f)(h)	412	23
Class TQ, 7.2344% 5/25/18 (e)(f)	631	66
Series 2003-42:
Class HS, 6.8344% 12/25/17 (e)(f)(h)	5,794	469
Class SJ, 6.7844% 11/25/22 (e)(f)	733	65
Series 2003-48 Class HI, 5% 11/25/17 (f)	2,285	168
Series 2004-54 Class SW, 5.7344% 6/25/33 (e)(f)(h)	3,157	252
Series 2006-4 Class IT, 6% 10/25/35 (f)	346	30
Series 2007-36:
Class GO, 4/25/37 (g)	425	353
Class SG, 6.3344% 4/25/37 (e)(f)(h)	5,509	595
Series 2007-57 Class SA, 39.0262% 6/25/37 (e)(h)	2,892	4,348
Series 2007-66:
Class FB, 0.6656% 7/25/37 (e)	4,272	4,189
Class SB, 38.0062% 7/25/37 (e)(h)	787	1,252
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (e)	139	111
Class GY, 0% 5/15/37 (e)	171	130
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	4,108	4,388
Series 2104 Class PG, 6% 12/15/28	1,275	1,359
Series 2162 Class PH, 6% 6/15/29	429	462
Series 70 Class C, 9% 9/15/20	89	99
sequential payer Series 2114 Class ZM, 6% 1/15/29	586	627
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	1,426	1,514
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2958 Class TF, 0% 4/15/35 (e)	346	293
Series 3129 Class MF, 0% 7/15/34 (e)	249	252
Series 3222 Class HF, 0% 9/15/36 (e)	381	397
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	1,625	1,719
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2131 Class BG, 6% 3/15/29	$ 6,499	$ 6,945
Series 2137 Class PG, 6% 3/15/29	1,606	1,699
Series 2154 Class PT, 6% 5/15/29	2,495	2,639
Series 2435 Class VG, 6% 2/15/13	581	598
Series 2520 Class BE, 6% 11/15/32	1,970	2,126
Series 2585 Class KS, 7.3272% 3/15/23 (e)(f)(h)	376	42
Series 2590 Class YR, 5.5% 9/15/32 (f)	135	20
Series 2802 Class OB, 6% 5/15/34 (d)	3,375	3,676
Series 2810 Class PD, 6% 6/15/33	2,540	2,699
Series 3077 Class TO, 4/15/35 (g)	3,748	3,078
Series 3122 Class DS, 6.4272% 3/15/36 (e)(f)	3,365	428
sequential payer:
Series 2135 Class JE, 6% 3/15/29	1,780	1,905
Series 2274 Class ZM, 6.5% 1/15/31	662	714
Series 2281 Class ZB, 6% 3/15/30	789	850
Series 2502 Class ZC, 6% 9/15/32	1,747	1,877
Series 2564 Class ES, 7.3272% 2/15/22 (e)(f)(h)	534	28
Series 2575 Class ID, 5.5% 8/15/22 (f)	96	8
Series 2817 Class SD, 6.7772% 7/15/30 (e)(f)(h)	1,091	92
Series 3097 Class IA, 5.5% 3/15/33 (f)	3,079	369
Series 1658 Class GZ, 7% 1/15/24	1,921	2,092
Series 2587 Class IM, 6.5% 3/15/33 (f)	1,171	190
Series 2844:
Class SC, 45.0267% 8/15/24 (e)(h)	83	139
Class SD, 82.9035% 8/15/24 (e)(h)	122	286
Series 2957 Class SW, 5.7272% 4/15/35 (e)(f)	5,078	420
Series 3002 Class SN, 6.2272% 7/15/35 (e)(f)(h)	5,030	522
Ginnie Mae guaranteed REMIC pass-thru securities:
sequential payer Series 2002-42 Class ZA, 6% 6/20/32	1,631	1,744
Series 2004-32 Class GS, 6.2272% 5/16/34 (e)(f)(h)	1,184	165
TOTAL U.S. GOVERNMENT AGENCY		105,636
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $147,022)		141,117
Commercial Mortgage Securities - 1.3%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.2794% 2/14/43 (e)	$ 8,300	$ 7,506
Class PS1, 1.556% 2/14/43 (e)(f)	13,282	467
Bayview Commercial Asset Trust floater:
Series 2006-3A:
Class B1, 1.0656% 10/25/36 (a)(e)	245	37
Class B2, 1.6156% 10/25/36 (a)(e)	159	20
Class B3, 2.8656% 10/25/36 (a)(e)	286	37
Class M4, 0.6956% 10/25/36 (a)(e)	245	56
Class M5, 0.7456% 10/25/36 (a)(e)	311	62
Class M6, 0.8256% 10/25/36 (a)(e)	604	109
Series 2006-4A:
Class B1, 0.9656% 12/25/36 (a)(e)	96	21
Class B2, 1.5156% 12/25/36 (a)(e)	92	18
Class B3, 2.7156% 12/25/36 (a)(e)	169	30
Series 2007-1:
Class B1, 0.9356% 3/25/37 (a)(e)	143	26
Class B2, 1.4156% 3/25/37 (a)(e)	104	16
Class B3, 3.6156% 3/25/37 (a)(e)	297	36
Class M1, 0.5356% 3/25/37 (a)(e)	120	45
Class M2, 0.5556% 3/25/37 (a)(e)	93	30
Class M3, 0.5856% 3/25/37 (a)(e)	81	24
Class M4, 0.6356% 3/25/37 (a)(e)	62	17
Class M5, 0.6856% 3/25/37 (a)(e)	100	24
Class M6, 0.7656% 3/25/37 (a)(e)	143	31
Series 2007-2A:
Class B1, 1.8656% 7/25/37 (a)(e)	112	16
Class B2, 2.5156% 7/25/37 (a)(e)	95	13
Class B3, 3.6156% 7/25/37 (a)(e)	108	14
Class M4, 0.9156% 7/25/37 (a)(e)	138	28
Class M5, 1.0156% 7/25/37 (a)(e)	125	22
Class M6, 1.2656% 7/25/37 (a)(e)	155	23
Series 2007-3:
Class B1, 1.2156% 7/25/37 (a)(e)	96	19
Class B2, 1.8656% 7/25/37 (a)(e)	251	43
Class B3, 4.2656% 7/25/37 (a)(e)	129	19
Class M1, 0.5756% 7/25/37 (a)(e)	85	32
Class M2, 0.6056% 7/25/37 (a)(e)	89	31
Class M3, 0.6356% 7/25/37 (a)(e)	144	47
Class M4, 0.7656% 7/25/37 (a)(e)	229	67
Class M5, 0.8656% 7/25/37 (a)(e)	114	28
Class M6, 1.0656% 7/25/37 (a)(e)	89	21
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-4A:
Class B1, 2.8156% 9/25/37 (a)(e)	$ 133	$ 17
Class B2, 3.7156% 9/25/37 (a)(e)	493	59
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.3511% 5/15/35 (a)(e)(f)	25,625	949
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110	1,107
Class F, 7.734% 1/15/32	600	597
LB-UBS Commercial Mortgage Trust:
Series 2004-C2 Class XCP, 1.2332% 3/15/36 (a)(e)(f)	62,797	917
Series 2007-C1 Class XCP, 0.4737% 2/15/40 (e)(f)	14,259	205
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $19,781)		12,886
Cash Equivalents - 6.6%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.2%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $64,182)	$ 64,182	64,182
TOTAL INVESTMENT PORTFOLIO - 125.9% (Cost $1,223,697)		1,224,403
NET OTHER ASSETS - (25.9)%		(251,921)
NET ASSETS - 100%		$ 972,482
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
37 CBOT 2 Year U.S. Treasury Notes Index Contracts	Jan. 2010	$ 8,005	$ (17)

The face value of futures sold as a percentage of net assets - 0.8%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 3.7975% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2019	$ 1,100	$ 30
Receive semi-annually a fixed rate equal to 4.245% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2039	3,600	148
Receive semi-annually a fixed rate equal to 4.37% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2039	1,200	63
		$ 5,900	$ 241
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,677,000 or 1.5% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $87,000.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$64,182,000 due 9/01/09 at 0.20%
BNP Paribas Securities Corp.	$ 11,036
Banc of America Securities LLC	5,495
Bank of America, NA	13,738
Deutsche Bank Securities, Inc.	6,044
ING Financial Markets LLC	1,768
J.P. Morgan Securities, Inc.	10,990
Mizuho Securities USA, Inc.	5,495
Morgan Stanley & Co., Inc.	2,747
Societe Generale, New York Branch	6,869
$ 64,182
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Asset-Backed Securities	$ 41,211	$ -	$ 32,431	$ 8,780
Cash Equivalents	64,182	-	64,182	-
Collateralized Mortgage Obligations	141,117	-	140,820	297
Commercial Mortgage Securities	12,886	-	11,748	1,138
U.S. Government Agency - Mortgage Securities	965,007	-	965,007	-
Total Investments in Securities:	$ 1,224,403	$ -	$ 1,214,188	$ 10,215
Derivative Instruments:
Assets
Swap Agreements	$ 241	$ -	$ 241	$ -
Liabilities
Futures Contracts	$ (17)	$ (17)	$ -	$ -
Total Derivative Instruments:	$ 224	$ (17)	$ 241	$ -
Other Financial Instruments: Forward Commitments	$ (494)	$	$ (494)	$
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands) Investments in Securities:
Beginning Balance	$ 2,301
Total Realized Gain (Loss)	(105)
Total Unrealized Gain (Loss)	(3,506)
Cost of Purchases	571
Proceeds of Sales	(1,730)
Amortization/Accretion	(3,636)
Transfer in/out of Level 3	16,320
Ending Balance	$ 10,215
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (6,787)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (804)
Total Unrealized Gain (Loss)	804
Transfers in/out of Level 3:	-
Ending Balance	$ -
Realized gain (loss) on swap agreements for the period	$ (920)
The change in unrealized gain (loss) attributable to Level 3 swap agreements at August 31, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ -	$ (17)
Swap Agreements (b)	241	-
Total Value of Derivatives	$ 241	$ (17)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information

At August 31, 2009, the fund had a capital loss carryforward of approximately $119,650,000 of which $2,470,000, $14,312,000, $3,550,000, $14,493,000 and $84,825,000 will expire on August 31, 2013, 2014, 2015, 2016 and 2017, respectively.

The fund intends to elect to defer to its fiscal year ending August 31, 2010 approximately $15,571,000 of losses recognized during the period November 1, 2008 to August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2009

Assets
Investment in securities, at value (including repurchase agreements of $64,182) - See accompanying schedule: Unaffiliated issuers (cost $1,223,697)		$ 1,224,403
Commitment to sell securities on a delayed delivery basis	$ (106,515)
Receivable for securities sold on a delayed delivery basis	106,021	(494)
Receivable for investments sold, regular delivery		26,670
Receivable for swap agreements		173
Receivable for fund shares sold		823
Interest receivable		4,597
Unrealized appreciation on swap agreements		241
Other receivables		114
Total assets		1,256,527

Liabilities
Payable to custodian bank	$ 28
Payable for investments purchased Regular delivery	9,685
Delayed delivery	272,397
Payable for fund shares redeemed	1,068
Distributions payable	323
Accrued management fee	255
Distribution fees payable	47
Payable for daily variation on futures contracts	9
Other affiliated payables	120
Other payables and accrued expenses	113
Total liabilities		284,045

Net Assets		$ 972,482
Net Assets consist of:
Paid in capital		$ 1,112,243
Distributions in excess of net investment income		(3,933)
Accumulated undistributed net realized gain (loss) on investments		(136,264)
Net unrealized appreciation (depreciation) on investments		436
Net Assets		$ 972,482

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($47,169 ÷ 4,543 shares)	$ 10.38

Maximum offering price per share (100/96.00 of $10.38)	$ 10.81
Class T: Net Asset Value and redemption price per share ($40,125 ÷ 3,858 shares)	$ 10.40

Maximum offering price per share (100/96.00 of $10.40)	$ 10.83
Class B: Net Asset Value and offering price per share ($18,849 ÷ 1,816 shares)A	$ 10.38

Class C: Net Asset Value and offering price per share ($17,763 ÷ 1,713 shares)A	$ 10.37

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($838,297 ÷ 80,565 shares)	$ 10.41

Institutional Class: Net Asset Value, offering price and redemption price per share ($10,279 ÷ 991 shares)	$ 10.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2009

Investment Income
Interest		$ 56,792

Expenses
Management fee	$ 3,339
Transfer agent fees	1,225
Distribution fees	601
Fund wide operations fee	314
Independent trustees' compensation	4
Miscellaneous	7
Total expenses before reductions	5,490
Expense reductions	(1)	5,489
Net investment income		51,303
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,602
Futures contracts	(628)
Swap agreements	(3,833)
Total net realized gain (loss)		5,141
Change in net unrealized appreciation (depreciation) on: Investment securities	17,942
Futures contracts	87
Swap agreements	2,248
Delayed delivery commitments	1,062
Total change in net unrealized appreciation (depreciation)		21,339
Net gain (loss)		26,480
Net increase (decrease) in net assets resulting from operations		$ 77,783

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2009	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 51,303	$ 65,979
Net realized gain (loss)	5,141	(102,798)
Change in net unrealized appreciation (depreciation)	21,339	41,977
Net increase (decrease) in net assets resulting from operations	77,783	5,158
Distributions to shareholders from net investment income	(50,530)	(68,876)
Share transactions - net increase (decrease)	(238,081)	(404,510)
Total increase (decrease) in net assets	(210,828)	(468,228)

Net Assets
Beginning of period	1,183,310	1,651,538
End of period (including distributions in excess of net investment income of $3,993 and distributions in excess of net investment income of $5,466, respectively)	$ 972,482	$ 1,183,310

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,

2009

2008

2007

2006 I

2005 J

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.33	$ 11.30
Income from Investment Operations
Net investment income E	.464	.467	.521	.404	.408	.365
Net realized and unrealized gain (loss)	.283	(.461)	(.401)	(.021)	(.267)	.181
Total from investment operations	.747	.006	.120	.383	.141	.546
Distributions from net investment income	(.457)	(.486)	(.520)	(.403)	(.421)	(.366)
Distributions from net realized gain	-	-	-	-	(.060)	(.150)
Total distributions	(.457)	(.486)	(.520)	(.403)	(.481)	(.516)
Net asset value, end of period	$ 10.38	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.33
Total Return B, C, D	7.63%	.06%	1.04%	3.56%	1.26%	4.97%
Ratios to Average Net Assets F, H
Expenses before reductions	.84%	.85%	.79%	.74% A	.82%	.86%
Expenses net of fee waivers, if any	.84%	.85%	.79%	.74% A	.82%	.86%
Expenses net of all reductions	.84%	.85%	.78%	.74% A	.82%	.86%
Net investment income	4.59%	4.52%	4.77%	4.44% A	3.65%	3.24%
Supplemental Data
Net assets, end of period (in millions)	$ 47	$ 39	$ 54	$ 54	$ 50	$ 55
Portfolio turnover rate G	476%	397%	409%	232% A	183%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,

2009

2008

2007

2006 I

2005 J

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 10.59	$ 10.99	$ 11.00	$ 11.34	$ 11.31
Income from Investment Operations
Net investment income E	.466	.470	.519	.399	.400	.353
Net realized and unrealized gain (loss)	.282	(.462)	(.403)	(.012)	(.268)	.181
Total from investment operations	.748	.008	.116	.387	.132	.534
Distributions from net investment income	(.458)	(.488)	(.516)	(.397)	(.412)	(.354)
Distributions from net realized gain	-	-	-	-	(.060)	(.150)
Total distributions	(.458)	(.488)	(.516)	(.397)	(.472)	(.504)
Net asset value, end of period	$ 10.40	$ 10.11	$ 10.59	$ 10.99	$ 11.00	$ 11.34
Total Return B, C, D	7.62%	.07%	1.01%	3.59%	1.18%	4.86%
Ratios to Average Net Assets F, H
Expenses before reductions	.83%	.83%	.82%	.81% A	.89%	.96%
Expenses net of fee waivers, if any	.83%	.83%	.82%	.81% A	.89%	.96%
Expenses net of all reductions	.83%	.83%	.82%	.81% A	.89%	.96%
Net investment income	4.60%	4.53%	4.73%	4.37% A	3.57%	3.14%
Supplemental Data
Net assets, end of period (in millions)	$ 40	$ 41	$ 68	$ 89	$ 126	$ 131
Portfolio turnover rate G	476%	397%	409%	232% A	183%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,

2009

2008

2007

2006 I

2005 J

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.32	$ 11.30
Income from Investment Operations
Net investment income E	.398	.400	.443	.336	.323	.278
Net realized and unrealized gain (loss)	.283	(.461)	(.401)	(.022)	(.257)	.172
Total from investment operations	.681	(.061)	.042	.314	.066	.450
Distributions from net investment income	(.391)	(.419)	(.442)	(.334)	(.336)	(.280)
Distributions from net realized gain	-	-	-	-	(.060)	(.150)
Total distributions	(.391)	(.419)	(.442)	(.334)	(.396)	(.430)
Net asset value, end of period	$ 10.38	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.32
Total Return B, C, D	6.93%	(.58)%	.32%	2.91%	.58%	4.08%
Ratios to Average Net Assets F, H
Expenses before reductions	1.50%	1.50%	1.50%	1.50% A	1.58%	1.63%
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.50% A	1.58%	1.63%
Expenses net of all reductions	1.50%	1.50%	1.50%	1.50% A	1.58%	1.63%
Net investment income	3.93%	3.86%	4.05%	3.68% A	2.89%	2.48%
Supplemental Data
Net assets, end of period (in millions)	$ 19	$ 32	$ 50	$ 74	$ 101	$ 134
Portfolio turnover rate G	476%	397%	409%	232% A	183%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,

2009

2008

2007

2006 I

2005 J

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 10.56	$ 10.96	$ 10.98	$ 11.31	$ 11.29
Income from Investment Operations
Net investment income E	.390	.389	.434	.328	.316	.273
Net realized and unrealized gain (loss)	.284	(.459)	(.401)	(.021)	(.257)	.172
Total from investment operations	.674	(.070)	.033	.307	.059	.445
Distributions from net investment income	(.384)	(.410)	(.433)	(.327)	(.329)	(.275)
Distributions from net realized gain	-	-	-	-	(.060)	(.150)
Total distributions	(.384)	(.410)	(.433)	(.327)	(.389)	(.425)
Net asset value, end of period	$ 10.37	$ 10.08	$ 10.56	$ 10.96	$ 10.98	$ 11.31
Total Return B, C, D	6.86%	(.68)%	.25%	2.85%	.52%	4.04%
Ratios to Average Net Assets F, H
Expenses before reductions	1.57%	1.60%	1.58%	1.57% A	1.64%	1.68%
Expenses net of fee waivers, if any	1.57%	1.60%	1.58%	1.57% A	1.64%	1.68%
Expenses net of all reductions	1.57%	1.60%	1.58%	1.57% A	1.64%	1.68%
Net investment income	3.86%	3.77%	3.97%	3.61% A	2.82%	2.42%
Supplemental Data
Net assets, end of period (in millions)	$ 18	$ 15	$ 23	$ 31	$ 41	$ 58
Portfolio turnover rate G	476%	397%	409%	232% A	183%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Mortgage Securities Fund

Years ended August 31,

2009

2008

2007

2006 H

2005 I

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 10.59	$ 10.99	$ 11.01	$ 11.34	$ 11.31
Income from Investment Operations
Net investment income D	.505	.509	.559	.432	.438	.390
Net realized and unrealized gain (loss)	.292	(.462)	(.403)	(.023)	(.257)	.183
Total from investment operations	.797	.047	.156	.409	.181	.573
Distributions from net investment income	(.497)	(.527)	(.556)	(.429)	(.451)	(.393)
Distributions from net realized gain	-	-	-	-	(.060)	(.150)
Total distributions	(.497)	(.527)	(.556)	(.429)	(.511)	(.543)
Net asset value, end of period	$ 10.41	$ 10.11	$ 10.59	$ 10.99	$ 11.01	$ 11.34
Total Return B, C	8.14%	.46%	1.38%	3.80%	1.61%	5.21%
Ratios to Average Net Assets E, G
Expenses before reductions	.45%	.45%	.45%	.45% A	.55%	.62%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45% A	.55%	.62%
Expenses net of all reductions	.45%	.45%	.45%	.45% A	.55%	.62%
Net investment income	4.99%	4.91%	5.10%	4.73% A	3.91%	3.48%
Supplemental Data
Net assets, end of period (in millions)	$ 838	$ 1,049	$ 1,446	$ 1,612	$ 1,807	$ 1,525
Portfolio turnover rate F	476%	397%	409%	232% A	183%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

I For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,

2009

2008

2007

2006 H

2005 I

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 10.56	$ 10.97	$ 10.98	$ 11.32	$ 11.29
Income from Investment Operations
Net investment income D	.496	.499	.548	.424	.432	.387
Net realized and unrealized gain (loss)	.284	(.461)	(.411)	(.011)	(.266)	.182
Total from investment operations	.780	.038	.137	.413	.166	.569
Distributions from net investment income	(.490)	(.518)	(.547)	(.423)	(.446)	(.389)
Distributions from net realized gain	-	-	-	-	(.060)	(.150)
Total distributions	(.490)	(.518)	(.547)	(.423)	(.506)	(.539)
Net asset value, end of period	$ 10.37	$ 10.08	$ 10.56	$ 10.97	$ 10.98	$ 11.32
Total Return B, C	7.98%	.37%	1.20%	3.85%	1.48%	5.19%
Ratios to Average Net Assets E, G
Expenses before reductions	.52%	.54%	.53%	.52% A	.60%	.66%
Expenses net of fee waivers, if any	.52%	.54%	.53%	.52% A	.60%	.66%
Expenses net of all reductions	.52%	.54%	.53%	.52% A	.60%	.66%
Net investment income	4.92%	4.83%	5.02%	4.66% A	3.87%	3.45%
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 7	$ 10	$ 14	$ 16	$ 13
Portfolio turnover rate F	476%	397%	409%	232% A	183%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

I For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Fidelity Mortgage Securities Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 26, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 27,421
Unrealized depreciation	(39,087)
Net unrealized appreciation (depreciation)	$ (11,666)
Undistributed ordinary income	$ 7,125
Capital loss carryforward	$ (119,650)

Cost for federal income tax purposes	$ 1,236,069

The tax character of distributions paid was as follows:

	August 31, 2009	August 31, 2008
Ordinary Income	$ 50,530	$ 68,876

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts and swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include interest rate risk, and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Investments in Derivative Instruments - continued

Futures Contracts - continued

face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements. The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest

Annual Report

4. Investments in Derivative Instruments - continued

Swap Agreements - continued

rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Investments in Derivative Instruments - continued

Swap Agreements - continued

Risks of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $0 representing 0% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $0. The value of assets posted as collateral, net of assets received as collateral, for these swaps was $0. If a defined credit event had occurred as of period end, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $0 in addition to the collateral to settle these swaps.

The value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Annual Report

4. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments - continued

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ (1,873)	$ 1,694
Interest Rate Risk
Futures Contracts	(628)	87
Swap Agreements	(1,960)	554
Total Interest Rate Risk	(2,588)	641
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ (4,461)	$ 2,335

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(628) for futures contracts and $(3,833) for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $87 for futures contracts and $2,248 for swap agreements.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $54,076 and $111,681, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 110	$ 7
Class T	0%	.25%	102	1
Class B	.65%	.25%	226	163
Class C	.75%	.25%	163	13
			$ 601	$ 184

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5
Class T	2
Class B*	28
Class C*	3
$ 38

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities Fund.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 106.24
Class T	95.23
Class B	63.25
Class C	36.22
Fidelity Mortgage Securities Fund	910.10
Institutional Class	15.17
	$ 1,225

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2009	2008
From net investment income
Class A	$ 1,983	$ 2,205
Class T	1,853	2,500
Class B	978	1,654
Class C	620	733
Fidelity Mortgage Securities Fund	44,678	61,360
Institutional Class	418	424
Total	$ 50,530	$ 68,876

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2009	2008	2009	2008
Class A
Shares sold	2,474	1,233	$ 24,968	$ 12,720
Reinvestment of distributions	165	189	1,668	1,952
Shares redeemed	(1,982)	(2,645)	(20,013)	(27,288)
Net increase (decrease)	657	(1,223)	$ 6,623	$ (12,616)
Class T
Shares sold	1,301	652	$ 13,201	$ 6,745
Reinvestment of distributions	171	227	1,730	2,348
Shares redeemed	(1,650)	(3,306)	(16,700)	(34,313)
Net increase (decrease)	(178)	(2,427)	$ (1,769)	$ (25,220)
Class B
Shares sold	206	74	$ 2,067	$ 761
Reinvestment of distributions	81	133	816	1,376
Shares redeemed	(1,630)	(1,820)	(16,469)	(18,803)
Net increase (decrease)	(1,343)	(1,613)	$ (13,586)	$ (16,666)
Class C
Shares sold	763	130	$ 7,725	$ 1,330
Reinvestment of distributions	46	57	464	589
Shares redeemed	(595)	(838)	(6,012)	(8,656)
Net increase (decrease)	214	(651)	$ 2,177	$ (6,737)

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2009	2008	2009	2008
Fidelity Mortgage Securities Fund
Shares sold	12,549	12,801	$ 127,161	$ 131,962
Reinvestment of distributions	4,064	5,511	41,091	57,031
Shares redeemed	(39,799)	(51,088)	(402,497)	(529,926)
Net increase (decrease)	(23,186)	(32,776)	$ (234,245)	$ (340,933)
Institutional Class
Shares sold	768	224	$ 7,757	$ 2,294
Reinvestment of distributions	28	32	287	335
Shares redeemed	(529)	(482)	(5,325)	(4,967)
Net increase (decrease)	267	(226)	$ 2,719	$ (2,338)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Mortgage Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Mortgage Securities Fund (a fund of Fidelity Advisor Series II) at August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Mortgage Securities Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 26, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 187 funds advised by FMR or an affiliate. Mr. Curvey oversees 407 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (68)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The fund designates $32,473,369 of distributions paid during the period January 1, 2008 to August 31, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mortgage Securities Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AMOR-UANN-1009
1.784762.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Mortgage Securities
Fund - Institutional Class

Annual Report

August 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2009	Past 1 year	Past 5 years	Past 10 years
Institutional Class	7.98%	3.11%	5.15%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Mortgage Securities Fund - Institutional Class on August 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. MBS Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: While the positive returns of taxable bonds were more encouraging than the negative returns posted by major equity indexes for the year ending August 31, 2009, fixed-income securities rode their own wave of volatility. As the credit crisis resulting from a meltdown in the subprime mortgage market deepened in the beginning of the period, bond investors fled from lower-quality debt instruments and flocked to those with backing from the U.S. government. With government interventions around the world beginning to take root in the later months of the period, however, credit conditions improved and signs of stabilization among certain economic indicators emerged, eliciting greater demand for risk. Consequently, bonds further out on the risk spectrum boasted the largest returns. For the year overall, U.S. investment-grade bonds gained 7.94%, as measured by the Barclays Capital U.S. Aggregate Bond Index.

Comments from William Irving, Portfolio Manager of Fidelity® Advisor Mortgage Securities Fund: For the year, the fund's Class A, Class T, Class B and Class C shares rose 7.63%, 7.62%, 6.93% and 6.86%, respectively (excluding sales charges), while the Barclays Capital U.S. MBS Index gained 9.80%. Early in the period, government-backed mortgage-backed securities (MBS) benefited from a flight to safety, although non-agency MBS - those issued by banks and other financial companies - did not. More recently, both were bolstered by the Federal Reserve's purchases of mortgage securities. Much of the fund's underperformance occurred early in the period and stemmed from its overweighting in non-agency holdings and its small out-of-index investments in asset-backed securities and commercial mortgage-backed securities. Our recent strong gains in these sectors were not enough to fully offset what was lost early on. In contrast, holdings with prepayment protection helped, including out-of-index investments in collateralized mortgage obligations (CMOs) and hybrid adjustable-rate mortgage securities (ARMs). CMOs' cash flows are carved into classes, each with its own expected maturity and cash flow pattern. Hybrid ARMs are backed by 30-year amortizing loans that carry a relatively low fixed interest rate for an initial period and then convert to ARMs, with an interest rate resetting periodically. I also favored securities backed by "seasoned" mortgages - those that have not been refinanced when the borrowers were presented with opportunities to do so at attractive levels - and higher-coupon issues as well.

Comments from William Irving, Portfolio Manager of Fidelity® Advisor Mortgage Securities Fund: For the year, the fund's Institutional Class shares rose 7.98% and the Barclays Capital U.S. MBS Index gained 9.80%. Early in the period, government-backed mortgage-backed securities (MBS) benefited from a flight to safety, although non-agency MBS - those issued by banks and other financial companies - did not. More recently, both were bolstered by the Federal Reserve's purchases of mortgage securities. Much of the fund's underperformance occurred early in the period and stemmed from its overweighting in non-agency holdings and its small out-of-index investments in asset-backed securities and commercial mortgage-backed securities. Our recent strong gains in these sectors were not enough to fully offset what was lost early on. In contrast, holdings with prepayment protection helped, including out-of-index investments in collateralized mortgage obligations (CMOs) and hybrid adjustable-rate mortgage securities (ARMs). CMOs' cash flows are carved into classes, each with its own expected maturity and cash flow pattern. Hybrid ARMs are backed by 30-year amortizing loans that carry a relatively low fixed interest rate for an initial period and then convert to ARMs, with an interest rate resetting periodically. I also favored securities backed by "seasoned" mortgages - those that have not been refinanced when the borrowers were presented with opportunities to do so at attractive levels - and higher-coupon issues as well.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Class A	.83%
Actual		$ 1,000.00	$ 1,059.90	$ 4.31
HypotheticalA		$ 1,000.00	$ 1,021.02	$ 4.23
Class T	.81%
Actual		$ 1,000.00	$ 1,059.90	$ 4.21
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 4.13
Class B	1.49%
Actual		$ 1,000.00	$ 1,056.40	$ 7.72
HypotheticalA		$ 1,000.00	$ 1,017.69	$ 7.58
Class C	1.54%
Actual		$ 1,000.00	$ 1,056.20	$ 7.98
HypotheticalA		$ 1,000.00	$ 1,017.44	$ 7.83
Fidelity Mortgage Securities Fund	.45%
Actual		$ 1,000.00	$ 1,062.80	$ 2.34
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,061.70	$ 2.65
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.60

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of August 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Less than 4%	6.2	5.6
4 - 4.99%	18.0	6.5
5 - 5.99%	40.4	45.2
6 - 6.99%	26.0	35.3
7% and over	4.1	5.2
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2009
6 months ago
Years	4.1	3.5

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2009
6 months ago
Years	2.1	2.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2009*		As of February 28, 2009**
	Mortgage Securities 99.2%		Mortgage Securities 115.1%
	CMOs and Other Mortgage Related Securities 15.8%		CMOs and Other Mortgage Related Securities 19.7%
	Asset-Backed Securities 4.3%		Asset-Backed Securities 4.8%
	Short-Term Investments and Net Other Assets† (19.3)%		Short-Term Investments and Net Other Assets† (39.6)%
* Foreign investments	0.6%	** Foreign investments	0.7%
* Futures and Swaps	1.4%	** Futures and Swaps	(4.4)%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments August 31, 2009

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 99.2%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 58.6%
3.283% 3/1/35 (e)	$ 92	$ 94
3.321% 9/1/34 (e)	969	997
3.828% 7/1/35 (e)	829	850
3.963% 1/1/35 (e)	2,221	2,274
4% 9/14/39 (b)	16,000	15,640
4% 9/14/39 (b)	10,000	9,775
4.209% 11/1/36 (e)	122	126
4.274% 11/1/36 (e)	2,400	2,470
4.275% 6/1/36 (e)	129	134
4.299% 3/1/33 (e)	67	69
4.344% 3/1/34 (e)	1,673	1,723
4.425% 3/1/35 (e)	246	254
4.5% 5/1/23 to 8/1/39	51,982	52,375
4.5% 9/17/24 (b)	10,000	10,277
4.5% 9/17/24 (b)	10,000	10,277
4.5% 9/14/39 (b)(c)	19,000	19,088
4.5% 10/14/39 (b)(c)	24,000	24,024
4.534% 10/1/33 (e)	113	116
4.59% 8/1/35 (e)	672	695
4.643% 7/1/35 (e)	154	159
4.717% 11/1/35 (e)	925	966
4.727% 9/1/35 (e)	905	943
4.862% 1/1/35 (e)	490	502
4.982% 7/1/35 (e)	38	40
4.996% 4/1/35 (e)	360	372
5% 9/1/16 to 8/1/39	83,332	86,077
5% 9/1/24 (b)(c)	14,000	14,586
5% 9/17/24 (b)	1,000	1,042
5.128% 7/1/35 (e)	388	399
5.27% 2/1/37 (e)	1,675	1,733
5.307% 7/1/35 (e)	745	782
5.349% 6/1/36 (e)	1,689	1,772
5.5% 6/1/11 to 7/1/38	116,025	121,510
5.5% 9/1/24 (b)	1,500	1,578
5.5% 9/14/39 (b)	6,500	6,762
5.573% 10/1/36 (e)	285	300
5.731% 9/1/36 (e)	794	824
5.773% 3/1/36 (e)	2,670	2,797
5.823% 7/1/36 (e)	564	599
5.848% 3/1/36 (e)	1,729	1,835
5.863% 5/1/36 (e)	483	512
5.87% 3/1/36 (e)	1,370	1,444
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.936% 9/1/36 (e)	$ 407	$ 424
5.952% 4/1/36 (e)	398	421
5.99% 4/1/36 (e)	5,127	5,423
6% 3/1/11 to 11/1/38	96,597	102,517
6% 9/17/24 (b)	4,000	4,251
6% 9/1/39 (b)(c)	7,250	7,626
6% 9/14/39 (b)	1,000	1,052
6.025% 9/1/36 (e)	697	740
6.091% 9/1/36 (e)	478	497
6.106% 4/1/36 (e)	734	776
6.203% 5/1/36 (e)	1,523	1,605
6.245% 8/1/46 (e)	264	281
6.251% 6/1/36 (e)	2,934	3,089
6.349% 5/1/36 (e)	1,282	1,350
6.433% 4/1/37 (e)	887	942
6.499% 12/1/36 (e)	202	215
6.5% 5/1/12 to 5/1/38	26,002	27,979
6.555% 12/1/36 (e)	285	302
6.735% 5/1/37 (e)	31	33
6.784% 9/1/37 (e)	470	496
6.788% 9/1/37 (e)	1,130	1,200
6.861% 9/1/37 (e)	514	545
7% 12/1/15 to 5/1/30	4,099	4,483
7.082% 9/1/37 (e)	680	722
7.5% 8/1/22 to 9/1/32	2,374	2,605
8% 12/1/29 to 3/1/37	158	175
8.5% 1/1/16 to 7/1/31	212	237
9% 2/1/13 to 10/1/30	478	542
9.5% 11/1/09 to 8/1/22	69	78
11% 8/1/10	3	3
12.25% 5/1/15	7	7
12.5% 8/1/15 to 3/1/16	16	19
12.75% 2/1/15	4	4
13.5% 9/1/14	3	4
		569,435
Freddie Mac - 23.6%
2.978% 5/1/34 (e)	27	27
3.156% 2/1/34 (e)	164	168
3.478% 3/1/35 (e)	169	173
3.822% 12/1/33 (e)	940	966
4.025% 6/1/33 (e)	1,754	1,818
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.035% 6/1/35 (e)	$ 256	$ 266
4.11% 3/1/34 (e)	2,084	2,148
4.337% 11/1/31 (e)	55	56
4.5% 5/1/35 (e)	447	461
4.707% 11/1/35 (e)	893	919
4.726% 3/1/35 (e)	493	502
4.793% 2/1/36 (e)	215	224
5% 9/17/24 (b)(c)	2,500	2,603
5% 7/1/33 to 6/1/38	36,090	37,238
5% 9/14/39 (b)	7,000	7,183
5.034% 4/1/35 (e)	106	110
5.149% 10/1/33 (e)	1,259	1,286
5.479% 4/1/37 (e)	327	338
5.497% 1/1/37 (e)	1,599	1,658
5.5% 12/1/13 to 1/1/38	35,121	36,887
5.5% 9/14/39 (b)	14,000	14,581
5.5% 9/14/39 (b)	22,000	22,912
5.669% 10/1/35 (e)	216	229
5.737% 5/1/37 (e)	577	597
5.778% 3/1/37 (e)	1,597	1,626
5.787% 4/1/37 (e)	1,713	1,764
5.823% 6/1/37 (e)	1,303	1,353
5.95% 4/1/36 (e)	1,169	1,235
6% 4/1/14 to 7/1/37	31,918	34,035
6.079% 6/1/36 (e)	985	1,033
6.116% 10/1/36 (e)	117	124
6.137% 12/1/36 (e)	811	855
6.157% 4/1/37 (e)	442	465
6.204% 8/1/36 (e)	2,993	3,142
6.22% 7/1/36 (e)	533	560
6.24% 3/1/36 (e)	2,615	2,777
6.281% 10/1/36 (e)	2,813	2,965
6.419% 6/1/37 (e)	167	177
6.429% 12/1/36 (e)	1,350	1,433
6.5% 4/1/11 to 3/1/37	22,109	23,763
6.602% 1/1/37 (e)	1,584	1,676
6.619% 6/1/37 (e)	186	198
6.644% 6/1/36 (e)	350	371
6.651% 8/1/37 (e)	1,088	1,155
7% 6/1/21 to 9/1/36	5,807	6,329
7.148% 2/1/37 (e)	195	207
7.347% 4/1/37 (e)	78	83
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
7.5% 11/1/10 to 7/1/34	$ 7,882	$ 8,638
8% 11/1/16 to 1/1/37	218	242
8.5% 6/1/16 to 9/1/20	23	25
9% 7/1/13 to 5/1/21	190	212
10% 3/1/11 to 5/1/19	33	37
10.5% 8/1/10 to 2/1/16	2	2
12.5% 10/1/12 to 12/1/14	21	23
13% 12/1/13 to 6/1/15	53	60
		229,915
Government National Mortgage Association - 17.0%
4.5% 4/15/39 to 8/15/39	41,939	42,354
4.5% 9/21/39 (b)(c)	10,000	10,075
5% 1/20/33 to 2/20/39	6,596	6,829
5% 9/21/39 (b)	5,000	5,143
5% 9/21/39 (b)	3,000	3,086
5% 9/21/39 (b)	7,000	7,201
5% 9/21/39 (b)	8,000	8,229
5% 9/21/39 (b)	19,000	19,545
5.5% 12/15/38	210	220
5.5% 9/21/39 (b)	8,000	8,351
5.5% 9/21/39 (b)(c)	34,000	35,492
6% 1/15/36	6,639	7,073
6.5% 5/15/28 to 7/15/36	6,005	6,488
7% 2/15/24 to 7/15/32	3,045	3,316
7.5% 9/15/16 to 4/15/32	1,027	1,128
8% 6/15/21 to 12/15/25	384	423
8.5% 8/15/16 to 10/15/28	570	641
9% 11/20/17	2	2
10.5% 12/20/15 to 2/20/18	53	61
		165,657
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $939,789)		965,007
Asset-Backed Securities - 4.3%

Bear Stearns Asset Backed Securities I Trust Series 2006-HE1 Class 1A2, 0.4856% 12/25/35 (e)	2,750	2,412
C-BASS Trust Series 2006-CB7 Class A2, 0.3256% 10/25/36 (e)	221	200
Capital Auto Receivables Asset Trust Series 2007-SN1 Class D, 6.05% 1/17/12	970	897
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3856% 1/25/37 (e)	$ 22	$ 22
Series 2007-11 Class 2A1, 0.3256% 6/25/47 (e)	3,386	3,208
Series 2007-4 Class A1A, 0.3856% 9/25/37 (e)	2,700	2,537
Series 2007-5 Class 2A1, 0.3656% 4/25/29 (e)	1,650	1,466
First Franklin Mortgage Loan Trust Series 2006-FF5 Class 2A2, 0.3756% 4/25/36 (e)	140	135
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (a)	715	623
Series 2007-A Class D, 7.05% 12/15/13 (a)	350	308
GSAMP Trust:
Series 2004-AR1 Class B4, 5% 6/25/34 (a)(e)	158	12
Series 2004-AR2 Class B1, 2.1656% 8/25/34 (e)	796	66
Series 2006-HE6 Class A1, 0.2956% 8/25/36 (e)	1,036	995
Series 2006-HE8 Class A2A, 0.3356% 1/25/37 (e)	721	694
Home Equity Asset Trust Series 2006-8 Class 2A1, 0.3156% 3/25/37 (e)	30	27
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (a)	10,913	5,675
Long Beach Mortgage Loan Trust Series 2006-8 Class 2A1, 0.3056% 9/25/36 (e)	37	37
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1 Class A2A, 0.3356% 7/25/37 (e)	287	274
Morgan Stanley ABS Capital I Trust:
Series 2005-3 Class A3, 0.6456% 8/25/35 (e)	4,657	4,178
Series 2006-HE6 Class A2A, 0.3056% 9/25/36 (e)	230	226
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.3656% 4/25/37 (e)	743	606
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 0.3156% 11/25/36 (e)	57	53
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (f)	3,002	600
Series 2006-4 Class AIO, 6.35% 2/27/12 (f)	4,205	552
Series 2007-1 Class AIO, 7.27% 4/25/12 (f)	6,370	1,056
Series 2007-2 Class AIO, 6.7% 7/25/12 (f)	4,540	726
NovaStar Mortgage Funding Trust Series 2006-6 Class A2A, 0.3356% 1/25/37 (e)	60	59
Ocala Funding LLC Series 2006-1A Class A, 1.6725% 3/20/11 (a)(e)	2,100	777
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3556% 5/25/37 (e)	173	160
Series 2007-6 Class 2A1, 0.3256% 7/25/37 (e)	202	188
RAMP Trust Series 2006-RS4 Class A2, 0.3756% 7/25/36 (e)	2,418	2,290
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	$ 388	$ 281
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3356% 2/25/37 (e)	206	191
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9856% 1/25/36 (e)	500	7
Series 2006-FR4 Class A2A, 0.3456% 8/25/36 (e)	248	125
Series 2007-NC1 Class A2A, 0.3156% 12/25/36 (e)	156	140
Structured Asset Investment Loan Trust Series 2006-BNC3 Class A2, 0.3056% 9/25/36 (e)	2,829	2,729
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 0.6956% 5/25/35 (e)	1,995	890
Series 2007-BC4 Class A3, 0.535% 11/25/37 (e)	2,000	1,820
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3556% 6/25/37 (e)	4,446	3,576
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (a)	1,148	0*
Series 2006-7 Class N1, 5.926% 10/25/46 (a)	912	0*
Series 2006-8 Class N1, 6.048% 10/25/46 (a)	1,160	0*
Wells Fargo Home Equity Trust Series 2006-2 Class A2, 0.3656% 7/25/36 (e)	408	393
TOTAL ASSET-BACKED SECURITIES (Cost $52,923)		41,211
Collateralized Mortgage Obligations - 14.5%

Private Sponsor - 3.6%
American Home Mortgage Investment Trust floater Series 2004-2 Class 4A5, 2.8488% 2/25/44 (e)	4,532	4,230
Banc of America Mortgage Securities, Inc.:
Series 2004-1 Class 2A2, 4.6617% 10/25/34 (e)	1,505	1,268
Series 2004-A Class 2A2, 5.4508% 2/25/34 (e)	1,208	1,036
Series 2005-H:
Class 1A1, 4.6982% 9/25/35 (e)	174	136
Class 2A2, 4.805% 9/25/35 (e)	1,711	772
Citigroup Mortgage Loan Trust Series 2006-AR7 Class 1A1, 5.3902% 11/25/36 (e)	191	106
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 2.6133% 1/28/32 (a)(e)	223	131
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 5.0255% 10/25/34 (e)	1,577	1,208
Fosse Master Issuer PLC floater Series 2006-1A Class C2, 0.98% 10/18/54 (a)(e)	770	501
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.895% 11/20/56 (a)(e)	$ 1,675	$ 1,173
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.98% 10/11/41 (a)(e)	2,520	2,016
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8225% 12/20/54 (e)	700	105
Series 2006-2 Class C1, 0.7425% 12/20/54 (e)	155	19
Series 2007-1:
Class 1C1, 0.5725% 12/20/54 (e)	940	113
Class 2C1, 0.7025% 12/20/54 (e)	500	60
Series 2007-2 Class 2C1, 0.7028% 12/17/54 (e)	1,355	203
Granite Mortgages PLC floater Series 2003-3 Class 1B, 1.41% 1/20/44 (e)	661	198
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.8216% 4/25/35 (e)	823	555
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 0.8994% 7/15/40 (a)(e)	490	457
Luminent Mortgage Trust floater Series 2006-1 Class A1, 0.5056% 4/25/36 (e)	2,484	1,135
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4756% 5/25/47 (e)	1,000	344
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4356% 2/25/37 (e)	3,880	1,714
Permanent Financing No. 8 PLC floater Class 3C, 1.17% 6/10/42 (e)	610	481
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	613	542
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.4571% 4/25/33 (e)	945	787
Series 2003-20 Class 1A1, 5.5% 7/25/33	943	810
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.3856% 7/25/36 (e)	3,351	3,174
Series 2006-5 Class A1, 0.3856% 6/25/36 (e)	5,767	5,425
WaMu Mortgage pass-thru certificates Series 2005-AR16 Class 1A3, 5.0885% 12/25/35 (e)	2,065	1,148
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 4.5277% 11/25/34 (e)	3,773	2,705
Series 2005-AR2 Class 1A2, 4.6417% 3/25/35 (e)	584	349
Series 2005-AR3 Class 2A1, 3.768% 3/25/35 (e)	251	210
Series 2006-AR8 Class 3A1, 5.2377% 4/25/36 (e)	2,913	2,370
TOTAL PRIVATE SPONSOR		35,481
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 10.9%
Fannie Mae:
planned amortization class:
Series 1994-23:
Class PX, 6% 8/25/23	$ 3,553	$ 3,759
Class PZ, 6% 2/25/24	2,769	3,077
Series 1999-15 Class PC, 6% 9/25/18	261	261
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,202
Series 1993-165 Class SH, 18.9159% 9/25/23 (e)(h)	139	163
Series 1999-17 Class PG, 6% 4/25/29	4,483	4,795
Series 2003-22 Class IO, 6% 4/25/33 (f)	3,510	551
Series 2003-26 Class KI, 5% 12/25/15 (f)	1,024	26
Series 2003-39 Class IA, 5.5% 10/25/22 (e)(f)	1,487	142
Series 2009-16 Class SA, 5.9844% 3/25/24 (e)(f)	4,360	370
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (g)	3,242	2,747
Series 339 Class 29, 5.5% 7/1/18 (f)	1,562	191
Series 348 Class 14, 6.5% 8/1/34 (f)	799	144
Series 351:
Class 12, 5.5% 4/1/34 (f)	593	99
Class 13, 6% 3/1/34 (f)	759	133
Series 359, Class 19 6% 7/1/35 (f)	780	126
Series 384 Class 6, 5% 7/25/37 (f)	3,784	568
Fannie Mae subordinate REMIC pass-thru certificates:
floater Series 2007-36 Class FG, 0.6656% 4/25/37 (e)	2,653	2,596
planned amortization class:
Series 1999-32 Class PL, 6% 7/25/29	3,279	3,525
Series 2001-52 Class YZ, 6.5% 10/25/31	185	200
Series 2001-63 Class TC, 6% 12/25/31	4,065	4,353
Series 2001-72 Class NZ, 6% 12/25/31	1,072	1,146
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,203
Series 2005-73 Class SA, 16.8594% 8/25/35 (e)	784	869
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	3,858	4,143
Series 2001-31 Class ZC, 6.5% 7/25/31	1,335	1,452
Series 2002-16 Class ZD, 6.5% 4/25/32	592	644
Series 2002-79 Class Z, 5.5% 11/25/22	2,270	2,373
Series 2003-80 Class CG, 6% 4/25/30	527	551
Series 2005-41 Class LA, 5.5% 5/25/35	3,122	3,296
Series 1999-33 Class PK, 6% 7/25/29	2,130	2,285
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Series 2003-21 Class SK, 7.8344% 3/25/33 (e)(f)(h)	$ 714	$ 132
Series 2003-3 Class HS, 7.3844% 9/25/16 (e)(f)(h)	34	2
Series 2003-35:
Class BS, 6.7344% 4/25/17 (e)(f)(h)	412	23
Class TQ, 7.2344% 5/25/18 (e)(f)	631	66
Series 2003-42:
Class HS, 6.8344% 12/25/17 (e)(f)(h)	5,794	469
Class SJ, 6.7844% 11/25/22 (e)(f)	733	65
Series 2003-48 Class HI, 5% 11/25/17 (f)	2,285	168
Series 2004-54 Class SW, 5.7344% 6/25/33 (e)(f)(h)	3,157	252
Series 2006-4 Class IT, 6% 10/25/35 (f)	346	30
Series 2007-36:
Class GO, 4/25/37 (g)	425	353
Class SG, 6.3344% 4/25/37 (e)(f)(h)	5,509	595
Series 2007-57 Class SA, 39.0262% 6/25/37 (e)(h)	2,892	4,348
Series 2007-66:
Class FB, 0.6656% 7/25/37 (e)	4,272	4,189
Class SB, 38.0062% 7/25/37 (e)(h)	787	1,252
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (e)	139	111
Class GY, 0% 5/15/37 (e)	171	130
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	4,108	4,388
Series 2104 Class PG, 6% 12/15/28	1,275	1,359
Series 2162 Class PH, 6% 6/15/29	429	462
Series 70 Class C, 9% 9/15/20	89	99
sequential payer Series 2114 Class ZM, 6% 1/15/29	586	627
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	1,426	1,514
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2958 Class TF, 0% 4/15/35 (e)	346	293
Series 3129 Class MF, 0% 7/15/34 (e)	249	252
Series 3222 Class HF, 0% 9/15/36 (e)	381	397
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	1,625	1,719
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2131 Class BG, 6% 3/15/29	$ 6,499	$ 6,945
Series 2137 Class PG, 6% 3/15/29	1,606	1,699
Series 2154 Class PT, 6% 5/15/29	2,495	2,639
Series 2435 Class VG, 6% 2/15/13	581	598
Series 2520 Class BE, 6% 11/15/32	1,970	2,126
Series 2585 Class KS, 7.3272% 3/15/23 (e)(f)(h)	376	42
Series 2590 Class YR, 5.5% 9/15/32 (f)	135	20
Series 2802 Class OB, 6% 5/15/34 (d)	3,375	3,676
Series 2810 Class PD, 6% 6/15/33	2,540	2,699
Series 3077 Class TO, 4/15/35 (g)	3,748	3,078
Series 3122 Class DS, 6.4272% 3/15/36 (e)(f)	3,365	428
sequential payer:
Series 2135 Class JE, 6% 3/15/29	1,780	1,905
Series 2274 Class ZM, 6.5% 1/15/31	662	714
Series 2281 Class ZB, 6% 3/15/30	789	850
Series 2502 Class ZC, 6% 9/15/32	1,747	1,877
Series 2564 Class ES, 7.3272% 2/15/22 (e)(f)(h)	534	28
Series 2575 Class ID, 5.5% 8/15/22 (f)	96	8
Series 2817 Class SD, 6.7772% 7/15/30 (e)(f)(h)	1,091	92
Series 3097 Class IA, 5.5% 3/15/33 (f)	3,079	369
Series 1658 Class GZ, 7% 1/15/24	1,921	2,092
Series 2587 Class IM, 6.5% 3/15/33 (f)	1,171	190
Series 2844:
Class SC, 45.0267% 8/15/24 (e)(h)	83	139
Class SD, 82.9035% 8/15/24 (e)(h)	122	286
Series 2957 Class SW, 5.7272% 4/15/35 (e)(f)	5,078	420
Series 3002 Class SN, 6.2272% 7/15/35 (e)(f)(h)	5,030	522
Ginnie Mae guaranteed REMIC pass-thru securities:
sequential payer Series 2002-42 Class ZA, 6% 6/20/32	1,631	1,744
Series 2004-32 Class GS, 6.2272% 5/16/34 (e)(f)(h)	1,184	165
TOTAL U.S. GOVERNMENT AGENCY		105,636
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $147,022)		141,117
Commercial Mortgage Securities - 1.3%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.2794% 2/14/43 (e)	$ 8,300	$ 7,506
Class PS1, 1.556% 2/14/43 (e)(f)	13,282	467
Bayview Commercial Asset Trust floater:
Series 2006-3A:
Class B1, 1.0656% 10/25/36 (a)(e)	245	37
Class B2, 1.6156% 10/25/36 (a)(e)	159	20
Class B3, 2.8656% 10/25/36 (a)(e)	286	37
Class M4, 0.6956% 10/25/36 (a)(e)	245	56
Class M5, 0.7456% 10/25/36 (a)(e)	311	62
Class M6, 0.8256% 10/25/36 (a)(e)	604	109
Series 2006-4A:
Class B1, 0.9656% 12/25/36 (a)(e)	96	21
Class B2, 1.5156% 12/25/36 (a)(e)	92	18
Class B3, 2.7156% 12/25/36 (a)(e)	169	30
Series 2007-1:
Class B1, 0.9356% 3/25/37 (a)(e)	143	26
Class B2, 1.4156% 3/25/37 (a)(e)	104	16
Class B3, 3.6156% 3/25/37 (a)(e)	297	36
Class M1, 0.5356% 3/25/37 (a)(e)	120	45
Class M2, 0.5556% 3/25/37 (a)(e)	93	30
Class M3, 0.5856% 3/25/37 (a)(e)	81	24
Class M4, 0.6356% 3/25/37 (a)(e)	62	17
Class M5, 0.6856% 3/25/37 (a)(e)	100	24
Class M6, 0.7656% 3/25/37 (a)(e)	143	31
Series 2007-2A:
Class B1, 1.8656% 7/25/37 (a)(e)	112	16
Class B2, 2.5156% 7/25/37 (a)(e)	95	13
Class B3, 3.6156% 7/25/37 (a)(e)	108	14
Class M4, 0.9156% 7/25/37 (a)(e)	138	28
Class M5, 1.0156% 7/25/37 (a)(e)	125	22
Class M6, 1.2656% 7/25/37 (a)(e)	155	23
Series 2007-3:
Class B1, 1.2156% 7/25/37 (a)(e)	96	19
Class B2, 1.8656% 7/25/37 (a)(e)	251	43
Class B3, 4.2656% 7/25/37 (a)(e)	129	19
Class M1, 0.5756% 7/25/37 (a)(e)	85	32
Class M2, 0.6056% 7/25/37 (a)(e)	89	31
Class M3, 0.6356% 7/25/37 (a)(e)	144	47
Class M4, 0.7656% 7/25/37 (a)(e)	229	67
Class M5, 0.8656% 7/25/37 (a)(e)	114	28
Class M6, 1.0656% 7/25/37 (a)(e)	89	21
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-4A:
Class B1, 2.8156% 9/25/37 (a)(e)	$ 133	$ 17
Class B2, 3.7156% 9/25/37 (a)(e)	493	59
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.3511% 5/15/35 (a)(e)(f)	25,625	949
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110	1,107
Class F, 7.734% 1/15/32	600	597
LB-UBS Commercial Mortgage Trust:
Series 2004-C2 Class XCP, 1.2332% 3/15/36 (a)(e)(f)	62,797	917
Series 2007-C1 Class XCP, 0.4737% 2/15/40 (e)(f)	14,259	205
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $19,781)		12,886
Cash Equivalents - 6.6%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.2%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $64,182)	$ 64,182	64,182
TOTAL INVESTMENT PORTFOLIO - 125.9% (Cost $1,223,697)		1,224,403
NET OTHER ASSETS - (25.9)%		(251,921)
NET ASSETS - 100%		$ 972,482
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
37 CBOT 2 Year U.S. Treasury Notes Index Contracts	Jan. 2010	$ 8,005	$ (17)

The face value of futures sold as a percentage of net assets - 0.8%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 3.7975% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2019	$ 1,100	$ 30
Receive semi-annually a fixed rate equal to 4.245% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2039	3,600	148
Receive semi-annually a fixed rate equal to 4.37% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2039	1,200	63
		$ 5,900	$ 241
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,677,000 or 1.5% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $87,000.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$64,182,000 due 9/01/09 at 0.20%
BNP Paribas Securities Corp.	$ 11,036
Banc of America Securities LLC	5,495
Bank of America, NA	13,738
Deutsche Bank Securities, Inc.	6,044
ING Financial Markets LLC	1,768
J.P. Morgan Securities, Inc.	10,990
Mizuho Securities USA, Inc.	5,495
Morgan Stanley & Co., Inc.	2,747
Societe Generale, New York Branch	6,869
$ 64,182
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Asset-Backed Securities	$ 41,211	$ -	$ 32,431	$ 8,780
Cash Equivalents	64,182	-	64,182	-
Collateralized Mortgage Obligations	141,117	-	140,820	297
Commercial Mortgage Securities	12,886	-	11,748	1,138
U.S. Government Agency - Mortgage Securities	965,007	-	965,007	-
Total Investments in Securities:	$ 1,224,403	$ -	$ 1,214,188	$ 10,215
Derivative Instruments:
Assets
Swap Agreements	$ 241	$ -	$ 241	$ -
Liabilities
Futures Contracts	$ (17)	$ (17)	$ -	$ -
Total Derivative Instruments:	$ 224	$ (17)	$ 241	$ -
Other Financial Instruments: Forward Commitments	$ (494)	$	$ (494)	$
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands) Investments in Securities:
Beginning Balance	$ 2,301
Total Realized Gain (Loss)	(105)
Total Unrealized Gain (Loss)	(3,506)
Cost of Purchases	571
Proceeds of Sales	(1,730)
Amortization/Accretion	(3,636)
Transfer in/out of Level 3	16,320
Ending Balance	$ 10,215
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (6,787)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (804)
Total Unrealized Gain (Loss)	804
Transfers in/out of Level 3:	-
Ending Balance	$ -
Realized gain (loss) on swap agreements for the period	$ (920)
The change in unrealized gain (loss) attributable to Level 3 swap agreements at August 31, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ -	$ (17)
Swap Agreements (b)	241	-
Total Value of Derivatives	$ 241	$ (17)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information

At August 31, 2009, the fund had a capital loss carryforward of approximately $119,650,000 of which $2,470,000, $14,312,000, $3,550,000, $14,493,000 and $84,825,000 will expire on August 31, 2013, 2014, 2015, 2016 and 2017, respectively.

The fund intends to elect to defer to its fiscal year ending August 31, 2010 approximately $15,571,000 of losses recognized during the period November 1, 2008 to August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2009

Assets
Investment in securities, at value (including repurchase agreements of $64,182) - See accompanying schedule: Unaffiliated issuers (cost $1,223,697)		$ 1,224,403
Commitment to sell securities on a delayed delivery basis	$ (106,515)
Receivable for securities sold on a delayed delivery basis	106,021	(494)
Receivable for investments sold, regular delivery		26,670
Receivable for swap agreements		173
Receivable for fund shares sold		823
Interest receivable		4,597
Unrealized appreciation on swap agreements		241
Other receivables		114
Total assets		1,256,527

Liabilities
Payable to custodian bank	$ 28
Payable for investments purchased Regular delivery	9,685
Delayed delivery	272,397
Payable for fund shares redeemed	1,068
Distributions payable	323
Accrued management fee	255
Distribution fees payable	47
Payable for daily variation on futures contracts	9
Other affiliated payables	120
Other payables and accrued expenses	113
Total liabilities		284,045

Net Assets		$ 972,482
Net Assets consist of:
Paid in capital		$ 1,112,243
Distributions in excess of net investment income		(3,933)
Accumulated undistributed net realized gain (loss) on investments		(136,264)
Net unrealized appreciation (depreciation) on investments		436
Net Assets		$ 972,482

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($47,169 ÷ 4,543 shares)	$ 10.38

Maximum offering price per share (100/96.00 of $10.38)	$ 10.81
Class T: Net Asset Value and redemption price per share ($40,125 ÷ 3,858 shares)	$ 10.40

Maximum offering price per share (100/96.00 of $10.40)	$ 10.83
Class B: Net Asset Value and offering price per share ($18,849 ÷ 1,816 shares)A	$ 10.38

Class C: Net Asset Value and offering price per share ($17,763 ÷ 1,713 shares)A	$ 10.37

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($838,297 ÷ 80,565 shares)	$ 10.41

Institutional Class: Net Asset Value, offering price and redemption price per share ($10,279 ÷ 991 shares)	$ 10.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2009

Investment Income
Interest		$ 56,792

Expenses
Management fee	$ 3,339
Transfer agent fees	1,225
Distribution fees	601
Fund wide operations fee	314
Independent trustees' compensation	4
Miscellaneous	7
Total expenses before reductions	5,490
Expense reductions	(1)	5,489
Net investment income		51,303
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,602
Futures contracts	(628)
Swap agreements	(3,833)
Total net realized gain (loss)		5,141
Change in net unrealized appreciation (depreciation) on: Investment securities	17,942
Futures contracts	87
Swap agreements	2,248
Delayed delivery commitments	1,062
Total change in net unrealized appreciation (depreciation)		21,339
Net gain (loss)		26,480
Net increase (decrease) in net assets resulting from operations		$ 77,783

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2009	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 51,303	$ 65,979
Net realized gain (loss)	5,141	(102,798)
Change in net unrealized appreciation (depreciation)	21,339	41,977
Net increase (decrease) in net assets resulting from operations	77,783	5,158
Distributions to shareholders from net investment income	(50,530)	(68,876)
Share transactions - net increase (decrease)	(238,081)	(404,510)
Total increase (decrease) in net assets	(210,828)	(468,228)

Net Assets
Beginning of period	1,183,310	1,651,538
End of period (including distributions in excess of net investment income of $3,993 and distributions in excess of net investment income of $5,466, respectively)	$ 972,482	$ 1,183,310

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,

2009

2008

2007

2006 I

2005 J

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.33	$ 11.30
Income from Investment Operations
Net investment income E	.464	.467	.521	.404	.408	.365
Net realized and unrealized gain (loss)	.283	(.461)	(.401)	(.021)	(.267)	.181
Total from investment operations	.747	.006	.120	.383	.141	.546
Distributions from net investment income	(.457)	(.486)	(.520)	(.403)	(.421)	(.366)
Distributions from net realized gain	-	-	-	-	(.060)	(.150)
Total distributions	(.457)	(.486)	(.520)	(.403)	(.481)	(.516)
Net asset value, end of period	$ 10.38	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.33
Total Return B, C, D	7.63%	.06%	1.04%	3.56%	1.26%	4.97%
Ratios to Average Net Assets F, H
Expenses before reductions	.84%	.85%	.79%	.74% A	.82%	.86%
Expenses net of fee waivers, if any	.84%	.85%	.79%	.74% A	.82%	.86%
Expenses net of all reductions	.84%	.85%	.78%	.74% A	.82%	.86%
Net investment income	4.59%	4.52%	4.77%	4.44% A	3.65%	3.24%
Supplemental Data
Net assets, end of period (in millions)	$ 47	$ 39	$ 54	$ 54	$ 50	$ 55
Portfolio turnover rate G	476%	397%	409%	232% A	183%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,

2009

2008

2007

2006 I

2005 J

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 10.59	$ 10.99	$ 11.00	$ 11.34	$ 11.31
Income from Investment Operations
Net investment income E	.466	.470	.519	.399	.400	.353
Net realized and unrealized gain (loss)	.282	(.462)	(.403)	(.012)	(.268)	.181
Total from investment operations	.748	.008	.116	.387	.132	.534
Distributions from net investment income	(.458)	(.488)	(.516)	(.397)	(.412)	(.354)
Distributions from net realized gain	-	-	-	-	(.060)	(.150)
Total distributions	(.458)	(.488)	(.516)	(.397)	(.472)	(.504)
Net asset value, end of period	$ 10.40	$ 10.11	$ 10.59	$ 10.99	$ 11.00	$ 11.34
Total Return B, C, D	7.62%	.07%	1.01%	3.59%	1.18%	4.86%
Ratios to Average Net Assets F, H
Expenses before reductions	.83%	.83%	.82%	.81% A	.89%	.96%
Expenses net of fee waivers, if any	.83%	.83%	.82%	.81% A	.89%	.96%
Expenses net of all reductions	.83%	.83%	.82%	.81% A	.89%	.96%
Net investment income	4.60%	4.53%	4.73%	4.37% A	3.57%	3.14%
Supplemental Data
Net assets, end of period (in millions)	$ 40	$ 41	$ 68	$ 89	$ 126	$ 131
Portfolio turnover rate G	476%	397%	409%	232% A	183%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,

2009

2008

2007

2006 I

2005 J

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.32	$ 11.30
Income from Investment Operations
Net investment income E	.398	.400	.443	.336	.323	.278
Net realized and unrealized gain (loss)	.283	(.461)	(.401)	(.022)	(.257)	.172
Total from investment operations	.681	(.061)	.042	.314	.066	.450
Distributions from net investment income	(.391)	(.419)	(.442)	(.334)	(.336)	(.280)
Distributions from net realized gain	-	-	-	-	(.060)	(.150)
Total distributions	(.391)	(.419)	(.442)	(.334)	(.396)	(.430)
Net asset value, end of period	$ 10.38	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.32
Total Return B, C, D	6.93%	(.58)%	.32%	2.91%	.58%	4.08%
Ratios to Average Net Assets F, H
Expenses before reductions	1.50%	1.50%	1.50%	1.50% A	1.58%	1.63%
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.50% A	1.58%	1.63%
Expenses net of all reductions	1.50%	1.50%	1.50%	1.50% A	1.58%	1.63%
Net investment income	3.93%	3.86%	4.05%	3.68% A	2.89%	2.48%
Supplemental Data
Net assets, end of period (in millions)	$ 19	$ 32	$ 50	$ 74	$ 101	$ 134
Portfolio turnover rate G	476%	397%	409%	232% A	183%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,

2009

2008

2007

2006 I

2005 J

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 10.56	$ 10.96	$ 10.98	$ 11.31	$ 11.29
Income from Investment Operations
Net investment income E	.390	.389	.434	.328	.316	.273
Net realized and unrealized gain (loss)	.284	(.459)	(.401)	(.021)	(.257)	.172
Total from investment operations	.674	(.070)	.033	.307	.059	.445
Distributions from net investment income	(.384)	(.410)	(.433)	(.327)	(.329)	(.275)
Distributions from net realized gain	-	-	-	-	(.060)	(.150)
Total distributions	(.384)	(.410)	(.433)	(.327)	(.389)	(.425)
Net asset value, end of period	$ 10.37	$ 10.08	$ 10.56	$ 10.96	$ 10.98	$ 11.31
Total Return B, C, D	6.86%	(.68)%	.25%	2.85%	.52%	4.04%
Ratios to Average Net Assets F, H
Expenses before reductions	1.57%	1.60%	1.58%	1.57% A	1.64%	1.68%
Expenses net of fee waivers, if any	1.57%	1.60%	1.58%	1.57% A	1.64%	1.68%
Expenses net of all reductions	1.57%	1.60%	1.58%	1.57% A	1.64%	1.68%
Net investment income	3.86%	3.77%	3.97%	3.61% A	2.82%	2.42%
Supplemental Data
Net assets, end of period (in millions)	$ 18	$ 15	$ 23	$ 31	$ 41	$ 58
Portfolio turnover rate G	476%	397%	409%	232% A	183%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Mortgage Securities Fund

Years ended August 31,

2009

2008

2007

2006 H

2005 I

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 10.59	$ 10.99	$ 11.01	$ 11.34	$ 11.31
Income from Investment Operations
Net investment income D	.505	.509	.559	.432	.438	.390
Net realized and unrealized gain (loss)	.292	(.462)	(.403)	(.023)	(.257)	.183
Total from investment operations	.797	.047	.156	.409	.181	.573
Distributions from net investment income	(.497)	(.527)	(.556)	(.429)	(.451)	(.393)
Distributions from net realized gain	-	-	-	-	(.060)	(.150)
Total distributions	(.497)	(.527)	(.556)	(.429)	(.511)	(.543)
Net asset value, end of period	$ 10.41	$ 10.11	$ 10.59	$ 10.99	$ 11.01	$ 11.34
Total Return B, C	8.14%	.46%	1.38%	3.80%	1.61%	5.21%
Ratios to Average Net Assets E, G
Expenses before reductions	.45%	.45%	.45%	.45% A	.55%	.62%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45% A	.55%	.62%
Expenses net of all reductions	.45%	.45%	.45%	.45% A	.55%	.62%
Net investment income	4.99%	4.91%	5.10%	4.73% A	3.91%	3.48%
Supplemental Data
Net assets, end of period (in millions)	$ 838	$ 1,049	$ 1,446	$ 1,612	$ 1,807	$ 1,525
Portfolio turnover rate F	476%	397%	409%	232% A	183%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

I For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,

2009

2008

2007

2006 H

2005 I

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 10.56	$ 10.97	$ 10.98	$ 11.32	$ 11.29
Income from Investment Operations
Net investment income D	.496	.499	.548	.424	.432	.387
Net realized and unrealized gain (loss)	.284	(.461)	(.411)	(.011)	(.266)	.182
Total from investment operations	.780	.038	.137	.413	.166	.569
Distributions from net investment income	(.490)	(.518)	(.547)	(.423)	(.446)	(.389)
Distributions from net realized gain	-	-	-	-	(.060)	(.150)
Total distributions	(.490)	(.518)	(.547)	(.423)	(.506)	(.539)
Net asset value, end of period	$ 10.37	$ 10.08	$ 10.56	$ 10.97	$ 10.98	$ 11.32
Total Return B, C	7.98%	.37%	1.20%	3.85%	1.48%	5.19%
Ratios to Average Net Assets E, G
Expenses before reductions	.52%	.54%	.53%	.52% A	.60%	.66%
Expenses net of fee waivers, if any	.52%	.54%	.53%	.52% A	.60%	.66%
Expenses net of all reductions	.52%	.54%	.53%	.52% A	.60%	.66%
Net investment income	4.92%	4.83%	5.02%	4.66% A	3.87%	3.45%
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 7	$ 10	$ 14	$ 16	$ 13
Portfolio turnover rate F	476%	397%	409%	232% A	183%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

I For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Fidelity Mortgage Securities Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 26, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 27,421
Unrealized depreciation	(39,087)
Net unrealized appreciation (depreciation)	$ (11,666)
Undistributed ordinary income	$ 7,125
Capital loss carryforward	$ (119,650)

Cost for federal income tax purposes	$ 1,236,069

The tax character of distributions paid was as follows:

	August 31, 2009	August 31, 2008
Ordinary Income	$ 50,530	$ 68,876

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts and swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include interest rate risk, and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Investments in Derivative Instruments - continued

Futures Contracts - continued

face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements. The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest

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4. Investments in Derivative Instruments - continued

Swap Agreements - continued

rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Investments in Derivative Instruments - continued

Swap Agreements - continued

Risks of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $0 representing 0% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $0. The value of assets posted as collateral, net of assets received as collateral, for these swaps was $0. If a defined credit event had occurred as of period end, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $0 in addition to the collateral to settle these swaps.

The value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

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4. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments - continued

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ (1,873)	$ 1,694
Interest Rate Risk
Futures Contracts	(628)	87
Swap Agreements	(1,960)	554
Total Interest Rate Risk	(2,588)	641
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ (4,461)	$ 2,335

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(628) for futures contracts and $(3,833) for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $87 for futures contracts and $2,248 for swap agreements.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $54,076 and $111,681, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 110	$ 7
Class T	0%	.25%	102	1
Class B	.65%	.25%	226	163
Class C	.75%	.25%	163	13
			$ 601	$ 184

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5
Class T	2
Class B*	28
Class C*	3
$ 38

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities Fund.

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 106.24
Class T	95.23
Class B	63.25
Class C	36.22
Fidelity Mortgage Securities Fund	910.10
Institutional Class	15.17
	$ 1,225

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2009	2008
From net investment income
Class A	$ 1,983	$ 2,205
Class T	1,853	2,500
Class B	978	1,654
Class C	620	733
Fidelity Mortgage Securities Fund	44,678	61,360
Institutional Class	418	424
Total	$ 50,530	$ 68,876

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2009	2008	2009	2008
Class A
Shares sold	2,474	1,233	$ 24,968	$ 12,720
Reinvestment of distributions	165	189	1,668	1,952
Shares redeemed	(1,982)	(2,645)	(20,013)	(27,288)
Net increase (decrease)	657	(1,223)	$ 6,623	$ (12,616)
Class T
Shares sold	1,301	652	$ 13,201	$ 6,745
Reinvestment of distributions	171	227	1,730	2,348
Shares redeemed	(1,650)	(3,306)	(16,700)	(34,313)
Net increase (decrease)	(178)	(2,427)	$ (1,769)	$ (25,220)
Class B
Shares sold	206	74	$ 2,067	$ 761
Reinvestment of distributions	81	133	816	1,376
Shares redeemed	(1,630)	(1,820)	(16,469)	(18,803)
Net increase (decrease)	(1,343)	(1,613)	$ (13,586)	$ (16,666)
Class C
Shares sold	763	130	$ 7,725	$ 1,330
Reinvestment of distributions	46	57	464	589
Shares redeemed	(595)	(838)	(6,012)	(8,656)
Net increase (decrease)	214	(651)	$ 2,177	$ (6,737)

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10. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2009	2008	2009	2008
Fidelity Mortgage Securities Fund
Shares sold	12,549	12,801	$ 127,161	$ 131,962
Reinvestment of distributions	4,064	5,511	41,091	57,031
Shares redeemed	(39,799)	(51,088)	(402,497)	(529,926)
Net increase (decrease)	(23,186)	(32,776)	$ (234,245)	$ (340,933)
Institutional Class
Shares sold	768	224	$ 7,757	$ 2,294
Reinvestment of distributions	28	32	287	335
Shares redeemed	(529)	(482)	(5,325)	(4,967)
Net increase (decrease)	267	(226)	$ 2,719	$ (2,338)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Mortgage Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Mortgage Securities Fund (a fund of Fidelity Advisor Series II) at August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Mortgage Securities Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 26, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 187 funds advised by FMR or an affiliate. Mr. Curvey oversees 407 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (68)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The fund designates $32,473,369 of distributions paid during the period January 1, 2009 to August 31, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mortgage Securities Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AMORI-UANN-1009
1.784763.106

Fidelity
Mortgage Securities
Fund

(A Class of Fidelity® Advisor Mortgage
Securities Fund)

Annual Report

August 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2009	Past 1 year	Past 5 years	Past 10 years
Fidelity Mortgage Securities Fund	8.14%	3.20%	5.23%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Mortgage Securities Fund, a class of the fund, on August 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. MBS Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: While the positive returns of taxable bonds were more encouraging than the negative returns posted by major equity indexes for the year ending August 31, 2009, fixed-income securities rode their own wave of volatility. As the credit crisis resulting from a meltdown in the subprime mortgage market deepened in the beginning of the period, bond investors fled from lower-quality debt instruments and flocked to those with backing from the U.S. government. With government interventions around the world beginning to take root in the later months of the period, however, credit conditions improved and signs of stabilization among certain economic indicators emerged, eliciting greater demand for risk. Consequently, bonds further out on the risk spectrum boasted the largest returns. For the year overall, U.S. investment-grade bonds gained 7.94%, as measured by the Barclays Capital U.S. Aggregate Bond Index.

Comments from William Irving, Portfolio Manager of Fidelity Mortgage Securities Fund: For the year, the fund's Retail Class shares rose 8.14% and the Barclays Capital U.S. MBS Index gained 9.80%. Early in the period, government-backed mortgage-backed securities (MBS) benefited from a flight to safety, although non-agency MBS - those issued by banks and other financial companies - did not. More recently, both were bolstered by the Federal Reserve's purchases of mortgage securities. Much of the fund's underperformance occurred early in the period and stemmed from its overweighting in non-agency holdings and its small out-of-index investments in asset-backed securities and commercial mortgage-backed securities. Our recent strong gains in these sectors were not enough to fully offset what was lost early on. In contrast, holdings with prepayment protection helped, including out-of-index investments in collateralized mortgage obligations (CMOs) and hybrid adjustable-rate mortgage securities (ARMs). CMOs' cash flows are carved into classes, each with its own expected maturity and cash flow pattern. Hybrid ARMs are backed by 30-year amortizing loans that carry a relatively low fixed interest rate for an initial period and then convert to ARMs, with an interest rate resetting periodically. I also favored securities backed by "seasoned" mortgages - those that have not been refinanced when the borrowers were presented with opportunities to do so at attractive levels - and higher-coupon issues as well.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Class A	.83%
Actual		$ 1,000.00	$ 1,059.90	$ 4.31
HypotheticalA		$ 1,000.00	$ 1,021.02	$ 4.23
Class T	.81%
Actual		$ 1,000.00	$ 1,059.90	$ 4.21
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 4.13
Class B	1.49%
Actual		$ 1,000.00	$ 1,056.40	$ 7.72
HypotheticalA		$ 1,000.00	$ 1,017.69	$ 7.58
Class C	1.54%
Actual		$ 1,000.00	$ 1,056.20	$ 7.98
HypotheticalA		$ 1,000.00	$ 1,017.44	$ 7.83
Fidelity Mortgage Securities Fund	.45%
Actual		$ 1,000.00	$ 1,062.80	$ 2.34
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,061.70	$ 2.65
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.60

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of August 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Less than 4%	6.2	5.6
4 - 4.99%	18.0	6.5
5 - 5.99%	40.4	45.2
6 - 6.99%	26.0	35.3
7% and over	4.1	5.2
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2009
6 months ago
Years	4.1	3.5

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2009
6 months ago
Years	2.1	2.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2009*		As of February 28, 2009**
	Mortgage Securities 99.2%		Mortgage Securities 115.1%
	CMOs and Other Mortgage Related Securities 15.8%		CMOs and Other Mortgage Related Securities 19.7%
	Asset-Backed Securities 4.3%		Asset-Backed Securities 4.8%
	Short-Term Investments and Net Other Assets† (19.3)%		Short-Term Investments and Net Other Assets† (39.6)%
* Foreign investments	0.6%	** Foreign investments	0.7%
* Futures and Swaps	1.4%	** Futures and Swaps	(4.4)%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments August 31, 2009

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 99.2%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 58.6%
3.283% 3/1/35 (e)	$ 92	$ 94
3.321% 9/1/34 (e)	969	997
3.828% 7/1/35 (e)	829	850
3.963% 1/1/35 (e)	2,221	2,274
4% 9/14/39 (b)	16,000	15,640
4% 9/14/39 (b)	10,000	9,775
4.209% 11/1/36 (e)	122	126
4.274% 11/1/36 (e)	2,400	2,470
4.275% 6/1/36 (e)	129	134
4.299% 3/1/33 (e)	67	69
4.344% 3/1/34 (e)	1,673	1,723
4.425% 3/1/35 (e)	246	254
4.5% 5/1/23 to 8/1/39	51,982	52,375
4.5% 9/17/24 (b)	10,000	10,277
4.5% 9/17/24 (b)	10,000	10,277
4.5% 9/14/39 (b)(c)	19,000	19,088
4.5% 10/14/39 (b)(c)	24,000	24,024
4.534% 10/1/33 (e)	113	116
4.59% 8/1/35 (e)	672	695
4.643% 7/1/35 (e)	154	159
4.717% 11/1/35 (e)	925	966
4.727% 9/1/35 (e)	905	943
4.862% 1/1/35 (e)	490	502
4.982% 7/1/35 (e)	38	40
4.996% 4/1/35 (e)	360	372
5% 9/1/16 to 8/1/39	83,332	86,077
5% 9/1/24 (b)(c)	14,000	14,586
5% 9/17/24 (b)	1,000	1,042
5.128% 7/1/35 (e)	388	399
5.27% 2/1/37 (e)	1,675	1,733
5.307% 7/1/35 (e)	745	782
5.349% 6/1/36 (e)	1,689	1,772
5.5% 6/1/11 to 7/1/38	116,025	121,510
5.5% 9/1/24 (b)	1,500	1,578
5.5% 9/14/39 (b)	6,500	6,762
5.573% 10/1/36 (e)	285	300
5.731% 9/1/36 (e)	794	824
5.773% 3/1/36 (e)	2,670	2,797
5.823% 7/1/36 (e)	564	599
5.848% 3/1/36 (e)	1,729	1,835
5.863% 5/1/36 (e)	483	512
5.87% 3/1/36 (e)	1,370	1,444
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.936% 9/1/36 (e)	$ 407	$ 424
5.952% 4/1/36 (e)	398	421
5.99% 4/1/36 (e)	5,127	5,423
6% 3/1/11 to 11/1/38	96,597	102,517
6% 9/17/24 (b)	4,000	4,251
6% 9/1/39 (b)(c)	7,250	7,626
6% 9/14/39 (b)	1,000	1,052
6.025% 9/1/36 (e)	697	740
6.091% 9/1/36 (e)	478	497
6.106% 4/1/36 (e)	734	776
6.203% 5/1/36 (e)	1,523	1,605
6.245% 8/1/46 (e)	264	281
6.251% 6/1/36 (e)	2,934	3,089
6.349% 5/1/36 (e)	1,282	1,350
6.433% 4/1/37 (e)	887	942
6.499% 12/1/36 (e)	202	215
6.5% 5/1/12 to 5/1/38	26,002	27,979
6.555% 12/1/36 (e)	285	302
6.735% 5/1/37 (e)	31	33
6.784% 9/1/37 (e)	470	496
6.788% 9/1/37 (e)	1,130	1,200
6.861% 9/1/37 (e)	514	545
7% 12/1/15 to 5/1/30	4,099	4,483
7.082% 9/1/37 (e)	680	722
7.5% 8/1/22 to 9/1/32	2,374	2,605
8% 12/1/29 to 3/1/37	158	175
8.5% 1/1/16 to 7/1/31	212	237
9% 2/1/13 to 10/1/30	478	542
9.5% 11/1/09 to 8/1/22	69	78
11% 8/1/10	3	3
12.25% 5/1/15	7	7
12.5% 8/1/15 to 3/1/16	16	19
12.75% 2/1/15	4	4
13.5% 9/1/14	3	4
		569,435
Freddie Mac - 23.6%
2.978% 5/1/34 (e)	27	27
3.156% 2/1/34 (e)	164	168
3.478% 3/1/35 (e)	169	173
3.822% 12/1/33 (e)	940	966
4.025% 6/1/33 (e)	1,754	1,818
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.035% 6/1/35 (e)	$ 256	$ 266
4.11% 3/1/34 (e)	2,084	2,148
4.337% 11/1/31 (e)	55	56
4.5% 5/1/35 (e)	447	461
4.707% 11/1/35 (e)	893	919
4.726% 3/1/35 (e)	493	502
4.793% 2/1/36 (e)	215	224
5% 9/17/24 (b)(c)	2,500	2,603
5% 7/1/33 to 6/1/38	36,090	37,238
5% 9/14/39 (b)	7,000	7,183
5.034% 4/1/35 (e)	106	110
5.149% 10/1/33 (e)	1,259	1,286
5.479% 4/1/37 (e)	327	338
5.497% 1/1/37 (e)	1,599	1,658
5.5% 12/1/13 to 1/1/38	35,121	36,887
5.5% 9/14/39 (b)	14,000	14,581
5.5% 9/14/39 (b)	22,000	22,912
5.669% 10/1/35 (e)	216	229
5.737% 5/1/37 (e)	577	597
5.778% 3/1/37 (e)	1,597	1,626
5.787% 4/1/37 (e)	1,713	1,764
5.823% 6/1/37 (e)	1,303	1,353
5.95% 4/1/36 (e)	1,169	1,235
6% 4/1/14 to 7/1/37	31,918	34,035
6.079% 6/1/36 (e)	985	1,033
6.116% 10/1/36 (e)	117	124
6.137% 12/1/36 (e)	811	855
6.157% 4/1/37 (e)	442	465
6.204% 8/1/36 (e)	2,993	3,142
6.22% 7/1/36 (e)	533	560
6.24% 3/1/36 (e)	2,615	2,777
6.281% 10/1/36 (e)	2,813	2,965
6.419% 6/1/37 (e)	167	177
6.429% 12/1/36 (e)	1,350	1,433
6.5% 4/1/11 to 3/1/37	22,109	23,763
6.602% 1/1/37 (e)	1,584	1,676
6.619% 6/1/37 (e)	186	198
6.644% 6/1/36 (e)	350	371
6.651% 8/1/37 (e)	1,088	1,155
7% 6/1/21 to 9/1/36	5,807	6,329
7.148% 2/1/37 (e)	195	207
7.347% 4/1/37 (e)	78	83
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
7.5% 11/1/10 to 7/1/34	$ 7,882	$ 8,638
8% 11/1/16 to 1/1/37	218	242
8.5% 6/1/16 to 9/1/20	23	25
9% 7/1/13 to 5/1/21	190	212
10% 3/1/11 to 5/1/19	33	37
10.5% 8/1/10 to 2/1/16	2	2
12.5% 10/1/12 to 12/1/14	21	23
13% 12/1/13 to 6/1/15	53	60
		229,915
Government National Mortgage Association - 17.0%
4.5% 4/15/39 to 8/15/39	41,939	42,354
4.5% 9/21/39 (b)(c)	10,000	10,075
5% 1/20/33 to 2/20/39	6,596	6,829
5% 9/21/39 (b)	5,000	5,143
5% 9/21/39 (b)	3,000	3,086
5% 9/21/39 (b)	7,000	7,201
5% 9/21/39 (b)	8,000	8,229
5% 9/21/39 (b)	19,000	19,545
5.5% 12/15/38	210	220
5.5% 9/21/39 (b)	8,000	8,351
5.5% 9/21/39 (b)(c)	34,000	35,492
6% 1/15/36	6,639	7,073
6.5% 5/15/28 to 7/15/36	6,005	6,488
7% 2/15/24 to 7/15/32	3,045	3,316
7.5% 9/15/16 to 4/15/32	1,027	1,128
8% 6/15/21 to 12/15/25	384	423
8.5% 8/15/16 to 10/15/28	570	641
9% 11/20/17	2	2
10.5% 12/20/15 to 2/20/18	53	61
		165,657
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $939,789)		965,007
Asset-Backed Securities - 4.3%

Bear Stearns Asset Backed Securities I Trust Series 2006-HE1 Class 1A2, 0.4856% 12/25/35 (e)	2,750	2,412
C-BASS Trust Series 2006-CB7 Class A2, 0.3256% 10/25/36 (e)	221	200
Capital Auto Receivables Asset Trust Series 2007-SN1 Class D, 6.05% 1/17/12	970	897
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3856% 1/25/37 (e)	$ 22	$ 22
Series 2007-11 Class 2A1, 0.3256% 6/25/47 (e)	3,386	3,208
Series 2007-4 Class A1A, 0.3856% 9/25/37 (e)	2,700	2,537
Series 2007-5 Class 2A1, 0.3656% 4/25/29 (e)	1,650	1,466
First Franklin Mortgage Loan Trust Series 2006-FF5 Class 2A2, 0.3756% 4/25/36 (e)	140	135
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (a)	715	623
Series 2007-A Class D, 7.05% 12/15/13 (a)	350	308
GSAMP Trust:
Series 2004-AR1 Class B4, 5% 6/25/34 (a)(e)	158	12
Series 2004-AR2 Class B1, 2.1656% 8/25/34 (e)	796	66
Series 2006-HE6 Class A1, 0.2956% 8/25/36 (e)	1,036	995
Series 2006-HE8 Class A2A, 0.3356% 1/25/37 (e)	721	694
Home Equity Asset Trust Series 2006-8 Class 2A1, 0.3156% 3/25/37 (e)	30	27
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (a)	10,913	5,675
Long Beach Mortgage Loan Trust Series 2006-8 Class 2A1, 0.3056% 9/25/36 (e)	37	37
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1 Class A2A, 0.3356% 7/25/37 (e)	287	274
Morgan Stanley ABS Capital I Trust:
Series 2005-3 Class A3, 0.6456% 8/25/35 (e)	4,657	4,178
Series 2006-HE6 Class A2A, 0.3056% 9/25/36 (e)	230	226
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.3656% 4/25/37 (e)	743	606
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 0.3156% 11/25/36 (e)	57	53
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (f)	3,002	600
Series 2006-4 Class AIO, 6.35% 2/27/12 (f)	4,205	552
Series 2007-1 Class AIO, 7.27% 4/25/12 (f)	6,370	1,056
Series 2007-2 Class AIO, 6.7% 7/25/12 (f)	4,540	726
NovaStar Mortgage Funding Trust Series 2006-6 Class A2A, 0.3356% 1/25/37 (e)	60	59
Ocala Funding LLC Series 2006-1A Class A, 1.6725% 3/20/11 (a)(e)	2,100	777
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3556% 5/25/37 (e)	173	160
Series 2007-6 Class 2A1, 0.3256% 7/25/37 (e)	202	188
RAMP Trust Series 2006-RS4 Class A2, 0.3756% 7/25/36 (e)	2,418	2,290
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	$ 388	$ 281
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3356% 2/25/37 (e)	206	191
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9856% 1/25/36 (e)	500	7
Series 2006-FR4 Class A2A, 0.3456% 8/25/36 (e)	248	125
Series 2007-NC1 Class A2A, 0.3156% 12/25/36 (e)	156	140
Structured Asset Investment Loan Trust Series 2006-BNC3 Class A2, 0.3056% 9/25/36 (e)	2,829	2,729
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 0.6956% 5/25/35 (e)	1,995	890
Series 2007-BC4 Class A3, 0.535% 11/25/37 (e)	2,000	1,820
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3556% 6/25/37 (e)	4,446	3,576
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (a)	1,148	0*
Series 2006-7 Class N1, 5.926% 10/25/46 (a)	912	0*
Series 2006-8 Class N1, 6.048% 10/25/46 (a)	1,160	0*
Wells Fargo Home Equity Trust Series 2006-2 Class A2, 0.3656% 7/25/36 (e)	408	393
TOTAL ASSET-BACKED SECURITIES (Cost $52,923)		41,211
Collateralized Mortgage Obligations - 14.5%

Private Sponsor - 3.6%
American Home Mortgage Investment Trust floater Series 2004-2 Class 4A5, 2.8488% 2/25/44 (e)	4,532	4,230
Banc of America Mortgage Securities, Inc.:
Series 2004-1 Class 2A2, 4.6617% 10/25/34 (e)	1,505	1,268
Series 2004-A Class 2A2, 5.4508% 2/25/34 (e)	1,208	1,036
Series 2005-H:
Class 1A1, 4.6982% 9/25/35 (e)	174	136
Class 2A2, 4.805% 9/25/35 (e)	1,711	772
Citigroup Mortgage Loan Trust Series 2006-AR7 Class 1A1, 5.3902% 11/25/36 (e)	191	106
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 2.6133% 1/28/32 (a)(e)	223	131
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 5.0255% 10/25/34 (e)	1,577	1,208
Fosse Master Issuer PLC floater Series 2006-1A Class C2, 0.98% 10/18/54 (a)(e)	770	501
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.895% 11/20/56 (a)(e)	$ 1,675	$ 1,173
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.98% 10/11/41 (a)(e)	2,520	2,016
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8225% 12/20/54 (e)	700	105
Series 2006-2 Class C1, 0.7425% 12/20/54 (e)	155	19
Series 2007-1:
Class 1C1, 0.5725% 12/20/54 (e)	940	113
Class 2C1, 0.7025% 12/20/54 (e)	500	60
Series 2007-2 Class 2C1, 0.7028% 12/17/54 (e)	1,355	203
Granite Mortgages PLC floater Series 2003-3 Class 1B, 1.41% 1/20/44 (e)	661	198
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.8216% 4/25/35 (e)	823	555
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 0.8994% 7/15/40 (a)(e)	490	457
Luminent Mortgage Trust floater Series 2006-1 Class A1, 0.5056% 4/25/36 (e)	2,484	1,135
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4756% 5/25/47 (e)	1,000	344
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4356% 2/25/37 (e)	3,880	1,714
Permanent Financing No. 8 PLC floater Class 3C, 1.17% 6/10/42 (e)	610	481
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	613	542
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.4571% 4/25/33 (e)	945	787
Series 2003-20 Class 1A1, 5.5% 7/25/33	943	810
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.3856% 7/25/36 (e)	3,351	3,174
Series 2006-5 Class A1, 0.3856% 6/25/36 (e)	5,767	5,425
WaMu Mortgage pass-thru certificates Series 2005-AR16 Class 1A3, 5.0885% 12/25/35 (e)	2,065	1,148
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 4.5277% 11/25/34 (e)	3,773	2,705
Series 2005-AR2 Class 1A2, 4.6417% 3/25/35 (e)	584	349
Series 2005-AR3 Class 2A1, 3.768% 3/25/35 (e)	251	210
Series 2006-AR8 Class 3A1, 5.2377% 4/25/36 (e)	2,913	2,370
TOTAL PRIVATE SPONSOR		35,481
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 10.9%
Fannie Mae:
planned amortization class:
Series 1994-23:
Class PX, 6% 8/25/23	$ 3,553	$ 3,759
Class PZ, 6% 2/25/24	2,769	3,077
Series 1999-15 Class PC, 6% 9/25/18	261	261
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,202
Series 1993-165 Class SH, 18.9159% 9/25/23 (e)(h)	139	163
Series 1999-17 Class PG, 6% 4/25/29	4,483	4,795
Series 2003-22 Class IO, 6% 4/25/33 (f)	3,510	551
Series 2003-26 Class KI, 5% 12/25/15 (f)	1,024	26
Series 2003-39 Class IA, 5.5% 10/25/22 (e)(f)	1,487	142
Series 2009-16 Class SA, 5.9844% 3/25/24 (e)(f)	4,360	370
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (g)	3,242	2,747
Series 339 Class 29, 5.5% 7/1/18 (f)	1,562	191
Series 348 Class 14, 6.5% 8/1/34 (f)	799	144
Series 351:
Class 12, 5.5% 4/1/34 (f)	593	99
Class 13, 6% 3/1/34 (f)	759	133
Series 359, Class 19 6% 7/1/35 (f)	780	126
Series 384 Class 6, 5% 7/25/37 (f)	3,784	568
Fannie Mae subordinate REMIC pass-thru certificates:
floater Series 2007-36 Class FG, 0.6656% 4/25/37 (e)	2,653	2,596
planned amortization class:
Series 1999-32 Class PL, 6% 7/25/29	3,279	3,525
Series 2001-52 Class YZ, 6.5% 10/25/31	185	200
Series 2001-63 Class TC, 6% 12/25/31	4,065	4,353
Series 2001-72 Class NZ, 6% 12/25/31	1,072	1,146
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,203
Series 2005-73 Class SA, 16.8594% 8/25/35 (e)	784	869
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	3,858	4,143
Series 2001-31 Class ZC, 6.5% 7/25/31	1,335	1,452
Series 2002-16 Class ZD, 6.5% 4/25/32	592	644
Series 2002-79 Class Z, 5.5% 11/25/22	2,270	2,373
Series 2003-80 Class CG, 6% 4/25/30	527	551
Series 2005-41 Class LA, 5.5% 5/25/35	3,122	3,296
Series 1999-33 Class PK, 6% 7/25/29	2,130	2,285
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Series 2003-21 Class SK, 7.8344% 3/25/33 (e)(f)(h)	$ 714	$ 132
Series 2003-3 Class HS, 7.3844% 9/25/16 (e)(f)(h)	34	2
Series 2003-35:
Class BS, 6.7344% 4/25/17 (e)(f)(h)	412	23
Class TQ, 7.2344% 5/25/18 (e)(f)	631	66
Series 2003-42:
Class HS, 6.8344% 12/25/17 (e)(f)(h)	5,794	469
Class SJ, 6.7844% 11/25/22 (e)(f)	733	65
Series 2003-48 Class HI, 5% 11/25/17 (f)	2,285	168
Series 2004-54 Class SW, 5.7344% 6/25/33 (e)(f)(h)	3,157	252
Series 2006-4 Class IT, 6% 10/25/35 (f)	346	30
Series 2007-36:
Class GO, 4/25/37 (g)	425	353
Class SG, 6.3344% 4/25/37 (e)(f)(h)	5,509	595
Series 2007-57 Class SA, 39.0262% 6/25/37 (e)(h)	2,892	4,348
Series 2007-66:
Class FB, 0.6656% 7/25/37 (e)	4,272	4,189
Class SB, 38.0062% 7/25/37 (e)(h)	787	1,252
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (e)	139	111
Class GY, 0% 5/15/37 (e)	171	130
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	4,108	4,388
Series 2104 Class PG, 6% 12/15/28	1,275	1,359
Series 2162 Class PH, 6% 6/15/29	429	462
Series 70 Class C, 9% 9/15/20	89	99
sequential payer Series 2114 Class ZM, 6% 1/15/29	586	627
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	1,426	1,514
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2958 Class TF, 0% 4/15/35 (e)	346	293
Series 3129 Class MF, 0% 7/15/34 (e)	249	252
Series 3222 Class HF, 0% 9/15/36 (e)	381	397
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	1,625	1,719
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2131 Class BG, 6% 3/15/29	$ 6,499	$ 6,945
Series 2137 Class PG, 6% 3/15/29	1,606	1,699
Series 2154 Class PT, 6% 5/15/29	2,495	2,639
Series 2435 Class VG, 6% 2/15/13	581	598
Series 2520 Class BE, 6% 11/15/32	1,970	2,126
Series 2585 Class KS, 7.3272% 3/15/23 (e)(f)(h)	376	42
Series 2590 Class YR, 5.5% 9/15/32 (f)	135	20
Series 2802 Class OB, 6% 5/15/34 (d)	3,375	3,676
Series 2810 Class PD, 6% 6/15/33	2,540	2,699
Series 3077 Class TO, 4/15/35 (g)	3,748	3,078
Series 3122 Class DS, 6.4272% 3/15/36 (e)(f)	3,365	428
sequential payer:
Series 2135 Class JE, 6% 3/15/29	1,780	1,905
Series 2274 Class ZM, 6.5% 1/15/31	662	714
Series 2281 Class ZB, 6% 3/15/30	789	850
Series 2502 Class ZC, 6% 9/15/32	1,747	1,877
Series 2564 Class ES, 7.3272% 2/15/22 (e)(f)(h)	534	28
Series 2575 Class ID, 5.5% 8/15/22 (f)	96	8
Series 2817 Class SD, 6.7772% 7/15/30 (e)(f)(h)	1,091	92
Series 3097 Class IA, 5.5% 3/15/33 (f)	3,079	369
Series 1658 Class GZ, 7% 1/15/24	1,921	2,092
Series 2587 Class IM, 6.5% 3/15/33 (f)	1,171	190
Series 2844:
Class SC, 45.0267% 8/15/24 (e)(h)	83	139
Class SD, 82.9035% 8/15/24 (e)(h)	122	286
Series 2957 Class SW, 5.7272% 4/15/35 (e)(f)	5,078	420
Series 3002 Class SN, 6.2272% 7/15/35 (e)(f)(h)	5,030	522
Ginnie Mae guaranteed REMIC pass-thru securities:
sequential payer Series 2002-42 Class ZA, 6% 6/20/32	1,631	1,744
Series 2004-32 Class GS, 6.2272% 5/16/34 (e)(f)(h)	1,184	165
TOTAL U.S. GOVERNMENT AGENCY		105,636
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $147,022)		141,117
Commercial Mortgage Securities - 1.3%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.2794% 2/14/43 (e)	$ 8,300	$ 7,506
Class PS1, 1.556% 2/14/43 (e)(f)	13,282	467
Bayview Commercial Asset Trust floater:
Series 2006-3A:
Class B1, 1.0656% 10/25/36 (a)(e)	245	37
Class B2, 1.6156% 10/25/36 (a)(e)	159	20
Class B3, 2.8656% 10/25/36 (a)(e)	286	37
Class M4, 0.6956% 10/25/36 (a)(e)	245	56
Class M5, 0.7456% 10/25/36 (a)(e)	311	62
Class M6, 0.8256% 10/25/36 (a)(e)	604	109
Series 2006-4A:
Class B1, 0.9656% 12/25/36 (a)(e)	96	21
Class B2, 1.5156% 12/25/36 (a)(e)	92	18
Class B3, 2.7156% 12/25/36 (a)(e)	169	30
Series 2007-1:
Class B1, 0.9356% 3/25/37 (a)(e)	143	26
Class B2, 1.4156% 3/25/37 (a)(e)	104	16
Class B3, 3.6156% 3/25/37 (a)(e)	297	36
Class M1, 0.5356% 3/25/37 (a)(e)	120	45
Class M2, 0.5556% 3/25/37 (a)(e)	93	30
Class M3, 0.5856% 3/25/37 (a)(e)	81	24
Class M4, 0.6356% 3/25/37 (a)(e)	62	17
Class M5, 0.6856% 3/25/37 (a)(e)	100	24
Class M6, 0.7656% 3/25/37 (a)(e)	143	31
Series 2007-2A:
Class B1, 1.8656% 7/25/37 (a)(e)	112	16
Class B2, 2.5156% 7/25/37 (a)(e)	95	13
Class B3, 3.6156% 7/25/37 (a)(e)	108	14
Class M4, 0.9156% 7/25/37 (a)(e)	138	28
Class M5, 1.0156% 7/25/37 (a)(e)	125	22
Class M6, 1.2656% 7/25/37 (a)(e)	155	23
Series 2007-3:
Class B1, 1.2156% 7/25/37 (a)(e)	96	19
Class B2, 1.8656% 7/25/37 (a)(e)	251	43
Class B3, 4.2656% 7/25/37 (a)(e)	129	19
Class M1, 0.5756% 7/25/37 (a)(e)	85	32
Class M2, 0.6056% 7/25/37 (a)(e)	89	31
Class M3, 0.6356% 7/25/37 (a)(e)	144	47
Class M4, 0.7656% 7/25/37 (a)(e)	229	67
Class M5, 0.8656% 7/25/37 (a)(e)	114	28
Class M6, 1.0656% 7/25/37 (a)(e)	89	21
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-4A:
Class B1, 2.8156% 9/25/37 (a)(e)	$ 133	$ 17
Class B2, 3.7156% 9/25/37 (a)(e)	493	59
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.3511% 5/15/35 (a)(e)(f)	25,625	949
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110	1,107
Class F, 7.734% 1/15/32	600	597
LB-UBS Commercial Mortgage Trust:
Series 2004-C2 Class XCP, 1.2332% 3/15/36 (a)(e)(f)	62,797	917
Series 2007-C1 Class XCP, 0.4737% 2/15/40 (e)(f)	14,259	205
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $19,781)		12,886
Cash Equivalents - 6.6%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.2%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $64,182)	$ 64,182	64,182
TOTAL INVESTMENT PORTFOLIO - 125.9% (Cost $1,223,697)		1,224,403
NET OTHER ASSETS - (25.9)%		(251,921)
NET ASSETS - 100%		$ 972,482
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
37 CBOT 2 Year U.S. Treasury Notes Index Contracts	Jan. 2010	$ 8,005	$ (17)

The face value of futures sold as a percentage of net assets - 0.8%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 3.7975% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2019	$ 1,100	$ 30
Receive semi-annually a fixed rate equal to 4.245% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2039	3,600	148
Receive semi-annually a fixed rate equal to 4.37% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2039	1,200	63
		$ 5,900	$ 241
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,677,000 or 1.5% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $87,000.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$64,182,000 due 9/01/09 at 0.20%
BNP Paribas Securities Corp.	$ 11,036
Banc of America Securities LLC	5,495
Bank of America, NA	13,738
Deutsche Bank Securities, Inc.	6,044
ING Financial Markets LLC	1,768
J.P. Morgan Securities, Inc.	10,990
Mizuho Securities USA, Inc.	5,495
Morgan Stanley & Co., Inc.	2,747
Societe Generale, New York Branch	6,869
$ 64,182
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Asset-Backed Securities	$ 41,211	$ -	$ 32,431	$ 8,780
Cash Equivalents	64,182	-	64,182	-
Collateralized Mortgage Obligations	141,117	-	140,820	297
Commercial Mortgage Securities	12,886	-	11,748	1,138
U.S. Government Agency - Mortgage Securities	965,007	-	965,007	-
Total Investments in Securities:	$ 1,224,403	$ -	$ 1,214,188	$ 10,215
Derivative Instruments:
Assets
Swap Agreements	$ 241	$ -	$ 241	$ -
Liabilities
Futures Contracts	$ (17)	$ (17)	$ -	$ -
Total Derivative Instruments:	$ 224	$ (17)	$ 241	$ -
Other Financial Instruments: Forward Commitments	$ (494)	$	$ (494)	$
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands) Investments in Securities:
Beginning Balance	$ 2,301
Total Realized Gain (Loss)	(105)
Total Unrealized Gain (Loss)	(3,506)
Cost of Purchases	571
Proceeds of Sales	(1,730)
Amortization/Accretion	(3,636)
Transfer in/out of Level 3	16,320
Ending Balance	$ 10,215
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (6,787)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (804)
Total Unrealized Gain (Loss)	804
Transfers in/out of Level 3:	-
Ending Balance	$ -
Realized gain (loss) on swap agreements for the period	$ (920)
The change in unrealized gain (loss) attributable to Level 3 swap agreements at August 31, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ -	$ (17)
Swap Agreements (b)	241	-
Total Value of Derivatives	$ 241	$ (17)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information

At August 31, 2009, the fund had a capital loss carryforward of approximately $119,650,000 of which $2,470,000, $14,312,000, $3,550,000, $14,493,000 and $84,825,000 will expire on August 31, 2013, 2014, 2015, 2016 and 2017, respectively.

The fund intends to elect to defer to its fiscal year ending August 31, 2010 approximately $15,571,000 of losses recognized during the period November 1, 2008 to August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2009

Assets
Investment in securities, at value (including repurchase agreements of $64,182) - See accompanying schedule: Unaffiliated issuers (cost $1,223,697)		$ 1,224,403
Commitment to sell securities on a delayed delivery basis	$ (106,515)
Receivable for securities sold on a delayed delivery basis	106,021	(494)
Receivable for investments sold, regular delivery		26,670
Receivable for swap agreements		173
Receivable for fund shares sold		823
Interest receivable		4,597
Unrealized appreciation on swap agreements		241
Other receivables		114
Total assets		1,256,527

Liabilities
Payable to custodian bank	$ 28
Payable for investments purchased Regular delivery	9,685
Delayed delivery	272,397
Payable for fund shares redeemed	1,068
Distributions payable	323
Accrued management fee	255
Distribution fees payable	47
Payable for daily variation on futures contracts	9
Other affiliated payables	120
Other payables and accrued expenses	113
Total liabilities		284,045

Net Assets		$ 972,482
Net Assets consist of:
Paid in capital		$ 1,112,243
Distributions in excess of net investment income		(3,933)
Accumulated undistributed net realized gain (loss) on investments		(136,264)
Net unrealized appreciation (depreciation) on investments		436
Net Assets		$ 972,482

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($47,169 ÷ 4,543 shares)	$ 10.38

Maximum offering price per share (100/96.00 of $10.38)	$ 10.81
Class T: Net Asset Value and redemption price per share ($40,125 ÷ 3,858 shares)	$ 10.40

Maximum offering price per share (100/96.00 of $10.40)	$ 10.83
Class B: Net Asset Value and offering price per share ($18,849 ÷ 1,816 shares)A	$ 10.38

Class C: Net Asset Value and offering price per share ($17,763 ÷ 1,713 shares)A	$ 10.37

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($838,297 ÷ 80,565 shares)	$ 10.41

Institutional Class: Net Asset Value, offering price and redemption price per share ($10,279 ÷ 991 shares)	$ 10.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2009

Investment Income
Interest		$ 56,792

Expenses
Management fee	$ 3,339
Transfer agent fees	1,225
Distribution fees	601
Fund wide operations fee	314
Independent trustees' compensation	4
Miscellaneous	7
Total expenses before reductions	5,490
Expense reductions	(1)	5,489
Net investment income		51,303
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,602
Futures contracts	(628)
Swap agreements	(3,833)
Total net realized gain (loss)		5,141
Change in net unrealized appreciation (depreciation) on: Investment securities	17,942
Futures contracts	87
Swap agreements	2,248
Delayed delivery commitments	1,062
Total change in net unrealized appreciation (depreciation)		21,339
Net gain (loss)		26,480
Net increase (decrease) in net assets resulting from operations		$ 77,783

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2009	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 51,303	$ 65,979
Net realized gain (loss)	5,141	(102,798)
Change in net unrealized appreciation (depreciation)	21,339	41,977
Net increase (decrease) in net assets resulting from operations	77,783	5,158
Distributions to shareholders from net investment income	(50,530)	(68,876)
Share transactions - net increase (decrease)	(238,081)	(404,510)
Total increase (decrease) in net assets	(210,828)	(468,228)

Net Assets
Beginning of period	1,183,310	1,651,538
End of period (including distributions in excess of net investment income of $3,993 and distributions in excess of net investment income of $5,466, respectively)	$ 972,482	$ 1,183,310

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,

2009

2008

2007

2006 I

2005 J

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.33	$ 11.30
Income from Investment Operations
Net investment income E	.464	.467	.521	.404	.408	.365
Net realized and unrealized gain (loss)	.283	(.461)	(.401)	(.021)	(.267)	.181
Total from investment operations	.747	.006	.120	.383	.141	.546
Distributions from net investment income	(.457)	(.486)	(.520)	(.403)	(.421)	(.366)
Distributions from net realized gain	-	-	-	-	(.060)	(.150)
Total distributions	(.457)	(.486)	(.520)	(.403)	(.481)	(.516)
Net asset value, end of period	$ 10.38	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.33
Total Return B, C, D	7.63%	.06%	1.04%	3.56%	1.26%	4.97%
Ratios to Average Net Assets F, H
Expenses before reductions	.84%	.85%	.79%	.74% A	.82%	.86%
Expenses net of fee waivers, if any	.84%	.85%	.79%	.74% A	.82%	.86%
Expenses net of all reductions	.84%	.85%	.78%	.74% A	.82%	.86%
Net investment income	4.59%	4.52%	4.77%	4.44% A	3.65%	3.24%
Supplemental Data
Net assets, end of period (in millions)	$ 47	$ 39	$ 54	$ 54	$ 50	$ 55
Portfolio turnover rate G	476%	397%	409%	232% A	183%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,

2009

2008

2007

2006 I

2005 J

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 10.59	$ 10.99	$ 11.00	$ 11.34	$ 11.31
Income from Investment Operations
Net investment income E	.466	.470	.519	.399	.400	.353
Net realized and unrealized gain (loss)	.282	(.462)	(.403)	(.012)	(.268)	.181
Total from investment operations	.748	.008	.116	.387	.132	.534
Distributions from net investment income	(.458)	(.488)	(.516)	(.397)	(.412)	(.354)
Distributions from net realized gain	-	-	-	-	(.060)	(.150)
Total distributions	(.458)	(.488)	(.516)	(.397)	(.472)	(.504)
Net asset value, end of period	$ 10.40	$ 10.11	$ 10.59	$ 10.99	$ 11.00	$ 11.34
Total Return B, C, D	7.62%	.07%	1.01%	3.59%	1.18%	4.86%
Ratios to Average Net Assets F, H
Expenses before reductions	.83%	.83%	.82%	.81% A	.89%	.96%
Expenses net of fee waivers, if any	.83%	.83%	.82%	.81% A	.89%	.96%
Expenses net of all reductions	.83%	.83%	.82%	.81% A	.89%	.96%
Net investment income	4.60%	4.53%	4.73%	4.37% A	3.57%	3.14%
Supplemental Data
Net assets, end of period (in millions)	$ 40	$ 41	$ 68	$ 89	$ 126	$ 131
Portfolio turnover rate G	476%	397%	409%	232% A	183%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,

2009

2008

2007

2006 I

2005 J

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.32	$ 11.30
Income from Investment Operations
Net investment income E	.398	.400	.443	.336	.323	.278
Net realized and unrealized gain (loss)	.283	(.461)	(.401)	(.022)	(.257)	.172
Total from investment operations	.681	(.061)	.042	.314	.066	.450
Distributions from net investment income	(.391)	(.419)	(.442)	(.334)	(.336)	(.280)
Distributions from net realized gain	-	-	-	-	(.060)	(.150)
Total distributions	(.391)	(.419)	(.442)	(.334)	(.396)	(.430)
Net asset value, end of period	$ 10.38	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.32
Total Return B, C, D	6.93%	(.58)%	.32%	2.91%	.58%	4.08%
Ratios to Average Net Assets F, H
Expenses before reductions	1.50%	1.50%	1.50%	1.50% A	1.58%	1.63%
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.50% A	1.58%	1.63%
Expenses net of all reductions	1.50%	1.50%	1.50%	1.50% A	1.58%	1.63%
Net investment income	3.93%	3.86%	4.05%	3.68% A	2.89%	2.48%
Supplemental Data
Net assets, end of period (in millions)	$ 19	$ 32	$ 50	$ 74	$ 101	$ 134
Portfolio turnover rate G	476%	397%	409%	232% A	183%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,

2009

2008

2007

2006 I

2005 J

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 10.56	$ 10.96	$ 10.98	$ 11.31	$ 11.29
Income from Investment Operations
Net investment income E	.390	.389	.434	.328	.316	.273
Net realized and unrealized gain (loss)	.284	(.459)	(.401)	(.021)	(.257)	.172
Total from investment operations	.674	(.070)	.033	.307	.059	.445
Distributions from net investment income	(.384)	(.410)	(.433)	(.327)	(.329)	(.275)
Distributions from net realized gain	-	-	-	-	(.060)	(.150)
Total distributions	(.384)	(.410)	(.433)	(.327)	(.389)	(.425)
Net asset value, end of period	$ 10.37	$ 10.08	$ 10.56	$ 10.96	$ 10.98	$ 11.31
Total Return B, C, D	6.86%	(.68)%	.25%	2.85%	.52%	4.04%
Ratios to Average Net Assets F, H
Expenses before reductions	1.57%	1.60%	1.58%	1.57% A	1.64%	1.68%
Expenses net of fee waivers, if any	1.57%	1.60%	1.58%	1.57% A	1.64%	1.68%
Expenses net of all reductions	1.57%	1.60%	1.58%	1.57% A	1.64%	1.68%
Net investment income	3.86%	3.77%	3.97%	3.61% A	2.82%	2.42%
Supplemental Data
Net assets, end of period (in millions)	$ 18	$ 15	$ 23	$ 31	$ 41	$ 58
Portfolio turnover rate G	476%	397%	409%	232% A	183%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Mortgage Securities Fund

Years ended August 31,

2009

2008

2007

2006 H

2005 I

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 10.59	$ 10.99	$ 11.01	$ 11.34	$ 11.31
Income from Investment Operations
Net investment income D	.505	.509	.559	.432	.438	.390
Net realized and unrealized gain (loss)	.292	(.462)	(.403)	(.023)	(.257)	.183
Total from investment operations	.797	.047	.156	.409	.181	.573
Distributions from net investment income	(.497)	(.527)	(.556)	(.429)	(.451)	(.393)
Distributions from net realized gain	-	-	-	-	(.060)	(.150)
Total distributions	(.497)	(.527)	(.556)	(.429)	(.511)	(.543)
Net asset value, end of period	$ 10.41	$ 10.11	$ 10.59	$ 10.99	$ 11.01	$ 11.34
Total Return B, C	8.14%	.46%	1.38%	3.80%	1.61%	5.21%
Ratios to Average Net Assets E, G
Expenses before reductions	.45%	.45%	.45%	.45% A	.55%	.62%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45% A	.55%	.62%
Expenses net of all reductions	.45%	.45%	.45%	.45% A	.55%	.62%
Net investment income	4.99%	4.91%	5.10%	4.73% A	3.91%	3.48%
Supplemental Data
Net assets, end of period (in millions)	$ 838	$ 1,049	$ 1,446	$ 1,612	$ 1,807	$ 1,525
Portfolio turnover rate F	476%	397%	409%	232% A	183%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

I For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,

2009

2008

2007

2006 H

2005 I

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 10.56	$ 10.97	$ 10.98	$ 11.32	$ 11.29
Income from Investment Operations
Net investment income D	.496	.499	.548	.424	.432	.387
Net realized and unrealized gain (loss)	.284	(.461)	(.411)	(.011)	(.266)	.182
Total from investment operations	.780	.038	.137	.413	.166	.569
Distributions from net investment income	(.490)	(.518)	(.547)	(.423)	(.446)	(.389)
Distributions from net realized gain	-	-	-	-	(.060)	(.150)
Total distributions	(.490)	(.518)	(.547)	(.423)	(.506)	(.539)
Net asset value, end of period	$ 10.37	$ 10.08	$ 10.56	$ 10.97	$ 10.98	$ 11.32
Total Return B, C	7.98%	.37%	1.20%	3.85%	1.48%	5.19%
Ratios to Average Net Assets E, G
Expenses before reductions	.52%	.54%	.53%	.52% A	.60%	.66%
Expenses net of fee waivers, if any	.52%	.54%	.53%	.52% A	.60%	.66%
Expenses net of all reductions	.52%	.54%	.53%	.52% A	.60%	.66%
Net investment income	4.92%	4.83%	5.02%	4.66% A	3.87%	3.45%
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 7	$ 10	$ 14	$ 16	$ 13
Portfolio turnover rate F	476%	397%	409%	232% A	183%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

I For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Fidelity Mortgage Securities Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 26, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 27,421
Unrealized depreciation	(39,087)
Net unrealized appreciation (depreciation)	$ (11,666)
Undistributed ordinary income	$ 7,125
Capital loss carryforward	$ (119,650)

Cost for federal income tax purposes	$ 1,236,069

The tax character of distributions paid was as follows:

	August 31, 2009	August 31, 2008
Ordinary Income	$ 50,530	$ 68,876

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts and swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include interest rate risk, and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Investments in Derivative Instruments - continued

Futures Contracts - continued

face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements. The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest

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4. Investments in Derivative Instruments - continued

Swap Agreements - continued

rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Investments in Derivative Instruments - continued

Swap Agreements - continued

Risks of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $0 representing 0% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $0. The value of assets posted as collateral, net of assets received as collateral, for these swaps was $0. If a defined credit event had occurred as of period end, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $0 in addition to the collateral to settle these swaps.

The value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

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4. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments - continued

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ (1,873)	$ 1,694
Interest Rate Risk
Futures Contracts	(628)	87
Swap Agreements	(1,960)	554
Total Interest Rate Risk	(2,588)	641
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ (4,461)	$ 2,335

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(628) for futures contracts and $(3,833) for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $87 for futures contracts and $2,248 for swap agreements.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $54,076 and $111,681, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 110	$ 7
Class T	0%	.25%	102	1
Class B	.65%	.25%	226	163
Class C	.75%	.25%	163	13
			$ 601	$ 184

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5
Class T	2
Class B*	28
Class C*	3
$ 38

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities Fund.

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 106.24
Class T	95.23
Class B	63.25
Class C	36.22
Fidelity Mortgage Securities Fund	910.10
Institutional Class	15.17
	$ 1,225

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2009	2008
From net investment income
Class A	$ 1,983	$ 2,205
Class T	1,853	2,500
Class B	978	1,654
Class C	620	733
Fidelity Mortgage Securities Fund	44,678	61,360
Institutional Class	418	424
Total	$ 50,530	$ 68,876

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2009	2008	2009	2008
Class A
Shares sold	2,474	1,233	$ 24,968	$ 12,720
Reinvestment of distributions	165	189	1,668	1,952
Shares redeemed	(1,982)	(2,645)	(20,013)	(27,288)
Net increase (decrease)	657	(1,223)	$ 6,623	$ (12,616)
Class T
Shares sold	1,301	652	$ 13,201	$ 6,745
Reinvestment of distributions	171	227	1,730	2,348
Shares redeemed	(1,650)	(3,306)	(16,700)	(34,313)
Net increase (decrease)	(178)	(2,427)	$ (1,769)	$ (25,220)
Class B
Shares sold	206	74	$ 2,067	$ 761
Reinvestment of distributions	81	133	816	1,376
Shares redeemed	(1,630)	(1,820)	(16,469)	(18,803)
Net increase (decrease)	(1,343)	(1,613)	$ (13,586)	$ (16,666)
Class C
Shares sold	763	130	$ 7,725	$ 1,330
Reinvestment of distributions	46	57	464	589
Shares redeemed	(595)	(838)	(6,012)	(8,656)
Net increase (decrease)	214	(651)	$ 2,177	$ (6,737)

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10. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2009	2008	2009	2008
Fidelity Mortgage Securities Fund
Shares sold	12,549	12,801	$ 127,161	$ 131,962
Reinvestment of distributions	4,064	5,511	41,091	57,031
Shares redeemed	(39,799)	(51,088)	(402,497)	(529,926)
Net increase (decrease)	(23,186)	(32,776)	$ (234,245)	$ (340,933)
Institutional Class
Shares sold	768	224	$ 7,757	$ 2,294
Reinvestment of distributions	28	32	287	335
Shares redeemed	(529)	(482)	(5,325)	(4,967)
Net increase (decrease)	267	(226)	$ 2,719	$ (2,338)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Mortgage Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Mortgage Securities Fund (a fund of Fidelity Advisor Series II) at August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Mortgage Securities Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 26, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 187 funds advised by FMR or an affiliate. Mr. Curvey oversees 407 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (68)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The fund designates $32,473,369 of distributions paid during the period January 1, 2009 to August 31, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mortgage Securities Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

MOR-UANN-1009
1.784764.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Short Fixed-Income
Fund - Class A, Class T, Class B and Class C

Annual Report

August 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of four years.

Average Annual Total Returns

Periods ended August 31, 2009	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 1.50% sales charge)	1.27%	1.83%	3.60%
Class T (incl. 1.50% sales charge)	1.37%	1.86%	3.60%
Class B (incl. contingent deferred sales charge)A	-1.00%	1.50%	3.16%
Class C (incl. contingent deferred sales charge) B	0.95%	1.33%	2.91%

A Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on October 9, 2002. Returns prior to October 9, 2002 are those of Class C, and reflect a 1.00% 12b-1 fee. If Class B's 12b-1 fee had been reflected, returns prior to October 9, 2002 would have been higher. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 3%, 0%, and 0%, respectively.

B Class C shares bear a 1.00% 12b-1 fee. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Short Fixed-Income Fund - Class A on August 31, 1999, and the current 1.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. 1-3 Year Government/Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: While the positive returns of taxable bonds were more encouraging than the negative returns posted by major equity indexes for the year ending August 31, 2009, fixed-income securities rode their own wave of volatility. As the credit crisis resulting from a meltdown in the subprime mortgage market deepened in the beginning of the period, bond investors fled from lower-quality debt instruments and flocked to those with backing from the U.S. government. With government interventions around the world beginning to take root in the later months of the period, however, credit conditions improved and signs of stabilization among certain economic indicators emerged, eliciting greater demand for risk. Consequently, bonds further out on the risk spectrum boasted the largest returns. For the year overall, U.S. investment-grade bonds gained 7.94%, as measured by the Barclays Capital U.S. Aggregate Bond Index.

Comments from Robert Galusza, Lead Portfolio Manager of Fidelity® Advisor Short Fixed-Income Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 2.81%, 2.91%, 2.00% and 1.95%, respectively (excluding sales charges), while the Barclays Capital U.S. 1-3 Year Government/Credit Bond Index returned 5.17%. In reviewing performance, we're looking at the aggregate of our direct investments and those we made in Fidelity's fixed-income central funds, predominantly Fidelity Ultra-Short Central Fund. What the fund gained from advantageous sector selection in the second half - when it significantly outpaced the benchmark - wasn't enough to offset its poor showing in the first half. Specifically, an underweighting in government-backed bonds detracted, as they outperformed for the period overall. We also lost ground by owning out-of-index stakes in securitized products - including asset-backed securities backed by highly rated classes of subprime mortgage securities; commercial mortgage-backed securities; and collateralized mortgage obligations - because they lagged over the one-year stretch. However, holdings in asset-backed securities backed by car loans and credit card receivables aided the fund's results. Security selection among government bonds also helped, as did our decisions to add to holdings in corporates and selectively within mortgages, as these sectors finished ahead of the index. Lastly, in terms of the fund's structure, we eliminated our overall stake in Fidelity's central funds by the end of the period, while still maintaining exposure to many of the same securities via direct holdings.

Comments from Robert Galusza, Lead Portfolio Manager of Fidelity® Advisor Short Fixed-Income Fund: For the year, the fund's Institutional Class shares returned 3.12% and the Barclays Capital U.S. 1-3 Year Government/Credit Bond Index returned 5.17%. In reviewing performance, we're looking at the aggregate of our direct investments and those we made in Fidelity's fixed-income central funds, predominantly Fidelity Ultra-Short Central Fund. What the fund gained from advantageous sector selection in the second half - when it significantly outpaced the benchmark - wasn't enough to offset its poor showing in the first half. Specifically, an underweighting in government-backed bonds detracted, as they outperformed for the period overall. We also lost ground by owning out-of-index stakes in securitized products - including asset-backed securities backed by highly rated classes of subprime mortgage securities; commercial mortgage-backed securities; and collateralized mortgage obligations - because they lagged over the one-year stretch. However, holdings in asset-backed securities backed by car loans and credit card receivables aided the fund's results. Security selection among government bonds also helped, as did our decisions to add to holdings in corporates and selectively within mortgages, as these sectors finished ahead of the index. Lastly, in terms of the fund's structure, we eliminated our overall stake in Fidelity's central funds by the end of the period, while still maintaining exposure to many of the same securities via direct holdings.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Class A	.69%
Actual		$ 1,000.00	$ 1,046.70	$ 3.56
HypotheticalA		$ 1,000.00	$ 1,021.73	$ 3.52
Class T	.73%
Actual		$ 1,000.00	$ 1,046.40	$ 3.77
HypotheticalA		$ 1,000.00	$ 1,021.53	$ 3.72
Class B	1.53%
Actual		$ 1,000.00	$ 1,041.00	$ 7.87
HypotheticalA		$ 1,000.00	$ 1,017.49	$ 7.78
Class C	1.55%
Actual		$ 1,000.00	$ 1,042.10	$ 7.98
HypotheticalA		$ 1,000.00	$ 1,017.39	$ 7.88
Institutional Class	.54%
Actual		$ 1,000.00	$ 1,047.40	$ 2.79
HypotheticalA		$ 1,000.00	$ 1,022.48	$ 2.75

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of August 31, 2009	As of February 28, 2009
U.S. Government and U.S. Government Agency Obligations†† 58.6%	U.S. Government and U.S. Government Agency Obligations†† 68.7%
AAA 8.6%	AAA 8.7%
AA 5.7%	AA 4.4%
A 10.7%	A 6.9%
BBB 11.6%	BBB 9.8%
BB and Below 1.6%	BB and Below 1.3%
Not Rated 0.5%	Not Rated 0.3%
Short-Term Investments and Net Other Assets 2.7%	Short-Term Investments and Net Other Assets † (0.1)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of August 31, 2009
6 months ago
Years	2.2	2.3

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2009
6 months ago
Years	1.7	1.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2009 *	As of February 28, 2009 **
Corporate Bonds 24.3%	Corporate Bonds 14.8%
U.S. Government and U.S. Government Agency Obligations †† 58.6%	U.S. Government and U.S. Government Agency Obligations †† 68.7%
Asset-Backed Securities 9.6%	Asset-Backed Securities 9.3%
CMOs and Other Mortgage Related Securities 4.8%	CMOs and Other Mortgage Related Securities 7.3%
Short-Term Investments and Net Other Assets 2.7%	Short-Term Investments and Net Other Assets † (0.1)%

* Foreign investments	5.9%	** Foreign investments	4.4%
* Futures and Swaps	7.4%	** Futures and Swaps	8.1%
† Short-Term Investments and Net Other Assets are not included in the pie chart.
†† Includes FDIC Guaranteed Corporate Securities.

A holdings listing for the Fund, which presents direct holdings as well as pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Annual Report

Investments August 31, 2009

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 5.75% 9/8/11	$ 1,165,000	$ 1,221,591
Household Durables - 0.2%
Fortune Brands, Inc. 5.125% 1/15/11	1,919,000	1,953,404
Media - 1.4%
AOL Time Warner, Inc. 6.75% 4/15/11	3,500,000	3,720,903
Comcast Cable Communications, Inc. 6.75% 1/30/11	2,645,000	2,812,825
Comcast Corp. 5.85% 1/15/10	2,000,000	2,036,204
COX Communications, Inc. 7.125% 10/1/12	3,434,000	3,807,053
News America, Inc. 5.3% 12/15/14	2,007,000	2,151,484
Time Warner Cable, Inc. 5.4% 7/2/12	2,542,000	2,711,539
		17,240,008
Specialty Retail - 0.1%
Staples, Inc. 7.75% 4/1/11	1,510,000	1,604,588
TOTAL CONSUMER DISCRETIONARY		22,019,591
CONSUMER STAPLES - 1.0%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc. 7.2% 1/15/14 (e)	2,150,000	2,414,770
Diageo Capital PLC 5.2% 1/30/13	510,000	544,599
Diageo Finance BV 5.5% 4/1/13	1,807,000	1,950,696
The Coca-Cola Co. 3.625% 3/15/14	1,300,000	1,343,111
		6,253,176
Food Products - 0.3%
Cargill, Inc. 5.2% 1/22/13 (e)	500,000	522,976
Kraft Foods, Inc. 5.625% 8/11/10	2,810,000	2,898,546
		3,421,522
Household Products - 0.2%
Procter & Gamble International Funding SCA 1.35% 8/26/11	2,226,000	2,231,694
TOTAL CONSUMER STAPLES		11,906,392
ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (e)	1,859,612	1,804,623
Duke Capital LLC 7.5% 10/1/09	1,525,000	1,531,350
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enterprise Products Operating LP:
4.6% 8/1/12	$ 1,896,000	$ 1,967,360
4.625% 10/15/09	3,540,000	3,545,926
NGPL PipeCo LLC 6.514% 12/15/12 (e)	1,400,000	1,514,976
Petroleum Export Ltd.:
4.623% 6/15/10 (e)	336,667	331,529
4.633% 6/15/10 (e)	202,222	199,142
Plains All American Pipeline LP:
4.25% 9/1/12	1,800,000	1,837,845
7.75% 10/15/12	411,000	454,388
Ras Laffan Liquid Natural Gas Co. Ltd. III 4.5% 9/30/12 (e)	704,000	721,527
Rockies Express Pipeline LLC 6.25% 7/15/13 (e)	1,922,000	2,071,143
Southeast Supply Header LLC 4.85% 8/15/14 (e)	1,835,000	1,863,173
Williams Companies, Inc. 6.375% 10/1/10 (e)	2,250,000	2,302,621
		20,145,603
FINANCIALS - 10.8%
Capital Markets - 1.3%
Bear Stearns Companies, Inc. 5.85% 7/19/10	4,015,000	4,125,890
Goldman Sachs Group, Inc. 3.625% 8/1/12	4,250,000	4,336,692
Janus Capital Group, Inc. 6.125% 9/15/11 (c)	955,000	945,655
Merrill Lynch & Co., Inc. 6.05% 8/15/12	950,000	989,921
Morgan Stanley:
5.05% 1/21/11	1,283,000	1,325,070
6% 5/13/14	1,230,000	1,304,278
6.75% 4/15/11	1,695,000	1,802,619
Northern Trust Corp. 4.625% 5/1/14	283,000	300,492
The Bank of New York, Inc. 4.3% 5/15/14	1,140,000	1,199,395
		16,330,012
Commercial Banks - 3.0%
American Express Bank FSB 0.3244% 4/26/10 (j)	1,576,000	1,559,696
Bank of America NA 1.0588% 5/12/10 (j)	2,350,000	2,332,622
Bank One Corp. 7.875% 8/1/10	885,000	935,924
Chase Manhattan Corp. 7.875% 6/15/10	1,990,000	2,090,837
Credit Suisse New York Branch:
3.45% 7/2/12	7,200,000	7,346,282
5.5% 5/1/14	1,165,000	1,252,086
DBS Bank Ltd. (Singapore) 0.66% 5/16/17 (e)(j)	147,614	131,376
HSBC Holdings PLC 0.7775% 10/6/16 (j)	145,000	134,360
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Manufacturers & Traders Trust Co. 2.0969% 4/1/13 (e)(j)	$ 91,476	$ 74,405
National Australia Bank Ltd. 8.6% 5/19/10	1,260,000	1,323,998
PNC Funding Corp. 5.4% 6/10/14	1,700,000	1,817,698
Rabobank Nederland NV 2.65% 8/17/12 (e)	7,720,000	7,779,984
Santander Issuances SA Unipersonal 0.9688% 6/20/16 (e)(j)	412,942	379,965
Sovereign Bank 2.1931% 8/1/13 (j)	207,598	197,419
US Bancorp 4.2% 5/15/14	1,770,000	1,843,513
Wachovia Corp. 0.6394% 10/15/11 (j)	1,598,000	1,557,531
Wells Fargo & Co.:
3.98% 10/29/10	5,710,000	5,837,436
5.25% 10/23/12	646,000	686,350
		37,281,482
Consumer Finance - 2.1%
Capital One Financial Corp.:
0.93% 9/10/09 (j)	1,576,000	1,575,712
5.7% 9/15/11	707,000	729,519
7.375% 5/23/14	2,500,000	2,727,115
General Electric Capital Corp.:
3.5% 8/13/12	12,000,000	12,032,808
5.9% 5/13/14	1,650,000	1,763,373
Household Finance Corp. 4.125% 11/16/09	2,280,000	2,292,941
HSBC Finance Corp. 5.9% 6/19/12	1,200,000	1,265,257
Nelnet, Inc. 7.4% 9/29/36 (j)	2,860,000	1,920,902
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (e)	2,090,000	2,072,250
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (e)	571,230	564,507
		26,944,384
Diversified Financial Services - 2.6%
Bank of America Corp.:
4.375% 12/1/10	859,000	877,269
5.375% 8/15/11	1,650,000	1,720,549
7.4% 1/15/11	275,000	290,203
7.8% 2/15/10	522,000	535,264
BP Capital Markets PLC:
1.55% 8/11/11	1,247,000	1,249,251
1.6144% 3/17/11 (j)	1,097,000	1,108,862
3.125% 3/10/12	2,900,000	2,992,304
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.:
0.5194% 5/18/11 (j)	$ 1,200,000	$ 1,148,264
5.125% 2/14/11	1,250,000	1,264,160
5.3% 10/17/12	6,147,000	6,209,693
6.5% 8/19/13	1,463,000	1,502,267
Iberbond 2004 PLC 4.826% 12/24/17 (l)	2,038,711	1,834,840
JPMorgan Chase & Co. 4.891% 9/1/15 (j)	2,440,000	2,202,737
Kreditanstalt fuer Wiederaufbau 4.75% 5/15/12	2,590,000	2,796,400
MassMutual Global Funding II Mtn 144A 3.625% 7/16/12 (e)	800,000	805,044
New York Life Global Fund 5.25% 10/16/12 (e)	2,280,000	2,425,744
OAO Industry & Construction Bank 6.2% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (j)	270,000	255,150
Pricoa Global Funding I 5.45% 6/11/14 (e)	1,150,000	1,181,564
USAA Capital Corp. 3.5% 7/17/14 (e)	1,798,000	1,789,864
		32,189,429
Insurance - 0.5%
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.3475% 6/30/12 (e)(j)	1,620,000	1,558,764
Metropolitan Life Global Funding I:
1.3575% 6/25/10 (e)(j)	2,105,000	2,092,646
5.125% 6/10/14 (e)	1,039,000	1,082,726
5.75% 7/25/11 (e)	1,300,000	1,337,773
		6,071,909
Real Estate Investment Trusts - 0.7%
Brandywine Operating Partnership LP 5.625% 12/15/10	2,910,000	2,899,771
Developers Diversified Realty Corp. 5% 5/3/10	1,310,000	1,273,033
Duke Realty LP:
5.25% 1/15/10	615,000	616,661
5.625% 8/15/11	915,000	924,220
6.95% 3/15/11	719,000	731,339
Simon Property Group LP:
4.6% 6/15/10	1,130,000	1,152,280
5.3% 5/30/13	1,511,000	1,536,314
		9,133,618
Thrifts & Mortgage Finance - 0.6%
Bank of America Corp. 7.375% 5/15/14	2,212,000	2,425,230
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Countrywide Financial Corp. 5.8% 6/7/12	$ 2,468,000	$ 2,560,787
Countrywide Home Loans, Inc. 4% 3/22/11	1,779,000	1,796,251
Independence Community Bank Corp. 2.6688% 6/20/13 (j)	1,123,347	1,022,041
		7,804,309
TOTAL FINANCIALS		135,755,143
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.3%
Express Scripts, Inc. 5.25% 6/15/12	1,083,000	1,148,792
UnitedHealth Group, Inc. 5.125% 11/15/10	1,643,000	1,690,578
		2,839,370
Pharmaceuticals - 0.3%
Pfizer, Inc. 4.45% 3/15/12	2,060,000	2,182,049
Roche Holdings, Inc. 4.5% 3/1/12 (e)	1,600,000	1,695,658
		3,877,707
TOTAL HEALTH CARE		6,717,077
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (e)	2,600,000	2,643,815
4.95% 6/1/14 (e)	1,500,000	1,551,764
		4,195,579
Airlines - 0.4%
American Airlines, Inc. pass-thru trust certificates:
6.978% 10/1/12	44,599	42,815
7.024% 4/15/11	2,000,000	1,990,000
Continental Airlines, Inc. 7.056% 3/15/11	749,000	745,255
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	1,645,000	1,603,875
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	35,910	35,730
6.201% 3/1/10	29,208	28,769
6.602% 9/1/13	70,908	69,845
7.186% 10/1/12	372,282	367,629
		4,883,918
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Building Products - 0.0%
Masco Corp. 0.9388% 3/12/10 (j)	$ 338,969	$ 332,897
Commercial Services & Supplies - 0.3%
R.R. Donnelley & Sons Co. 5.625% 1/15/12	3,030,000	3,062,351
Industrial Conglomerates - 0.4%
Covidien International Finance SA:
5.15% 10/15/10	2,900,000	3,019,370
5.45% 10/15/12	610,000	664,841
Hutchison Whampoa International (03/33) Ltd. 5.45% 11/24/10 (e)	980,000	1,016,435
		4,700,646
TOTAL INDUSTRIALS		17,175,391
INFORMATION TECHNOLOGY - 0.4%
Computers & Peripherals - 0.2%
Hewlett-Packard Co. 4.25% 2/24/12	1,820,000	1,919,166
Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp. 0.8794% 6/15/10 (j)	393,509	379,066
Software - 0.2%
Oracle Corp. 3.75% 7/8/14	3,000,000	3,099,345
TOTAL INFORMATION TECHNOLOGY		5,397,577
MATERIALS - 0.6%
Chemicals - 0.3%
Dow Chemical Co. 4.85% 8/15/12	4,252,000	4,355,111
Metals & Mining - 0.3%
BHP Billiton Financial USA Ltd. 5.125% 3/29/12	774,000	813,298
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (e)	700,000	764,715
Rio Tinto Finance (USA) Ltd. 8.95% 5/1/14	1,413,000	1,646,822
		3,224,835
TOTAL MATERIALS		7,579,946
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.0%
AT&T Broadband Corp. 8.375% 3/15/13	750,000	866,733
AT&T, Inc.:
4.95% 1/15/13	2,327,000	2,487,372
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T, Inc.: - continued
6.7% 11/15/13	$ 470,000	$ 532,361
BellSouth Corp. 4.2% 9/15/09	1,775,000	1,776,803
Deutsche Telekom International Financial BV 5.375% 3/23/11	4,000,000	4,194,368
France Telecom SA 4.375% 7/8/14	1,491,000	1,558,119
SBC Communications, Inc.:
5.875% 2/1/12	1,031,000	1,111,751
6.25% 3/15/11	441,000	469,298
Telecom Italia Capital SA:
4% 1/15/10	4,770,000	4,804,893
6.175% 6/18/14	3,100,000	3,357,412
Telefonica Emisiones SAU 5.984% 6/20/11	5,163,000	5,497,671
Telefonos de Mexico SA de CV 4.75% 1/27/10	2,455,000	2,479,550
Verizon Global Funding Corp. 7.25% 12/1/10	3,435,000	3,658,488
Verizon New England, Inc. 6.5% 9/15/11	1,475,000	1,588,804
Verizon New York, Inc. 6.875% 4/1/12	2,651,000	2,888,347
		37,271,970
Wireless Telecommunication Services - 0.7%
Verizon Wireless Capital LLC:
3.75% 5/20/11 (e)	3,531,000	3,646,015
5.25% 2/1/12 (e)	1,252,000	1,338,850
Vodafone Group PLC:
5.5% 6/15/11	3,380,000	3,587,353
7.75% 2/15/10	950,000	978,812
		9,551,030
TOTAL TELECOMMUNICATION SERVICES		46,823,000
UTILITIES - 2.4%
Electric Utilities - 1.5%
Commonwealth Edison Co. 5.4% 12/15/11	992,000	1,059,301
EDP Finance BV 5.375% 11/2/12 (e)	1,000,000	1,068,763
Entergy Corp. 7.75% 12/15/09 (e)	2,500,000	2,501,003
Exelon Corp. 4.45% 6/15/10	3,750,000	3,836,348
FirstEnergy Corp. 6.45% 11/15/11	576,000	629,280
FirstEnergy Solutions Corp. 4.8% 2/15/15 (e)	340,000	347,511
Pacific Gas & Electric Co. 1.5975% 6/10/10 (j)	1,800,000	1,810,463
Pepco Holdings, Inc. 4% 5/15/10	1,395,000	1,409,583
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc.:
6.05% 3/15/14	$ 815,000	$ 892,824
7.1% 3/1/11	2,181,000	2,319,637
Southern Co.:
1.125% 8/20/10 (j)	2,505,000	2,521,037
4.15% 5/15/14	412,000	423,676
		18,819,426
Independent Power Producers & Energy Traders - 0.4%
Constellation Energy Group, Inc.:
6.125% 9/1/09	3,035,000	3,035,000
7% 4/1/12	1,612,000	1,730,247
		4,765,247
Multi-Utilities - 0.5%
Dominion Resources, Inc.:
1.6644% 6/17/10 (j)	1,505,000	1,515,219
6.3% 9/30/66 (j)	1,680,000	1,226,400
DTE Energy Co. 7.05% 6/1/11	1,600,000	1,699,949
KeySpan Corp. 7.625% 11/15/10	790,000	834,335
NiSource Finance Corp. 7.875% 11/15/10	780,000	820,315
NSTAR 8% 2/15/10	715,000	735,665
		6,831,883
TOTAL UTILITIES		30,416,556
TOTAL NONCONVERTIBLE BONDS (Cost $297,237,567)		303,936,276
U.S. Government and Government Agency Obligations - 45.2%

U.S. Government Agency Obligations - 15.0%
Fannie Mae:
1.375% 4/28/11	10,040,000	10,114,236
1.75% 3/23/11	48,842,000	49,475,481
2% 1/9/12	23,230,000	23,532,315
2.5% 5/15/14	754,000	749,834
2.75% 3/13/14	1,060,000	1,072,042
3% 7/12/10	8,000,000	8,173,528
Federal Home Loan Bank:
1.625% 7/27/11	11,835,000	11,939,799
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Federal Home Loan Bank: - continued
1.75% 8/22/12	$ 12,110,000	$ 12,080,779
1.875% 6/20/12	6,800,000	6,830,076
Freddie Mac:
1.625% 4/26/11	25,359,000	25,654,990
2.125% 3/23/12	12,185,000	12,363,035
2.125% 9/21/12	24,200,000	24,412,210
2.5% 4/23/14	1,200,000	1,196,314
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		187,594,639
U.S. Treasury Obligations - 26.2%
U.S. Treasury Notes:
1% 8/31/11 (g)	131,023,000	131,058,199
1.125% 6/30/11 (d)	91,399,000	91,806,000
1.75% 11/15/11	11,568,000	11,726,158
1.75% 8/15/12	20,684,000	20,847,217
1.875% 6/15/12 (d)	51,113,000	51,779,871
4.625% 8/31/11 (h)	14,209,000	15,230,272
4.875% 7/31/11	5,881,000	6,321,387
TOTAL U.S. TREASURY OBLIGATIONS		328,769,104
Other Government Related - 4.0%
American Express Bank FSB 3.15% 12/9/11 (FDIC Guaranteed) (f)	1,200,000	1,247,101
Bank of America Corp.:
0.7913% 4/30/12 (FDIC Guaranteed) (f)(j)	1,000,000	1,008,688
2.1% 4/30/12 (FDIC Guaranteed) (f)	1,035,000	1,046,109
Citibank NA:
1.5% 7/12/11 (FDIC Guaranteed) (f)	3,600,000	3,620,693
1.625% 3/30/11 (FDIC Guaranteed) (f)	2,410,000	2,435,654
1.875% 6/4/12 (FDIC Guaranteed) (f)	2,440,000	2,448,093
Citigroup Funding, Inc. 1.375% 5/5/11 (FDIC Guaranteed) (f)	2,390,000	2,402,856
Citigroup, Inc. 2.875% 12/9/11 (FDIC Guaranteed) (f)	1,540,000	1,589,285
General Electric Capital Corp.:
1.8% 3/11/11 (FDIC Guaranteed) (f)	4,410,000	4,470,069
2.625% 12/28/12 (FDIC Guaranteed) (f)	3,422,000	3,500,158
3% 12/9/11 (FDIC Guaranteed) (f)	2,567,000	2,656,280
Goldman Sachs Group, Inc.:
0.7144% 11/9/11 (FDIC Guaranteed) (f)(j)	4,220,000	4,254,878
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - continued
Goldman Sachs Group, Inc.: - continued
1.7% 3/15/11 (FDIC Guaranteed) (f)	$ 2,351,000	$ 2,383,740
HSBC Usa, Inc. 3.125% 12/16/11 (FDIC Guaranteed) (f)	1,060,000	1,100,681
JPMorgan Chase & Co.:
1.65% 2/23/11 (FDIC Guaranteed) (f)	4,010,000	4,058,842
3.125% 12/1/11 (FDIC Guaranteed) (f)	1,312,000	1,362,255
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (f)	2,670,000	2,779,620
Wells Fargo & Co. 3% 12/9/11 (FDIC Guaranteed) (f)	7,700,000	7,978,309
TOTAL OTHER GOVERNMENT RELATED		50,343,311
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $563,124,060)		566,707,054
U.S. Government Agency - Mortgage Securities - 8.9%

Fannie Mae - 7.5%
3.206% 4/1/36 (j)	705,554	720,476
3.283% 3/1/35 (j)	54,918	56,129
3.321% 9/1/34 (j)	100,980	103,852
3.334% 4/1/36 (j)	267,006	272,513
3.499% 10/1/33 (j)	816,880	831,152
3.6% 10/1/33 (j)	87,372	88,757
3.613% 5/1/35 (j)	934,401	952,683
3.615% 5/1/33 (j)	20,138	20,773
3.697% 7/1/35 (j)	321,634	331,978
3.828% 7/1/35 (j)	2,860,330	2,934,094
3.928% 2/1/39 (j)	3,661,525	3,755,162
4.209% 11/1/36 (j)	1,198,326	1,241,128
4.253% 3/1/37 (j)	1,660,855	1,719,285
4.285% 12/1/33 (j)	664,682	685,670
4.299% 3/1/33 (j)	42,668	43,974
4.323% 8/1/35 (j)	184,054	189,000
4.351% 10/1/37 (j)	545,185	564,629
4.425% 3/1/35 (j)	147,686	152,107
4.44% 2/1/35 (j)	1,079,066	1,113,777
4.456% 10/1/35 (j)	209,179	214,436
4.489% 10/1/35 (j)	1,248,964	1,287,617
4.491% 4/1/35 (j)	2,401,828	2,479,887
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.5% 4/1/20	$ 9,311,339	$ 9,779,577
4.528% 12/1/34 (j)	596,104	609,779
4.534% 10/1/33 (j)	131,905	134,954
4.556% 6/1/33 (j)	867,406	899,165
4.59% 8/1/35 (j)	584,155	604,255
4.607% 7/1/35 (j)	1,370,937	1,417,904
4.621% 4/1/35 (j)	993,901	1,019,589
4.643% 7/1/35 (j)	342,458	354,994
4.649% 11/1/35 (j)	5,218,234	5,395,182
4.666% 11/1/36 (j)	592,492	615,451
4.669% 11/1/34 (j)	567,528	581,650
4.717% 11/1/35 (j)	1,254,176	1,309,952
4.785% 2/1/36 (j)	1,713,392	1,782,395
4.807% 1/1/35 (j)	3,464,053	3,545,675
4.821% 2/1/36 (j)	280,825	290,127
4.895% 2/1/36 (j)	8,372,169	8,655,826
4.922% 7/1/35 (j)	1,131,243	1,171,361
4.925% 7/1/35 (j)	6,057,756	6,237,801
4.996% 4/1/35 (j)	353,726	364,600
5% 3/1/18 to 1/1/21	9,783,755	10,347,301
5.129% 9/1/35 (j)	6,484,262	6,731,349
5.185% 3/1/35 (j)	60,834	62,299
5.327% 10/1/35 (j)	328,701	341,128
5.376% 11/1/35 (j)	444,441	460,748
5.5% 7/1/13 to 6/1/19	6,666,778	7,107,730
6.5% 6/1/11 to 3/1/35	4,142,424	4,426,651
7% 1/1/16 to 11/1/18	158,609	169,330
7.5% 5/1/12 to 10/1/14	41,008	44,168
11.5% 11/1/15	8,310	8,611
TOTAL FANNIE MAE		94,228,631
Freddie Mac - 1.3%
3.156% 2/1/34 (j)	98,578	100,738
3.364% 4/1/35 (j)	568,405	579,907
3.478% 3/1/35 (j)	286,283	294,205
3.665% 4/1/35 (j)	1,153,316	1,190,722
3.74% 12/1/35 (j)	778,991	796,620
3.862% 1/1/35 (j)	191,780	197,178
4.035% 6/1/35 (j)	160,222	166,439
4.448% 1/1/35 (j)	119,477	123,730
4.488% 4/1/35 (j)	3,900,519	4,000,230
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4.5% 5/1/35 (j)	$ 2,231,030	$ 2,298,517
4.549% 4/1/35 (j)	582,048	601,957
4.712% 11/1/35 (j)	1,021,479	1,065,349
4.82% 11/1/35 (j)	595,486	615,342
4.917% 9/1/35 (j)	668,734	693,884
5.113% 8/1/36 (j)	371,942	387,213
5.12% 1/1/36 (j)	479,568	493,199
5.298% 6/1/35 (j)	356,799	368,638
5.332% 6/1/37 (j)	677,322	704,182
5.376% 8/1/34 (j)	237,096	244,412
5.567% 5/1/36 (j)	1,365,304	1,425,566
8.5% 5/1/26 to 7/1/28	110,515	123,461
12% 11/1/19	7,103	7,995
TOTAL FREDDIE MAC		16,479,484
Government National Mortgage Association - 0.1%
7% 1/15/25 to 6/15/32	526,740	574,351
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $109,074,217)		111,282,466
Asset-Backed Securities - 9.6%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34	551,072	358,153
Series 2005-1 Class M1, 0.7356% 4/25/35 (j)	230,636	122,395
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.0156% 7/25/36 (j)	105,000	196
Class M8, 1.1156% 7/25/36 (j)	4,666	5
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 0.7656% 2/25/34 (j)	27,202	24,818
Series 2005-HE2 Class M2, 0.7156% 4/25/35 (j)	33,286	28,812
Series 2005-SD1 Class A1, 0.6656% 11/25/50 (j)	3,280	3,051
Series 2006-HE2:
Class M3, 0.6056% 5/25/36 (j)	46,008	820
Class M4, 0.6656% 5/25/36 (j)	13,798	214
Series 2006-OP1:
Class M4, 0.6356% 4/25/36 (j)	21,600	590
Class M5, 0.6556% 4/25/36 (j)	20,520	408
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.7525% 10/20/14 (j)	61,000	1,830
Asset-Backed Securities - continued
	Principal Amount	Value
Advanta Business Card Master Trust: - continued
Series 2007-A4 Class A4, 0.3025% 4/22/13 (j)	$ 304,819	$ 292,627
ALG Student Loan Trust I Series 2006-1 Class A1, 1.0825% 10/28/18 (e)(j)	82,414	82,230
AmeriCredit Automobile Receivables Trust:
Series 2005-1 Class D, 5.04% 5/6/11	2,303,616	2,281,715
Series 2005-DA Class A4, 5.02% 11/6/12	1,916,707	1,935,371
Series 2006-1 Class D, 5.49% 4/6/12	1,115,000	1,039,012
AmeriCredit Prime Automobile Receivables Trust Series 2007-2M Class A3, 5.22% 4/8/10	792,087	805,387
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R11 Class M1, 0.9256% 11/25/34 (j)	1,885,074	872,383
Series 2004-R2 Class M3, 0.8156% 4/25/34 (j)	19,842	8,238
Series 2005-R2 Class M1, 0.7156% 4/25/35 (j)	262,030	185,644
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6556% 3/1/34 (j)	82,560	21,275
Series 2004-W7 Class M2, 0.8656% 5/25/34 (j)	25,880	18,220
Series 2006-W4 Class A2C, 0.4256% 5/25/36 (j)	196,970	60,009
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.0456% 10/25/36 (j)	131,184	2,101
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE6 Class A2, 0.6256% 6/25/34 (j)	622,485	318,215
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (b)(e)(j)	432,000	0
Bank America Auto Trust Series 2009-1A:
Class A3, 2.67% 7/15/13 (e)	1,300,000	1,314,145
1.7% 12/15/11 (e)	600,000	602,934
Bank of America Credit Card Master Trust:
Series 2006-HE7 Class B4, 0.3528% 3/15/12 (j)	435,000	434,015
Series 2008-A9 Class A9, 4.07% 7/16/12	5,200,000	5,272,275
Bear Stearns Asset Backed Securities I Trust:
Series 2004-HE8 Class M1, 0.9156% 9/25/34 (j)	855,177	340,208
Series 2005-3 Class A1, 0.7156% 9/25/35 (j)	11,663	8,609
BMW Vehicle Lease Trust Series 2009-1:
Class A2, 2.04% 4/15/11	1,610,000	1,617,207
Class A3, 2.91% 3/15/12	1,150,000	1,171,131
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	2,173,028	1,912,265
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.6175% 12/26/24 (j)	291,430	272,266
C-BASS Trust Series 2006-CB7 Class A2, 0.3256% 10/25/36 (j)	45,270	41,136
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Auto Receivables Asset Trust:
Series 2006-1 Class B, 5.26% 10/15/10	$ 444,967	$ 446,781
Series 2007-1 Class B, 5.15% 9/17/12	1,085,000	949,853
Series 2007-SN1 Class D, 6.05% 1/17/12	750,000	693,750
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	860,000	900,256
Capital One Auto Finance Trust:
Series 2005-BSS Class D, 4.8% 9/15/12	1,220,000	1,221,071
Series 2006-C Class A3B, 0.2828% 7/15/11 (j)	9,545	9,515
Capital One Multi-Asset Execution Trust:
Series 2007-A6 Class A6, 0.3428% 5/15/13 (j)	1,040,000	1,032,290
Series 2007-B5 Class B5, 5.4% 5/15/13	3,410,000	3,459,464
Series 2007-C3 Class C3, 0.5628% 4/15/13 (e)(j)	369,058	354,825
Series 2009-A2 Class A2, 3.2% 4/15/14	3,572,000	3,636,619
Capital One Prime Auto Receivables Trust Series 2007-1 Class B1, 5.76% 12/15/13	1,060,000	1,042,170
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7225% 7/20/39 (e)(j)	703,061	140,612
Class B, 1.0225% 7/20/39 (e)(j)	373,480	44,818
Class C, 1.3725% 7/20/39 (e)(j)	478,070	38,246
Carmax Auto Owner Trust:
Series 2006-1 Class C, 5.76% 11/15/12	6,935,000	6,277,172
Series 2006-2 Class C, 5.53% 3/15/13	1,070,000	995,100
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5656% 7/25/36 (j)	144,785	5,045
Series 2006-NC2 Class M7, 1.1156% 6/25/36 (j)	54,000	989
Series 2006-RFC1 Class M9, 2.1356% 5/25/36 (j)	23,652	583
Series 2007-RFC1 Class A3, 0.4056% 12/25/36 (j)	228,766	60,176
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.4525% 5/20/17 (e)(j)	28,051	22,513
Chase Issuance Trust:
Series 2004-3 Class C, 0.7428% 6/15/12 (j)	67,000	66,711
Series 2008-9 Class A, 4.26% 5/15/13	730,000	762,489
Series 2009-A3 Class A3, 2.4% 6/17/13	4,010,000	4,060,860
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	24,452	21,803
Citibank Credit Card Issuance Trust:
Series 2007-B2 Class B2, 5% 4/2/12	4,320,000	4,357,731
Series 2007-B6 Class B6, 5% 11/8/12	3,410,000	3,273,600
Series 2009-A3 Class A3, 2.7% 6/24/13	2,965,000	3,008,345
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5356% 5/25/37 (j)	97,135	3,103
Asset-Backed Securities - continued
	Principal Amount	Value
CNH Equipment Trust Series 2005-B Class B, 4.57% 7/16/12	$ 830,000	$ 801,438
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (e)	41,917	4
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.5156% 7/25/34 (j)	86,799	20,848
Series 2004-3:
Class M1, 0.7656% 6/25/34 (j)	83,959	46,051
Class M4, 1.2356% 4/25/34 (j)	20,283	10,311
Series 2004-4 Class M2, 0.7956% 6/25/34 (j)	74,616	47,849
Series 2005-3 Class MV1, 0.6856% 8/25/35 (j)	258,843	235,446
Series 2005-AB1 Class A2, 0.4756% 8/25/35 (j)	45,839	42,023
CPS Auto Receivables Trust Series 2007-C Class A3, 5.43% 5/15/12 (e)	799,301	799,025
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-FIX1 Class A2, 4.31% 5/25/35	463,875	411,902
Discover Card Master Trust I Series 2007-1 Class B, 0.3728% 8/15/12 (j)	369,000	362,169
Diversified REIT Trust Series 2000-1A Class E, 6.971% 3/8/10 (e)	865,000	622,800
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.5172% 5/28/35 (j)	159,655	94,753
Class AB3, 0.6603% 5/28/35 (j)	67,441	37,456
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4406% 8/25/34 (j)	36,914	7,431
Series 2006-2 Class M1, 0.5756% 7/25/36 (j)	1,430,000	21,633
Series 2006-3 Class 2A3, 0.4256% 11/25/36 (j)	571,298	173,610
First Franklin Mortgage Loan Trust:
Series 2005-FF9 Class A3, 0.5456% 10/25/35 (j)	654,066	548,419
Series 2006-FF12 Class A2, 0.3056% 9/25/36 (j)	28,353	27,593
Series 2006-FF5 Class 2A2, 0.3756% 4/25/36 (j)	116,749	112,678
Ford Credit Auto Owner Trust:
Series 2006-B Class C, 5.68% 6/15/12	2,040,000	1,964,341
Series 2006-C Class B, 5.3% 6/15/12	750,000	758,413
Series 2007-A:
Class B, 5.6% 10/15/12	490,000	500,088
Class C, 5.8% 2/15/13	775,000	706,536
Series 2009-B:
Class A2, 2.4604% 11/15/11	510,000	507,316
Class A3, 3.0891% 8/15/13	750,000	727,143
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.8228% 6/15/13 (j)	98,086	63,756
Asset-Backed Securities - continued
	Principal Amount	Value
Franklin Auto Trust Series 2007-1:
Class A4, 5.03% 2/16/15	$ 1,505,000	$ 1,548,487
Class C, 5.43% 2/16/15	1,845,000	877,987
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 0.9406% 2/25/34 (j)	102,727	46,301
Class M2, 1.0156% 2/25/34 (j)	165,638	128,459
Series 2004-D:
Class M4, 1.2156% 11/25/34 (j)	104,293	5,918
Class M5, 1.2656% 11/25/34 (j)	66,415	1,836
Series 2005-A:
Class M3, 0.7556% 1/25/35 (j)	120,398	28,172
Class M4, 0.9456% 1/25/35 (j)	46,138	8,452
Series 2006-A Class M4, 0.6656% 5/25/36 (j)	24,181	231
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0413% 9/25/30 (e)(j)	298,000	222,941
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (e)	945,300	756,240
GE Business Loan Trust:
Series 2003-1 Class A, 0.7028% 4/15/31 (e)(j)	43,805	29,349
Series 2005-2 Class IO, 0.4096% 9/15/17 (e)(j)(k)	62,751,242	60,637
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.3828% 9/17/12 (j)	112,000	108,640
Class C, 0.5128% 9/17/12 (j)	87,000	81,780
Series 2007-1 Class C, 0.5428% 3/15/13 (j)	602,000	551,474
Series 2007-3 Class B, 5.49% 6/15/13	3,350,000	3,182,500
Greenpoint Credit LLC Series 2001-1 Class 1A, 0.6125% 4/20/32 (j)	137,596	135,839
GSAMP Trust:
Series 2004-AR1 Class M1, 0.9156% 6/25/34 (j)	278,359	146,689
Series 2006-HE6 Class A1, 0.2956% 8/25/36 (j)	1,266,369	1,215,649
Series 2006-HE8 Class A2A, 0.3356% 1/25/37 (j)	835,219	804,567
Series 2007-HE1 Class M1, 0.5156% 3/25/47 (j)	115,495	4,457
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.6056% 11/25/34 (j)	2,013	882
Series 2005-MTR1 Class A1, 0.4056% 10/25/35 (j)	79,505	78,638
Series 2006-FM1 Class M3, 0.6156% 4/25/36 (j)	54,734	568
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3456% 5/25/30 (e)(j)	1,028,238	154,236
Series 2006-3:
Class B, 0.6656% 9/25/46 (e)(j)	783,117	117,468
Class C, 0.8156% 9/25/46 (e)(j)	1,943,752	194,375
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust:
Series 2002-2 Class A4, 1.0256% 6/25/32 (j)	$ 5,664	$ 3,170
Series 2002-3 Class A5, 1.1456% 2/25/33 (j)	51	12
Series 2003-3:
Class A4, 1.1856% 2/25/33 (j)	493	123
Class M1, 1.5556% 8/25/33 (j)	114,140	55,036
Series 2003-5 Class A2, 0.9656% 12/25/33 (j)	44,160	16,096
Series 2003-7 Class A2, 1.0256% 3/25/34 (j)	4,453	1,738
Series 2004-1 Class M2, 1.9656% 6/25/34 (j)	244,289	139,075
Series 2004-3 Class M2, 1.9656% 8/25/34 (j)	374,623	216,870
Series 2004-7 Class A3, 0.6556% 1/25/35 (j)	78	47
Series 2005-5 Class 2A2, 0.5156% 11/25/35 (j)	34,527	32,491
Series 2006-1 Class 2A3, 0.4906% 4/25/36 (j)	345,162	317,438
Series 2006-8 Class 2A1, 0.3156% 3/25/37 (j)	25,162	23,239
Honda Auto Receivables Owner Trust:
Series 2009-2 Class A2, 2.22% 9/15/10	1,150,000	1,161,260
Series 2009-3 Class A3, 2.31% 5/15/13	900,000	902,950
HSBC Automotive Trust Series 2006-2 Class A4, 5.67% 6/17/13	3,500,000	3,617,539
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.4128% 6/15/12 (j)	285,000	283,040
HSBC Home Equity Loan Trust Series 2006-2:
Class M1, 0.5425% 3/20/36 (j)	74,251	42,713
Class M2, 0.5625% 3/20/36 (j)	122,948	59,641
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4556% 1/25/37 (j)	157,118	46,150
Hyundai Auto Receivables Trust:
Series 2006-B Class C, 5.25% 5/15/13	440,571	443,535
Series 2007-A Class A3A, 5.04% 1/17/12	1,255,844	1,281,736
JPMorgan Auto Receivables Trust Series 2006-A:
Class B, 5.36% 12/15/14 (e)	237,645	235,324
Class C, 5.61% 12/15/14 (e)	857,140	797,140
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.3956% 11/25/36 (j)	157,766	70,908
Class MV1, 0.4956% 11/25/36 (j)	128,153	13,118
Keycorp Student Loan Trust:
Series 1999-A Class A2, 1.5575% 12/27/09 (j)	128,531	102,114
Series 2006-A Class 2A1, 1.2575% 9/27/21 (j)	48,407	48,033
Lancer Funding Ltd. Series 2006-1A Class A3, 2.2775% 4/6/46 (e)(j)	393,088	39
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3456% 6/25/34 (j)	42,707	32,791
Asset-Backed Securities - continued
	Principal Amount	Value
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (e)	$ 452,953	$ 387,169
Series 2006-1A:
Class B, 5.827% 4/20/28 (e)	127,440	76,464
Class C, 6.125% 4/20/28 (e)	127,440	70,092
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5256% 10/25/36 (j)	57,024	1,557
Series 2007-HE1 Class M1, 0.5656% 5/25/37 (j)	99,598	3,486
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.3756% 4/25/37 (j)	275,667	200,557
Series 2006-OPT1 Class A1A, 0.5256% 6/25/35 (j)	215,442	105,808
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6056% 8/25/34 (j)	138,792	28,979
Series 2005-HE2 Class M1, 0.6656% 1/25/35 (j)	56,009	21,273
Series 2005-NC1 Class M1, 0.7056% 1/25/35 (j)	50,738	20,278
Series 2005-NC2 Class B1, 1.4356% 3/25/35 (j)	52,840	8,312
Series 2006-HE6 Class A2A, 0.3056% 9/25/36 (j)	191,918	188,074
Series 2006-NC4 Class M4, 0.6156% 6/25/36 (j)	40,647	218
Morgan Stanley Dean Witter Capital I Trust Series 2002-NC3 Class A3, 0.9456% 8/25/32 (j)	4,374	927
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.3656% 4/25/37 (j)	68,472	55,902
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 0.3156% 11/25/36 (j)	49,594	46,712
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (e)(j)(k)	1,725,000	155,250
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (k)	1,790,750	358,150
Series 2005-2 Class AIO, 7.73% 3/25/12 (k)	1,265,000	52,535
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (k)	900,000	24,750
Series 2006-1 Class AIO, 5.5% 4/25/11 (k)	1,410,000	91,650
Series 2006-2 Class AIO, 6% 8/25/11 (k)	700,000	66,500
Series 2006-3:
Class A1, 0.2956% 9/25/19 (j)	88,826	87,619
Class AIO, 7.1% 1/25/12 (k)	5,140,000	715,282
Series 2006-4:
Class A1, 0.2956% 3/25/25 (j)	97,496	93,578
Class AIO, 6.35% 2/27/12 (k)	880,000	115,509
Navistar Financial Corp. Owner Trust Series 2005-A Class A4, 4.43% 1/15/14	641,115	642,764
New Century Home Equity Loan Trust Series 2005-D Class M2, 0.7356% 2/25/36 (j)	37,735	2,277
Asset-Backed Securities - continued
	Principal Amount	Value
Nissan Auto Lease Trust Series 2009-A:
Class A2, 2.01% 4/15/11	$ 720,000	$ 723,128
Class A3, 2.92% 12/15/11	900,000	916,034
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3856% 3/25/36 (j)	61,724	58,938
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.2538% 10/30/45 (j)	1,423,800	1,139,040
Ocala Funding LLC:
Series 2005-1A Class A, 1.7725% 3/20/10 (e)(j)	71,000	27,690
Series 2006-1A Class A, 1.6725% 3/20/11 (e)(j)	149,000	55,130
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5156% 9/25/34 (j)	797,630	210,018
Class M4, 1.7156% 9/25/34 (j)	1,086,724	156,604
Series 2004-WCW2 Class M3, 0.8156% 7/25/35 (j)	50,846	7,532
Series 2004-WHQ2 Class A3E, 0.6856% 2/25/35 (j)	176,824	162,492
Series 2004-WWF1 Class M4, 1.3656% 1/25/35 (j)	1,905,000	329,662
Series 2005-WCH1:
Class M2, 0.7856% 1/25/35 (j)	97,891	64,391
Class M3, 0.8256% 1/25/35 (j)	60,718	31,618
Class M4, 1.0956% 1/25/35 (j)	187,294	30,447
Series 2005-WHQ2:
Class M7, 1.5156% 5/25/35 (j)	913,983	16,527
Class M9, 2.1456% 5/25/35 (j)	75,060	409
Providian Master Note Trust Series 2006-C1A Class C1, 0.8228% 3/16/15 (e)(j)	461,052	417,581
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (e)	1,420,000	1,111,594
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	191,834	138,971
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0656% 4/25/33 (j)	648	287
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0606% 3/25/35 (j)	239,000	118,918
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4225% 3/20/19 (e)(j)	117,235	97,209
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 0.8294% 6/15/21 (j)	1,800,000	1,380,539
Series 2004-A:
Class B, 1.2094% 6/15/33 (j)	397,498	194,701
Class C, 1.5794% 6/15/33 (j)	1,181,000	236,200
Series 2004-B Class C, 1.4994% 9/15/33 (j)	1,900,000	646,000
Asset-Backed Securities - continued
	Principal Amount	Value
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 2.6656% 8/25/34 (j)	$ 22,758	$ 14,744
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4156% 9/25/34 (j)	10,653	1,597
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.6256% 2/25/34 (j)	17,421	9,268
Series 2007-GEL1 Class A2, 0.4556% 1/25/37 (e)(j)	166,061	44,300
Superior Wholesale Inventory Financing Trust Series 2007-AE1:
Class A, 0.3728% 1/15/12 (j)	124,000	121,998
Class B, 0.5728% 1/15/12 (j)	108,000	101,593
Class C, 0.8728% 1/15/12 (j)	134,000	109,880
Swift Master Auto Receivables Trust:
Series 2007-1 Class A, 0.3728% 6/15/12 (j)	364,000	351,260
Series 2007-2 Class A, 0.9228% 10/15/12 (j)	1,515,000	1,444,931
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 1.1256% 9/25/34 (j)	86,903	29,633
Series 2003-6HE Class A1, 0.7356% 11/25/33 (j)	4,628	1,783
Turquoise Card Backed Securities PLC:
Series 2006-2:
Class B, 0.4228% 10/17/11 (j)	434,000	417,713
Class C, 0.6228% 10/17/11 (j)	408,370	382,779
Series 2007-1 Class C, 0.6428% 6/15/12 (j)	465,653	349,240
Volkswagen Auto Lease Trust Series 2009-A:
Class A2, 1% 7/15/11	930,000	941,972
Class A3, 3.41% 4/16/12	2,200,000	2,254,828
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class D, 5.42% 4/21/14 (e)	3,615,000	3,077,250
Series 2006-2A:
Class A3, 5.23% 8/22/11 (e)	261,430	262,218
Class D, 5.54% 12/20/12 (e)	2,245,000	2,029,214
Series 2007-1 Class D, 5.65% 2/20/13	2,640,000	2,346,909
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (e)	112,639	11
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6456% 10/25/36 (j)	76,507	1,292
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7728% 8/15/15 (e)(j)	888,516	782,551
Series 2007-A4A Class A4, 5.2% 10/15/14 (e)	3,400,000	3,524,601
Series 2007-A5A Class A5, 1.0228% 10/15/14 (e)(j)	220,000	218,899
Series 2007-C1 Class C1, 0.6728% 5/15/14 (e)(j)	541,145	527,369
Asset-Backed Securities - continued
	Principal Amount	Value
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (e)(m)	$ 961	$ 0
WFS Financial Owner Trust Series 2005-3 Class C, 4.54% 5/17/13	850,000	855,804
Whinstone Capital Management Ltd. Series 1A Class B3, 1.4038% 10/25/44 (e)(j)	1,390,735	166,888
TOTAL ASSET-BACKED SECURITIES (Cost $139,305,253)		120,687,427
Collateralized Mortgage Obligations - 5.2%

Private Sponsor - 0.7%
Arkle Master Issuer PLC floater Series 2006-2A:
Class 2B, 0.56% 2/17/52 (e)(j)	299,000	291,923
Class 2M, 0.64% 2/17/52 (e)(j)	203,000	195,538
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.94% 4/12/56 (e)(j)	180,708	117,460
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 5.2037% 12/25/33 (j)	6,011	4,622
Series 2004-B Class 1A1, 4.6868% 3/25/34 (j)	9,418	7,264
Series 2004-C Class 1A1, 4.097% 4/25/34 (j)	15,262	12,602
Series 2005-H Class 1A1, 4.6982% 9/25/35 (j)	146,656	114,763
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5456% 1/25/35 (j)	568,166	440,812
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6656% 5/25/33 (j)	6,086	6,022
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2005-2 Class 6M2, 0.7456% 6/25/35 (j)	187,207	13,104
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR7 Class 6A2, 1.0256% 8/25/34 (j)	4,286	2,345
Series 2004-AR8 Class 8A2, 1.0256% 9/25/34 (j)	39,659	26,459
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.4256% 3/25/37 (j)	435,931	156,437
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3688% 9/19/36 (j)	52,916	48,548
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 1.4488% 12/25/34 (j)	6,720	3,299
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Fosse Master Issuer PLC:
floater Series 2006-1A:
Class B2, 0.67% 10/18/54 (e)(j)	$ 362,000	$ 287,935
Class C2, 0.98% 10/18/54 (e)(j)	121,000	78,650
Class M2, 0.76% 10/18/54 (e)(j)	208,000	142,563
Series 2007-1A Class C2, 1.06% 10/18/54 (e)(j)	785,000	675,704
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.895% 11/20/56 (e)(j)	311,000	217,700
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.98% 10/11/41 (e)(j)	395,000	316,000
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 0.8725% 12/20/54 (e)(j)	762,000	114,300
Series 2006-2 Class C1, 0.7425% 12/20/54 (j)	3,254,000	390,480
Series 2006-3 Class C2, 0.7725% 12/20/54 (j)	142,000	17,040
Series 2006-4:
Class B1, 0.3625% 12/20/54 (j)	381,000	133,350
Class C1, 0.6525% 12/20/54 (j)	233,000	34,950
Class M1, 0.4425% 12/20/54 (j)	100,000	18,000
Series 2007-1:
Class 1C1, 0.5725% 12/20/54 (j)	235,000	28,200
Class 1M1, 0.4225% 12/20/54 (j)	153,000	27,540
Class 2C1, 0.7025% 12/20/54 (j)	107,000	12,840
Class 2M1, 0.5225% 12/20/54 (j)	196,000	35,280
Series 2007-2 Class 2C1, 0.7028% 12/17/54 (j)	272,000	40,800
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.96% 1/20/44 (j)	54,183	6,833
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5088% 5/19/35 (j)	52,561	27,794
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 0.8994% 7/15/40 (e)(j)	77,000	71,795
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.0056% 3/25/35 (j)	29,577	9,742
Series 2004-9:
Class M2, 1.2406% 1/25/35 (j)	127,385	41,545
Class M3, 1.3156% 1/25/35 (j)	94,430	28,057
Class M4, 1.8406% 1/25/35 (j)	48,165	8,514
Series 2005-1 Class M4, 1.0156% 4/25/35 (j)	3,182	309
Series 2005-3 Class A1, 0.5056% 8/25/35 (j)	73,930	34,418
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6544% 9/26/45 (e)(j)	330,115	154,044
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.5356% 2/25/35 (j)	$ 61,976	$ 34,804
Series 2007-3 Class 22A2, 0.4756% 5/25/47 (j)	181,030	62,209
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	175,913	129,922
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4356% 2/25/37 (j)	217,681	96,150
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4428% 6/15/22 (e)(j)	26,395	14,859
Class C, 0.4628% 6/15/22 (e)(j)	161,633	67,886
Class D, 0.4728% 6/15/22 (e)(j)	62,186	17,412
Class E, 0.4828% 6/15/22 (e)(j)	99,468	21,883
Class F, 0.5128% 6/15/22 (e)(j)	179,345	35,869
Class G, 0.5828% 6/15/22 (e)(j)	37,282	5,965
Class H, 0.6028% 6/15/22 (e)(j)	74,650	10,451
Class J, 0.6428% 6/15/22 (e)(j)	87,091	10,451
Merrill Lynch Mortgage Investors Trust floater:
Series 2005-B Class A2, 1.4% 7/25/30 (j)	95,438	68,618
Series 2006-MLN1 Class M4, 0.6256% 7/25/37 (j)	132,420	537
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5556% 7/25/35 (j)	373,484	250,429
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5656% 3/25/37 (j)	310,176	13,735
Permanent Financing No. 8 PLC floater Class 3C, 1.17% 6/10/42 (j)	260,000	204,864
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 0.9094% 7/17/42 (j)	66,269	49,702
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 2.6256% 7/10/35 (e)(j)	156,381	79,745
Series 2004-A:
Class B4, 1.4756% 2/10/36 (e)(j)	96,368	38,701
Class B5, 1.9756% 2/10/36 (e)(j)	64,239	24,128
Series 2004-B:
Class B4, 1.3756% 2/10/36 (e)(j)	41,801	13,414
Class B5, 1.8256% 2/10/36 (e)(j)	32,372	9,372
Class B6, 2.2756% 2/10/36 (e)(j)	11,292	2,788
Series 2004-C:
Class B4, 1.2256% 9/10/36 (e)(j)	56,176	18,493
Class B5, 1.6256% 9/10/36 (e)(j)	62,992	18,186
Class B6, 2.0256% 9/10/36 (e)(j)	13,949	3,187
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Residential Asset Mortgage Products, Inc. Series 2005-AR5 Class 1A1, 4.3273% 9/19/35 (j)	$ 359,148	$ 226,866
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7156% 6/25/33 (e)(j)	34,805	24,654
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.3656% 2/25/36 (e)(j)	569	569
Sequoia Mortgage Trust floater:
Series 2004-6 Class A3B, 1.6013% 7/20/34 (j)	5,878	3,962
Series 2004-7 Class A3B, 1.535% 7/20/34 (j)	3,785	2,202
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.0656% 9/25/36 (j)	41,870	672
Structured Adjustable Rate Mortgage Loan Trust floater Series 2005-10 Class A1, 0.4656% 6/25/35 (j)	161,412	93,024
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.6656% 9/25/33 (e)(j)	134,958	64,565
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4656% 9/25/36 (j)	415,454	197,353
Thornburg Mortgage Securities Trust floater Series 2006-4 Class A2B, 0.3856% 7/25/36 (j)	1,409,639	1,334,880
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 4.89% 8/15/41 (e)(j)	1,505,953	1,244,915
WaMu Mortgage pass-thru certificates floater Series 2006-AR11 Class C1B1, 0.3456% 9/25/46 (j)	7,776	7,595
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR3 Class 2A1, 3.768% 3/25/35 (j)	216,980	181,009
TOTAL PRIVATE SPONSOR		9,081,607
U.S. Government Agency - 4.5%
Fannie Mae:
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	478,443	496,473
Series 2006-64 Class PA, 5.5% 2/25/30	2,980,707	3,082,753
Series 2008-29 Class CA, 4.5% 9/25/35	4,588,369	4,759,781
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2006-49 Class CA, 6% 2/25/31	3,825,591	3,974,801
Series 2006-54 Class PE, 6% 2/25/33	1,393,727	1,473,427
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	820,666	877,580
Series 2003-76 Class BA, 4.5% 3/25/18	2,102,383	2,194,747
Series 2004-3 Class BA, 4% 7/25/17	1,219,336	1,258,394
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac sequential payer Series 2114 Class ZM, 6% 1/15/29	$ 373,925	$ 400,416
Freddie Mac Multi-class participation certificates sequential payer Series 3555:
Class CM, 4% 12/15/14	10,225,739	10,561,143
Class KH, 4% 12/15/14	10,292,227	10,606,140
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2535 Class PC, 6% 9/15/32	1,179,860	1,248,125
Series 2690 Class PD, 5% 2/15/27	1,773,219	1,818,750
Series 2755 Class LC, 4% 6/15/27	1,595,336	1,623,301
Series 2901 Class UM, 4.5% 1/15/30	2,890,138	2,994,481
sequential payer:
Series 2609 Class UJ, 6% 2/15/17	726,145	767,049
Series 2635 Class DG, 4.5% 1/15/18	2,407,408	2,505,776
Series 2780 Class A, 4% 12/15/14	1,591,243	1,615,125
Series 2786 Class GA, 4% 8/15/17	993,283	1,026,886
Series 2867 Class EA, 4.5% 11/15/18	687,193	708,627
Series 2895 Class EJ, 4% 8/15/17	1,508,150	1,556,497
Series 2970 Class YA, 5% 9/15/18	734,414	762,645
TOTAL U.S. GOVERNMENT AGENCY		56,312,917
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $67,246,151)		65,394,524
Commercial Mortgage Securities - 4.1%

280 Park Avenue Trust floater Series 2001-280 Class X1, 0.9822% 2/3/11 (e)(j)(k)	14,432,134	193,939
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.556% 2/14/43 (j)(k)	3,487,542	122,706
Banc of America Commercial Mortgage Trust sequential payer:
Series 2006-5 Class A1, 5.185% 9/10/47	432,996	440,321
Series 2007-3 Class A1, 5.6581% 6/10/49 (j)	1,276,067	1,293,492
Banc of America Commercial Mortgage, Inc.:
Series 2002-2 Class XP, 2.0377% 7/11/43 (e)(j)(k)	5,286,301	31,552
Series 2004-6 Class XP, 0.4453% 12/10/42 (j)(k)	8,773,385	88,961
Series 2005-4 Class XP, 0.1661% 7/10/45 (j)(k)	14,898,308	71,558
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7428% 3/15/22 (e)(j)	$ 78,149	$ 39,075
Class G, 0.8028% 3/15/22 (e)(j)	50,652	22,793
Series 2006-BIX1:
Class F, 0.5828% 10/15/19 (e)(j)	201,139	100,570
Class G, 0.6028% 10/15/19 (e)(j)	137,009	61,654
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1156% 12/25/33 (e)(j)	12,300	6,150
Series 2004-1:
Class A, 0.6256% 4/25/34 (e)(j)	581,215	412,662
Class B, 2.1656% 4/25/34 (e)(j)	70,413	28,165
Class M1, 0.8256% 4/25/34 (e)(j)	40,770	24,055
Class M2, 1.4656% 4/25/34 (e)(j)	39,325	19,662
Series 2004-2:
Class A, 0.6956% 8/25/34 (e)(j)	476,160	333,312
Class M1, 0.8456% 8/25/34 (e)(j)	169,700	84,850
Series 2004-3:
Class A1, 0.6356% 1/25/35 (e)(j)	812,605	528,193
Class A2, 0.6856% 1/25/35 (e)(j)	123,860	76,793
Class M1, 0.7656% 1/25/35 (e)(j)	43,850	22,364
Class M2, 1.2656% 1/25/35 (e)(j)	28,375	12,485
Series 2005-2A:
Class A1, 0.5756% 8/25/35 (e)(j)	184,623	120,559
Class M1, 0.6956% 8/25/35 (e)(j)	13,698	5,567
Class M2, 0.7456% 8/25/35 (e)(j)	22,594	8,436
Class M3, 0.7656% 8/25/35 (e)(j)	12,500	4,311
Class M4, 0.8756% 8/25/35 (e)(j)	11,475	3,721
Series 2005-3A:
Class A1, 0.5856% 11/25/35 (e)(j)	101,796	68,651
Class A2, 0.6656% 11/25/35 (e)(j)	65,995	39,597
Class M1, 0.7056% 11/25/35 (e)(j)	12,040	4,979
Class M2, 0.7556% 11/25/35 (e)(j)	15,286	5,948
Class M3, 0.7756% 11/25/35 (e)(j)	13,680	4,982
Class M4, 0.8656% 11/25/35 (e)(j)	17,045	5,942
Series 2005-4A:
Class A2, 0.6556% 1/25/36 (e)(j)	1,187,435	712,461
Class B1, 1.6656% 1/25/36 (e)(j)	79,899	21,573
Class M1, 0.7156% 1/25/36 (e)(j)	373,470	175,531
Class M2, 0.7356% 1/25/36 (e)(j)	141,720	62,357
Class M3, 0.7656% 1/25/36 (e)(j)	152,311	62,448
Class M4, 0.8756% 1/25/36 (e)(j)	77,938	28,837
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class M5, 0.9156% 1/25/36 (e)(j)	$ 77,938	$ 25,719
Class M6, 0.9656% 1/25/36 (e)(j)	79,091	22,937
Series 2006-1:
Class A2, 0.6256% 4/25/36 (e)(j)	35,846	20,551
Class M1, 0.6456% 4/25/36 (e)(j)	12,821	5,187
Class M2, 0.6656% 4/25/36 (e)(j)	13,546	5,156
Class M3, 0.6856% 4/25/36 (e)(j)	11,655	4,224
Class M4, 0.7856% 4/25/36 (e)(j)	6,605	2,290
Class M5, 0.8256% 4/25/36 (e)(j)	6,410	2,110
Class M6, 0.9056% 4/25/36 (e)(j)	12,782	3,950
Series 2006-2A:
Class A1, 0.4956% 7/25/36 (e)(j)	359,604	241,438
Class A2, 0.5456% 7/25/36 (e)(j)	32,465	18,865
Class B1, 1.1356% 7/25/36 (e)(j)	12,155	3,514
Class B3, 2.9656% 7/25/36 (e)(j)	18,365	4,610
Class M1, 0.5756% 7/25/36 (e)(j)	34,063	13,816
Class M2, 0.5956% 7/25/36 (e)(j)	24,033	9,164
Class M3, 0.6156% 7/25/36 (e)(j)	19,935	7,218
Class M4, 0.6856% 7/25/36 (e)(j)	13,461	4,652
Class M5, 0.7356% 7/25/36 (e)(j)	16,545	5,425
Class M6, 0.8056% 7/25/36 (e)(j)	24,686	7,613
Series 2006-3A:
Class B1, 1.0656% 10/25/36 (e)(j)	21,320	3,198
Class B2, 1.6156% 10/25/36 (e)(j)	15,377	1,922
Class B3, 2.8656% 10/25/36 (e)(j)	25,023	3,253
Class M4, 0.6956% 10/25/36 (e)(j)	23,562	5,419
Class M5, 0.7456% 10/25/36 (e)(j)	28,207	5,641
Class M6, 0.8256% 10/25/36 (e)(j)	55,212	9,938
Series 2006-4A:
Class A1, 0.4956% 12/25/36 (e)(j)	100,646	67,574
Class A2, 0.5356% 12/25/36 (e)(j)	456,214	212,094
Class B1, 0.9656% 12/25/36 (e)(j)	15,948	3,462
Class B2, 1.5156% 12/25/36 (e)(j)	16,503	3,241
Class B3, 2.7156% 12/25/36 (e)(j)	27,253	4,786
Class M1, 0.5556% 12/25/36 (e)(j)	32,324	10,832
Class M2, 0.5756% 12/25/36 (e)(j)	22,039	6,883
Class M3, 0.6056% 12/25/36 (e)(j)	22,039	6,495
Class M4, 0.6656% 12/25/36 (e)(j)	26,447	7,358
Class M5, 0.7056% 12/25/36 (e)(j)	24,243	6,332
Class M6, 0.7856% 12/25/36 (e)(j)	22,039	5,327
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class A2, 0.5356% 3/25/37 (e)(j)	$ 499,549	$ 244,779
Class B1, 0.9356% 3/25/37 (e)(j)	159,499	28,710
Class B2, 1.4156% 3/25/37 (e)(j)	116,938	17,541
Class B3, 3.6156% 3/25/37 (e)(j)	325,296	39,036
Class M1, 0.5356% 3/25/37 (e)(j)	136,598	51,907
Class M2, 0.5556% 3/25/37 (e)(j)	103,417	33,093
Class M3, 0.5856% 3/25/37 (e)(j)	89,813	26,944
Class M4, 0.6356% 3/25/37 (e)(j)	67,745	18,291
Class M5, 0.6856% 3/25/37 (e)(j)	113,248	27,179
Class M6, 0.7656% 3/25/37 (e)(j)	156,175	33,578
Series 2007-2A:
Class A1, 0.5356% 7/25/37 (e)(j)	77,426	44,907
Class A2, 0.5856% 7/25/37 (e)(j)	72,517	34,083
Class B1, 1.8656% 7/25/37 (e)(j)	22,722	3,295
Class B2, 2.5156% 7/25/37 (e)(j)	19,691	2,658
Class B3, 3.6156% 7/25/37 (e)(j)	22,146	2,879
Class M1, 0.6356% 7/25/37 (e)(j)	25,846	9,046
Class M2, 0.6756% 7/25/37 (e)(j)	14,503	4,351
Class M3, 0.7556% 7/25/37 (e)(j)	14,689	3,672
Class M4, 0.9156% 7/25/37 (e)(j)	28,282	5,656
Class M5, 1.0156% 7/25/37 (e)(j)	25,009	4,502
Class M6, 1.2656% 7/25/37 (e)(j)	31,740	4,761
Series 2007-3:
Class A2, 0.5556% 7/25/37 (e)(j)	126,746	62,511
Class B1, 1.2156% 7/25/37 (e)(j)	109,075	21,597
Class B2, 1.8656% 7/25/37 (e)(j)	279,207	47,549
Class B3, 4.2656% 7/25/37 (e)(j)	145,374	21,414
Class M1, 0.5756% 7/25/37 (e)(j)	95,755	35,975
Class M2, 0.6056% 7/25/37 (e)(j)	100,673	35,085
Class M3, 0.6356% 7/25/37 (e)(j)	162,958	53,385
Class M4, 0.7656% 7/25/37 (e)(j)	257,692	75,066
Class M5, 0.8656% 7/25/37 (e)(j)	128,460	31,511
Class M6, 1.0656% 7/25/37 (e)(j)	100,322	23,245
Series 2007-4A:
Class A2, 0.8156% 9/25/37 (e)(j)	950,904	522,997
Class B1, 2.8156% 9/25/37 (e)(j)	157,463	20,470
Class B2, 3.7156% 9/25/37 (e)(j)	590,424	70,851
Class M1, 1.2156% 9/25/37 (e)(j)	147,347	36,837
Class M2, 1.3156% 9/25/37 (e)(j)	147,347	30,943
Class M4, 1.8656% 9/25/37 (e)(j)	388,306	66,012
Class M5, 2.0156% 9/25/37 (e)(j)	388,306	58,246
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class M6, 2.2156% 9/25/37 (e)(j)	$ 388,402	$ 52,434
Series 2004-1 Class IO, 1.25% 4/25/34 (e)(k)	4,621,051	71,626
Series 2006-2A Class IO, 1.7976% 7/25/36 (c)(e)(k)	12,793,246	765,036
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7128% 3/15/19 (e)(j)	102,211	49,061
Class H, 0.9228% 3/15/19 (e)(j)	68,774	29,573
Class J, 1.1228% 3/15/19 (e)(j)	51,667	19,633
Series 2007-BBA8:
Class D, 0.5228% 3/15/22 (e)(j)	52,963	26,417
Class E, 0.5728% 3/15/22 (e)(j)	275,033	127,420
Class F, 0.6228% 3/15/22 (e)(j)	168,653	72,110
Class G, 0.6728% 3/15/22 (e)(j)	43,346	16,940
Class H, 0.8228% 3/15/22 (e)(j)	52,963	19,089
Class J, 0.9728% 3/15/22 (e)(j)	52,963	14,843
sequential payer Series 2007-PW17 Class A1, 5.282% 6/11/50	1,304,992	1,315,933
Series 2002-TOP8 Class X2, 2.0832% 8/15/38 (e)(j)(k)	5,909,417	121,512
Series 2003-PWR2 Class X2, 0.4648% 5/11/39 (e)(j)(k)	15,824,019	128,804
Series 2004-PWR6 Class X2, 0.6187% 11/11/41 (e)(j)(k)	6,225,449	100,377
Series 2005-PWR9 Class X2, 0.3883% 9/11/42 (e)(j)(k)	42,430,192	422,558
Series 2007-T28 Class A1, 5.422% 9/11/42	663,355	674,600
C-BASS Trust floater Series 2006-SC1 Class A, 0.5356% 5/25/36 (e)(j)	131,680	68,128
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.3511% 5/15/35 (e)(j)(k)	35,063,355	1,298,564
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.6028% 11/15/36 (e)(j)	56,376	15,785
Class H, 0.6428% 11/15/36 (e)(j)	45,122	11,281
sequential payer Series 2005-EMG Class A2, 4.2211% 9/20/51 (e)	218,606	219,175
Series 2004-C2 Class XP, 0.8556% 10/15/41 (e)(j)(k)	6,892,654	126,007
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class X3, 0.4233% 10/15/48 (j)(k)	58,236,815	847,340
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2:
Class A1, 5.064% 4/15/47 (j)	598,187	606,646
Class A2, 5.334% 4/15/47	2,463,000	2,397,757
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.5828% 4/15/17 (e)(j)	$ 120,571	$ 63,266
Class E, 0.6428% 4/15/17 (e)(j)	38,383	18,483
Class F, 0.6828% 4/15/17 (e)(j)	21,773	9,851
Class G, 0.8228% 4/15/17 (e)(j)	21,773	9,146
Class H, 0.8928% 4/15/17 (e)(j)	21,773	8,927
Class J, 1.1228% 4/15/17 (e)(j)	16,697	6,679
Series 2005-FL11:
Class F, 0.7228% 11/15/17 (e)(j)	48,777	23,588
Class G, 0.7728% 11/15/17 (e)(j)	33,810	15,610
Series 2004-LBN2 Class X2, 0.8704% 3/10/39 (e)(j)(k)	2,118,325	23,684
Series 2005-LP5 Class XP, 0.3391% 5/10/43 (j)(k)	13,624,236	72,429
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	180,301	181,202
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.6636% 12/15/39 (j)(k)	45,122,289	955,541
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 0.9618% 9/15/18 (j)(k)	16,600,888	265,737
Series 2003-C3 Class ASP, 1.6921% 5/15/38 (e)(j)(k)	13,635,570	174,320
Series 2004-C1 Class ASP, 0.953% 1/15/37 (e)(j)(k)	10,486,303	140,171
Series 2005-C1 Class ASP, 0.3041% 2/15/38 (e)(j)(k)	14,185,090	106,130
Series 2005-C2 Class ASP, 0.5445% 4/15/37 (e)(j)(k)	12,694,563	152,844
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.4428% 2/15/22 (e)(j)	236,650	89,927
0.5428% 2/15/22 (e)(j)	84,521	25,356
Class F, 0.5928% 2/15/22 (e)(j)	169,020	45,635
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	1,115,412	1,139,665
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class D, 6.484% 3/15/33	1,360,000	1,225,928
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 1.0483% 5/15/33 (e)(j)(k)	10,338,466	145,014
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A1, 4.576% 5/10/40	1,769,401	1,808,836
Commercial Mortgage Securities - continued
	Principal Amount	Value
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 2004-C3 Class X2, 0.6224% 12/10/41 (j)(k)	$ 7,363,757	$ 88,786
Greenwich Capital Commercial Funding Corp.:
Series 2003-C2 Class XP, 1.1772% 1/5/36 (e)(j)(k)	15,615,079	135,287
Series 2005-GG3 Class XP, 0.9155% 8/10/42 (e)(j)(k)	30,235,600	508,847
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (e)(k)	95,164,605	1,025,446
GS Mortgage Securities Corp. II floater:
Series 2006-FL8A Class F, 0.7156% 6/6/20 (e)(j)	105,970	48,746
Series 2007-EOP:
Class C, 0.5956% 3/6/20 (e)(j)	720,000	547,200
Class D, 0.6456% 3/6/20 (e)(j)	215,000	161,250
Class E, 0.7156% 3/6/20 (e)(j)	360,000	266,400
Class F, 0.7556% 3/6/20 (e)(j)	180,000	131,400
Class G, 0.7956% 3/6/20 (e)(j)	90,000	64,800
Class H, 0.9256% 3/6/20 (e)(j)	150,000	103,500
Class J, 1.1256% 3/6/20 (e)(j)	215,000	144,050
Hilton Hotel Pool Trust:
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (e)	202,787	210,922
Series 2000-HLTA Class D, 7.555% 10/3/15 (e)	1,275,000	1,360,891
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2001-C1 Class A2, 5.464% 10/12/35	335,349	339,829
Series 2002-C3 Class X2, 1.1342% 7/12/35 (e)(j)(k)	4,475,450	12,520
Series 2003-CB7 Class X2, 0.9262% 1/12/38 (e)(j)(k)	3,130,372	24,933
Series 2003-LN1 Class X2, 0.8121% 10/15/37 (e)(j)(k)	19,040,052	119,636
Series 2004-C1 Class X2, 1.1524% 1/15/38 (e)(j)(k)	2,944,185	33,054
Series 2004-CB8 Class X2, 1.2614% 1/12/39 (e)(j)(k)	3,658,071	47,797
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.5028% 11/15/18 (e)(j)	29,293	12,708
Class E, 0.5528% 11/15/18 (e)(j)	41,511	17,978
Class F, 0.6028% 11/15/18 (e)(j)	62,260	26,249
Class G, 0.6328% 11/15/18 (e)(j)	54,110	23,191
Class H, 0.7728% 11/15/18 (e)(j)	41,511	14,673
sequential payer:
Series 2006-LDP9 Class A1, 5.17% 5/15/47 (j)	835,523	849,933
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2008-C2 Class A1, 5.017% 2/12/51	$ 470,926	$ 473,254
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A1, 5.23% 9/15/39	614,944	625,511
Series 2006-C7 Class A1, 5.279% 11/15/38	266,688	271,908
Series 2007-C1 Class A1, 5.391% 2/15/40 (j)	348,365	354,885
Series 2007-C2 Class A1, 5.226% 2/15/40	341,366	346,950
Series 2002-C4 Class XCP, 1.3562% 10/15/35 (e)(j)(k)	9,386,557	4,078
Series 2002-C7 Class XCP, 1.1607% 1/15/36 (e)(j)(k)	6,724,444	18,954
Series 2003-C1 Class XCP, 1.4505% 12/15/36 (e)(j)(k)	3,886,333	26,324
Series 2004-C2 Class XCP, 1.2332% 3/15/36 (e)(j)(k)	6,373,742	93,027
Series 2004-C6 Class XCP, 0.7902% 8/15/36 (e)(j)(k)	8,673,840	92,570
Series 2005-C7 Class XCP, 0.3356% 11/15/40 (j)(k)	73,875,457	359,057
Series 2006-C1 Class XCP, 0.342% 2/15/41 (j)(k)	55,680,894	529,503
Series 2006-C6 Class XCP, 0.6633% 9/15/39 (j)(k)	26,139,968	497,229
Series 2007-C1 Class XCP, 0.4737% 2/15/40 (j)(k)	10,274,564	147,614
Series 2007-C2 Class XCP, 0.5136% 2/15/40 (j)(k)	47,433,770	788,819
LB-UBS Westfield Trust:
Series 2001-WM Class X, 0.7822% 7/14/16 (e)(j)(k)	11,713,617	93,689
Series 2001-WM, 6.754% 7/14/16 (e)	1,085,000	1,081,706
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.6128% 9/15/21 (e)(j)	145,070	39,894
Class G, 0.6328% 9/15/21 (e)(j)	286,588	71,647
Class H, 0.6728% 9/15/21 (e)(j)	73,934	16,635
Merrill Lynch Mortgage Trust:
Series 2005-MCP1 Class XP, 0.5308% 6/12/43 (j)(k)	11,119,591	198,938
Series 2005-MKB2 Class XP, 0.1639% 9/12/42 (j)(k)	5,823,023	34,649
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A1, 5.175% 3/12/51	362,763	368,217
Series 2007-8 Class A1, 4.622% 8/12/49	623,729	628,438
Series 2007-9 Class A2, 5.59% 9/12/49	952,000	935,450
Series 2006-4 Class XP, 0.6228% 12/12/49 (j)(k)	20,088,722	429,523
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.473% 7/15/19 (e)(j)	$ 104,414	$ 10,441
Series 2007-XCLA Class A1, 0.473% 7/17/17 (e)(j)	344,564	189,510
Series 2007-XLCA Class B, 0.7728% 7/17/17 (e)(j)	197,763	9,888
Series 2007-XLFA:
Class D, 0.463% 10/15/20 (e)(j)	84,694	21,174
Class E, 0.523% 10/15/20 (e)(j)	105,926	21,185
Class F, 0.573% 10/15/20 (e)(j)	63,569	11,442
Class G, 0.613% 10/15/20 (e)(j)	78,581	17,288
Class H, 0.703% 10/15/20 (e)(j)	49,464	4,946
Class J, 0.853% 10/15/20 (e)(j)	56,462	4,517
Class MHRO, 0.963% 10/15/20 (e)(j)	22,048	2,425
Class MJPM, 1.273% 10/15/20 (e)(j)	7,551	680
Class MSTR, 0.973% 10/15/20 (e)(j)	13,611	1,906
Class NHRO, 1.163% 10/15/20 (e)(j)	32,202	2,898
Class NSTR, 1.123% 10/15/20 (e)(j)	12,676	1,394
sequential payer:
Series 2003-IQ5 Class X2, 0.9799% 4/15/38 (e)(j)(k)	5,757,798	85,130
Series 2006-HQ8 Class A1, 5.124% 3/12/44	114,720	115,301
Series 2006-T23 Class A1, 5.682% 8/12/41	439,726	450,182
Series 2007-HQ11 Class A1, 5.246% 2/12/44	617,454	627,844
Series 2007-IQ14 Class A2, 5.61% 4/15/49	2,425,000	2,416,116
Series 2003-IQ6 Class X2, 0.5812% 12/15/41 (e)(j)(k)	12,134,174	140,414
Series 2005-HQ5 Class X2, 0.2111% 1/14/42 (j)(k)	11,675,756	75,199
Series 2005-IQ9 Class X2, 1.1689% 7/15/56 (e)(j)(k)	11,474,345	254,738
Series 2005-TOP17 Class X2, 0.5894% 12/13/41 (j)(k)	8,396,186	140,859
Series 2007-XLC1:
Class C, 0.8728% 7/17/17 (e)(j)	269,743	13,487
Class D, 0.9728% 7/17/17 (e)(j)	126,510	6,326
Class E, 1.0728% 7/17/17 (e)(j)	103,244	5,162
Morgan Stanley Dean Witter Capital I Trust:
Series 2003-HQ2 Class X2, 1.5251% 3/12/35 (e)(j)(k)	9,189,484	172,871
Series 2003-TOP9 Class X2, 1.399% 11/13/36 (e)(j)(k)	5,194,394	99,344
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7475% 3/24/18 (e)(j)	130,576	117,518
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4728% 1/15/18 (e)(j)	$ 161,978	$ 97,187
Series 2006-WL7A:
Class E, 0.5528% 9/15/21 (e)(j)	176,861	53,058
Class F, 0.6281% 8/11/18 (e)(j)	238,334	47,667
Class G, 0.6481% 8/11/18 (e)(j)	225,785	33,868
Class J, 0.8881% 8/11/18 (e)(j)	50,198	5,020
Series 2007-WHL8:
Class AP1, 0.9728% 6/15/20 (e)(j)	11,855	2,371
Class AP2, 1.0728% 6/15/20 (e)(j)	19,414	2,912
Class F, 0.7528% 6/15/20 (e)(j)	376,985	75,397
Class LXR2, 1.0728% 6/15/20 (e)(j)	257,008	25,701
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (e)	2,565,746	2,601,611
Series 2007-C30 Class A1, 5.031% 12/15/43	569,015	576,283
Series 2007-C31 Class A1, 5.14% 4/15/47	331,955	336,470
Series 2005-C18 Class XP, 0.4965% 4/15/42 (e)(j)(k)	18,737,882	141,070
Series 2005-C20 Class A3SF, 0.4175% 7/15/42 (j)	1,274,616	1,213,770
Series 2006-C23 Class X, 0.0795% 1/15/45 (e)(j)(k)	250,621,997	962,489
Series 2007-C30 Class XP, 0.4317% 12/15/43 (e)(j)(k)	49,472,402	747,701
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $60,403,302)		51,095,841
Certificates of Deposit - 0.4%

BNP Paribas SA yankee 0.84% 2/16/10	1,500,000	1,503,440
Lloyds TSB Bank PLC yankee 0.83% 2/12/10	4,000,000	4,003,285
TOTAL CERTIFICATES OF DEPOSIT (Cost $5,500,628)		5,506,725
Cash Equivalents - 15.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at:
0.2%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Treasury Obligations) #	$ 42,337,236	$ 42,337,000
0.21%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Government Obligations) # (a)	146,060,852	146,060,000
TOTAL CASH EQUIVALENTS (Cost $188,397,000)		188,397,000
TOTAL INVESTMENT PORTFOLIO - 112.7% (Cost $1,430,288,178)		1,413,007,313
NET OTHER ASSETS - (12.7)%		(159,553,564)
NET ASSETS - 100%		$ 1,253,453,749
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
92 Eurodollar 90 Day Index Contracts	Sept. 2009	$ 91,923,525	$ 467,533
72 Eurodollar 90 Day Index Contracts	Dec. 2009	71,917,200	162,013
72 Eurodollar 90 Day Index Contracts	March 2010	71,871,300	140,621
47 Eurodollar 90 Day Index Contracts	June 2010	46,871,338	55,674
47 Eurodollar 90 Day Index Contracts	Sept. 2010	46,822,575	36,861
TOTAL EURODOLLAR CONTRACTS			$ 862,702
Swap Agreements
		Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (i)

	Oct. 2034	$ 109,764	$ (82,394)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (i)

	Sept. 2034	$ 105,811	$ (100,027)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (i)	August 2034	83,149	(60,837)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (i)	Oct. 2034	99,343	(70,960)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (i)	April 2032	31,876	(17,577)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34 (Rating-Baa3) (i)	March 2034	10,593	(1,482)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (i)	Feb. 2034	1,009	(926)
		$ 441,545	$ (334,203)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Non-income producing - Issuer is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $100,976,779 or 8.1% of net assets.

(f) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $50,343,311 or 4.0% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $310,844.

(i) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,834,840 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 1,977,611
(m) Non-income producing.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$42,337,000 due 9/01/09 at 0.20%
BNP Paribas Securities Corp.	$ 7,279,829
Banc of America Securities LLC	3,624,700
Bank of America, NA	9,061,751
Deutsche Bank Securities, Inc.	3,987,170
ING Financial Markets LLC	1,166,225
J.P. Morgan Securities, Inc.	7,249,400
Mizuho Securities USA, Inc.	3,624,700
Morgan Stanley & Co., Inc.	1,812,350
Societe Generale, New York Branch	4,530,875
$ 42,337,000
$146,060,000 due 9/01/09 at 0.21%
J.P. Morgan Securities, Inc.	$ 146,060,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 115,161
Fidelity Ultra-Short Central Fund	552,885
Total	$ 668,046
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 6,291,778	$ 91,859	$ 5,738,675	$ -	0.0%
Fidelity Ultra-Short Central Fund	76,202,764	-	64,101,893*	-	0.0%
Total	$ 82,494,542	$ 91,859	$ 69,840,568	$ -
* Includes the value of shares redeemed through in-kind transactions. See Note 8 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Asset-Backed Securities	$ 120,687,427	$ -	$ 111,136,868	$ 9,550,559
Cash Equivalents	188,397,000	-	188,397,000	-
Certificates of Deposit	5,506,725	-	5,506,725	-
Collateralized Mortgage Obligations	65,394,524	-	64,348,657	1,045,867
Commercial Mortgage Securities	51,095,841	-	42,471,486	8,624,355
Corporate Bonds	303,936,276	-	303,936,276	-
U.S. Government Agency - Mortgage Securities	111,282,466	-	111,282,466	-
U.S. Government and Government Agency Obligations	566,707,054	-	566,707,054	-
Total Investments in Securities:	$ 1,413,007,313	$ -	$ 1,393,786,532	$ 19,220,781
Derivative Instruments:
Assets
Futures Contracts	$ 862,702	$ 862,702	$ -	$ -
Liabilities
Swap Agreements	$ (334,203)	$ -	$ (131,797)	$ (202,406)
Total Derivative Instruments:	$ 528,499	$ 862,702	$ (131,797)	$ (202,406)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities: Asset-Backed Securities
Beginning Balance	$ 2,559,315
Total Realized Gain (Loss)	(512,853)
Total Unrealized Gain (Loss)	(4,948,859)
Cost of Purchases	2,267,975
Proceeds of Sales	(2,691,204)
Amortization/Accretion	(381,625)
Transfers in/out of Level 3	13,257,810
Ending Balance	$ 9,550,559
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (5,301,437)
Collateralized Mortgage Obligations
Beginning Balance	$ -
Total Realized Gain (Loss)	13,078
Total Unrealized Gain (Loss)	(1,178,565)
Cost of Purchases	707,413
Proceeds of Sales	(36,124)
Amortization/Accretion	15,222
Transfers in/out of Level 3	1,524,843
Ending Balance	$ 1,045,867
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (1,178,565)
Commercial Mortgage Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	115,701
Total Unrealized Gain (Loss)	(3,445,381)
Cost of Purchases	3,998,198
Proceeds of Sales	(1,602,770)
Amortization/Accretion	(387,020)
Transfers in/out of Level 3	9,945,627
Ending Balance	$ 8,624,355
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (3,445,381)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (1,233,143)
Total Unrealized Gain (loss)	1,025,279
Transfers in/out of Level 3	5,458
Ending Balance	$ (202,406)
Realized gain (loss) on Swap Agreements for the period	$ (1,170,856)
The change in unrealized gain (loss) attributable to Level 3 Swap Agreements at August 31, 2009	$ 78,703

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 8 of the Notes to Financial Statements. Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfer out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (b)	$ -	$ (334,203)
Interest Rate Risk
Futures Contracts (a)	862,702	-
Total Value of Derivatives	$ 862,702	$ (334,203)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information

At August 31, 2009, the fund had a capital loss carryforward of approximately $42,122,800 of which $6,438,298, $4,621,616, $1,110,250, $1,361,959 and $28,590,677 will expire on August 31, 2013, 2014, 2015, 2016 and 2017, respectively.

The fund intends to elect to defer to its fiscal year ending August 31, 2010 approximately $30,178,499 of losses recognized during the period November 1, 2008 to August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009

Assets
Investment in securities, at value (including securities loaned of $143,070,620 and repurchase agreements of $188,397,000) - See accompanying schedule: Unaffiliated issuers (cost $1,430,288,178)		$ 1,413,007,313
Cash		6,871
Receivable for investments sold		185,413
Receivable for swap agreements		862
Receivable for fund shares sold		3,244,664
Interest receivable		7,220,452
Receivable for daily variation on futures contracts		18,050
Prepaid expenses		3,934
Total assets		1,423,687,559

Liabilities
Payable for investments purchased Regular delivery	$ 93,783
Delayed delivery	17,574,338
Payable for fund shares redeemed	5,160,696
Distributions payable	246,678
Unrealized depreciation on swap agreements	334,203
Accrued management fee	325,099
Distribution fees payable	159,287
Other affiliated payables	208,591
Other payables and accrued expenses	71,135
Collateral on securities loaned, at value	146,060,000
Total liabilities		170,233,810

Net Assets		$ 1,253,453,749
Net Assets consist of:
Paid in capital		$ 1,341,975,396
Undistributed net investment income		1,797,273
Accumulated undistributed net realized gain (loss) on investments		(73,566,555)
Net unrealized appreciation (depreciation) on investments		(16,752,365)
Net Assets		$ 1,253,453,749

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

August 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($265,959,229 ÷ 29,686,547 shares)	$ 8.96

Maximum offering price per share (100/98.50 of $8.96)	$ 9.10
Class T: Net Asset Value and redemption price per share ($253,439,357 ÷ 28,267,036 shares)	$ 8.97

Maximum offering price per share (100/98.50 of $8.97)	$ 9.11
Class B: Net Asset Value and offering price per share ($12,579,281 ÷ 1,401,882 shares)A	$ 8.97

Class C: Net Asset Value and offering price per share ($103,377,664 ÷ 11,525,878 shares)A	$ 8.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($618,098,218 ÷ 68,940,567 shares)	$ 8.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2009

Investment Income
Interest		$ 41,776,131
Income from Fidelity Central Funds		668,046
Total income		42,444,177

Expenses
Management fee	$ 3,935,648
Transfer agent fees	2,282,367
Distribution fees	1,978,818
Accounting and security lending fees	432,924
Custodian fees and expenses	40,609
Independent trustees' compensation	4,545
Registration fees	99,570
Audit	199,652
Legal	3,759
Interest	13,528
Miscellaneous	19,374
Total expenses before reductions	9,010,794
Expense reductions	(6,416)	9,004,378
Net investment income		33,439,799
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,077,728)
Fidelity Central Funds	(30,363,318)
Futures contracts	2,560,972
Swap agreements	(1,881,846)
Total net realized gain (loss)		(35,761,920)
Change in net unrealized appreciation (depreciation) on: Investment securities	33,162,366
Futures contracts	(629,984)
Swap agreements	1,455,266
Total change in net unrealized appreciation (depreciation)		33,987,648
Net gain (loss)		(1,774,272)
Net increase (decrease) in net assets resulting from operations		$ 31,665,527

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2009	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 33,439,799	$ 54,585,898
Net realized gain (loss)	(35,761,920)	(24,447,492)
Change in net unrealized appreciation (depreciation)	33,987,648	(22,462,426)
Net increase (decrease) in net assets resulting from operations	31,665,527	7,675,980
Distributions to shareholders from net investment income	(31,583,015)	(54,115,364)
Share transactions - net increase (decrease)	(121,336,902)	(18,385,435)
Total increase (decrease) in net assets	(121,254,390)	(64,824,819)

Net Assets
Beginning of period	1,374,708,139	1,439,532,958
End of period (including undistributed net investment income of $1,797,273 and distributions in excess of net investment income of $116,083, respectively)	$ 1,253,453,749	$ 1,374,708,139

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,

2009

2008

2007

2006 I

2005 K

2004 K

Selected Per-Share Data
Net asset value, beginning of period	$ 8.94	$ 9.25	$ 9.39	$ 9.39	$ 9.60	$ 9.55
Income from Investment Operations
Net investment income E	.237	.364	.414	.305	.281	.202
Net realized and unrealized gain (loss)	.007 H	(.315)	(.154)	.002	(.204)	.040
Total from investment operations	.244	.049	.260	.307	.077	.242
Distributions from net investment income	(.224)	(.359)	(.400)	(.307)	(.279)	(.192)
Distributions from net realized gain	-	-	-	-	(.008)	-
Total distributions	(.224)	(.359)	(.400)	(.307)	(.287)	(.192)
Net asset value, end of period	$ 8.96	$ 8.94	$ 9.25	$ 9.39	$ 9.39	$ 9.60
Total Return B, C, D	2.81%	.51%	2.79%	3.33%	.81%	2.56%
Ratios to Average Net Assets F, J
Expenses before reductions	.74%	.78%	.78%	.78% A	.85%	.87%
Expenses net of fee waivers, if any	.74%	.78%	.78%	.78% A	.85%	.87%
Expenses net of all reductions	.74%	.78%	.77%	.78% A	.85%	.87%
Net investment income	2.70%	3.98%	4.41%	3.91% A	2.96%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 265,959	$ 342,015	$ 412,412	$ 377,221	$ 369,512	$ 357,760
Portfolio turnover rate G	318%L	94%	91% L	55% A	94%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended October 31.

L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,

2009

2008

2007

2006 I

2005 K

2004 K

Selected Per-Share Data
Net asset value, beginning of period	$ 8.94	$ 9.26	$ 9.40	$ 9.40	$ 9.60	$ 9.55
Income from Investment Operations
Net investment income E	.237	.368	.417	.308	.284	.207
Net realized and unrealized gain (loss)	.016 H	(.327)	(.154)	.002	(.194)	.038
Total from investment operations	.253	.041	.263	.310	.090	.245
Distributions from net investment income	(.223)	(.361)	(.403)	(.310)	(.282)	(.195)
Distributions from net realized gain	-	-	-	-	(.008)	-
Total distributions	(.223)	(.361)	(.403)	(.310)	(.290)	(.195)
Net asset value, end of period	$ 8.97	$ 8.94	$ 9.26	$ 9.40	$ 9.40	$ 9.60
Total Return B, C, D	2.91%	.43%	2.82%	3.36%	.95%	2.59%
Ratios to Average Net Assets F, J
Expenses before reductions	.75%	.76%	.75%	.74% A	.81%	.83%
Expenses net of fee waivers, if any	.75%	.76%	.75%	.74% A	.81%	.83%
Expenses net of all reductions	.75%	.76%	.75%	.74% A	.81%	.83%
Net investment income	2.70%	4.01%	4.44%	3.95% A	2.99%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 253,439	$ 334,850	$ 516,227	$ 514,917	$ 544,662	$ 517,440
Portfolio turnover rate G	318%L	94%	91% L	55% A	94%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended October 31.

L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,

2009

2008

2007

2006 I

2005 K

2004 K

Selected Per-Share Data
Net asset value, beginning of period	$ 8.95	$ 9.27	$ 9.41	$ 9.41	$ 9.61	$ 9.56
Income from Investment Operations
Net investment income E	.167	.295	.344	.247	.210	.130
Net realized and unrealized gain (loss)	.007 H	(.326)	(.155)	.002	(.194)	.038
Total from investment operations	.174	(.031)	.189	.249	.016	.168
Distributions from net investment income	(.154)	(.289)	(.329)	(.249)	(.208)	(.118)
Distributions from net realized gain	-	-	-	-	(.008)	-
Total distributions	(.154)	(.289)	(.329)	(.249)	(.216)	(.118)
Net asset value, end of period	$ 8.97	$ 8.95	$ 9.27	$ 9.41	$ 9.41	$ 9.61
Total Return B, C, D	2.00%	(.36)%	2.01%	2.68%	.17%	1.77%
Ratios to Average Net Assets F, J
Expenses before reductions	1.54%	1.55%	1.54%	1.54% A	1.61%	1.63%
Expenses net of fee waivers, if any	1.54%	1.55%	1.54%	1.54% A	1.60%	1.63%
Expenses net of all reductions	1.54%	1.55%	1.53%	1.53% A	1.60%	1.63%
Net investment income	1.91%	3.22%	3.65%	3.15% A	2.21%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,579	$ 11,617	$ 19,895	$ 30,678	$ 39,190	$ 53,502
Portfolio turnover rate G	318%L	94%	91% L	55% A	94%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended October 31.

L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,

2009

2008

2007

2006 I

2005 K

2004 K

Selected Per-Share Data
Net asset value, beginning of period	$ 8.95	$ 9.26	$ 9.40	$ 9.40	$ 9.61	$ 9.55
Income from Investment Operations
Net investment income E	.164	.291	.340	.244	.206	.129
Net realized and unrealized gain (loss)	.006 H	(.315)	(.155)	.002	(.204)	.048
Total from investment operations	.170	(.024)	.185	.246	.002	.177
Distributions from net investment income	(.150)	(.286)	(.325)	(.246)	(.204)	(.117)
Distributions from net realized gain	-	-	-	-	(.008)	-
Total distributions	(.150)	(.286)	(.325)	(.246)	(.212)	(.117)
Net asset value, end of period	$ 8.97	$ 8.95	$ 9.26	$ 9.40	$ 9.40	$ 9.61
Total Return B, C, D	1.95%	(.29)%	1.98%	2.65%	.02%	1.86%
Ratios to Average Net Assets F, J
Expenses before reductions	1.57%	1.58%	1.57%	1.58% A	1.64%	1.65%
Expenses net of fee waivers, if any	1.57%	1.58%	1.57%	1.58% A	1.64%	1.65%
Expenses net of all reductions	1.57%	1.58%	1.57%	1.57% A	1.64%	1.65%
Net investment income	1.87%	3.18%	3.62%	3.12% A	2.16%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 103,378	$ 97,150	$ 129,105	$ 156,364	$ 194,992	$ 273,166
Portfolio turnover rate G	318%L	94%	91% L	55% A	94%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended October 31.

L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,

2009

2008

2007

2006 H

2005 J

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 8.94	$ 9.26	$ 9.40	$ 9.40	$ 9.60	$ 9.55
Income from Investment Operations
Net investment income D	.255	.385	.435	.321	.301	.225
Net realized and unrealized gain (loss)	.016 G	(.324)	(.154)	.003	(.194)	.038
Total from investment operations	.271	.061	.281	.324	.107	.263
Distributions from net investment income	(.241)	(.381)	(.421)	(.324)	(.299)	(.213)
Distributions from net realized gain	-	-	-	-	(.008)	-
Total distributions	(.241)	(.381)	(.421)	(.324)	(.307)	(.213)
Net asset value, end of period	$ 8.97	$ 8.94	$ 9.26	$ 9.40	$ 9.40	$ 9.60
Total Return B, C	3.12%	.65%	3.02%	3.51%	1.14%	2.78%
Ratios to Average Net Assets E, I
Expenses before reductions	.54%	.54%	.55%	.57% A	.63%	.64%
Expenses net of fee waivers, if any	.54%	.54%	.55%	.57% A	.63%	.64%
Expenses net of all reductions	.54%	.54%	.55%	.57% A	.63%	.64%
Net investment income	2.90%	4.23%	4.64%	4.12% A	3.18%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 618,098	$ 589,076	$ 361,894	$ 224,908	$ 151,257	$ 98,505
Portfolio turnover rate F	318%K	94%	91%K	55% A	94%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended October 31.

K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2009

1. Organization.

Fidelity Advisor Short Fixed-Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 27, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, bank notes, and U.S. government and government agency obligations, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, are valued at their closing net

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 20,889,695
Unrealized depreciation	(38,342,942)
Net unrealized appreciation (depreciation)	$ (17,453,247)

Undistributed ordinary income	$ 1,233,245
Capital loss carryforward	$ (42,122,800)

Cost for federal income tax purposes	$ 1,430,460,560

The tax character of distributions paid was as follows:

	August 31, 2009	August 31, 2008
Ordinary Income	$ 31,583,015	$ 54,115,364

Annual Report

Notes to Financial Statements - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts and swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include interest rate risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the

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Notes to Financial Statements - continued

5. Investments in Derivative Instruments - continued

Futures Contracts - continued

following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

Annual Report

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risks of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional

Annual Report

Notes to Financial Statements - continued

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $441,545 representing .04% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(334,203). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $0. If a defined credit event had occurred as of period end, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $441,545 in addition to the collateral to settle these swaps.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ (1,881,846)	$ 1,455,266
Interest Rate Risk
Futures Contracts	2,560,972	(629,984)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 679,126	$ 825,282

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $2,560,972 for futures contracts and $(1,881,846) for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(629,984) for futures contracts and $1,455,266 for swap agreements.

Annual Report

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and liquidations and redemptions executed in-kind from Affiliated Central Funds, aggregated $228,899,281 and $277,596,113, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.15%	$ 434,569	$ 8,673
Class T	-%	.15%	418,738	3,889
Class B	.65%	.25%	114,633	82,915
Class C	.75%	.25%	1,010,878	95,949
			$ 1,978,818	$ 191,426

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, .75% to ..50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 36,424
Class T	19,800
Class B*	40,849
Class C*	14,170
$ 111,243

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 601,411.21
Class T	595,925.21
Class B	32,293.25
Class C	189,423.19
Institutional Class	863,315.16
	$ 2,282,367

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

8. Other Affiliated Transaction.

On January 23, 2009, Fidelity Ultra-Short Central Fund ("Ultra-Short"), a Fidelity Central Fund in which the fund was invested, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board of Trustees. Under the plan, Ultra-Short distributed in-kind all of its net assets to its shareholders pro-rata at its net asset value (NAV) per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $38,383,060 in return for 613,870 shares of Ultra-Short. The Fund recognized a loss as the transaction was considered taxable to the Fund for federal income tax purposes.

9. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,835 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

10. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $444,843.

Annual Report

Notes to Financial Statements - continued

11. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $84,603,000. The weighted average interest rate was .78%. The interest expense amounted to $1,828 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

12. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6,416.

13. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2009	2008
From net investment income
Class A	$ 7,428,883	$ 15,639,258
Class T	7,135,543	17,927,649
Class B	223,200	501,393
Class C	1,724,635	3,571,643
Institutional Class	15,070,754	16,475,421
Total	$ 31,583,015	$ 54,115,364

14. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2009	2008	2009	2008
Class A
Shares sold	9,941,149	11,302,265	$ 87,237,670	$ 103,603,312
Reinvestment of distributions	766,900	1,539,856	6,723,296	14,071,246
Shares redeemed	(19,290,657)	(19,150,281)	(168,828,363)	(174,320,632)
Net increase (decrease)	(8,582,608)	(6,308,160)	$ (74,867,397)	$ (56,646,074)
Class T
Shares sold	6,941,667	10,974,663	$ 60,988,545	$ 100,897,906
Reinvestment of distributions	737,067	1,767,638	6,466,822	16,191,013
Shares redeemed	(16,851,477)	(31,063,213)	(147,835,064)	(283,101,603)
Net increase (decrease)	(9,172,743)	(18,320,912)	$ (80,379,697)	$ (166,012,684)

Annual Report

14. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2009	2008	2009	2008
Class B
Shares sold	1,263,658	661,531	$ 11,096,469	$ 6,072,366
Reinvestment of distributions	18,393	41,928	161,152	384,593
Shares redeemed	(1,177,708)	(1,552,588)	(10,297,341)	(14,215,142)
Net increase (decrease)	104,343	(849,129)	$ 960,280	$ (7,758,183)
Class C
Shares sold	6,558,363	1,924,284	$ 57,444,025	$ 17,674,887
Reinvestment of distributions	136,027	261,023	1,194,319	2,389,857
Shares redeemed	(6,026,884)	(5,267,046)	(52,775,175)	(48,161,144)
Net increase (decrease)	667,506	(3,081,739)	$ 5,863,169	$ (28,096,400)
Institutional Class
Shares sold	33,120,632	38,519,700	$ 291,048,559	$ 347,579,198
Reinvestment of distributions	1,604,475	1,561,667	14,105,949	14,241,593
Shares redeemed	(31,655,130)	(13,302,803)	(278,067,765)	(121,692,885)
Net increase (decrease)	3,069,977	26,778,564	$ 27,086,743	$ 240,127,906

15. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

16. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Short Fixed-Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Short Fixed-Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of August 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Short Fixed-Income Fund as of August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 27, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversee 187 funds advised by FMR or an affiliate. Mr. Curvey oversees 407 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006- present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (68)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-
present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-
present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 15.46% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $19,321,057 of distributions paid during the period January 1, 2009 to August 31, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Short-Fixed Income Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

SFI-UANN-1009
1.784769.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Short Fixed-Income
Fund - Institutional Class

Annual Report

August 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2009	Past 1 year	Past 5 years	Past 10 years
Institutional Class	3.12%	2.36%	3.96%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Short Fixed-Income Fund - Institutional Class on August 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. 1-3 Year Government/Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: While the positive returns of taxable bonds were more encouraging than the negative returns posted by major equity indexes for the year ending August 31, 2009, fixed-income securities rode their own wave of volatility. As the credit crisis resulting from a meltdown in the subprime mortgage market deepened in the beginning of the period, bond investors fled from lower-quality debt instruments and flocked to those with backing from the U.S. government. With government interventions around the world beginning to take root in the later months of the period, however, credit conditions improved and signs of stabilization among certain economic indicators emerged, eliciting greater demand for risk. Consequently, bonds further out on the risk spectrum boasted the largest returns. For the year overall, U.S. investment-grade bonds gained 7.94%, as measured by the Barclays Capital U.S. Aggregate Bond Index.

Comments from Robert Galusza, Lead Portfolio Manager of Fidelity® Advisor Short Fixed-Income Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 2.81%, 2.91%, 2.00% and 1.95%, respectively (excluding sales charges), while the Barclays Capital U.S. 1-3 Year Government/Credit Bond Index returned 5.17%. In reviewing performance, we're looking at the aggregate of our direct investments and those we made in Fidelity's fixed-income central funds, predominantly Fidelity Ultra-Short Central Fund. What the fund gained from advantageous sector selection in the second half - when it significantly outpaced the benchmark - wasn't enough to offset its poor showing in the first half. Specifically, an underweighting in government-backed bonds detracted, as they outperformed for the period overall. We also lost ground by owning out-of-index stakes in securitized products - including asset-backed securities backed by highly rated classes of subprime mortgage securities; commercial mortgage-backed securities; and collateralized mortgage obligations - because they lagged over the one-year stretch. However, holdings in asset-backed securities backed by car loans and credit card receivables aided the fund's results. Security selection among government bonds also helped, as did our decisions to add to holdings in corporates and selectively within mortgages, as these sectors finished ahead of the index. Lastly, in terms of the fund's structure, we eliminated our overall stake in Fidelity's central funds by the end of the period, while still maintaining exposure to many of the same securities via direct holdings.

Comments from Robert Galusza, Lead Portfolio Manager of Fidelity® Advisor Short Fixed-Income Fund: For the year, the fund's Institutional Class shares returned 3.12% and the Barclays Capital U.S. 1-3 Year Government/Credit Bond Index returned 5.17%. In reviewing performance, we're looking at the aggregate of our direct investments and those we made in Fidelity's fixed-income central funds, predominantly Fidelity Ultra-Short Central Fund. What the fund gained from advantageous sector selection in the second half - when it significantly outpaced the benchmark - wasn't enough to offset its poor showing in the first half. Specifically, an underweighting in government-backed bonds detracted, as they outperformed for the period overall. We also lost ground by owning out-of-index stakes in securitized products - including asset-backed securities backed by highly rated classes of subprime mortgage securities; commercial mortgage-backed securities; and collateralized mortgage obligations - because they lagged over the one-year stretch. However, holdings in asset-backed securities backed by car loans and credit card receivables aided the fund's results. Security selection among government bonds also helped, as did our decisions to add to holdings in corporates and selectively within mortgages, as these sectors finished ahead of the index. Lastly, in terms of the fund's structure, we eliminated our overall stake in Fidelity's central funds by the end of the period, while still maintaining exposure to many of the same securities via direct holdings.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Class A	.69%
Actual		$ 1,000.00	$ 1,046.70	$ 3.56
HypotheticalA		$ 1,000.00	$ 1,021.73	$ 3.52
Class T	.73%
Actual		$ 1,000.00	$ 1,046.40	$ 3.77
HypotheticalA		$ 1,000.00	$ 1,021.53	$ 3.72
Class B	1.53%
Actual		$ 1,000.00	$ 1,041.00	$ 7.87
HypotheticalA		$ 1,000.00	$ 1,017.49	$ 7.78
Class C	1.55%
Actual		$ 1,000.00	$ 1,042.10	$ 7.98
HypotheticalA		$ 1,000.00	$ 1,017.39	$ 7.88
Institutional Class	.54%
Actual		$ 1,000.00	$ 1,047.40	$ 2.79
HypotheticalA		$ 1,000.00	$ 1,022.48	$ 2.75

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of August 31, 2009	As of February 28, 2009
U.S. Government and U.S. Government Agency Obligations†† 58.6%	U.S. Government and U.S. Government Agency Obligations†† 68.7%
AAA 8.6%	AAA 8.7%
AA 5.7%	AA 4.4%
A 10.7%	A 6.9%
BBB 11.6%	BBB 9.8%
BB and Below 1.6%	BB and Below 1.3%
Not Rated 0.5%	Not Rated 0.3%
Short-Term Investments and Net Other Assets 2.7%	Short-Term Investments and Net Other Assets † (0.1)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of August 31, 2009
6 months ago
Years	2.2	2.3

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2009
6 months ago
Years	1.7	1.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2009 *	As of February 28, 2009 **
Corporate Bonds 24.3%	Corporate Bonds 14.8%
U.S. Government and U.S. Government Agency Obligations †† 58.6%	U.S. Government and U.S. Government Agency Obligations †† 68.7%
Asset-Backed Securities 9.6%	Asset-Backed Securities 9.3%
CMOs and Other Mortgage Related Securities 4.8%	CMOs and Other Mortgage Related Securities 7.3%
Short-Term Investments and Net Other Assets 2.7%	Short-Term Investments and Net Other Assets † (0.1)%

* Foreign investments	5.9%	** Foreign investments	4.4%
* Futures and Swaps	7.4%	** Futures and Swaps	8.1%
† Short-Term Investments and Net Other Assets are not included in the pie chart.
†† Includes FDIC Guaranteed Corporate Securities.

A holdings listing for the Fund, which presents direct holdings as well as pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Annual Report

Investments August 31, 2009

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 5.75% 9/8/11	$ 1,165,000	$ 1,221,591
Household Durables - 0.2%
Fortune Brands, Inc. 5.125% 1/15/11	1,919,000	1,953,404
Media - 1.4%
AOL Time Warner, Inc. 6.75% 4/15/11	3,500,000	3,720,903
Comcast Cable Communications, Inc. 6.75% 1/30/11	2,645,000	2,812,825
Comcast Corp. 5.85% 1/15/10	2,000,000	2,036,204
COX Communications, Inc. 7.125% 10/1/12	3,434,000	3,807,053
News America, Inc. 5.3% 12/15/14	2,007,000	2,151,484
Time Warner Cable, Inc. 5.4% 7/2/12	2,542,000	2,711,539
		17,240,008
Specialty Retail - 0.1%
Staples, Inc. 7.75% 4/1/11	1,510,000	1,604,588
TOTAL CONSUMER DISCRETIONARY		22,019,591
CONSUMER STAPLES - 1.0%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc. 7.2% 1/15/14 (e)	2,150,000	2,414,770
Diageo Capital PLC 5.2% 1/30/13	510,000	544,599
Diageo Finance BV 5.5% 4/1/13	1,807,000	1,950,696
The Coca-Cola Co. 3.625% 3/15/14	1,300,000	1,343,111
		6,253,176
Food Products - 0.3%
Cargill, Inc. 5.2% 1/22/13 (e)	500,000	522,976
Kraft Foods, Inc. 5.625% 8/11/10	2,810,000	2,898,546
		3,421,522
Household Products - 0.2%
Procter & Gamble International Funding SCA 1.35% 8/26/11	2,226,000	2,231,694
TOTAL CONSUMER STAPLES		11,906,392
ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (e)	1,859,612	1,804,623
Duke Capital LLC 7.5% 10/1/09	1,525,000	1,531,350
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enterprise Products Operating LP:
4.6% 8/1/12	$ 1,896,000	$ 1,967,360
4.625% 10/15/09	3,540,000	3,545,926
NGPL PipeCo LLC 6.514% 12/15/12 (e)	1,400,000	1,514,976
Petroleum Export Ltd.:
4.623% 6/15/10 (e)	336,667	331,529
4.633% 6/15/10 (e)	202,222	199,142
Plains All American Pipeline LP:
4.25% 9/1/12	1,800,000	1,837,845
7.75% 10/15/12	411,000	454,388
Ras Laffan Liquid Natural Gas Co. Ltd. III 4.5% 9/30/12 (e)	704,000	721,527
Rockies Express Pipeline LLC 6.25% 7/15/13 (e)	1,922,000	2,071,143
Southeast Supply Header LLC 4.85% 8/15/14 (e)	1,835,000	1,863,173
Williams Companies, Inc. 6.375% 10/1/10 (e)	2,250,000	2,302,621
		20,145,603
FINANCIALS - 10.8%
Capital Markets - 1.3%
Bear Stearns Companies, Inc. 5.85% 7/19/10	4,015,000	4,125,890
Goldman Sachs Group, Inc. 3.625% 8/1/12	4,250,000	4,336,692
Janus Capital Group, Inc. 6.125% 9/15/11 (c)	955,000	945,655
Merrill Lynch & Co., Inc. 6.05% 8/15/12	950,000	989,921
Morgan Stanley:
5.05% 1/21/11	1,283,000	1,325,070
6% 5/13/14	1,230,000	1,304,278
6.75% 4/15/11	1,695,000	1,802,619
Northern Trust Corp. 4.625% 5/1/14	283,000	300,492
The Bank of New York, Inc. 4.3% 5/15/14	1,140,000	1,199,395
		16,330,012
Commercial Banks - 3.0%
American Express Bank FSB 0.3244% 4/26/10 (j)	1,576,000	1,559,696
Bank of America NA 1.0588% 5/12/10 (j)	2,350,000	2,332,622
Bank One Corp. 7.875% 8/1/10	885,000	935,924
Chase Manhattan Corp. 7.875% 6/15/10	1,990,000	2,090,837
Credit Suisse New York Branch:
3.45% 7/2/12	7,200,000	7,346,282
5.5% 5/1/14	1,165,000	1,252,086
DBS Bank Ltd. (Singapore) 0.66% 5/16/17 (e)(j)	147,614	131,376
HSBC Holdings PLC 0.7775% 10/6/16 (j)	145,000	134,360
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Manufacturers & Traders Trust Co. 2.0969% 4/1/13 (e)(j)	$ 91,476	$ 74,405
National Australia Bank Ltd. 8.6% 5/19/10	1,260,000	1,323,998
PNC Funding Corp. 5.4% 6/10/14	1,700,000	1,817,698
Rabobank Nederland NV 2.65% 8/17/12 (e)	7,720,000	7,779,984
Santander Issuances SA Unipersonal 0.9688% 6/20/16 (e)(j)	412,942	379,965
Sovereign Bank 2.1931% 8/1/13 (j)	207,598	197,419
US Bancorp 4.2% 5/15/14	1,770,000	1,843,513
Wachovia Corp. 0.6394% 10/15/11 (j)	1,598,000	1,557,531
Wells Fargo & Co.:
3.98% 10/29/10	5,710,000	5,837,436
5.25% 10/23/12	646,000	686,350
		37,281,482
Consumer Finance - 2.1%
Capital One Financial Corp.:
0.93% 9/10/09 (j)	1,576,000	1,575,712
5.7% 9/15/11	707,000	729,519
7.375% 5/23/14	2,500,000	2,727,115
General Electric Capital Corp.:
3.5% 8/13/12	12,000,000	12,032,808
5.9% 5/13/14	1,650,000	1,763,373
Household Finance Corp. 4.125% 11/16/09	2,280,000	2,292,941
HSBC Finance Corp. 5.9% 6/19/12	1,200,000	1,265,257
Nelnet, Inc. 7.4% 9/29/36 (j)	2,860,000	1,920,902
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (e)	2,090,000	2,072,250
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (e)	571,230	564,507
		26,944,384
Diversified Financial Services - 2.6%
Bank of America Corp.:
4.375% 12/1/10	859,000	877,269
5.375% 8/15/11	1,650,000	1,720,549
7.4% 1/15/11	275,000	290,203
7.8% 2/15/10	522,000	535,264
BP Capital Markets PLC:
1.55% 8/11/11	1,247,000	1,249,251
1.6144% 3/17/11 (j)	1,097,000	1,108,862
3.125% 3/10/12	2,900,000	2,992,304
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.:
0.5194% 5/18/11 (j)	$ 1,200,000	$ 1,148,264
5.125% 2/14/11	1,250,000	1,264,160
5.3% 10/17/12	6,147,000	6,209,693
6.5% 8/19/13	1,463,000	1,502,267
Iberbond 2004 PLC 4.826% 12/24/17 (l)	2,038,711	1,834,840
JPMorgan Chase & Co. 4.891% 9/1/15 (j)	2,440,000	2,202,737
Kreditanstalt fuer Wiederaufbau 4.75% 5/15/12	2,590,000	2,796,400
MassMutual Global Funding II Mtn 144A 3.625% 7/16/12 (e)	800,000	805,044
New York Life Global Fund 5.25% 10/16/12 (e)	2,280,000	2,425,744
OAO Industry & Construction Bank 6.2% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (j)	270,000	255,150
Pricoa Global Funding I 5.45% 6/11/14 (e)	1,150,000	1,181,564
USAA Capital Corp. 3.5% 7/17/14 (e)	1,798,000	1,789,864
		32,189,429
Insurance - 0.5%
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.3475% 6/30/12 (e)(j)	1,620,000	1,558,764
Metropolitan Life Global Funding I:
1.3575% 6/25/10 (e)(j)	2,105,000	2,092,646
5.125% 6/10/14 (e)	1,039,000	1,082,726
5.75% 7/25/11 (e)	1,300,000	1,337,773
		6,071,909
Real Estate Investment Trusts - 0.7%
Brandywine Operating Partnership LP 5.625% 12/15/10	2,910,000	2,899,771
Developers Diversified Realty Corp. 5% 5/3/10	1,310,000	1,273,033
Duke Realty LP:
5.25% 1/15/10	615,000	616,661
5.625% 8/15/11	915,000	924,220
6.95% 3/15/11	719,000	731,339
Simon Property Group LP:
4.6% 6/15/10	1,130,000	1,152,280
5.3% 5/30/13	1,511,000	1,536,314
		9,133,618
Thrifts & Mortgage Finance - 0.6%
Bank of America Corp. 7.375% 5/15/14	2,212,000	2,425,230
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Countrywide Financial Corp. 5.8% 6/7/12	$ 2,468,000	$ 2,560,787
Countrywide Home Loans, Inc. 4% 3/22/11	1,779,000	1,796,251
Independence Community Bank Corp. 2.6688% 6/20/13 (j)	1,123,347	1,022,041
		7,804,309
TOTAL FINANCIALS		135,755,143
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.3%
Express Scripts, Inc. 5.25% 6/15/12	1,083,000	1,148,792
UnitedHealth Group, Inc. 5.125% 11/15/10	1,643,000	1,690,578
		2,839,370
Pharmaceuticals - 0.3%
Pfizer, Inc. 4.45% 3/15/12	2,060,000	2,182,049
Roche Holdings, Inc. 4.5% 3/1/12 (e)	1,600,000	1,695,658
		3,877,707
TOTAL HEALTH CARE		6,717,077
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (e)	2,600,000	2,643,815
4.95% 6/1/14 (e)	1,500,000	1,551,764
		4,195,579
Airlines - 0.4%
American Airlines, Inc. pass-thru trust certificates:
6.978% 10/1/12	44,599	42,815
7.024% 4/15/11	2,000,000	1,990,000
Continental Airlines, Inc. 7.056% 3/15/11	749,000	745,255
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	1,645,000	1,603,875
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	35,910	35,730
6.201% 3/1/10	29,208	28,769
6.602% 9/1/13	70,908	69,845
7.186% 10/1/12	372,282	367,629
		4,883,918
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Building Products - 0.0%
Masco Corp. 0.9388% 3/12/10 (j)	$ 338,969	$ 332,897
Commercial Services & Supplies - 0.3%
R.R. Donnelley & Sons Co. 5.625% 1/15/12	3,030,000	3,062,351
Industrial Conglomerates - 0.4%
Covidien International Finance SA:
5.15% 10/15/10	2,900,000	3,019,370
5.45% 10/15/12	610,000	664,841
Hutchison Whampoa International (03/33) Ltd. 5.45% 11/24/10 (e)	980,000	1,016,435
		4,700,646
TOTAL INDUSTRIALS		17,175,391
INFORMATION TECHNOLOGY - 0.4%
Computers & Peripherals - 0.2%
Hewlett-Packard Co. 4.25% 2/24/12	1,820,000	1,919,166
Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp. 0.8794% 6/15/10 (j)	393,509	379,066
Software - 0.2%
Oracle Corp. 3.75% 7/8/14	3,000,000	3,099,345
TOTAL INFORMATION TECHNOLOGY		5,397,577
MATERIALS - 0.6%
Chemicals - 0.3%
Dow Chemical Co. 4.85% 8/15/12	4,252,000	4,355,111
Metals & Mining - 0.3%
BHP Billiton Financial USA Ltd. 5.125% 3/29/12	774,000	813,298
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (e)	700,000	764,715
Rio Tinto Finance (USA) Ltd. 8.95% 5/1/14	1,413,000	1,646,822
		3,224,835
TOTAL MATERIALS		7,579,946
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.0%
AT&T Broadband Corp. 8.375% 3/15/13	750,000	866,733
AT&T, Inc.:
4.95% 1/15/13	2,327,000	2,487,372
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T, Inc.: - continued
6.7% 11/15/13	$ 470,000	$ 532,361
BellSouth Corp. 4.2% 9/15/09	1,775,000	1,776,803
Deutsche Telekom International Financial BV 5.375% 3/23/11	4,000,000	4,194,368
France Telecom SA 4.375% 7/8/14	1,491,000	1,558,119
SBC Communications, Inc.:
5.875% 2/1/12	1,031,000	1,111,751
6.25% 3/15/11	441,000	469,298
Telecom Italia Capital SA:
4% 1/15/10	4,770,000	4,804,893
6.175% 6/18/14	3,100,000	3,357,412
Telefonica Emisiones SAU 5.984% 6/20/11	5,163,000	5,497,671
Telefonos de Mexico SA de CV 4.75% 1/27/10	2,455,000	2,479,550
Verizon Global Funding Corp. 7.25% 12/1/10	3,435,000	3,658,488
Verizon New England, Inc. 6.5% 9/15/11	1,475,000	1,588,804
Verizon New York, Inc. 6.875% 4/1/12	2,651,000	2,888,347
		37,271,970
Wireless Telecommunication Services - 0.7%
Verizon Wireless Capital LLC:
3.75% 5/20/11 (e)	3,531,000	3,646,015
5.25% 2/1/12 (e)	1,252,000	1,338,850
Vodafone Group PLC:
5.5% 6/15/11	3,380,000	3,587,353
7.75% 2/15/10	950,000	978,812
		9,551,030
TOTAL TELECOMMUNICATION SERVICES		46,823,000
UTILITIES - 2.4%
Electric Utilities - 1.5%
Commonwealth Edison Co. 5.4% 12/15/11	992,000	1,059,301
EDP Finance BV 5.375% 11/2/12 (e)	1,000,000	1,068,763
Entergy Corp. 7.75% 12/15/09 (e)	2,500,000	2,501,003
Exelon Corp. 4.45% 6/15/10	3,750,000	3,836,348
FirstEnergy Corp. 6.45% 11/15/11	576,000	629,280
FirstEnergy Solutions Corp. 4.8% 2/15/15 (e)	340,000	347,511
Pacific Gas & Electric Co. 1.5975% 6/10/10 (j)	1,800,000	1,810,463
Pepco Holdings, Inc. 4% 5/15/10	1,395,000	1,409,583
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc.:
6.05% 3/15/14	$ 815,000	$ 892,824
7.1% 3/1/11	2,181,000	2,319,637
Southern Co.:
1.125% 8/20/10 (j)	2,505,000	2,521,037
4.15% 5/15/14	412,000	423,676
		18,819,426
Independent Power Producers & Energy Traders - 0.4%
Constellation Energy Group, Inc.:
6.125% 9/1/09	3,035,000	3,035,000
7% 4/1/12	1,612,000	1,730,247
		4,765,247
Multi-Utilities - 0.5%
Dominion Resources, Inc.:
1.6644% 6/17/10 (j)	1,505,000	1,515,219
6.3% 9/30/66 (j)	1,680,000	1,226,400
DTE Energy Co. 7.05% 6/1/11	1,600,000	1,699,949
KeySpan Corp. 7.625% 11/15/10	790,000	834,335
NiSource Finance Corp. 7.875% 11/15/10	780,000	820,315
NSTAR 8% 2/15/10	715,000	735,665
		6,831,883
TOTAL UTILITIES		30,416,556
TOTAL NONCONVERTIBLE BONDS (Cost $297,237,567)		303,936,276
U.S. Government and Government Agency Obligations - 45.2%

U.S. Government Agency Obligations - 15.0%
Fannie Mae:
1.375% 4/28/11	10,040,000	10,114,236
1.75% 3/23/11	48,842,000	49,475,481
2% 1/9/12	23,230,000	23,532,315
2.5% 5/15/14	754,000	749,834
2.75% 3/13/14	1,060,000	1,072,042
3% 7/12/10	8,000,000	8,173,528
Federal Home Loan Bank:
1.625% 7/27/11	11,835,000	11,939,799
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Federal Home Loan Bank: - continued
1.75% 8/22/12	$ 12,110,000	$ 12,080,779
1.875% 6/20/12	6,800,000	6,830,076
Freddie Mac:
1.625% 4/26/11	25,359,000	25,654,990
2.125% 3/23/12	12,185,000	12,363,035
2.125% 9/21/12	24,200,000	24,412,210
2.5% 4/23/14	1,200,000	1,196,314
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		187,594,639
U.S. Treasury Obligations - 26.2%
U.S. Treasury Notes:
1% 8/31/11 (g)	131,023,000	131,058,199
1.125% 6/30/11 (d)	91,399,000	91,806,000
1.75% 11/15/11	11,568,000	11,726,158
1.75% 8/15/12	20,684,000	20,847,217
1.875% 6/15/12 (d)	51,113,000	51,779,871
4.625% 8/31/11 (h)	14,209,000	15,230,272
4.875% 7/31/11	5,881,000	6,321,387
TOTAL U.S. TREASURY OBLIGATIONS		328,769,104
Other Government Related - 4.0%
American Express Bank FSB 3.15% 12/9/11 (FDIC Guaranteed) (f)	1,200,000	1,247,101
Bank of America Corp.:
0.7913% 4/30/12 (FDIC Guaranteed) (f)(j)	1,000,000	1,008,688
2.1% 4/30/12 (FDIC Guaranteed) (f)	1,035,000	1,046,109
Citibank NA:
1.5% 7/12/11 (FDIC Guaranteed) (f)	3,600,000	3,620,693
1.625% 3/30/11 (FDIC Guaranteed) (f)	2,410,000	2,435,654
1.875% 6/4/12 (FDIC Guaranteed) (f)	2,440,000	2,448,093
Citigroup Funding, Inc. 1.375% 5/5/11 (FDIC Guaranteed) (f)	2,390,000	2,402,856
Citigroup, Inc. 2.875% 12/9/11 (FDIC Guaranteed) (f)	1,540,000	1,589,285
General Electric Capital Corp.:
1.8% 3/11/11 (FDIC Guaranteed) (f)	4,410,000	4,470,069
2.625% 12/28/12 (FDIC Guaranteed) (f)	3,422,000	3,500,158
3% 12/9/11 (FDIC Guaranteed) (f)	2,567,000	2,656,280
Goldman Sachs Group, Inc.:
0.7144% 11/9/11 (FDIC Guaranteed) (f)(j)	4,220,000	4,254,878
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - continued
Goldman Sachs Group, Inc.: - continued
1.7% 3/15/11 (FDIC Guaranteed) (f)	$ 2,351,000	$ 2,383,740
HSBC Usa, Inc. 3.125% 12/16/11 (FDIC Guaranteed) (f)	1,060,000	1,100,681
JPMorgan Chase & Co.:
1.65% 2/23/11 (FDIC Guaranteed) (f)	4,010,000	4,058,842
3.125% 12/1/11 (FDIC Guaranteed) (f)	1,312,000	1,362,255
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (f)	2,670,000	2,779,620
Wells Fargo & Co. 3% 12/9/11 (FDIC Guaranteed) (f)	7,700,000	7,978,309
TOTAL OTHER GOVERNMENT RELATED		50,343,311
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $563,124,060)		566,707,054
U.S. Government Agency - Mortgage Securities - 8.9%

Fannie Mae - 7.5%
3.206% 4/1/36 (j)	705,554	720,476
3.283% 3/1/35 (j)	54,918	56,129
3.321% 9/1/34 (j)	100,980	103,852
3.334% 4/1/36 (j)	267,006	272,513
3.499% 10/1/33 (j)	816,880	831,152
3.6% 10/1/33 (j)	87,372	88,757
3.613% 5/1/35 (j)	934,401	952,683
3.615% 5/1/33 (j)	20,138	20,773
3.697% 7/1/35 (j)	321,634	331,978
3.828% 7/1/35 (j)	2,860,330	2,934,094
3.928% 2/1/39 (j)	3,661,525	3,755,162
4.209% 11/1/36 (j)	1,198,326	1,241,128
4.253% 3/1/37 (j)	1,660,855	1,719,285
4.285% 12/1/33 (j)	664,682	685,670
4.299% 3/1/33 (j)	42,668	43,974
4.323% 8/1/35 (j)	184,054	189,000
4.351% 10/1/37 (j)	545,185	564,629
4.425% 3/1/35 (j)	147,686	152,107
4.44% 2/1/35 (j)	1,079,066	1,113,777
4.456% 10/1/35 (j)	209,179	214,436
4.489% 10/1/35 (j)	1,248,964	1,287,617
4.491% 4/1/35 (j)	2,401,828	2,479,887
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.5% 4/1/20	$ 9,311,339	$ 9,779,577
4.528% 12/1/34 (j)	596,104	609,779
4.534% 10/1/33 (j)	131,905	134,954
4.556% 6/1/33 (j)	867,406	899,165
4.59% 8/1/35 (j)	584,155	604,255
4.607% 7/1/35 (j)	1,370,937	1,417,904
4.621% 4/1/35 (j)	993,901	1,019,589
4.643% 7/1/35 (j)	342,458	354,994
4.649% 11/1/35 (j)	5,218,234	5,395,182
4.666% 11/1/36 (j)	592,492	615,451
4.669% 11/1/34 (j)	567,528	581,650
4.717% 11/1/35 (j)	1,254,176	1,309,952
4.785% 2/1/36 (j)	1,713,392	1,782,395
4.807% 1/1/35 (j)	3,464,053	3,545,675
4.821% 2/1/36 (j)	280,825	290,127
4.895% 2/1/36 (j)	8,372,169	8,655,826
4.922% 7/1/35 (j)	1,131,243	1,171,361
4.925% 7/1/35 (j)	6,057,756	6,237,801
4.996% 4/1/35 (j)	353,726	364,600
5% 3/1/18 to 1/1/21	9,783,755	10,347,301
5.129% 9/1/35 (j)	6,484,262	6,731,349
5.185% 3/1/35 (j)	60,834	62,299
5.327% 10/1/35 (j)	328,701	341,128
5.376% 11/1/35 (j)	444,441	460,748
5.5% 7/1/13 to 6/1/19	6,666,778	7,107,730
6.5% 6/1/11 to 3/1/35	4,142,424	4,426,651
7% 1/1/16 to 11/1/18	158,609	169,330
7.5% 5/1/12 to 10/1/14	41,008	44,168
11.5% 11/1/15	8,310	8,611
TOTAL FANNIE MAE		94,228,631
Freddie Mac - 1.3%
3.156% 2/1/34 (j)	98,578	100,738
3.364% 4/1/35 (j)	568,405	579,907
3.478% 3/1/35 (j)	286,283	294,205
3.665% 4/1/35 (j)	1,153,316	1,190,722
3.74% 12/1/35 (j)	778,991	796,620
3.862% 1/1/35 (j)	191,780	197,178
4.035% 6/1/35 (j)	160,222	166,439
4.448% 1/1/35 (j)	119,477	123,730
4.488% 4/1/35 (j)	3,900,519	4,000,230
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4.5% 5/1/35 (j)	$ 2,231,030	$ 2,298,517
4.549% 4/1/35 (j)	582,048	601,957
4.712% 11/1/35 (j)	1,021,479	1,065,349
4.82% 11/1/35 (j)	595,486	615,342
4.917% 9/1/35 (j)	668,734	693,884
5.113% 8/1/36 (j)	371,942	387,213
5.12% 1/1/36 (j)	479,568	493,199
5.298% 6/1/35 (j)	356,799	368,638
5.332% 6/1/37 (j)	677,322	704,182
5.376% 8/1/34 (j)	237,096	244,412
5.567% 5/1/36 (j)	1,365,304	1,425,566
8.5% 5/1/26 to 7/1/28	110,515	123,461
12% 11/1/19	7,103	7,995
TOTAL FREDDIE MAC		16,479,484
Government National Mortgage Association - 0.1%
7% 1/15/25 to 6/15/32	526,740	574,351
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $109,074,217)		111,282,466
Asset-Backed Securities - 9.6%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34	551,072	358,153
Series 2005-1 Class M1, 0.7356% 4/25/35 (j)	230,636	122,395
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.0156% 7/25/36 (j)	105,000	196
Class M8, 1.1156% 7/25/36 (j)	4,666	5
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 0.7656% 2/25/34 (j)	27,202	24,818
Series 2005-HE2 Class M2, 0.7156% 4/25/35 (j)	33,286	28,812
Series 2005-SD1 Class A1, 0.6656% 11/25/50 (j)	3,280	3,051
Series 2006-HE2:
Class M3, 0.6056% 5/25/36 (j)	46,008	820
Class M4, 0.6656% 5/25/36 (j)	13,798	214
Series 2006-OP1:
Class M4, 0.6356% 4/25/36 (j)	21,600	590
Class M5, 0.6556% 4/25/36 (j)	20,520	408
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.7525% 10/20/14 (j)	61,000	1,830
Asset-Backed Securities - continued
	Principal Amount	Value
Advanta Business Card Master Trust: - continued
Series 2007-A4 Class A4, 0.3025% 4/22/13 (j)	$ 304,819	$ 292,627
ALG Student Loan Trust I Series 2006-1 Class A1, 1.0825% 10/28/18 (e)(j)	82,414	82,230
AmeriCredit Automobile Receivables Trust:
Series 2005-1 Class D, 5.04% 5/6/11	2,303,616	2,281,715
Series 2005-DA Class A4, 5.02% 11/6/12	1,916,707	1,935,371
Series 2006-1 Class D, 5.49% 4/6/12	1,115,000	1,039,012
AmeriCredit Prime Automobile Receivables Trust Series 2007-2M Class A3, 5.22% 4/8/10	792,087	805,387
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R11 Class M1, 0.9256% 11/25/34 (j)	1,885,074	872,383
Series 2004-R2 Class M3, 0.8156% 4/25/34 (j)	19,842	8,238
Series 2005-R2 Class M1, 0.7156% 4/25/35 (j)	262,030	185,644
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6556% 3/1/34 (j)	82,560	21,275
Series 2004-W7 Class M2, 0.8656% 5/25/34 (j)	25,880	18,220
Series 2006-W4 Class A2C, 0.4256% 5/25/36 (j)	196,970	60,009
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.0456% 10/25/36 (j)	131,184	2,101
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE6 Class A2, 0.6256% 6/25/34 (j)	622,485	318,215
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (b)(e)(j)	432,000	0
Bank America Auto Trust Series 2009-1A:
Class A3, 2.67% 7/15/13 (e)	1,300,000	1,314,145
1.7% 12/15/11 (e)	600,000	602,934
Bank of America Credit Card Master Trust:
Series 2006-HE7 Class B4, 0.3528% 3/15/12 (j)	435,000	434,015
Series 2008-A9 Class A9, 4.07% 7/16/12	5,200,000	5,272,275
Bear Stearns Asset Backed Securities I Trust:
Series 2004-HE8 Class M1, 0.9156% 9/25/34 (j)	855,177	340,208
Series 2005-3 Class A1, 0.7156% 9/25/35 (j)	11,663	8,609
BMW Vehicle Lease Trust Series 2009-1:
Class A2, 2.04% 4/15/11	1,610,000	1,617,207
Class A3, 2.91% 3/15/12	1,150,000	1,171,131
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	2,173,028	1,912,265
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.6175% 12/26/24 (j)	291,430	272,266
C-BASS Trust Series 2006-CB7 Class A2, 0.3256% 10/25/36 (j)	45,270	41,136
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Auto Receivables Asset Trust:
Series 2006-1 Class B, 5.26% 10/15/10	$ 444,967	$ 446,781
Series 2007-1 Class B, 5.15% 9/17/12	1,085,000	949,853
Series 2007-SN1 Class D, 6.05% 1/17/12	750,000	693,750
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	860,000	900,256
Capital One Auto Finance Trust:
Series 2005-BSS Class D, 4.8% 9/15/12	1,220,000	1,221,071
Series 2006-C Class A3B, 0.2828% 7/15/11 (j)	9,545	9,515
Capital One Multi-Asset Execution Trust:
Series 2007-A6 Class A6, 0.3428% 5/15/13 (j)	1,040,000	1,032,290
Series 2007-B5 Class B5, 5.4% 5/15/13	3,410,000	3,459,464
Series 2007-C3 Class C3, 0.5628% 4/15/13 (e)(j)	369,058	354,825
Series 2009-A2 Class A2, 3.2% 4/15/14	3,572,000	3,636,619
Capital One Prime Auto Receivables Trust Series 2007-1 Class B1, 5.76% 12/15/13	1,060,000	1,042,170
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7225% 7/20/39 (e)(j)	703,061	140,612
Class B, 1.0225% 7/20/39 (e)(j)	373,480	44,818
Class C, 1.3725% 7/20/39 (e)(j)	478,070	38,246
Carmax Auto Owner Trust:
Series 2006-1 Class C, 5.76% 11/15/12	6,935,000	6,277,172
Series 2006-2 Class C, 5.53% 3/15/13	1,070,000	995,100
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5656% 7/25/36 (j)	144,785	5,045
Series 2006-NC2 Class M7, 1.1156% 6/25/36 (j)	54,000	989
Series 2006-RFC1 Class M9, 2.1356% 5/25/36 (j)	23,652	583
Series 2007-RFC1 Class A3, 0.4056% 12/25/36 (j)	228,766	60,176
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.4525% 5/20/17 (e)(j)	28,051	22,513
Chase Issuance Trust:
Series 2004-3 Class C, 0.7428% 6/15/12 (j)	67,000	66,711
Series 2008-9 Class A, 4.26% 5/15/13	730,000	762,489
Series 2009-A3 Class A3, 2.4% 6/17/13	4,010,000	4,060,860
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	24,452	21,803
Citibank Credit Card Issuance Trust:
Series 2007-B2 Class B2, 5% 4/2/12	4,320,000	4,357,731
Series 2007-B6 Class B6, 5% 11/8/12	3,410,000	3,273,600
Series 2009-A3 Class A3, 2.7% 6/24/13	2,965,000	3,008,345
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5356% 5/25/37 (j)	97,135	3,103
Asset-Backed Securities - continued
	Principal Amount	Value
CNH Equipment Trust Series 2005-B Class B, 4.57% 7/16/12	$ 830,000	$ 801,438
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (e)	41,917	4
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.5156% 7/25/34 (j)	86,799	20,848
Series 2004-3:
Class M1, 0.7656% 6/25/34 (j)	83,959	46,051
Class M4, 1.2356% 4/25/34 (j)	20,283	10,311
Series 2004-4 Class M2, 0.7956% 6/25/34 (j)	74,616	47,849
Series 2005-3 Class MV1, 0.6856% 8/25/35 (j)	258,843	235,446
Series 2005-AB1 Class A2, 0.4756% 8/25/35 (j)	45,839	42,023
CPS Auto Receivables Trust Series 2007-C Class A3, 5.43% 5/15/12 (e)	799,301	799,025
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-FIX1 Class A2, 4.31% 5/25/35	463,875	411,902
Discover Card Master Trust I Series 2007-1 Class B, 0.3728% 8/15/12 (j)	369,000	362,169
Diversified REIT Trust Series 2000-1A Class E, 6.971% 3/8/10 (e)	865,000	622,800
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.5172% 5/28/35 (j)	159,655	94,753
Class AB3, 0.6603% 5/28/35 (j)	67,441	37,456
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4406% 8/25/34 (j)	36,914	7,431
Series 2006-2 Class M1, 0.5756% 7/25/36 (j)	1,430,000	21,633
Series 2006-3 Class 2A3, 0.4256% 11/25/36 (j)	571,298	173,610
First Franklin Mortgage Loan Trust:
Series 2005-FF9 Class A3, 0.5456% 10/25/35 (j)	654,066	548,419
Series 2006-FF12 Class A2, 0.3056% 9/25/36 (j)	28,353	27,593
Series 2006-FF5 Class 2A2, 0.3756% 4/25/36 (j)	116,749	112,678
Ford Credit Auto Owner Trust:
Series 2006-B Class C, 5.68% 6/15/12	2,040,000	1,964,341
Series 2006-C Class B, 5.3% 6/15/12	750,000	758,413
Series 2007-A:
Class B, 5.6% 10/15/12	490,000	500,088
Class C, 5.8% 2/15/13	775,000	706,536
Series 2009-B:
Class A2, 2.4604% 11/15/11	510,000	507,316
Class A3, 3.0891% 8/15/13	750,000	727,143
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.8228% 6/15/13 (j)	98,086	63,756
Asset-Backed Securities - continued
	Principal Amount	Value
Franklin Auto Trust Series 2007-1:
Class A4, 5.03% 2/16/15	$ 1,505,000	$ 1,548,487
Class C, 5.43% 2/16/15	1,845,000	877,987
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 0.9406% 2/25/34 (j)	102,727	46,301
Class M2, 1.0156% 2/25/34 (j)	165,638	128,459
Series 2004-D:
Class M4, 1.2156% 11/25/34 (j)	104,293	5,918
Class M5, 1.2656% 11/25/34 (j)	66,415	1,836
Series 2005-A:
Class M3, 0.7556% 1/25/35 (j)	120,398	28,172
Class M4, 0.9456% 1/25/35 (j)	46,138	8,452
Series 2006-A Class M4, 0.6656% 5/25/36 (j)	24,181	231
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0413% 9/25/30 (e)(j)	298,000	222,941
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (e)	945,300	756,240
GE Business Loan Trust:
Series 2003-1 Class A, 0.7028% 4/15/31 (e)(j)	43,805	29,349
Series 2005-2 Class IO, 0.4096% 9/15/17 (e)(j)(k)	62,751,242	60,637
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.3828% 9/17/12 (j)	112,000	108,640
Class C, 0.5128% 9/17/12 (j)	87,000	81,780
Series 2007-1 Class C, 0.5428% 3/15/13 (j)	602,000	551,474
Series 2007-3 Class B, 5.49% 6/15/13	3,350,000	3,182,500
Greenpoint Credit LLC Series 2001-1 Class 1A, 0.6125% 4/20/32 (j)	137,596	135,839
GSAMP Trust:
Series 2004-AR1 Class M1, 0.9156% 6/25/34 (j)	278,359	146,689
Series 2006-HE6 Class A1, 0.2956% 8/25/36 (j)	1,266,369	1,215,649
Series 2006-HE8 Class A2A, 0.3356% 1/25/37 (j)	835,219	804,567
Series 2007-HE1 Class M1, 0.5156% 3/25/47 (j)	115,495	4,457
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.6056% 11/25/34 (j)	2,013	882
Series 2005-MTR1 Class A1, 0.4056% 10/25/35 (j)	79,505	78,638
Series 2006-FM1 Class M3, 0.6156% 4/25/36 (j)	54,734	568
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3456% 5/25/30 (e)(j)	1,028,238	154,236
Series 2006-3:
Class B, 0.6656% 9/25/46 (e)(j)	783,117	117,468
Class C, 0.8156% 9/25/46 (e)(j)	1,943,752	194,375
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust:
Series 2002-2 Class A4, 1.0256% 6/25/32 (j)	$ 5,664	$ 3,170
Series 2002-3 Class A5, 1.1456% 2/25/33 (j)	51	12
Series 2003-3:
Class A4, 1.1856% 2/25/33 (j)	493	123
Class M1, 1.5556% 8/25/33 (j)	114,140	55,036
Series 2003-5 Class A2, 0.9656% 12/25/33 (j)	44,160	16,096
Series 2003-7 Class A2, 1.0256% 3/25/34 (j)	4,453	1,738
Series 2004-1 Class M2, 1.9656% 6/25/34 (j)	244,289	139,075
Series 2004-3 Class M2, 1.9656% 8/25/34 (j)	374,623	216,870
Series 2004-7 Class A3, 0.6556% 1/25/35 (j)	78	47
Series 2005-5 Class 2A2, 0.5156% 11/25/35 (j)	34,527	32,491
Series 2006-1 Class 2A3, 0.4906% 4/25/36 (j)	345,162	317,438
Series 2006-8 Class 2A1, 0.3156% 3/25/37 (j)	25,162	23,239
Honda Auto Receivables Owner Trust:
Series 2009-2 Class A2, 2.22% 9/15/10	1,150,000	1,161,260
Series 2009-3 Class A3, 2.31% 5/15/13	900,000	902,950
HSBC Automotive Trust Series 2006-2 Class A4, 5.67% 6/17/13	3,500,000	3,617,539
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.4128% 6/15/12 (j)	285,000	283,040
HSBC Home Equity Loan Trust Series 2006-2:
Class M1, 0.5425% 3/20/36 (j)	74,251	42,713
Class M2, 0.5625% 3/20/36 (j)	122,948	59,641
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4556% 1/25/37 (j)	157,118	46,150
Hyundai Auto Receivables Trust:
Series 2006-B Class C, 5.25% 5/15/13	440,571	443,535
Series 2007-A Class A3A, 5.04% 1/17/12	1,255,844	1,281,736
JPMorgan Auto Receivables Trust Series 2006-A:
Class B, 5.36% 12/15/14 (e)	237,645	235,324
Class C, 5.61% 12/15/14 (e)	857,140	797,140
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.3956% 11/25/36 (j)	157,766	70,908
Class MV1, 0.4956% 11/25/36 (j)	128,153	13,118
Keycorp Student Loan Trust:
Series 1999-A Class A2, 1.5575% 12/27/09 (j)	128,531	102,114
Series 2006-A Class 2A1, 1.2575% 9/27/21 (j)	48,407	48,033
Lancer Funding Ltd. Series 2006-1A Class A3, 2.2775% 4/6/46 (e)(j)	393,088	39
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3456% 6/25/34 (j)	42,707	32,791
Asset-Backed Securities - continued
	Principal Amount	Value
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (e)	$ 452,953	$ 387,169
Series 2006-1A:
Class B, 5.827% 4/20/28 (e)	127,440	76,464
Class C, 6.125% 4/20/28 (e)	127,440	70,092
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5256% 10/25/36 (j)	57,024	1,557
Series 2007-HE1 Class M1, 0.5656% 5/25/37 (j)	99,598	3,486
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.3756% 4/25/37 (j)	275,667	200,557
Series 2006-OPT1 Class A1A, 0.5256% 6/25/35 (j)	215,442	105,808
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6056% 8/25/34 (j)	138,792	28,979
Series 2005-HE2 Class M1, 0.6656% 1/25/35 (j)	56,009	21,273
Series 2005-NC1 Class M1, 0.7056% 1/25/35 (j)	50,738	20,278
Series 2005-NC2 Class B1, 1.4356% 3/25/35 (j)	52,840	8,312
Series 2006-HE6 Class A2A, 0.3056% 9/25/36 (j)	191,918	188,074
Series 2006-NC4 Class M4, 0.6156% 6/25/36 (j)	40,647	218
Morgan Stanley Dean Witter Capital I Trust Series 2002-NC3 Class A3, 0.9456% 8/25/32 (j)	4,374	927
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.3656% 4/25/37 (j)	68,472	55,902
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 0.3156% 11/25/36 (j)	49,594	46,712
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (e)(j)(k)	1,725,000	155,250
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (k)	1,790,750	358,150
Series 2005-2 Class AIO, 7.73% 3/25/12 (k)	1,265,000	52,535
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (k)	900,000	24,750
Series 2006-1 Class AIO, 5.5% 4/25/11 (k)	1,410,000	91,650
Series 2006-2 Class AIO, 6% 8/25/11 (k)	700,000	66,500
Series 2006-3:
Class A1, 0.2956% 9/25/19 (j)	88,826	87,619
Class AIO, 7.1% 1/25/12 (k)	5,140,000	715,282
Series 2006-4:
Class A1, 0.2956% 3/25/25 (j)	97,496	93,578
Class AIO, 6.35% 2/27/12 (k)	880,000	115,509
Navistar Financial Corp. Owner Trust Series 2005-A Class A4, 4.43% 1/15/14	641,115	642,764
New Century Home Equity Loan Trust Series 2005-D Class M2, 0.7356% 2/25/36 (j)	37,735	2,277
Asset-Backed Securities - continued
	Principal Amount	Value
Nissan Auto Lease Trust Series 2009-A:
Class A2, 2.01% 4/15/11	$ 720,000	$ 723,128
Class A3, 2.92% 12/15/11	900,000	916,034
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3856% 3/25/36 (j)	61,724	58,938
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.2538% 10/30/45 (j)	1,423,800	1,139,040
Ocala Funding LLC:
Series 2005-1A Class A, 1.7725% 3/20/10 (e)(j)	71,000	27,690
Series 2006-1A Class A, 1.6725% 3/20/11 (e)(j)	149,000	55,130
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5156% 9/25/34 (j)	797,630	210,018
Class M4, 1.7156% 9/25/34 (j)	1,086,724	156,604
Series 2004-WCW2 Class M3, 0.8156% 7/25/35 (j)	50,846	7,532
Series 2004-WHQ2 Class A3E, 0.6856% 2/25/35 (j)	176,824	162,492
Series 2004-WWF1 Class M4, 1.3656% 1/25/35 (j)	1,905,000	329,662
Series 2005-WCH1:
Class M2, 0.7856% 1/25/35 (j)	97,891	64,391
Class M3, 0.8256% 1/25/35 (j)	60,718	31,618
Class M4, 1.0956% 1/25/35 (j)	187,294	30,447
Series 2005-WHQ2:
Class M7, 1.5156% 5/25/35 (j)	913,983	16,527
Class M9, 2.1456% 5/25/35 (j)	75,060	409
Providian Master Note Trust Series 2006-C1A Class C1, 0.8228% 3/16/15 (e)(j)	461,052	417,581
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (e)	1,420,000	1,111,594
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	191,834	138,971
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0656% 4/25/33 (j)	648	287
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0606% 3/25/35 (j)	239,000	118,918
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4225% 3/20/19 (e)(j)	117,235	97,209
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 0.8294% 6/15/21 (j)	1,800,000	1,380,539
Series 2004-A:
Class B, 1.2094% 6/15/33 (j)	397,498	194,701
Class C, 1.5794% 6/15/33 (j)	1,181,000	236,200
Series 2004-B Class C, 1.4994% 9/15/33 (j)	1,900,000	646,000
Asset-Backed Securities - continued
	Principal Amount	Value
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 2.6656% 8/25/34 (j)	$ 22,758	$ 14,744
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4156% 9/25/34 (j)	10,653	1,597
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.6256% 2/25/34 (j)	17,421	9,268
Series 2007-GEL1 Class A2, 0.4556% 1/25/37 (e)(j)	166,061	44,300
Superior Wholesale Inventory Financing Trust Series 2007-AE1:
Class A, 0.3728% 1/15/12 (j)	124,000	121,998
Class B, 0.5728% 1/15/12 (j)	108,000	101,593
Class C, 0.8728% 1/15/12 (j)	134,000	109,880
Swift Master Auto Receivables Trust:
Series 2007-1 Class A, 0.3728% 6/15/12 (j)	364,000	351,260
Series 2007-2 Class A, 0.9228% 10/15/12 (j)	1,515,000	1,444,931
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 1.1256% 9/25/34 (j)	86,903	29,633
Series 2003-6HE Class A1, 0.7356% 11/25/33 (j)	4,628	1,783
Turquoise Card Backed Securities PLC:
Series 2006-2:
Class B, 0.4228% 10/17/11 (j)	434,000	417,713
Class C, 0.6228% 10/17/11 (j)	408,370	382,779
Series 2007-1 Class C, 0.6428% 6/15/12 (j)	465,653	349,240
Volkswagen Auto Lease Trust Series 2009-A:
Class A2, 1% 7/15/11	930,000	941,972
Class A3, 3.41% 4/16/12	2,200,000	2,254,828
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class D, 5.42% 4/21/14 (e)	3,615,000	3,077,250
Series 2006-2A:
Class A3, 5.23% 8/22/11 (e)	261,430	262,218
Class D, 5.54% 12/20/12 (e)	2,245,000	2,029,214
Series 2007-1 Class D, 5.65% 2/20/13	2,640,000	2,346,909
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (e)	112,639	11
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6456% 10/25/36 (j)	76,507	1,292
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7728% 8/15/15 (e)(j)	888,516	782,551
Series 2007-A4A Class A4, 5.2% 10/15/14 (e)	3,400,000	3,524,601
Series 2007-A5A Class A5, 1.0228% 10/15/14 (e)(j)	220,000	218,899
Series 2007-C1 Class C1, 0.6728% 5/15/14 (e)(j)	541,145	527,369
Asset-Backed Securities - continued
	Principal Amount	Value
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (e)(m)	$ 961	$ 0
WFS Financial Owner Trust Series 2005-3 Class C, 4.54% 5/17/13	850,000	855,804
Whinstone Capital Management Ltd. Series 1A Class B3, 1.4038% 10/25/44 (e)(j)	1,390,735	166,888
TOTAL ASSET-BACKED SECURITIES (Cost $139,305,253)		120,687,427
Collateralized Mortgage Obligations - 5.2%

Private Sponsor - 0.7%
Arkle Master Issuer PLC floater Series 2006-2A:
Class 2B, 0.56% 2/17/52 (e)(j)	299,000	291,923
Class 2M, 0.64% 2/17/52 (e)(j)	203,000	195,538
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.94% 4/12/56 (e)(j)	180,708	117,460
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 5.2037% 12/25/33 (j)	6,011	4,622
Series 2004-B Class 1A1, 4.6868% 3/25/34 (j)	9,418	7,264
Series 2004-C Class 1A1, 4.097% 4/25/34 (j)	15,262	12,602
Series 2005-H Class 1A1, 4.6982% 9/25/35 (j)	146,656	114,763
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5456% 1/25/35 (j)	568,166	440,812
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6656% 5/25/33 (j)	6,086	6,022
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2005-2 Class 6M2, 0.7456% 6/25/35 (j)	187,207	13,104
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR7 Class 6A2, 1.0256% 8/25/34 (j)	4,286	2,345
Series 2004-AR8 Class 8A2, 1.0256% 9/25/34 (j)	39,659	26,459
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.4256% 3/25/37 (j)	435,931	156,437
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3688% 9/19/36 (j)	52,916	48,548
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 1.4488% 12/25/34 (j)	6,720	3,299
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Fosse Master Issuer PLC:
floater Series 2006-1A:
Class B2, 0.67% 10/18/54 (e)(j)	$ 362,000	$ 287,935
Class C2, 0.98% 10/18/54 (e)(j)	121,000	78,650
Class M2, 0.76% 10/18/54 (e)(j)	208,000	142,563
Series 2007-1A Class C2, 1.06% 10/18/54 (e)(j)	785,000	675,704
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.895% 11/20/56 (e)(j)	311,000	217,700
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.98% 10/11/41 (e)(j)	395,000	316,000
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 0.8725% 12/20/54 (e)(j)	762,000	114,300
Series 2006-2 Class C1, 0.7425% 12/20/54 (j)	3,254,000	390,480
Series 2006-3 Class C2, 0.7725% 12/20/54 (j)	142,000	17,040
Series 2006-4:
Class B1, 0.3625% 12/20/54 (j)	381,000	133,350
Class C1, 0.6525% 12/20/54 (j)	233,000	34,950
Class M1, 0.4425% 12/20/54 (j)	100,000	18,000
Series 2007-1:
Class 1C1, 0.5725% 12/20/54 (j)	235,000	28,200
Class 1M1, 0.4225% 12/20/54 (j)	153,000	27,540
Class 2C1, 0.7025% 12/20/54 (j)	107,000	12,840
Class 2M1, 0.5225% 12/20/54 (j)	196,000	35,280
Series 2007-2 Class 2C1, 0.7028% 12/17/54 (j)	272,000	40,800
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.96% 1/20/44 (j)	54,183	6,833
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5088% 5/19/35 (j)	52,561	27,794
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 0.8994% 7/15/40 (e)(j)	77,000	71,795
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.0056% 3/25/35 (j)	29,577	9,742
Series 2004-9:
Class M2, 1.2406% 1/25/35 (j)	127,385	41,545
Class M3, 1.3156% 1/25/35 (j)	94,430	28,057
Class M4, 1.8406% 1/25/35 (j)	48,165	8,514
Series 2005-1 Class M4, 1.0156% 4/25/35 (j)	3,182	309
Series 2005-3 Class A1, 0.5056% 8/25/35 (j)	73,930	34,418
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6544% 9/26/45 (e)(j)	330,115	154,044
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.5356% 2/25/35 (j)	$ 61,976	$ 34,804
Series 2007-3 Class 22A2, 0.4756% 5/25/47 (j)	181,030	62,209
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	175,913	129,922
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4356% 2/25/37 (j)	217,681	96,150
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4428% 6/15/22 (e)(j)	26,395	14,859
Class C, 0.4628% 6/15/22 (e)(j)	161,633	67,886
Class D, 0.4728% 6/15/22 (e)(j)	62,186	17,412
Class E, 0.4828% 6/15/22 (e)(j)	99,468	21,883
Class F, 0.5128% 6/15/22 (e)(j)	179,345	35,869
Class G, 0.5828% 6/15/22 (e)(j)	37,282	5,965
Class H, 0.6028% 6/15/22 (e)(j)	74,650	10,451
Class J, 0.6428% 6/15/22 (e)(j)	87,091	10,451
Merrill Lynch Mortgage Investors Trust floater:
Series 2005-B Class A2, 1.4% 7/25/30 (j)	95,438	68,618
Series 2006-MLN1 Class M4, 0.6256% 7/25/37 (j)	132,420	537
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5556% 7/25/35 (j)	373,484	250,429
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5656% 3/25/37 (j)	310,176	13,735
Permanent Financing No. 8 PLC floater Class 3C, 1.17% 6/10/42 (j)	260,000	204,864
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 0.9094% 7/17/42 (j)	66,269	49,702
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 2.6256% 7/10/35 (e)(j)	156,381	79,745
Series 2004-A:
Class B4, 1.4756% 2/10/36 (e)(j)	96,368	38,701
Class B5, 1.9756% 2/10/36 (e)(j)	64,239	24,128
Series 2004-B:
Class B4, 1.3756% 2/10/36 (e)(j)	41,801	13,414
Class B5, 1.8256% 2/10/36 (e)(j)	32,372	9,372
Class B6, 2.2756% 2/10/36 (e)(j)	11,292	2,788
Series 2004-C:
Class B4, 1.2256% 9/10/36 (e)(j)	56,176	18,493
Class B5, 1.6256% 9/10/36 (e)(j)	62,992	18,186
Class B6, 2.0256% 9/10/36 (e)(j)	13,949	3,187
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Residential Asset Mortgage Products, Inc. Series 2005-AR5 Class 1A1, 4.3273% 9/19/35 (j)	$ 359,148	$ 226,866
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7156% 6/25/33 (e)(j)	34,805	24,654
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.3656% 2/25/36 (e)(j)	569	569
Sequoia Mortgage Trust floater:
Series 2004-6 Class A3B, 1.6013% 7/20/34 (j)	5,878	3,962
Series 2004-7 Class A3B, 1.535% 7/20/34 (j)	3,785	2,202
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.0656% 9/25/36 (j)	41,870	672
Structured Adjustable Rate Mortgage Loan Trust floater Series 2005-10 Class A1, 0.4656% 6/25/35 (j)	161,412	93,024
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.6656% 9/25/33 (e)(j)	134,958	64,565
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4656% 9/25/36 (j)	415,454	197,353
Thornburg Mortgage Securities Trust floater Series 2006-4 Class A2B, 0.3856% 7/25/36 (j)	1,409,639	1,334,880
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 4.89% 8/15/41 (e)(j)	1,505,953	1,244,915
WaMu Mortgage pass-thru certificates floater Series 2006-AR11 Class C1B1, 0.3456% 9/25/46 (j)	7,776	7,595
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR3 Class 2A1, 3.768% 3/25/35 (j)	216,980	181,009
TOTAL PRIVATE SPONSOR		9,081,607
U.S. Government Agency - 4.5%
Fannie Mae:
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	478,443	496,473
Series 2006-64 Class PA, 5.5% 2/25/30	2,980,707	3,082,753
Series 2008-29 Class CA, 4.5% 9/25/35	4,588,369	4,759,781
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2006-49 Class CA, 6% 2/25/31	3,825,591	3,974,801
Series 2006-54 Class PE, 6% 2/25/33	1,393,727	1,473,427
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	820,666	877,580
Series 2003-76 Class BA, 4.5% 3/25/18	2,102,383	2,194,747
Series 2004-3 Class BA, 4% 7/25/17	1,219,336	1,258,394
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac sequential payer Series 2114 Class ZM, 6% 1/15/29	$ 373,925	$ 400,416
Freddie Mac Multi-class participation certificates sequential payer Series 3555:
Class CM, 4% 12/15/14	10,225,739	10,561,143
Class KH, 4% 12/15/14	10,292,227	10,606,140
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2535 Class PC, 6% 9/15/32	1,179,860	1,248,125
Series 2690 Class PD, 5% 2/15/27	1,773,219	1,818,750
Series 2755 Class LC, 4% 6/15/27	1,595,336	1,623,301
Series 2901 Class UM, 4.5% 1/15/30	2,890,138	2,994,481
sequential payer:
Series 2609 Class UJ, 6% 2/15/17	726,145	767,049
Series 2635 Class DG, 4.5% 1/15/18	2,407,408	2,505,776
Series 2780 Class A, 4% 12/15/14	1,591,243	1,615,125
Series 2786 Class GA, 4% 8/15/17	993,283	1,026,886
Series 2867 Class EA, 4.5% 11/15/18	687,193	708,627
Series 2895 Class EJ, 4% 8/15/17	1,508,150	1,556,497
Series 2970 Class YA, 5% 9/15/18	734,414	762,645
TOTAL U.S. GOVERNMENT AGENCY		56,312,917
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $67,246,151)		65,394,524
Commercial Mortgage Securities - 4.1%

280 Park Avenue Trust floater Series 2001-280 Class X1, 0.9822% 2/3/11 (e)(j)(k)	14,432,134	193,939
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.556% 2/14/43 (j)(k)	3,487,542	122,706
Banc of America Commercial Mortgage Trust sequential payer:
Series 2006-5 Class A1, 5.185% 9/10/47	432,996	440,321
Series 2007-3 Class A1, 5.6581% 6/10/49 (j)	1,276,067	1,293,492
Banc of America Commercial Mortgage, Inc.:
Series 2002-2 Class XP, 2.0377% 7/11/43 (e)(j)(k)	5,286,301	31,552
Series 2004-6 Class XP, 0.4453% 12/10/42 (j)(k)	8,773,385	88,961
Series 2005-4 Class XP, 0.1661% 7/10/45 (j)(k)	14,898,308	71,558
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7428% 3/15/22 (e)(j)	$ 78,149	$ 39,075
Class G, 0.8028% 3/15/22 (e)(j)	50,652	22,793
Series 2006-BIX1:
Class F, 0.5828% 10/15/19 (e)(j)	201,139	100,570
Class G, 0.6028% 10/15/19 (e)(j)	137,009	61,654
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1156% 12/25/33 (e)(j)	12,300	6,150
Series 2004-1:
Class A, 0.6256% 4/25/34 (e)(j)	581,215	412,662
Class B, 2.1656% 4/25/34 (e)(j)	70,413	28,165
Class M1, 0.8256% 4/25/34 (e)(j)	40,770	24,055
Class M2, 1.4656% 4/25/34 (e)(j)	39,325	19,662
Series 2004-2:
Class A, 0.6956% 8/25/34 (e)(j)	476,160	333,312
Class M1, 0.8456% 8/25/34 (e)(j)	169,700	84,850
Series 2004-3:
Class A1, 0.6356% 1/25/35 (e)(j)	812,605	528,193
Class A2, 0.6856% 1/25/35 (e)(j)	123,860	76,793
Class M1, 0.7656% 1/25/35 (e)(j)	43,850	22,364
Class M2, 1.2656% 1/25/35 (e)(j)	28,375	12,485
Series 2005-2A:
Class A1, 0.5756% 8/25/35 (e)(j)	184,623	120,559
Class M1, 0.6956% 8/25/35 (e)(j)	13,698	5,567
Class M2, 0.7456% 8/25/35 (e)(j)	22,594	8,436
Class M3, 0.7656% 8/25/35 (e)(j)	12,500	4,311
Class M4, 0.8756% 8/25/35 (e)(j)	11,475	3,721
Series 2005-3A:
Class A1, 0.5856% 11/25/35 (e)(j)	101,796	68,651
Class A2, 0.6656% 11/25/35 (e)(j)	65,995	39,597
Class M1, 0.7056% 11/25/35 (e)(j)	12,040	4,979
Class M2, 0.7556% 11/25/35 (e)(j)	15,286	5,948
Class M3, 0.7756% 11/25/35 (e)(j)	13,680	4,982
Class M4, 0.8656% 11/25/35 (e)(j)	17,045	5,942
Series 2005-4A:
Class A2, 0.6556% 1/25/36 (e)(j)	1,187,435	712,461
Class B1, 1.6656% 1/25/36 (e)(j)	79,899	21,573
Class M1, 0.7156% 1/25/36 (e)(j)	373,470	175,531
Class M2, 0.7356% 1/25/36 (e)(j)	141,720	62,357
Class M3, 0.7656% 1/25/36 (e)(j)	152,311	62,448
Class M4, 0.8756% 1/25/36 (e)(j)	77,938	28,837
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class M5, 0.9156% 1/25/36 (e)(j)	$ 77,938	$ 25,719
Class M6, 0.9656% 1/25/36 (e)(j)	79,091	22,937
Series 2006-1:
Class A2, 0.6256% 4/25/36 (e)(j)	35,846	20,551
Class M1, 0.6456% 4/25/36 (e)(j)	12,821	5,187
Class M2, 0.6656% 4/25/36 (e)(j)	13,546	5,156
Class M3, 0.6856% 4/25/36 (e)(j)	11,655	4,224
Class M4, 0.7856% 4/25/36 (e)(j)	6,605	2,290
Class M5, 0.8256% 4/25/36 (e)(j)	6,410	2,110
Class M6, 0.9056% 4/25/36 (e)(j)	12,782	3,950
Series 2006-2A:
Class A1, 0.4956% 7/25/36 (e)(j)	359,604	241,438
Class A2, 0.5456% 7/25/36 (e)(j)	32,465	18,865
Class B1, 1.1356% 7/25/36 (e)(j)	12,155	3,514
Class B3, 2.9656% 7/25/36 (e)(j)	18,365	4,610
Class M1, 0.5756% 7/25/36 (e)(j)	34,063	13,816
Class M2, 0.5956% 7/25/36 (e)(j)	24,033	9,164
Class M3, 0.6156% 7/25/36 (e)(j)	19,935	7,218
Class M4, 0.6856% 7/25/36 (e)(j)	13,461	4,652
Class M5, 0.7356% 7/25/36 (e)(j)	16,545	5,425
Class M6, 0.8056% 7/25/36 (e)(j)	24,686	7,613
Series 2006-3A:
Class B1, 1.0656% 10/25/36 (e)(j)	21,320	3,198
Class B2, 1.6156% 10/25/36 (e)(j)	15,377	1,922
Class B3, 2.8656% 10/25/36 (e)(j)	25,023	3,253
Class M4, 0.6956% 10/25/36 (e)(j)	23,562	5,419
Class M5, 0.7456% 10/25/36 (e)(j)	28,207	5,641
Class M6, 0.8256% 10/25/36 (e)(j)	55,212	9,938
Series 2006-4A:
Class A1, 0.4956% 12/25/36 (e)(j)	100,646	67,574
Class A2, 0.5356% 12/25/36 (e)(j)	456,214	212,094
Class B1, 0.9656% 12/25/36 (e)(j)	15,948	3,462
Class B2, 1.5156% 12/25/36 (e)(j)	16,503	3,241
Class B3, 2.7156% 12/25/36 (e)(j)	27,253	4,786
Class M1, 0.5556% 12/25/36 (e)(j)	32,324	10,832
Class M2, 0.5756% 12/25/36 (e)(j)	22,039	6,883
Class M3, 0.6056% 12/25/36 (e)(j)	22,039	6,495
Class M4, 0.6656% 12/25/36 (e)(j)	26,447	7,358
Class M5, 0.7056% 12/25/36 (e)(j)	24,243	6,332
Class M6, 0.7856% 12/25/36 (e)(j)	22,039	5,327
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class A2, 0.5356% 3/25/37 (e)(j)	$ 499,549	$ 244,779
Class B1, 0.9356% 3/25/37 (e)(j)	159,499	28,710
Class B2, 1.4156% 3/25/37 (e)(j)	116,938	17,541
Class B3, 3.6156% 3/25/37 (e)(j)	325,296	39,036
Class M1, 0.5356% 3/25/37 (e)(j)	136,598	51,907
Class M2, 0.5556% 3/25/37 (e)(j)	103,417	33,093
Class M3, 0.5856% 3/25/37 (e)(j)	89,813	26,944
Class M4, 0.6356% 3/25/37 (e)(j)	67,745	18,291
Class M5, 0.6856% 3/25/37 (e)(j)	113,248	27,179
Class M6, 0.7656% 3/25/37 (e)(j)	156,175	33,578
Series 2007-2A:
Class A1, 0.5356% 7/25/37 (e)(j)	77,426	44,907
Class A2, 0.5856% 7/25/37 (e)(j)	72,517	34,083
Class B1, 1.8656% 7/25/37 (e)(j)	22,722	3,295
Class B2, 2.5156% 7/25/37 (e)(j)	19,691	2,658
Class B3, 3.6156% 7/25/37 (e)(j)	22,146	2,879
Class M1, 0.6356% 7/25/37 (e)(j)	25,846	9,046
Class M2, 0.6756% 7/25/37 (e)(j)	14,503	4,351
Class M3, 0.7556% 7/25/37 (e)(j)	14,689	3,672
Class M4, 0.9156% 7/25/37 (e)(j)	28,282	5,656
Class M5, 1.0156% 7/25/37 (e)(j)	25,009	4,502
Class M6, 1.2656% 7/25/37 (e)(j)	31,740	4,761
Series 2007-3:
Class A2, 0.5556% 7/25/37 (e)(j)	126,746	62,511
Class B1, 1.2156% 7/25/37 (e)(j)	109,075	21,597
Class B2, 1.8656% 7/25/37 (e)(j)	279,207	47,549
Class B3, 4.2656% 7/25/37 (e)(j)	145,374	21,414
Class M1, 0.5756% 7/25/37 (e)(j)	95,755	35,975
Class M2, 0.6056% 7/25/37 (e)(j)	100,673	35,085
Class M3, 0.6356% 7/25/37 (e)(j)	162,958	53,385
Class M4, 0.7656% 7/25/37 (e)(j)	257,692	75,066
Class M5, 0.8656% 7/25/37 (e)(j)	128,460	31,511
Class M6, 1.0656% 7/25/37 (e)(j)	100,322	23,245
Series 2007-4A:
Class A2, 0.8156% 9/25/37 (e)(j)	950,904	522,997
Class B1, 2.8156% 9/25/37 (e)(j)	157,463	20,470
Class B2, 3.7156% 9/25/37 (e)(j)	590,424	70,851
Class M1, 1.2156% 9/25/37 (e)(j)	147,347	36,837
Class M2, 1.3156% 9/25/37 (e)(j)	147,347	30,943
Class M4, 1.8656% 9/25/37 (e)(j)	388,306	66,012
Class M5, 2.0156% 9/25/37 (e)(j)	388,306	58,246
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class M6, 2.2156% 9/25/37 (e)(j)	$ 388,402	$ 52,434
Series 2004-1 Class IO, 1.25% 4/25/34 (e)(k)	4,621,051	71,626
Series 2006-2A Class IO, 1.7976% 7/25/36 (c)(e)(k)	12,793,246	765,036
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7128% 3/15/19 (e)(j)	102,211	49,061
Class H, 0.9228% 3/15/19 (e)(j)	68,774	29,573
Class J, 1.1228% 3/15/19 (e)(j)	51,667	19,633
Series 2007-BBA8:
Class D, 0.5228% 3/15/22 (e)(j)	52,963	26,417
Class E, 0.5728% 3/15/22 (e)(j)	275,033	127,420
Class F, 0.6228% 3/15/22 (e)(j)	168,653	72,110
Class G, 0.6728% 3/15/22 (e)(j)	43,346	16,940
Class H, 0.8228% 3/15/22 (e)(j)	52,963	19,089
Class J, 0.9728% 3/15/22 (e)(j)	52,963	14,843
sequential payer Series 2007-PW17 Class A1, 5.282% 6/11/50	1,304,992	1,315,933
Series 2002-TOP8 Class X2, 2.0832% 8/15/38 (e)(j)(k)	5,909,417	121,512
Series 2003-PWR2 Class X2, 0.4648% 5/11/39 (e)(j)(k)	15,824,019	128,804
Series 2004-PWR6 Class X2, 0.6187% 11/11/41 (e)(j)(k)	6,225,449	100,377
Series 2005-PWR9 Class X2, 0.3883% 9/11/42 (e)(j)(k)	42,430,192	422,558
Series 2007-T28 Class A1, 5.422% 9/11/42	663,355	674,600
C-BASS Trust floater Series 2006-SC1 Class A, 0.5356% 5/25/36 (e)(j)	131,680	68,128
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.3511% 5/15/35 (e)(j)(k)	35,063,355	1,298,564
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.6028% 11/15/36 (e)(j)	56,376	15,785
Class H, 0.6428% 11/15/36 (e)(j)	45,122	11,281
sequential payer Series 2005-EMG Class A2, 4.2211% 9/20/51 (e)	218,606	219,175
Series 2004-C2 Class XP, 0.8556% 10/15/41 (e)(j)(k)	6,892,654	126,007
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class X3, 0.4233% 10/15/48 (j)(k)	58,236,815	847,340
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2:
Class A1, 5.064% 4/15/47 (j)	598,187	606,646
Class A2, 5.334% 4/15/47	2,463,000	2,397,757
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.5828% 4/15/17 (e)(j)	$ 120,571	$ 63,266
Class E, 0.6428% 4/15/17 (e)(j)	38,383	18,483
Class F, 0.6828% 4/15/17 (e)(j)	21,773	9,851
Class G, 0.8228% 4/15/17 (e)(j)	21,773	9,146
Class H, 0.8928% 4/15/17 (e)(j)	21,773	8,927
Class J, 1.1228% 4/15/17 (e)(j)	16,697	6,679
Series 2005-FL11:
Class F, 0.7228% 11/15/17 (e)(j)	48,777	23,588
Class G, 0.7728% 11/15/17 (e)(j)	33,810	15,610
Series 2004-LBN2 Class X2, 0.8704% 3/10/39 (e)(j)(k)	2,118,325	23,684
Series 2005-LP5 Class XP, 0.3391% 5/10/43 (j)(k)	13,624,236	72,429
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	180,301	181,202
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.6636% 12/15/39 (j)(k)	45,122,289	955,541
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 0.9618% 9/15/18 (j)(k)	16,600,888	265,737
Series 2003-C3 Class ASP, 1.6921% 5/15/38 (e)(j)(k)	13,635,570	174,320
Series 2004-C1 Class ASP, 0.953% 1/15/37 (e)(j)(k)	10,486,303	140,171
Series 2005-C1 Class ASP, 0.3041% 2/15/38 (e)(j)(k)	14,185,090	106,130
Series 2005-C2 Class ASP, 0.5445% 4/15/37 (e)(j)(k)	12,694,563	152,844
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.4428% 2/15/22 (e)(j)	236,650	89,927
0.5428% 2/15/22 (e)(j)	84,521	25,356
Class F, 0.5928% 2/15/22 (e)(j)	169,020	45,635
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	1,115,412	1,139,665
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class D, 6.484% 3/15/33	1,360,000	1,225,928
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 1.0483% 5/15/33 (e)(j)(k)	10,338,466	145,014
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A1, 4.576% 5/10/40	1,769,401	1,808,836
Commercial Mortgage Securities - continued
	Principal Amount	Value
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 2004-C3 Class X2, 0.6224% 12/10/41 (j)(k)	$ 7,363,757	$ 88,786
Greenwich Capital Commercial Funding Corp.:
Series 2003-C2 Class XP, 1.1772% 1/5/36 (e)(j)(k)	15,615,079	135,287
Series 2005-GG3 Class XP, 0.9155% 8/10/42 (e)(j)(k)	30,235,600	508,847
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (e)(k)	95,164,605	1,025,446
GS Mortgage Securities Corp. II floater:
Series 2006-FL8A Class F, 0.7156% 6/6/20 (e)(j)	105,970	48,746
Series 2007-EOP:
Class C, 0.5956% 3/6/20 (e)(j)	720,000	547,200
Class D, 0.6456% 3/6/20 (e)(j)	215,000	161,250
Class E, 0.7156% 3/6/20 (e)(j)	360,000	266,400
Class F, 0.7556% 3/6/20 (e)(j)	180,000	131,400
Class G, 0.7956% 3/6/20 (e)(j)	90,000	64,800
Class H, 0.9256% 3/6/20 (e)(j)	150,000	103,500
Class J, 1.1256% 3/6/20 (e)(j)	215,000	144,050
Hilton Hotel Pool Trust:
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (e)	202,787	210,922
Series 2000-HLTA Class D, 7.555% 10/3/15 (e)	1,275,000	1,360,891
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2001-C1 Class A2, 5.464% 10/12/35	335,349	339,829
Series 2002-C3 Class X2, 1.1342% 7/12/35 (e)(j)(k)	4,475,450	12,520
Series 2003-CB7 Class X2, 0.9262% 1/12/38 (e)(j)(k)	3,130,372	24,933
Series 2003-LN1 Class X2, 0.8121% 10/15/37 (e)(j)(k)	19,040,052	119,636
Series 2004-C1 Class X2, 1.1524% 1/15/38 (e)(j)(k)	2,944,185	33,054
Series 2004-CB8 Class X2, 1.2614% 1/12/39 (e)(j)(k)	3,658,071	47,797
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.5028% 11/15/18 (e)(j)	29,293	12,708
Class E, 0.5528% 11/15/18 (e)(j)	41,511	17,978
Class F, 0.6028% 11/15/18 (e)(j)	62,260	26,249
Class G, 0.6328% 11/15/18 (e)(j)	54,110	23,191
Class H, 0.7728% 11/15/18 (e)(j)	41,511	14,673
sequential payer:
Series 2006-LDP9 Class A1, 5.17% 5/15/47 (j)	835,523	849,933
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2008-C2 Class A1, 5.017% 2/12/51	$ 470,926	$ 473,254
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A1, 5.23% 9/15/39	614,944	625,511
Series 2006-C7 Class A1, 5.279% 11/15/38	266,688	271,908
Series 2007-C1 Class A1, 5.391% 2/15/40 (j)	348,365	354,885
Series 2007-C2 Class A1, 5.226% 2/15/40	341,366	346,950
Series 2002-C4 Class XCP, 1.3562% 10/15/35 (e)(j)(k)	9,386,557	4,078
Series 2002-C7 Class XCP, 1.1607% 1/15/36 (e)(j)(k)	6,724,444	18,954
Series 2003-C1 Class XCP, 1.4505% 12/15/36 (e)(j)(k)	3,886,333	26,324
Series 2004-C2 Class XCP, 1.2332% 3/15/36 (e)(j)(k)	6,373,742	93,027
Series 2004-C6 Class XCP, 0.7902% 8/15/36 (e)(j)(k)	8,673,840	92,570
Series 2005-C7 Class XCP, 0.3356% 11/15/40 (j)(k)	73,875,457	359,057
Series 2006-C1 Class XCP, 0.342% 2/15/41 (j)(k)	55,680,894	529,503
Series 2006-C6 Class XCP, 0.6633% 9/15/39 (j)(k)	26,139,968	497,229
Series 2007-C1 Class XCP, 0.4737% 2/15/40 (j)(k)	10,274,564	147,614
Series 2007-C2 Class XCP, 0.5136% 2/15/40 (j)(k)	47,433,770	788,819
LB-UBS Westfield Trust:
Series 2001-WM Class X, 0.7822% 7/14/16 (e)(j)(k)	11,713,617	93,689
Series 2001-WM, 6.754% 7/14/16 (e)	1,085,000	1,081,706
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.6128% 9/15/21 (e)(j)	145,070	39,894
Class G, 0.6328% 9/15/21 (e)(j)	286,588	71,647
Class H, 0.6728% 9/15/21 (e)(j)	73,934	16,635
Merrill Lynch Mortgage Trust:
Series 2005-MCP1 Class XP, 0.5308% 6/12/43 (j)(k)	11,119,591	198,938
Series 2005-MKB2 Class XP, 0.1639% 9/12/42 (j)(k)	5,823,023	34,649
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A1, 5.175% 3/12/51	362,763	368,217
Series 2007-8 Class A1, 4.622% 8/12/49	623,729	628,438
Series 2007-9 Class A2, 5.59% 9/12/49	952,000	935,450
Series 2006-4 Class XP, 0.6228% 12/12/49 (j)(k)	20,088,722	429,523
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.473% 7/15/19 (e)(j)	$ 104,414	$ 10,441
Series 2007-XCLA Class A1, 0.473% 7/17/17 (e)(j)	344,564	189,510
Series 2007-XLCA Class B, 0.7728% 7/17/17 (e)(j)	197,763	9,888
Series 2007-XLFA:
Class D, 0.463% 10/15/20 (e)(j)	84,694	21,174
Class E, 0.523% 10/15/20 (e)(j)	105,926	21,185
Class F, 0.573% 10/15/20 (e)(j)	63,569	11,442
Class G, 0.613% 10/15/20 (e)(j)	78,581	17,288
Class H, 0.703% 10/15/20 (e)(j)	49,464	4,946
Class J, 0.853% 10/15/20 (e)(j)	56,462	4,517
Class MHRO, 0.963% 10/15/20 (e)(j)	22,048	2,425
Class MJPM, 1.273% 10/15/20 (e)(j)	7,551	680
Class MSTR, 0.973% 10/15/20 (e)(j)	13,611	1,906
Class NHRO, 1.163% 10/15/20 (e)(j)	32,202	2,898
Class NSTR, 1.123% 10/15/20 (e)(j)	12,676	1,394
sequential payer:
Series 2003-IQ5 Class X2, 0.9799% 4/15/38 (e)(j)(k)	5,757,798	85,130
Series 2006-HQ8 Class A1, 5.124% 3/12/44	114,720	115,301
Series 2006-T23 Class A1, 5.682% 8/12/41	439,726	450,182
Series 2007-HQ11 Class A1, 5.246% 2/12/44	617,454	627,844
Series 2007-IQ14 Class A2, 5.61% 4/15/49	2,425,000	2,416,116
Series 2003-IQ6 Class X2, 0.5812% 12/15/41 (e)(j)(k)	12,134,174	140,414
Series 2005-HQ5 Class X2, 0.2111% 1/14/42 (j)(k)	11,675,756	75,199
Series 2005-IQ9 Class X2, 1.1689% 7/15/56 (e)(j)(k)	11,474,345	254,738
Series 2005-TOP17 Class X2, 0.5894% 12/13/41 (j)(k)	8,396,186	140,859
Series 2007-XLC1:
Class C, 0.8728% 7/17/17 (e)(j)	269,743	13,487
Class D, 0.9728% 7/17/17 (e)(j)	126,510	6,326
Class E, 1.0728% 7/17/17 (e)(j)	103,244	5,162
Morgan Stanley Dean Witter Capital I Trust:
Series 2003-HQ2 Class X2, 1.5251% 3/12/35 (e)(j)(k)	9,189,484	172,871
Series 2003-TOP9 Class X2, 1.399% 11/13/36 (e)(j)(k)	5,194,394	99,344
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7475% 3/24/18 (e)(j)	130,576	117,518
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4728% 1/15/18 (e)(j)	$ 161,978	$ 97,187
Series 2006-WL7A:
Class E, 0.5528% 9/15/21 (e)(j)	176,861	53,058
Class F, 0.6281% 8/11/18 (e)(j)	238,334	47,667
Class G, 0.6481% 8/11/18 (e)(j)	225,785	33,868
Class J, 0.8881% 8/11/18 (e)(j)	50,198	5,020
Series 2007-WHL8:
Class AP1, 0.9728% 6/15/20 (e)(j)	11,855	2,371
Class AP2, 1.0728% 6/15/20 (e)(j)	19,414	2,912
Class F, 0.7528% 6/15/20 (e)(j)	376,985	75,397
Class LXR2, 1.0728% 6/15/20 (e)(j)	257,008	25,701
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (e)	2,565,746	2,601,611
Series 2007-C30 Class A1, 5.031% 12/15/43	569,015	576,283
Series 2007-C31 Class A1, 5.14% 4/15/47	331,955	336,470
Series 2005-C18 Class XP, 0.4965% 4/15/42 (e)(j)(k)	18,737,882	141,070
Series 2005-C20 Class A3SF, 0.4175% 7/15/42 (j)	1,274,616	1,213,770
Series 2006-C23 Class X, 0.0795% 1/15/45 (e)(j)(k)	250,621,997	962,489
Series 2007-C30 Class XP, 0.4317% 12/15/43 (e)(j)(k)	49,472,402	747,701
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $60,403,302)		51,095,841
Certificates of Deposit - 0.4%

BNP Paribas SA yankee 0.84% 2/16/10	1,500,000	1,503,440
Lloyds TSB Bank PLC yankee 0.83% 2/12/10	4,000,000	4,003,285
TOTAL CERTIFICATES OF DEPOSIT (Cost $5,500,628)		5,506,725
Cash Equivalents - 15.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at:
0.2%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Treasury Obligations) #	$ 42,337,236	$ 42,337,000
0.21%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Government Obligations) # (a)	146,060,852	146,060,000
TOTAL CASH EQUIVALENTS (Cost $188,397,000)		188,397,000
TOTAL INVESTMENT PORTFOLIO - 112.7% (Cost $1,430,288,178)		1,413,007,313
NET OTHER ASSETS - (12.7)%		(159,553,564)
NET ASSETS - 100%		$ 1,253,453,749
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
92 Eurodollar 90 Day Index Contracts	Sept. 2009	$ 91,923,525	$ 467,533
72 Eurodollar 90 Day Index Contracts	Dec. 2009	71,917,200	162,013
72 Eurodollar 90 Day Index Contracts	March 2010	71,871,300	140,621
47 Eurodollar 90 Day Index Contracts	June 2010	46,871,338	55,674
47 Eurodollar 90 Day Index Contracts	Sept. 2010	46,822,575	36,861
TOTAL EURODOLLAR CONTRACTS			$ 862,702
Swap Agreements
		Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (i)

	Oct. 2034	$ 109,764	$ (82,394)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (i)

	Sept. 2034	$ 105,811	$ (100,027)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (i)	August 2034	83,149	(60,837)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (i)	Oct. 2034	99,343	(70,960)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (i)	April 2032	31,876	(17,577)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34 (Rating-Baa3) (i)	March 2034	10,593	(1,482)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (i)	Feb. 2034	1,009	(926)
		$ 441,545	$ (334,203)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Non-income producing - Issuer is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $100,976,779 or 8.1% of net assets.

(f) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $50,343,311 or 4.0% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $310,844.

(i) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,834,840 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 1,977,611
(m) Non-income producing.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$42,337,000 due 9/01/09 at 0.20%
BNP Paribas Securities Corp.	$ 7,279,829
Banc of America Securities LLC	3,624,700
Bank of America, NA	9,061,751
Deutsche Bank Securities, Inc.	3,987,170
ING Financial Markets LLC	1,166,225
J.P. Morgan Securities, Inc.	7,249,400
Mizuho Securities USA, Inc.	3,624,700
Morgan Stanley & Co., Inc.	1,812,350
Societe Generale, New York Branch	4,530,875
$ 42,337,000
$146,060,000 due 9/01/09 at 0.21%
J.P. Morgan Securities, Inc.	$ 146,060,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 115,161
Fidelity Ultra-Short Central Fund	552,885
Total	$ 668,046
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 6,291,778	$ 91,859	$ 5,738,675	$ -	0.0%
Fidelity Ultra-Short Central Fund	76,202,764	-	64,101,893*	-	0.0%
Total	$ 82,494,542	$ 91,859	$ 69,840,568	$ -
* Includes the value of shares redeemed through in-kind transactions. See Note 8 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Asset-Backed Securities	$ 120,687,427	$ -	$ 111,136,868	$ 9,550,559
Cash Equivalents	188,397,000	-	188,397,000	-
Certificates of Deposit	5,506,725	-	5,506,725	-
Collateralized Mortgage Obligations	65,394,524	-	64,348,657	1,045,867
Commercial Mortgage Securities	51,095,841	-	42,471,486	8,624,355
Corporate Bonds	303,936,276	-	303,936,276	-
U.S. Government Agency - Mortgage Securities	111,282,466	-	111,282,466	-
U.S. Government and Government Agency Obligations	566,707,054	-	566,707,054	-
Total Investments in Securities:	$ 1,413,007,313	$ -	$ 1,393,786,532	$ 19,220,781
Derivative Instruments:
Assets
Futures Contracts	$ 862,702	$ 862,702	$ -	$ -
Liabilities
Swap Agreements	$ (334,203)	$ -	$ (131,797)	$ (202,406)
Total Derivative Instruments:	$ 528,499	$ 862,702	$ (131,797)	$ (202,406)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities: Asset-Backed Securities
Beginning Balance	$ 2,559,315
Total Realized Gain (Loss)	(512,853)
Total Unrealized Gain (Loss)	(4,948,859)
Cost of Purchases	2,267,975
Proceeds of Sales	(2,691,204)
Amortization/Accretion	(381,625)
Transfers in/out of Level 3	13,257,810
Ending Balance	$ 9,550,559
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (5,301,437)
Collateralized Mortgage Obligations
Beginning Balance	$ -
Total Realized Gain (Loss)	13,078
Total Unrealized Gain (Loss)	(1,178,565)
Cost of Purchases	707,413
Proceeds of Sales	(36,124)
Amortization/Accretion	15,222
Transfers in/out of Level 3	1,524,843
Ending Balance	$ 1,045,867
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (1,178,565)
Commercial Mortgage Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	115,701
Total Unrealized Gain (Loss)	(3,445,381)
Cost of Purchases	3,998,198
Proceeds of Sales	(1,602,770)
Amortization/Accretion	(387,020)
Transfers in/out of Level 3	9,945,627
Ending Balance	$ 8,624,355
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (3,445,381)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (1,233,143)
Total Unrealized Gain (loss)	1,025,279
Transfers in/out of Level 3	5,458
Ending Balance	$ (202,406)
Realized gain (loss) on Swap Agreements for the period	$ (1,170,856)
The change in unrealized gain (loss) attributable to Level 3 Swap Agreements at August 31, 2009	$ 78,703

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 8 of the Notes to Financial Statements. Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfer out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (b)	$ -	$ (334,203)
Interest Rate Risk
Futures Contracts (a)	862,702	-
Total Value of Derivatives	$ 862,702	$ (334,203)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information

At August 31, 2009, the fund had a capital loss carryforward of approximately $42,122,800 of which $6,438,298, $4,621,616, $1,110,250, $1,361,959 and $28,590,677 will expire on August 31, 2013, 2014, 2015, 2016 and 2017, respectively.

The fund intends to elect to defer to its fiscal year ending August 31, 2010 approximately $30,178,499 of losses recognized during the period November 1, 2008 to August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009

Assets
Investment in securities, at value (including securities loaned of $143,070,620 and repurchase agreements of $188,397,000) - See accompanying schedule: Unaffiliated issuers (cost $1,430,288,178)		$ 1,413,007,313
Cash		6,871
Receivable for investments sold		185,413
Receivable for swap agreements		862
Receivable for fund shares sold		3,244,664
Interest receivable		7,220,452
Receivable for daily variation on futures contracts		18,050
Prepaid expenses		3,934
Total assets		1,423,687,559

Liabilities
Payable for investments purchased Regular delivery	$ 93,783
Delayed delivery	17,574,338
Payable for fund shares redeemed	5,160,696
Distributions payable	246,678
Unrealized depreciation on swap agreements	334,203
Accrued management fee	325,099
Distribution fees payable	159,287
Other affiliated payables	208,591
Other payables and accrued expenses	71,135
Collateral on securities loaned, at value	146,060,000
Total liabilities		170,233,810

Net Assets		$ 1,253,453,749
Net Assets consist of:
Paid in capital		$ 1,341,975,396
Undistributed net investment income		1,797,273
Accumulated undistributed net realized gain (loss) on investments		(73,566,555)
Net unrealized appreciation (depreciation) on investments		(16,752,365)
Net Assets		$ 1,253,453,749

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($265,959,229 ÷ 29,686,547 shares)	$ 8.96

Maximum offering price per share (100/98.50 of $8.96)	$ 9.10
Class T: Net Asset Value and redemption price per share ($253,439,357 ÷ 28,267,036 shares)	$ 8.97

Maximum offering price per share (100/98.50 of $8.97)	$ 9.11
Class B: Net Asset Value and offering price per share ($12,579,281 ÷ 1,401,882 shares)A	$ 8.97

Class C: Net Asset Value and offering price per share ($103,377,664 ÷ 11,525,878 shares)A	$ 8.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($618,098,218 ÷ 68,940,567 shares)	$ 8.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2009

Investment Income
Interest		$ 41,776,131
Income from Fidelity Central Funds		668,046
Total income		42,444,177

Expenses
Management fee	$ 3,935,648
Transfer agent fees	2,282,367
Distribution fees	1,978,818
Accounting and security lending fees	432,924
Custodian fees and expenses	40,609
Independent trustees' compensation	4,545
Registration fees	99,570
Audit	199,652
Legal	3,759
Interest	13,528
Miscellaneous	19,374
Total expenses before reductions	9,010,794
Expense reductions	(6,416)	9,004,378
Net investment income		33,439,799
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,077,728)
Fidelity Central Funds	(30,363,318)
Futures contracts	2,560,972
Swap agreements	(1,881,846)
Total net realized gain (loss)		(35,761,920)
Change in net unrealized appreciation (depreciation) on: Investment securities	33,162,366
Futures contracts	(629,984)
Swap agreements	1,455,266
Total change in net unrealized appreciation (depreciation)		33,987,648
Net gain (loss)		(1,774,272)
Net increase (decrease) in net assets resulting from operations		$ 31,665,527

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2009	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 33,439,799	$ 54,585,898
Net realized gain (loss)	(35,761,920)	(24,447,492)
Change in net unrealized appreciation (depreciation)	33,987,648	(22,462,426)
Net increase (decrease) in net assets resulting from operations	31,665,527	7,675,980
Distributions to shareholders from net investment income	(31,583,015)	(54,115,364)
Share transactions - net increase (decrease)	(121,336,902)	(18,385,435)
Total increase (decrease) in net assets	(121,254,390)	(64,824,819)

Net Assets
Beginning of period	1,374,708,139	1,439,532,958
End of period (including undistributed net investment income of $1,797,273 and distributions in excess of net investment income of $116,083, respectively)	$ 1,253,453,749	$ 1,374,708,139

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,

2009

2008

2007

2006 I

2005 K

2004 K

Selected Per-Share Data
Net asset value, beginning of period	$ 8.94	$ 9.25	$ 9.39	$ 9.39	$ 9.60	$ 9.55
Income from Investment Operations
Net investment income E	.237	.364	.414	.305	.281	.202
Net realized and unrealized gain (loss)	.007 H	(.315)	(.154)	.002	(.204)	.040
Total from investment operations	.244	.049	.260	.307	.077	.242
Distributions from net investment income	(.224)	(.359)	(.400)	(.307)	(.279)	(.192)
Distributions from net realized gain	-	-	-	-	(.008)	-
Total distributions	(.224)	(.359)	(.400)	(.307)	(.287)	(.192)
Net asset value, end of period	$ 8.96	$ 8.94	$ 9.25	$ 9.39	$ 9.39	$ 9.60
Total Return B, C, D	2.81%	.51%	2.79%	3.33%	.81%	2.56%
Ratios to Average Net Assets F, J
Expenses before reductions	.74%	.78%	.78%	.78% A	.85%	.87%
Expenses net of fee waivers, if any	.74%	.78%	.78%	.78% A	.85%	.87%
Expenses net of all reductions	.74%	.78%	.77%	.78% A	.85%	.87%
Net investment income	2.70%	3.98%	4.41%	3.91% A	2.96%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 265,959	$ 342,015	$ 412,412	$ 377,221	$ 369,512	$ 357,760
Portfolio turnover rate G	318%L	94%	91% L	55% A	94%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended October 31.

L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,

2009

2008

2007

2006 I

2005 K

2004 K

Selected Per-Share Data
Net asset value, beginning of period	$ 8.94	$ 9.26	$ 9.40	$ 9.40	$ 9.60	$ 9.55
Income from Investment Operations
Net investment income E	.237	.368	.417	.308	.284	.207
Net realized and unrealized gain (loss)	.016 H	(.327)	(.154)	.002	(.194)	.038
Total from investment operations	.253	.041	.263	.310	.090	.245
Distributions from net investment income	(.223)	(.361)	(.403)	(.310)	(.282)	(.195)
Distributions from net realized gain	-	-	-	-	(.008)	-
Total distributions	(.223)	(.361)	(.403)	(.310)	(.290)	(.195)
Net asset value, end of period	$ 8.97	$ 8.94	$ 9.26	$ 9.40	$ 9.40	$ 9.60
Total Return B, C, D	2.91%	.43%	2.82%	3.36%	.95%	2.59%
Ratios to Average Net Assets F, J
Expenses before reductions	.75%	.76%	.75%	.74% A	.81%	.83%
Expenses net of fee waivers, if any	.75%	.76%	.75%	.74% A	.81%	.83%
Expenses net of all reductions	.75%	.76%	.75%	.74% A	.81%	.83%
Net investment income	2.70%	4.01%	4.44%	3.95% A	2.99%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 253,439	$ 334,850	$ 516,227	$ 514,917	$ 544,662	$ 517,440
Portfolio turnover rate G	318%L	94%	91% L	55% A	94%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended October 31.

L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,

2009

2008

2007

2006 I

2005 K

2004 K

Selected Per-Share Data
Net asset value, beginning of period	$ 8.95	$ 9.27	$ 9.41	$ 9.41	$ 9.61	$ 9.56
Income from Investment Operations
Net investment income E	.167	.295	.344	.247	.210	.130
Net realized and unrealized gain (loss)	.007 H	(.326)	(.155)	.002	(.194)	.038
Total from investment operations	.174	(.031)	.189	.249	.016	.168
Distributions from net investment income	(.154)	(.289)	(.329)	(.249)	(.208)	(.118)
Distributions from net realized gain	-	-	-	-	(.008)	-
Total distributions	(.154)	(.289)	(.329)	(.249)	(.216)	(.118)
Net asset value, end of period	$ 8.97	$ 8.95	$ 9.27	$ 9.41	$ 9.41	$ 9.61
Total Return B, C, D	2.00%	(.36)%	2.01%	2.68%	.17%	1.77%
Ratios to Average Net Assets F, J
Expenses before reductions	1.54%	1.55%	1.54%	1.54% A	1.61%	1.63%
Expenses net of fee waivers, if any	1.54%	1.55%	1.54%	1.54% A	1.60%	1.63%
Expenses net of all reductions	1.54%	1.55%	1.53%	1.53% A	1.60%	1.63%
Net investment income	1.91%	3.22%	3.65%	3.15% A	2.21%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,579	$ 11,617	$ 19,895	$ 30,678	$ 39,190	$ 53,502
Portfolio turnover rate G	318%L	94%	91% L	55% A	94%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended October 31.

L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,

2009

2008

2007

2006 I

2005 K

2004 K

Selected Per-Share Data
Net asset value, beginning of period	$ 8.95	$ 9.26	$ 9.40	$ 9.40	$ 9.61	$ 9.55
Income from Investment Operations
Net investment income E	.164	.291	.340	.244	.206	.129
Net realized and unrealized gain (loss)	.006 H	(.315)	(.155)	.002	(.204)	.048
Total from investment operations	.170	(.024)	.185	.246	.002	.177
Distributions from net investment income	(.150)	(.286)	(.325)	(.246)	(.204)	(.117)
Distributions from net realized gain	-	-	-	-	(.008)	-
Total distributions	(.150)	(.286)	(.325)	(.246)	(.212)	(.117)
Net asset value, end of period	$ 8.97	$ 8.95	$ 9.26	$ 9.40	$ 9.40	$ 9.61
Total Return B, C, D	1.95%	(.29)%	1.98%	2.65%	.02%	1.86%
Ratios to Average Net Assets F, J
Expenses before reductions	1.57%	1.58%	1.57%	1.58% A	1.64%	1.65%
Expenses net of fee waivers, if any	1.57%	1.58%	1.57%	1.58% A	1.64%	1.65%
Expenses net of all reductions	1.57%	1.58%	1.57%	1.57% A	1.64%	1.65%
Net investment income	1.87%	3.18%	3.62%	3.12% A	2.16%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 103,378	$ 97,150	$ 129,105	$ 156,364	$ 194,992	$ 273,166
Portfolio turnover rate G	318%L	94%	91% L	55% A	94%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended October 31.

L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,

2009

2008

2007

2006 H

2005 J

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 8.94	$ 9.26	$ 9.40	$ 9.40	$ 9.60	$ 9.55
Income from Investment Operations
Net investment income D	.255	.385	.435	.321	.301	.225
Net realized and unrealized gain (loss)	.016 G	(.324)	(.154)	.003	(.194)	.038
Total from investment operations	.271	.061	.281	.324	.107	.263
Distributions from net investment income	(.241)	(.381)	(.421)	(.324)	(.299)	(.213)
Distributions from net realized gain	-	-	-	-	(.008)	-
Total distributions	(.241)	(.381)	(.421)	(.324)	(.307)	(.213)
Net asset value, end of period	$ 8.97	$ 8.94	$ 9.26	$ 9.40	$ 9.40	$ 9.60
Total Return B, C	3.12%	.65%	3.02%	3.51%	1.14%	2.78%
Ratios to Average Net Assets E, I
Expenses before reductions	.54%	.54%	.55%	.57% A	.63%	.64%
Expenses net of fee waivers, if any	.54%	.54%	.55%	.57% A	.63%	.64%
Expenses net of all reductions	.54%	.54%	.55%	.57% A	.63%	.64%
Net investment income	2.90%	4.23%	4.64%	4.12% A	3.18%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 618,098	$ 589,076	$ 361,894	$ 224,908	$ 151,257	$ 98,505
Portfolio turnover rate F	318%K	94%	91%K	55% A	94%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended October 31.

K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2009

1. Organization.

Fidelity Advisor Short Fixed-Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 27, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, bank notes, and U.S. government and government agency obligations, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, are valued at their closing net

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 20,889,695
Unrealized depreciation	(38,342,942)
Net unrealized appreciation (depreciation)	$ (17,453,247)

Undistributed ordinary income	$ 1,233,245
Capital loss carryforward	$ (42,122,800)

Cost for federal income tax purposes	$ 1,430,460,560

The tax character of distributions paid was as follows:

	August 31, 2009	August 31, 2008
Ordinary Income	$ 31,583,015	$ 54,115,364

Annual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts and swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include interest rate risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the

Annual Report

5. Investments in Derivative Instruments - continued

Futures Contracts - continued

following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

Annual Report

Notes to Financial Statements - continued

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risks of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional

Annual Report

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $441,545 representing .04% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(334,203). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $0. If a defined credit event had occurred as of period end, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $441,545 in addition to the collateral to settle these swaps.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ (1,881,846)	$ 1,455,266
Interest Rate Risk
Futures Contracts	2,560,972	(629,984)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 679,126	$ 825,282

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $2,560,972 for futures contracts and $(1,881,846) for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(629,984) for futures contracts and $1,455,266 for swap agreements.

Annual Report

Notes to Financial Statements - continued

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and liquidations and redemptions executed in-kind from Affiliated Central Funds, aggregated $228,899,281 and $277,596,113, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.15%	$ 434,569	$ 8,673
Class T	-%	.15%	418,738	3,889
Class B	.65%	.25%	114,633	82,915
Class C	.75%	.25%	1,010,878	95,949
			$ 1,978,818	$ 191,426

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, .75% to ..50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 36,424
Class T	19,800
Class B*	40,849
Class C*	14,170
$ 111,243

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 601,411.21
Class T	595,925.21
Class B	32,293.25
Class C	189,423.19
Institutional Class	863,315.16
	$ 2,282,367

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

Notes to Financial Statements - continued

8. Other Affiliated Transaction.

On January 23, 2009, Fidelity Ultra-Short Central Fund ("Ultra-Short"), a Fidelity Central Fund in which the fund was invested, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board of Trustees. Under the plan, Ultra-Short distributed in-kind all of its net assets to its shareholders pro-rata at its net asset value (NAV) per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $38,383,060 in return for 613,870 shares of Ultra-Short. The Fund recognized a loss as the transaction was considered taxable to the Fund for federal income tax purposes.

9. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,835 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

10. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $444,843.

Annual Report

11. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $84,603,000. The weighted average interest rate was .78%. The interest expense amounted to $1,828 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

12. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6,416.

13. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2009	2008
From net investment income
Class A	$ 7,428,883	$ 15,639,258
Class T	7,135,543	17,927,649
Class B	223,200	501,393
Class C	1,724,635	3,571,643
Institutional Class	15,070,754	16,475,421
Total	$ 31,583,015	$ 54,115,364

14. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2009	2008	2009	2008
Class A
Shares sold	9,941,149	11,302,265	$ 87,237,670	$ 103,603,312
Reinvestment of distributions	766,900	1,539,856	6,723,296	14,071,246
Shares redeemed	(19,290,657)	(19,150,281)	(168,828,363)	(174,320,632)
Net increase (decrease)	(8,582,608)	(6,308,160)	$ (74,867,397)	$ (56,646,074)
Class T
Shares sold	6,941,667	10,974,663	$ 60,988,545	$ 100,897,906
Reinvestment of distributions	737,067	1,767,638	6,466,822	16,191,013
Shares redeemed	(16,851,477)	(31,063,213)	(147,835,064)	(283,101,603)
Net increase (decrease)	(9,172,743)	(18,320,912)	$ (80,379,697)	$ (166,012,684)
Annual Report

Notes to Financial Statements - continued

14. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2009	2008	2009	2008
Class B
Shares sold	1,263,658	661,531	$ 11,096,469	$ 6,072,366
Reinvestment of distributions	18,393	41,928	161,152	384,593
Shares redeemed	(1,177,708)	(1,552,588)	(10,297,341)	(14,215,142)
Net increase (decrease)	104,343	(849,129)	$ 960,280	$ (7,758,183)
Class C
Shares sold	6,558,363	1,924,284	$ 57,444,025	$ 17,674,887
Reinvestment of distributions	136,027	261,023	1,194,319	2,389,857
Shares redeemed	(6,026,884)	(5,267,046)	(52,775,175)	(48,161,144)
Net increase (decrease)	667,506	(3,081,739)	$ 5,863,169	$ (28,096,400)
Institutional Class
Shares sold	33,120,632	38,519,700	$ 291,048,559	$ 347,579,198
Reinvestment of distributions	1,604,475	1,561,667	14,105,949	14,241,593
Shares redeemed	(31,655,130)	(13,302,803)	(278,067,765)	(121,692,885)
Net increase (decrease)	3,069,977	26,778,564	$ 27,086,743	$ 240,127,906

15. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

16. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Short Fixed-Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Short Fixed-Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of August 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Short Fixed-Income Fund as of August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 27, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversee 187 funds advised by FMR or an affiliate. Mr. Curvey oversees 407 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006- present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (68)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-
present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-
present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 15.46% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $19,321,057 of distributions paid during the period January 1, 2009 to August 31, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Short-Fixed Income Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

SFII-UANN-1009
1.784770.106

Item 2. Code of Ethics

As of the end of the period, August 31, 2009, Fidelity Advisor Series II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Advisor Intermediate Bond Fund and Fidelity Advisor Mortgage Securities Fund (the "Funds"):

Services Billed by PwC

August 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Intermediate Bond Fund	$85,000	$-	$5,400	$2,100
Fidelity Advisor Mortgage Securities Fund	$99,000	$-	$4,400	$2,300

August 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Intermediate Bond Fund	$96,000	$-	$3,000	$1,800
Fidelity Advisor Mortgage Securities Fund	$108,000	$-	$16,800	$1,900

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Advisor Short Fixed-Income Fund (the "Fund"):

Services Billed by Deloitte Entities

August 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Short Fixed-Income Fund	$172,000	$-	$5,600	$-

August 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Short Fixed-Income Fund	$156,000	$-	$5,600	$-

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	August 31, 2009A	August 31, 2008A
Audit-Related Fees	$3,015,000	$1,480,000B
Tax Fees	$2,000	$-
All Other Fees	$-	$- B

A Amounts may reflect rounding.

B Reflects current period presentation.

Services Billed by Deloitte Entities

	August 31, 2009A	August 31, 2008A
Audit-Related Fees	$815,000	$410,000
Tax Fees	$2,000	$-
All Other Fees	$405,000	$470,000B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2009 A	August 31, 2008 A
PwC	$3,885,000	$2,480,000
Deloitte Entities	$1,340,000	$1,075,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 29, 2009